                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07674

                      The Diversified Investors Funds Group
               (Exact name of registrant as specified in charter)

Investment Company Act file number 811-07495

                    The Diversified Investors Funds Group II
               (Exact name of registrant as specified in charter)

   4 Manhattanville Road, Purchase NY                                    10577
(Address of principal executive offices)                              (Zip code)

                                 Joseph Carusone
                    4 Manhattanville Road, Purchase NY 10577
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (914) 697-8586

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

The registrant's schedule of investments as set forth by Rule 12-12 of Regulation S-X follows.

                       DIVERSIFIED INVESTORS FUNDS GROUP
                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                              QUARTERLY PORTFOLIOS
                                 MARCH 31, 2007

DIVERSIFIED INVESTORS MONEY MARKET FUND
DIVERSIFIED INVESTORS HIGH QUALITY BOND FUND
DIVERSIFIED INVESTORS INTERMEDIATE GOVERNMENT BOND FUND
DIVERSIFIED INVESTORS CORE BOND FUND
DIVERSIFIED INVESTORS TOTAL RETURN BOND FUND
DIVERSIFIED INVESTORS HIGH YIELD BOND FUND
DIVERSIFIED INVESTORS BALANCED FUND
DIVERSIFIED INVESTORS VALUE & INCOME FUND
DIVERSIFIED INVESTORS VALUE FUND
DIVERSIFIED INVESTORS STOCK INDEX FUND
DIVERSIFIED INVESTORS GROWTH & INCOME FUND
DIVERSIFIED INVESTORS EQUITY GROWTH FUND
DIVERSIFIED INVESTORS AGGRESSIVE EQUITY FUND
DIVERSIFIED INVESTORS MID-CAP VALUE FUND
DIVERSIFIED INVESTORS MID-CAP GROWTH FUND
DIVERSIFIED INVESTORS SMALL-CAP VALUE FUND
DIVERSIFIED INVESTORS SPECIAL EQUITY FUND
DIVERSIFIED INVESTORS SMALL-CAP GROWTH FUND
DIVERSIFIED INVESTORS INTERNATIONAL EQUITY FUND

The above funds, except for Diversified Investors Stock Index Fund, are fully invested in a corresponding series of Diversified Investors Portfolios which are located in this report.

Diversified Investors Stock Index Fund is fully invested in Master Index Portfolio -- S&P 500 Index Master Portfolio which is located in this report.

SHORT HORIZON STRATEGIC ALLOCATION FUND
SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND
INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND
INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND
LONG HORIZON STRATEGIC ALLOCATION FUND

The above funds are "fund of funds" fully invested in various funds of the Diversified Investors Funds Group.

                    SHORT HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS

6,715,028   Diversified Investors Funds Group -- Core Bond Fund.........  $ 82,661,991

  202,527   Diversified Investors Funds Group -- Equity Growth Fund.....     4,281,430

   75,850   Diversified Investors Funds Group -- Growth & Income Fund...     1,714,211

3,581,670   Diversified Investors Funds Group -- High Quality Bond
            Fund........................................................    40,831,037

1,465,583   Diversified Investors Funds Group -- High Yield Bond Fund...    14,260,125



  136,986   Diversified Investors Funds Group -- International Equity
            Fund........................................................     2,499,998

   49,574   Diversified Investors Funds Group -- Mid-Cap Growth Fund....       533,417

   58,795   Diversified Investors Funds Group -- Mid-Cap Value Fund.....       906,034

  263,481   Diversified Investors Funds Group -- Money Market Fund......     2,802,255

   26,531   Diversified Investors Funds Group -- Small-Cap Growth
            Fund........................................................       382,054

   31,173   Diversified Investors Funds Group -- Small-Cap Value Fund...       378,443

   16,040   Diversified Investors Funds Group -- Special Equity Fund....       387,522

  179,629   Diversified Investors Funds Group -- Value & Income Fund....     4,681,141
                                                                          ------------
            Total Investments -- 100.0% (Cost $155,290,133).............   156,319,658
            Liabilities less other assets -- (0.0%).....................       (12,725)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $156,306,933
                                                                          ============

The aggregate cost of investments for federal income tax purposes at March 31, 2007 is
$155,290,133.

The following amounts are based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $  3,853,222
            Gross unrealized depreciation...............................    (2,823,697)
                                                                          ------------
            Net unrealized appreciation.................................  $  1,029,525
                                                                          ============

                    See notes to portfolios of investments.

              SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007
                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS

5,503,878   Diversified Investors Funds Group -- Core Bond Fund.........  $ 67,752,744

  642,341   Diversified Investors Funds Group -- Equity Growth Fund.....    13,579,087

  240,594   Diversified Investors Funds Group -- Growth & Income Fund...     5,437,434

2,933,016   Diversified Investors Funds Group -- High Quality Bond
            Fund........................................................    33,436,377

1,198,905   Diversified Investors Funds Group -- High Yield Bond Fund...    11,665,342

  433,613   Diversified Investors Funds Group -- International Equity
            Fund........................................................     7,913,431

  157,078   Diversified Investors Funds Group -- Mid-Cap Growth Fund....     1,690,154

  186,380   Diversified Investors Funds Group -- Mid-Cap Value Fund.....     2,872,109

  317,912   Diversified Investors Funds Group -- Money Market Fund......     3,381,157

   84,034   Diversified Investors Funds Group -- Small-Cap Growth
            Fund........................................................     1,210,094

   98,878   Diversified Investors Funds Group -- Small-Cap Value Fund...     1,200,383

   50,828   Diversified Investors Funds Group -- Special Equity Fund....     1,228,001

  569,590   Diversified Investors Funds Group -- Value & Income Fund....    14,843,504
                                                                          ------------
            Total Investments -- 100.0% (Cost $159,536,522).............   166,209,817
            Liabilities less other assets -- (0.0%).....................       (13,575)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $166,196,242
                                                                          ============

The aggregate cost of investments for federal income tax purposes at March 31, 2007 is
$159,536,522.

The following amounts are based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $  8,456,336
            Gross unrealized depreciation...............................    (1,783,041)
                                                                          ------------
            Net unrealized appreciation.................................  $  6,673,295
                                                                          ============

                    See notes to portfolios of investments.

                 INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                                                      VALUE
  ------                                                                   ------------
             INVESTMENTS
16,214,314   Diversified Investors Funds Group -- Core Bond Fund.........  $199,598,210
 4,474,301   Diversified Investors Funds Group -- Equity Growth Fund.....    94,586,713
 1,677,053   Diversified Investors Funds Group -- Growth & Income Fund...    37,901,404
 7,912,673   Diversified Investors Funds Group -- High Quality Bond
               Fund......................................................    90,204,476
 3,535,648   Diversified Investors Funds Group -- High Yield Bond Fund...    34,401,854
 3,027,044   Diversified Investors Funds Group -- International Equity
               Fund......................................................    55,243,556
 1,094,809   Diversified Investors Funds Group -- Mid-Cap Growth Fund....    11,780,148
 1,299,040   Diversified Investors Funds Group -- Mid-Cap Value Fund.....    20,018,204
 1,083,111   Diversified Investors Funds Group -- Money Market Fund......    11,519,425
   585,174   Diversified Investors Funds Group -- Small-Cap Growth
               Fund......................................................     8,426,511
   688,547   Diversified Investors Funds Group -- Small-Cap Value Fund...     8,358,963
   354,086   Diversified Investors Funds Group -- Special Equity Fund....     8,554,716
 3,972,019   Diversified Investors Funds Group -- Value & Income Fund....   103,510,810
                                                                           ------------
             Total Investments -- 100.0% (Cost $638,427,000).............   684,104,990
             Liabilities less other assets -- (0.0%).....................       (55,485)
                                                                           ------------
             NET ASSETS -- 100.0%........................................  $684,049,505
                                                                           ============



The aggregate cost of investments for federal income tax purposes at March 31, 2007 is
$638,427,000.



The following amounts are based on cost for federal income tax purposes:



             Gross unrealized appreciation...............................  $ 49,741,607
             Gross unrealized depreciation...............................    (4,063,617)
                                                                           ------------
             Net unrealized appreciation.................................  $ 45,677,990
                                                                           ============

                    See notes to portfolios of investments.

              INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS

9,088,898   Diversified Investors Funds Group -- Core Bond Fund.........  $111,884,336

6,009,611   Diversified Investors Funds Group -- Equity Growth Fund.....   127,043,173

2,252,293   Diversified Investors Funds Group -- Growth & Income Fund...    50,901,810

4,843,219   Diversified Investors Funds Group -- High Quality Bond
            Fund........................................................    55,212,697

            Diversified Investors Funds Group -- High Yield Bond Fund...
1,980,662                                                                   19,271,838

            Diversified Investors Funds Group -- International Equity
            Fund........................................................
4,059,988                                                                   74,094,779
            Diversified Investors Funds Group -- Mid-Cap Growth Fund....
1,468,929                                                                   15,805,675
            Diversified Investors Funds Group -- Mid-Cap Value Fund.....
1,745,449                                                                   26,897,367
            Diversified Investors Funds Group -- Money Market Fund......
  616,184                                                                    6,553,424

  785,854   Diversified Investors Funds Group -- Small-Cap Growth
            Fund........................................................    11,316,303

  924,860   Diversified Investors Funds Group -- Small-Cap Value Fund...    11,227,801

  475,568   Diversified Investors Funds Group -- Special Equity Fund....    11,489,723

5,334,617   Diversified Investors Funds Group -- Value & Income Fund....   139,020,127
                                                                          ------------
            Total Investments -- 100.0% (Cost $574,109,477).............   660,719,053
            Liabilities less other assets -- (0.0%).....................       (53,821)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $660,665,232
                                                                          ============

The aggregate cost of investments for federal income tax purposes at March 31, 2007 is
$574,109,477.

The following amounts are based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $ 89,131,373
            Gross unrealized depreciation...............................    (2,521,797)
                                                                          ------------
            Net unrealized appreciation.................................  $ 86,609,576
                                                                          ============

                    See notes to portfolios of investments.

                     LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

 SHARES                                                                      VALUE
 ------                                                                   ------------
            INVESTMENTS

1,499,021   Diversified Investors Funds Group -- Core Bond Fund.........  $ 18,452,943

4,895,207   Diversified Investors Funds Group -- Equity Growth Fund.....   103,484,678

1,780,072   Diversified Investors Funds Group -- Growth & Income Fund...    40,229,627

  800,741   Diversified Investors Funds Group -- High Quality Bond
            Fund........................................................     9,128,448

  328,855   Diversified Investors Funds Group -- High Yield Bond Fund...     3,199,757

3,383,470   Diversified Investors Funds Group -- International Equity
            Fund........................................................    61,748,336


1,278,187   Diversified Investors Funds Group -- Mid-Cap Growth Fund....    13,753,295

1,378,602   Diversified Investors Funds Group -- Mid-Cap Value Fund.....    21,244,250

  874,993   Diversified Investors Funds Group -- Money Market Fund......     9,305,992

  696,622   Diversified Investors Funds Group -- Small-Cap Growth
            Fund........................................................    10,031,362

  763,660   Diversified Investors Funds Group -- Small-Cap Value Fund...     9,270,833

  398,853   Diversified Investors Funds Group -- Special Equity Fund....     9,636,287

4,175,311   Diversified Investors Funds Group -- Value & Income Fund....   108,808,606
                                                                          ------------
            Total Investments -- 100.0% (Cost $356,726,919).............   418,294,414
            Liabilities less other assets -- (0.0%).....................       (33,869)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $418,260,545
                                                                          ============

The aggregate cost of investments for federal income tax purposes at March 31, 2007 is
$356,726,919.

The following amounts are based on cost for federal income tax purposes:

            Gross unrealized appreciation...............................  $ 61,695,882
            Gross unrealized depreciation...............................      (128,387)
                                                                          ------------
            Net unrealized appreciation.................................  $ 61,567,495
                                                                          ============

                    See notes to portfolios of investments.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                       NOTES TO PORTFOLIOS OF INVESTMENTS

                                  (UNAUDITED)

1. ORGANIZATION

The Diversified Investors Funds Group II (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is composed of twenty-four different series that are, in effect, separate investment funds. Five of the series are doing business as the Diversified Investors Strategic Allocation Funds, which are non-diversified open-end management investment companies as defined by the 1940 Act, and are presented herein: Short Horizon Strategic Allocation Fund ("Short Horizon"), Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Long Horizon Strategic Allocation Fund ("Long Horizon") (individually, a "Fund" and collectively, the "Funds"). The Trust established and designated Short Horizon, Intermediate Horizon, and Intermediate Long Horizon as separate series on April 15, 1996. Short Intermediate Horizon and Long Horizon were established and designated as separate series on May 1, 1998. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Funds Group (the "Funds Group"). The Funds Group is an open-end management investment company registered under the 1940 Act (that has the same investment advisor as the Funds). The Funds Group seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of the Diversified Investors Portfolios.

2. INVESTMENT VALUATION

The value of any Fund's investment in a corresponding Fund of the Funds Group is valued at the net asset value per share of each Fund determined as of the close of business of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
               COMMERCIAL PAPER -- 42.9%
$ 39,060,000   Bank of America Corp.,
                 5.23%, 05/24/07.............  $ 38,753,751
  38,450,000   Barclays US Funding LLC,
                 5.24%, 05/14/07.............    38,203,748
  35,000,000   Citibank Credit Card Issuance
                 Trust -- 144A,
                 5.24%, 06/22/07.............    34,577,161
  37,000,000   Citigroup Funding, Inc.,
                 5.25%, 04/25/07.............    36,865,104
  28,000,000   Dexia Delaware LLC,
                 5.24%, 05/07/07.............    27,849,348
   9,530,000   ING (US) Funding LLC,
                 5.22%, 06/06/07.............     9,437,505
  17,470,000   ING (US) Funding LLC,
                 5.22%, 06/08/07.............    17,295,380
  35,000,000   Jupiter Securitization
                 Corp. LLC -- 144A,
                 5.27%, 04/27/07.............    34,861,663
  37,000,000   Sheffield Receivables -- 144A,
                 5.25%, 05/14/07.............    36,762,584
  47,000,000   The Bear Stearns Companies,
                 Inc.,
                 5.23%, 06/14/07.............    46,487,896
  38,930,000   UBS Finance Delaware,
                 5.23%, 06/04/07.............    38,562,734
  37,200,000   Windmill Funding
                 Corp. -- 144A,
                 5.25%, 04/13/07.............    37,129,475
                                               ------------
               TOTAL COMMERCIAL PAPER
                 (Cost $396,786,349).........   396,786,349
                                               ------------
               YANKEE CERTIFICATES OF DEPOSIT -- 19.8%
  34,670,000   Calyon NY Branch,
                 5.34%, 05/04/07.............    34,670,000
  31,420,000   Credit Suisse First Boston New
                 York Branch,
                 5.28%, 04/09/07.............    31,420,000
  30,000,000   Deutsche Bank AG New York
                 Branch,
                 5.35%, 08/07/07.............    30,000,000
  15,270,000   Dresdner Bank AG New York
                 Branch,
                 5.30%, 10/09/07.............    15,270,000
  15,370,000   Dresdner Bank AG New York
                 Branch,
                 5.30%, 01/10/08.............    15,370,000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
               YANKEE CERTIFICATES OF DEPOSIT (CONTINUED)
$ 21,180,000   Royal Bank of Canada,
                 5.30%, 04/05/07.............  $ 21,180,000
  35,000,000   Toronto Dominion Bank,
                 5.31%, 07/09/07.............    35,000,000
                                               ------------
               TOTAL YANKEE CERTIFICATES OF
                 DEPOSIT
                 (Cost $182,910,000).........   182,910,000
                                               ------------
               MEDIUM TERM CORPORATE NOTES -- 3.9%
  36,170,000   Greenwich Capital Holdings,
                 Variable Rate,
                 5.28%, 11/09/07(1) (Cost
                 $36,170,000)................    36,170,000
                                               ------------
               SHORT TERM CORPORATE NOTES -- 17.5%
   5,790,000   American Express Bank FSB,
                 Variable Rate,
                 5.40%, 11/21/07(1)..........     5,794,126
  16,900,000   American Express Credit Corp.,
                 Variable Rate,
                 5.42%, 04/05/07(1)..........    16,900,000
  34,000,000   Goldman Sachs Group
                 LP -- 144A,
                 Series MTN, Variable Rate,
                 5.45%, 09/14/07(1)..........    34,023,877
  32,730,000   HSBC Finance Corp., Series
                 MTN, Variable Rate,
                 5.40%, 06/01/07(1)..........    32,734,604
  14,000,000   Merrill Lynch & Company, Inc.,
                 Series MNT5, Variable Rate,
                 5.57%, 07/11/07(1)..........    14,000,000
  33,850,000   Morgan Stanley, Variable Rate,
                 5.35%, 02/02/08(1)..........    33,850,000
  25,000,000   Societe Generale New York,
                 Variable Rate,
                 5.38%, 03/27/08(1)..........    25,000,000
                                               ------------
               TOTAL SHORT TERM CORPORATE
                 NOTES (Cost $162,302,607)...   162,302,607
                                               ------------
               TOTAL SECURITIES
                 (Cost $778,168,956).........   778,168,956
                                               ------------

                    See notes to portfolios of investments.

                             MONEY MARKET PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
               REPURCHASE AGREEMENTS -- 15.6%
$      3,283   With Investors Bank & Trust,
                 dated 03/30/07,
                 4.76%, due 04/02/07,
                 repurchase proceeds at
                 maturity $3,284
                 (Collateralized by Fannie
                 Mae, 4.28%, due 07/01/33,
                 with a value of $3,447).....  $      3,283
 144,580,000   With Warburg Dillon Reed,
                 dated 03/30/07,
                 5.38%, due 04/02/07,
                 repurchase proceeds at
                 maturity $144,644,820
                 (Collateralized by various
                 Fannie Maes, 5.00%-7.50%,
                 due 07/01/20-11/01/35, with
                 a total value of $73,326,177
                 and various Freddie Mac
                 Golds, 4.50%-6.50%, due
                 09/01/18-01/01/37, with a
                 total value of
                 $74,146,751)................   144,580,000
                                               ------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $144,583,283).........   144,583,283
                                               ------------
               Total Investments -- 99.7%
                 (Cost $922,752,239).........   922,752,239
               Other assets less
                 liabilities -- 0.3%.........     3,777,547
                                               ------------
               NET ASSETS -- 100.0%..........  $926,529,786
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $922,752,239.
---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 2.8%
              US TREASURY NOTES
$10,000,000   4.88%, 05/31/08................  $ 10,007,820
  4,000,000   5.00%, 07/31/08(8).............     4,011,876
 10,000,000   4.75%, 12/31/08(8).............    10,016,410
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $23,972,238)...........    24,036,106
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 17.9%
              ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 12.7%
  5,400,000   Fannie Mae, Series 2003-32,
                Class PE,
                4.00%, 03/25/26..............     5,298,297
  1,485,275   Fannie Mae, Series 2003-34,
                Class GT,
                4.00%, 01/25/27..............     1,464,503
    143,238   Fannie Mae, Series 2003-46,
                Class PQ,
                3.00%, 06/25/19..............       142,821
  2,550,000   Fannie Mae, Series 2003-62,
                Class OD,
                3.50%, 04/25/26..............     2,469,558
  1,403,944   Fannie Mae, Series 2003-63,
                Class GU,
                4.00%, 07/25/33..............     1,383,391
    921,170   Fannie Mae, Series 2003-67,
                Class GL,
                3.00%, 01/25/25..............       903,167
  5,192,057   Fannie Mae, Series 2003-69,
                Class GJ,
                3.50%, 12/25/31..............     4,960,616
  3,318,912   Fannie Mae, Series 2003-92,
                Class KQ,
                3.50%, 06/25/23..............     3,262,505
    694,647   Fannie Mae, Series 2004-21,
                Class QA,
                4.00%, 11/25/17..............       691,585
  2,877,461   Fannie Mae, Series 2004-70,
                Class DN,
                4.00%, 12/25/29..............     2,776,896
  5,153,857   Fannie Mae, Series 2004-80,
                Class LG,
                4.00%, 10/25/16..............     5,054,594
  6,410,553   Federal Home Loan Bank, Series
                00-0582, Class H,
                4.75%, 10/25/10..............     6,338,050
  4,495,872   Federal Home Loan Bank, Series
                1Y-9009, Class A,
                4.06%, 08/25/09..............     4,391,612
  2,331,308   Federal Home Loan Bank, Series
                3Q-9009, Class 1,
                3.92%, 09/25/09..............     2,280,246
  7,806,304   Freddie Mac, Series 2416, Class
                PE,
                6.00%, 10/15/21..............     7,932,196

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              ASSET BACKED: MORTGAGE AND HOME EQUITY
                (CONTINUED)
$ 1,086,840   Freddie Mac, Series 2454, Class
                BG,
                6.50%, 08/15/31..............  $  1,093,280
  2,160,899   Freddie Mac, Series 2614, Class
                JA,
                3.76%, 03/15/29..............     2,081,497
  5,573,613   Freddie Mac, Series 2625, Class
                JD,
                3.25%, 07/15/17..............     5,290,988
  4,946,301   Freddie Mac, Series 2627, Class
                KP,
                2.87%, 12/15/16..............     4,688,986
  5,677,527   Freddie Mac, Series 2630, Class
                HC,
                4.00%, 01/15/17..............     5,531,840
  5,800,000   Freddie Mac, Series 2631, Class
                CD,
                4.00%, 10/15/26..............     5,659,387
  5,697,884   Freddie Mac, Series 2637,
                Class A,
                3.38%, 03/15/18..............     5,400,522
  4,385,499   Freddie Mac, Series 2672, Class
                HA,
                4.00%, 09/15/16..............     4,271,046
  2,143,950   Freddie Mac, Series 2760, Class
                EA,
                4.50%, 04/15/13..............     2,130,561
  1,944,837   Freddie Mac, Series 2782, Class
                HE,
                4.00%, 09/15/17..............     1,886,085
  4,283,249   Freddie Mac, Series 3056, Class
                AP,
                5.50%, 01/15/27..............     4,292,291
  5,620,786   Government National Mortgage
                Association, Series 2006-67,
                Class A,
                3.95%, 11/16/30..............     5,471,590
  6,750,000   Government National Mortgage
                Association, Series 2007-15,
                Class A,
                4.51%, 10/16/28..............     6,648,764
  4,990,272   Government National Mortgage
                Association, Series 2007-4,
                Class A,
                4.21%, 06/16/29..............     4,882,338
                                               ------------
                                                108,679,212
                                               ------------
              ASSET BACKED: US GOVERNMENT AGENCIES -- 0.6%
  5,000,000   Student Loan Marketing
                Association Student Loan
                Trust -- 144A, Series 2003-4,
                Class A5B,
                3.39%, 03/15/33..............     4,857,575
                                               ------------

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE -- 2.0%
$ 3,800,000   5.00%, 09/15/08................  $  3,805,437
    645,506   PL# 254062,
                6.00%, 10/01/11..............       652,213
  1,601,801   PL# 254754,
                4.50%, 05/01/10..............     1,574,596
  2,289,595   PL# 254758,
                4.50%, 06/01/13..............     2,253,235
  1,145,310   PL# 254805,
                5.00%, 06/01/13..............     1,139,958
  2,191,328   PL# 254807,
                5.00%, 07/01/13..............     2,181,089
    575,476   PL# 323743,
                5.00%, 04/01/14..............       570,779
    328,049   PL# 429168,
                6.00%, 05/01/13..............       334,299
    151,187   PL# 50903,
                6.00%, 09/01/08..............       151,512
    215,098   PL# 50973,
                6.00%, 01/01/09..............       215,560
    341,008   PL# 517699,
                6.00%, 07/01/14..............       347,402
  1,055,941   PL# 545038,
                6.00%, 09/01/14..............     1,074,594
  2,557,128   PL# 555154,
                5.50%, 12/01/22..............     2,551,162
    106,813   PL# 609771,
                6.00%, 09/01/08..............       107,692
                                               ------------
                                                 16,959,528
                                               ------------
              FEDERAL HOME LOAN BANK -- 1.7%
  7,500,000   4.00%, 04/25/07................     7,493,572
  2,500,000   3.75%, 08/18/09................     2,441,350
  4,714,111   Series 6T-9009,
              3.84%, 11/25/09................     4,585,954
                                               ------------
                                                 14,520,876
                                               ------------
              FREDDIE MAC GOLD -- 0.7%
    126,061   PL# E00532,
                6.50%, 02/01/13..............       129,138
    221,066   PL# E00542,
                6.50%, 04/01/13..............       226,476
    572,379   PL# E00676,
                5.50%, 06/01/14..............       575,986
    957,433   PL# E89557,
                5.50%, 04/01/17..............       962,085
  3,245,657   PL# G40426,
                5.50%, 03/01/11..............     3,268,520
    755,134   PL# M90802,
                4.00%, 03/01/08..............       746,735
                                               ------------
                                                  5,908,940
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.2%
$ 1,727,273   PL# 436708,
                5.75%, 12/15/22..............  $  1,742,734
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $154,460,675)..........   152,668,865
                                               ------------
              CORPORATE BONDS AND NOTES -- 75.9%
              BANKS -- 10.1%
  5,000,000   American Express Bank FSB,
                Series BKNT, Floating Rate,
                5.38%, 06/22/09(3)...........     4,999,265
  4,700,000   American Express Centurion
                Bank, Series BKNT,
                4.38%, 07/30/09..............     4,644,690
  4,330,000   Bank of America Corp.,
                7.13%, 03/01/09..............     4,486,478
  1,375,000   Bank of America Corp.,
                7.80%, 02/15/10..............     1,475,499
  6,000,000   Bank of Montreal-Chicago,
                7.80%, 04/01/07..............     6,000,000
  4,600,000   Bank of Scotland -- 144A
                (United Kingdom),
                3.50%, 11/30/07..............     4,549,460
 13,100,000   Bank One Corp.,
                2.63%, 06/30/08..............    12,707,092
  2,650,000   BankBoston NA, Series BKNT,
                6.38%, 04/15/08..............     2,679,198
 14,385,000   Capital One Financial Corp.,
                Series MTN,
                5.70%, 09/15/11..............    14,544,946
  2,000,000   HBOS Treasury Services PLC -- 144A
                (United Kingdom),
                3.75%, 09/30/08..............     1,958,534
  3,025,000   National City Bank, Series
                BKNT,
                4.25%, 01/29/10..............     2,956,084
  3,630,000   US Bank NA, Series BKNT,
                4.13%, 03/17/08..............     3,592,012
  3,125,000   Wachovia Corp.,
                5.63%, 12/15/08..............     3,154,613
  7,000,000   Wachovia Corp., Floating Rate,
                5.41%, 07/20/07(3)...........     7,003,199
  3,000,000   Wells Fargo & Company,
                4.20%, 01/15/10..............     2,936,949
  8,500,000   Wells Fargo & Company,
                Floating Rate,
                5.41%, 03/23/10(2)...........     8,507,072
                                               ------------
                                                 86,195,091
                                               ------------
              FINANCIAL SERVICES -- 8.5%
  2,900,000   Caterpillar Financial Services Corp.,
                Series MTNF,
                3.10%, 05/15/07..............     2,892,219
  5,000,000   Citigroup, Inc.,
                3.50%, 02/01/08..............     4,932,600

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 8,472,000   Citigroup, Inc.,
                4.63%, 08/03/10..............  $  8,384,824
  8,155,000   Credit Suisse First Boston USA, Inc.,
                4.70%, 06/01/09..............     8,105,336
  2,500,000   General Electric Capital Corp.,
                Series MTNA,
                4.00%, 06/15/09..............     2,448,600
  2,800,000   Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............     2,754,648
  8,000,000   Goldman Sachs Group, Inc.,
                Series MTNB, Floating Rate,
                5.76%, 10/07/11(2)...........     8,083,936
  6,250,000   Lehman Brothers Holdings, Inc.,
                Series MTNG,
                3.95%, 11/10/09..............     6,090,175
  7,775,000   Merrill Lynch & Company, Inc.,
                Series MTNC,
                4.83%, 10/27/08..............     7,735,130
  6,000,000   Merrill Lynch & Company, Inc.,
                Series MTNC,
                4.13%, 01/15/09..............     5,897,508
  3,294,000   Morgan Stanley,
                3.88%, 01/15/09..............     3,228,604
  2,425,000   Morgan Stanley, Series MTN,
                5.63%, 01/09/12..............     2,459,406
  2,750,000   The Bear Stearns Companies,
                Inc.,
                2.88%, 07/02/08..............     2,674,216
  6,875,000   The Bear Stearns Companies,
                Inc.,
                5.35%, 02/01/12..............     6,895,721
                                               ------------
                                                 72,582,923
                                               ------------
              INSURANCE -- 1.9%
 11,000,000   Met Life Global Funding I -- 144A,
                Series MTN,
                5.75%, 07/25/11..............    11,285,064
  2,500,000   New York Life Global
                Funding -- 144A,
                3.88%, 01/15/09..............     2,447,463
  2,785,000   Prudential Financial, Inc.,
                Series MTN,
                3.75%, 05/01/08..............     2,742,891
                                               ------------
                                                 16,475,418
                                               ------------
              MACHINERY -- 0.2%
  2,000,000   Caterpillar, Inc.,
                7.25%, 09/15/09..............     2,099,184
                                               ------------
              MANUFACTURING -- 0.6%
  4,700,000   Siemens Financiering NV -- 144A
                (the Netherlands), Floating
                Rate,
                5.41%, 08/14/09(2)...........     4,703,962
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.3%
  2,525,000   Abbott Laboratories,
                3.50%, 02/17/09..............     2,457,194
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES, AUTOMOTIVE EQUIPMENT AND
                REPAIRS -- 13.2%
$ 4,500,000   Bay View Auto Trust, Series
                2005-LJ1, Class A4,
                4.09%, 05/25/12..............  $  4,423,738
  2,500,000   BMW Vehicle Owner Trust, Series
                2006-A, Class A4,
                5.07%, 08/25/11..............     2,502,400
  2,717,208   Capital Auto Receivables Asset
                Trust, Series 2005-1, Class
                A4,
                4.05%, 07/15/09..............     2,705,522
  1,687,292   Capital One Auto Finance Trust,
                Series 2005-A, Class A3,
                4.28%, 07/15/09..............     1,684,135
  1,471,605   Capital One Auto Finance Trust,
                Series 2005-BSS, Class A3,
                4.08%, 11/15/09..............     1,467,122
  1,568,267   Capital One Auto Finance Trust,
                Series 2005-C, Class A3,
                4.61%, 07/15/10..............     1,564,134
  3,500,000   Capital One Prime Auto
                Receivables Trust, Series
                2004-3, Class A4,
                3.69%, 06/15/10..............     3,444,139
  1,895,069   Capital One Prime Auto
                Receivables Trust, Series
                2006-1, Class A2,
                5.04%, 11/15/08..............     1,895,285
  4,500,000   Carmax Auto Owner Trust, Series
                2004-2, Class A4,
                3.46%, 09/15/11..............     4,427,404
  3,100,000   Carmax Auto Owner Trust, Series
                2005-2, Class A4,
                4.34%, 09/15/10..............     3,063,874
    586,274   Chase Manhattan Auto Owner
                Trust, Series 2004-A, Class
                CTFS,
                2.58%, 09/15/10..............       576,493
  3,458,192   Chase Manhattan Auto Owner
                Trust, Series 2005-A, Class
                CTFS,
                4.04%, 04/15/11..............     3,426,574
  2,000,000   Chase Manhattan Auto Owner
                Trust, Series 2006-A, Class
                A4,
                5.36%, 01/15/13..............     2,016,929
  2,500,000   Chase Manhattan Auto Owner
                Trust, Series 2006-A, Class
                CTFS,
                5.47%, 01/15/13..............     2,511,151
  3,200,000   Chase Manhattan Auto Owner
                Trust, Series 2006-B, Class
                A4,
                5.11%, 04/15/14..............     3,218,050
  6,037,311   Fifth Third Auto Trust, Series
                2004-A, Class A4,
                3.70%, 10/20/11..............     5,999,912
  2,250,000   Ford Credit Auto Owner Trust,
                Series 2005-B, Class B,
                4.64%, 04/15/10..............     2,238,369

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES, AUTOMOTIVE EQUIPMENT AND REPAIRS
                (CONTINUED)
$ 1,000,000   Ford Credit Auto Owner Trust,
                Series 2005-B, Class C,
                4.83%, 08/15/10..............  $    997,222
  2,288,950   Ford Credit Auto Owner Trust,
                Series 2005-C, Class A3,
                4.30%, 08/15/09..............     2,276,094
  3,800,000   Ford Credit Auto Owner Trust,
                Series 2005-C, Class B,
                4.52%, 09/15/10..............     3,763,890
  2,636,058   Ford Credit Auto Owner Trust,
                Series 2006-A, Class A2A,
                5.04%, 09/15/08..............     2,636,149
  1,433,149   Franklin Auto Trust, Series
                2003-1, Class A4,
                2.27%, 05/20/11..............     1,427,790
    116,099   Franklin Auto Trust, Series
                2004-1, Class A2,
                3.57%, 03/16/09..............       116,087
  2,165,648   Harley-Davidson Motorcycle
                Trust, Series 2004-1, Class
                A2,
                2.53%, 11/15/11..............     2,107,661
  5,000,000   Hertz Vehicle Financing
                LLC -- 144A, Series 2005-2A,
                Class A2,
                4.93%, 02/25/10..............     4,987,721
  2,000,000   Hertz Vehicle Financing
                LLC -- 144A, Series 2005-2A,
                Class A4,
                5.01%, 02/25/11..............     2,001,597
  4,500,000   Honda Auto Receivables Owner
                Trust, Series 2006-1, Class
                A3,
                5.07%, 02/18/10..............     4,498,392
  3,000,000   Hyundai Auto Receivables Trust,
                Series 2006-B, Class B,
                5.19%, 05/15/13..............     3,011,336
  3,500,000   Long Beach Auto Receivables
                Trust, Series 2005-B, Class
                A3,
                4.41%, 05/15/10..............     3,485,569
  1,173,469   Long Beach Auto Receivables
                Trust, Series 2006-A, Class
                A2,
                5.36%, 11/15/09..............     1,174,199
  2,744,625   Nissan Auto Receivables Owner
                Trust, Series 2006-B, Class
                A2,
                5.18%, 08/15/08..............     2,745,407
  3,250,000   Onyx Acceptance Owner Trust,
                Series 2005-A, Class A4,
                3.91%, 09/15/11..............     3,206,865
  7,481,584   Susquehanna Auto Lease
                Trust -- 144A, Series 2005-1,
                Class A3,
                4.43%, 06/16/08..............     7,450,630
  2,000,000   Susquehanna Auto Lease
                Trust -- 144A, Series 2005-1,
                Class B,
                4.71%, 07/14/08..............     1,988,475

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES, AUTOMOTIVE EQUIPMENT AND REPAIRS
                (CONTINUED)
$ 4,000,000   Susquehanna Auto Lease
                Trust -- 144A, Series 2005-1,
                Class C,
                5.09%, 11/14/08..............  $  3,977,718
  2,500,000   Susquehanna Auto Lease Trust,
                Series 2007-1, Class A2,
                5.32%, 04/14/09..............     2,500,781
  1,250,000   Susquehanna Auto Lease Trust,
                Series 2007-1, Class B,
                5.31%, 07/14/10..............     1,250,586
  2,965,734   WFS Financial Owner Trust,
                Series 2004-1, Class A4,
                2.81%, 08/22/11..............     2,928,444
  2,108,507   World Omni Auto Receivables
                Trust, Series 2006-A, Class
                A2,
                5.05%, 10/15/08..............     2,109,162
  4,550,000   World Omni Auto Receivables
                Trust, Series 2006-B, Class
                A4,
                5.12%, 06/15/12..............     4,571,130
                                               ------------
                                                112,378,136
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 5.3%
  8,000,000   Cabela's Master Credit Card
                Trust -- 144A, Series
                2006-3A, Class A1,
                5.26%, 10/15/14..............     8,108,290
  7,000,000   Capital One Multi-Asset
                Execution Trust, Series
                2006-A6, Class A6,
                5.30%, 02/18/14..............     7,102,763
  8,000,000   Citibank Credit Card Issuance
                Trust, Series 2004-A4, Class
                A4,
                3.20%, 08/24/09..............     7,938,973
  8,000,000   Citibank Credit Card Issuance
                Trust, Series 2006-A4, Class
                A4,
                5.45%, 05/10/13..............     8,146,124
  1,925,000   Citibank Credit Card Issuance
                Trust, Series 2006-B2, Class
                B2,
                5.15%, 03/07/11..............     1,927,855
  2,385,000   Discover Card Master Trust I,
                Series 2002-2, Class A,
                5.15%, 10/15/09..............     2,386,363
  1,550,000   Discover Card Master Trust I,
                Series 2002-2, Class B,
                5.45%, 10/15/09..............     1,550,734
  8,000,000   GE Capital Credit Card Master
                Note Trust, Series 2006-1,
                Class A,
                5.08%, 09/15/12..............     8,038,641
                                               ------------
                                                 45,199,743
                                               ------------

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 5.1%
$   948,929   Caterpillar Financial Asset
                Trust, Series 2004-A, Class
                A3,
                3.13%, 01/26/09..............  $    945,184
  5,000,000   Caterpillar Financial Asset
                Trust, Series 2005-A, Class
                A4,
                4.10%, 06/25/10..............     4,945,930
  3,000,000   Caterpillar Financial Asset
                Trust, Series 2006-A, Class
                B,
                5.71%, 06/25/12..............     3,052,650
  2,524,309   Community Program Loan Trust,
                Series 1987-A, Class A4,
                4.50%, 10/01/18..............     2,492,198
  6,080,547   Greenwich Capital Commercial
                Funding Corp., Series
                2005-GG5, Class A1,
                4.79%, 04/10/37..............     6,046,703
  6,699,068   Greenwich Capital Commercial
                Funding Corp., Series
                2006-GG7, Class A1,
                5.74%, 12/10/10..............     6,803,536
    878,646   Morgan Stanley Capital I,
                Series 2003-T11, Class A1,
                3.26%, 06/13/41..............       863,062
  6,241,853   Morgan Stanley Capital I,
                Series 2005-HQ5, Class A1,
                4.52%, 01/14/42..............     6,183,545
  2,319,921   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A1,
                4.65%, 08/13/42..............     2,299,053
  4,795,318   Morgan Stanley Capital I,
                Series 2006-HQ10, Class A1,
                5.13%, 11/12/41..............     4,796,189
  3,584,277   Morgan Stanley Capital I,
                Series 2006-IQ11, Class A1,
                5.55%, 10/15/42..............     3,610,345
  1,775,262   Public Service New Hampshire
                Funding LLC, Series 2001-1,
                Class A2,
                5.73%, 11/01/10..............     1,784,100
                                               ------------
                                                 43,822,495
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 13.9%
  1,859,448   American General Mortgage Loan
                Trust, Series 2006-1, Class
                A1,
                5.75%, 12/25/35..............     1,858,536
  1,398,229   Banc of America Commercial
                Mortgage, Inc., Series
                2003-2, Class A1,
                3.41%, 03/11/41..............     1,372,440
  5,000,000   Banc of America Commercial
                Mortgage, Inc., Series
                2006-4, Class A2,
                5.52%, 07/10/46..............     5,077,242
    468,070   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1998-C1, Class A1,
                6.34%, 06/16/30..............       468,324

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   209,159   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1999-C1, Class A1,
                5.91%, 02/14/31..............  $    209,243
    664,867   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2001-TOP4, Class A1,
                5.06%, 11/15/16..............       663,477
  1,938,555   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2002-PBW1, Class A1,
                3.97%, 11/11/35..............     1,903,578
    869,115   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2004-PWR5, Class A1,
                3.76%, 07/11/42..............       854,335
  1,631,382   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2005-PWR9, Class A1,
                4.50%, 09/11/42..............     1,612,629
  3,541,780   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2006-T22, Class A1,
                5.42%, 04/12/38..............     3,565,277
  7,000,000   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2007-PW15, Class A2,
                5.21%, 02/11/44..............     6,997,223
  3,309,176   Chase Funding Mortgage Loan
                Asset-Backed, Series 2003-4,
                Class 1A6,
                4.43%, 10/25/14..............     3,235,633
  3,463,293   Citigroup/Deutsche Bank
                Commercial Mortgage Trust,
                Series 2005-CD1, Class A1,
                5.05%, 07/15/44..............     3,458,903
    922,615   Commercial Mortgage Pass-
                Through Certificates, Series
                2004-LB2A, Class A1,
                2.96%, 03/10/39..............       905,033
  4,153,288   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CP4, Class A2,
                5.87%, 12/15/35..............     4,158,950
  1,623,263   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2003-C3, Class A1,
                2.08%, 05/15/38..............     1,591,015
    394,655   GE Capital Commercial Mortgage
                Corp., Series 2001-3, Class
                A1,
                5.56%, 06/10/38..............       398,307
  5,330,832   GE Capital Commercial Mortgage
                Corp., Series 2002-1A, Class
                A2,
                5.99%, 12/10/35..............     5,417,511
  3,346,099   GE Capital Commercial Mortgage
                Corp., Series 2002-3A, Class
                A1,
                4.23%, 12/10/37..............     3,292,189

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,541,234   GE Capital Commercial Mortgage
                Corp., Series 2004-C3, Class
                A1,
                3.75%, 07/10/39..............  $  1,515,137
  1,382,698   GE Capital Commercial Mortgage
                Corp., Series 2005-C1, Class
                A1,
                4.01%, 06/10/48..............     1,362,065
  1,840,420   GMAC Mortgage Corp. Loan Trust,
                Series 2004-GH1, Class A2,
                4.39%, 12/25/25..............     1,823,385
    707,436   Interstar Millennium Trust,
                Series 2003-3G, Class A2
                (Australia), Floating Rate,
                5.60%, 09/27/35(2)...........       707,249
  1,218,768   Interstar Millennium Trust,
                Series 2004-2G, Class A
                (Australia), Floating Rate,
                5.55%, 03/14/36(2)...........     1,221,613
    698,065   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2002-C2, Class A1,
                4.33%, 12/12/34..............       685,263
  3,247,895   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-LDP4, Class A1,
                4.61%, 10/15/42..............     3,220,466
  5,706,128   JPMorgan Mortgage Trust, Series
                2006-S2, Class 1A17,
                6.00%, 07/25/36..............     5,753,901
  1,066,439   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A1,
                2.72%, 03/15/27..............     1,048,390
  1,850,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A2,
                3.32%, 03/15/27..............     1,818,215
  1,929,403   LB-UBS Commercial Mortgage
                Trust, Series 2003-C3, Class
                A1,
                2.60%, 05/15/27..............     1,889,178
  3,000,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C5, Class
                A2,
                3.48%, 07/15/27..............     2,938,366
    971,865   LB-UBS Commercial Mortgage
                Trust, Series 2004-C8, Class
                A1,
                3.94%, 12/15/29..............       959,533
    809,982   LB-UBS Commercial Mortgage
                Trust, Series 2005-C5, Class
                A1,
                4.74%, 09/15/40..............       805,365
  4,031,940   LB-UBS Commercial Mortgage
                Trust, Series 2005-C7, Class
                A1,
                4.99%, 11/15/30..............     4,025,659
  6,555,400   Nomura Home Equity Loan, Inc.,
                Series 2006-AF1, Class A1,
                6.03%, 10/25/36..............     6,556,550
  2,300,000   Permanent Financing PLC, Series
                7, Class 2A (United Kingdom),
                Floating Rate,
                5.38%, 09/10/14(2)...........     2,300,343

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 3,000,000   Popular ABS Mortgage Pass-
                Through Trust, Series 2005-3,
                Class AF3,
                4.44%, 07/25/35..............  $  2,971,167
  5,950,966   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-23, Class 1A3,
                5.45%, 01/25/36..............     5,961,292
  6,336,207   Structured Adjustable Rate
                Mortgage Loan, Series 2006-1,
                Class 5A1,
                5.25%, 02/25/36..............     6,308,173
  2,704,218   Wachovia Bank Commercial
                Mortgage Trust, Series
                2003-4, Class A1,
                3.00%, 04/15/35..............     2,657,661
  7,620,079   Washington Mutual Mortgage
                Pass-Through Certificates,
                WMALT Series 2005-8, Class
                1A8,
                5.50%, 10/25/35..............     7,631,223
  1,479,312   Wells Fargo Mortgage Backed
                Securities Trust, Series
                2003-11, Class 1A1,
                3.50%, 10/25/18..............     1,458,602
  4,934,489   Wells Fargo Mortgage Backed
                Securities Trust, Series
                2005-9, Class 1A1,
                4.75%, 10/25/35..............     4,886,442
                                               ------------
                                                117,545,083
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 10.1%
  5,000,000   ALG Student Loan Trust -- 144A,
                Series 2006-1A, Class A1,
                Floating Rate,
                5.37%, 10/28/18(2)...........     5,004,625
  1,018,250   Bear Stearns Asset Backed
                Securities, Inc., Series
                2003-AC3, Class A1,
                4.00%, 07/25/33..............       994,213
  2,512,719   California Infrastructure PG&E
                Corp., Series 1997-1, Class
                A8,
                6.48%, 12/26/09..............     2,529,477
     91,566   CIT Equipment Collateral,
                Series 2004-VT1, Class A3,
                2.20%, 03/20/08..............        91,458
  7,170,000   CIT Equipment Collateral,
                Series 2006-VT1, Class A3,
                5.13%, 12/21/09..............     7,172,252
  6,500,000   CIT Equipment Collateral,
                Series 2006-VT1, Class A4,
                5.16%, 02/20/13..............     6,525,448
    590,924   CIT RV Trust, Series 1998-A,
                Class A5,
                6.12%, 11/15/13..............       591,332

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 1,193,408   CNH Equipment Trust, Series
                2004-A, Class A3B,
                2.94%, 10/15/08..............  $  1,189,531
  3,000,000   CNH Equipment Trust, Series
                2006-B, Class B,
                5.36%, 06/17/13..............     3,027,785
  2,000,000   CNH Equipment Trust, Series
                2007-A, Class B,
                5.09%, 06/16/14..............     1,999,535
    856,978   Connecticut RRB Special Purpose
                Trust CL&P1, Series 2001-1,
                Class A3,
                5.73%, 03/30/09..............       856,978
  1,472,239   Crusade Global Trust, Series
                2004-2, Class A1 (Australia),
                Floating Rate,
                5.49%, 11/19/37(2)...........     1,475,168
 10,000,000   CW Capital Cobalt, Series
                2006-C1, Class A2,
                5.17%, 08/15/48..............    10,003,066
  5,500,000   GE Equipment Midticket LLC,
                Series 2006-1, Class A2,
                5.10%, 05/15/09..............     5,495,878
  2,861,200   Goal Capital Funding Trust,
                Series 2006-1, Class A1,
                Floating Rate,
                5.36%, 08/25/20(2)...........     2,863,455
  3,750,000   Great America Leasing
                Receivables -- 144A, Series
                2006-1, Class A3,
                5.34%, 01/15/10..............     3,759,372
  7,000,000   John Deere Owner Trust, Series
                2006-A, Class A3,
                5.38%, 07/15/10..............     7,025,880
  1,106,356   Marlin Leasing Receivables
                LLC -- 144A, Series 2005-1A,
                Class A2,
                4.49%, 01/15/08..............     1,105,928
  3,501,000   Marlin Leasing Receivables
                LLC -- 144A, Series 2006-1A,
                Class A4,
                5.33%, 09/16/13..............     3,513,582
  9,250,000   Massachusetts RRB Special
                Purpose Trust, Series 1999-1,
                Class A5,
                7.03%, 03/15/12..............     9,606,869
  2,171,385   Nelnet Student Loan Corp.,
                Series 2001-A, Class A1,
                5.76%, 07/01/12..............     2,185,373

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$   437,684   PBG Equipment Trust, Series 1A,
                Class A,
                6.27%, 01/20/12..............  $    438,143
  2,400,000   Providian Gateway Master
                Trust -- 144A, Series
                2004-FA, Class A,
                3.65%, 11/15/11..............     2,376,374
  5,598,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A6,
                6.61%, 06/15/15..............     6,004,448
                                               ------------
                                                 85,836,170
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 0.8%
  2,150,000   E-Trade RV and Marine Trust,
                Series 2004-1, Class A3,
                3.62%, 10/08/18..............     2,087,868
  4,598,366   Railcar Leasing LLC, Series 1,
                Class A2,
                7.13%, 01/15/13..............     4,804,213
                                               ------------
                                                  6,892,081
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.9%
  7,500,000   BellSouth Corp.,
                6.00%, 10/15/11..............     7,744,155
                                               ------------
              UTILITIES -- 5.0%
  6,725,000   Alabama Power Company, Series
                G,
                5.38%, 10/01/08..............     6,742,317
  5,125,000   Consolidated Edison Company of
                New York, Inc.,
                4.70%, 06/15/09..............     5,088,510
  2,900,000   Dominion Resources, Inc.,
                4.13%, 02/15/08..............     2,870,406
 11,420,000   Exelon Generation Company LLC,
                6.95%, 06/15/11..............    11,982,229
  3,195,000   Northern States Power
                Company -- Minnesota,
                6.88%, 08/01/09..............     3,315,921
  5,200,000   Northern States Power
                Company -- Wisconsin,
                7.64%, 10/01/08..............     5,380,357
  6,664,000   Ohio Edison,
                4.00%, 05/01/08..............     6,576,235
    450,000   Xcel Energy, Inc.,
                3.40%, 07/01/08..............       440,393
                                               ------------
                                                 42,396,368
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $648,603,403)..........   646,328,003
                                               ------------

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 0.5%
$ 4,000,000   Province of Ontario (Canada),
                5.50%, 10/01/08
                (Cost $4,096,035)............  $  4,027,528
                                               ------------
              MUNICIPAL BONDS -- 0.7%
              TEXAS
  6,350,000   Brazos Texas Higher Education
                Authority, Revenue Bond,
                Series A-5,
                4.91%, 12/01/40 (Cost
                $6,281,539)..................     6,348,540
                                               ------------
              SECURITIES LENDING COLLATERAL -- 1.7%
 14,462,500   Securities Lending Collateral
                Investment (Note 3) (Cost
                $14,462,500).................    14,462,500
                                               ------------
              SHORT TERM US TREASURY SECURITY -- 1.8%
              US TREASURY BILL
 15,000,000   5.11%, 04/19/07
                (Cost $14,959,546)...........    14,959,546
                                               ------------
              TOTAL SECURITIES
                (Cost $866,835,936)..........   862,831,088
                                               ------------
              REPURCHASE AGREEMENTS -- 1.7%
 14,291,217   With Investors Bank and Trust,
                dated 03/30/07, 4.76%, due
                04/02/07, repurchase proceeds
                at maturity $14,296,885
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                5.82%, due 02/25/33, with a
                value of $8,977,180 and Small
                Business Administration,
                8.63%, due 03/25/16, with a
                value of $6,028,597) (Cost
                $14,291,217)                     14,291,217
                                               ------------
              Total Investments -- 103.0%
                (Cost $881,127,153)..........   877,122,305
              Liabilities less other
                assets -- (3.0)%.............   (25,406,660)
                                               ------------
              NET ASSETS -- 100.0%...........  $851,715,645
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $881,127,153.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 1,860,501
    Gross unrealized depreciation...........   (5,865,349)
                                              -----------
    Net unrealized depreciation.............  $(4,004,848)
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 43.7%
              US TREASURY NOTES
$ 7,891,000   3.63%, 07/15/09(8).............  $  7,731,641
 20,022,000   3.50%, 02/15/10................    19,470,614
  6,279,000   4.50%, 02/28/11................     6,272,382
 19,507,000   4.63%, 10/31/11................    19,577,109
  8,689,000   4.88%, 02/15/12(8).............     8,827,146
  4,051,000   5.13%, 05/15/16................     4,189,779
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $65,932,309)...........    66,068,671
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 52.7%
              FANNIE MAE -- 47.8%
 18,653,000   3.88%, 07/15/08................    18,406,742
 14,909,000   7.25%, 01/15/10................    15,853,783
 21,535,000   6.00%, 05/15/11(8).............    22,474,873
  8,227,000   5.25%, 09/15/16................     8,390,405
  3,283,831   PL# 773313, Variable Rate,
                4.44%, 05/01/35(1)...........     3,283,395
  1,377,165   PL# 783602, Variable Rate,
                4.87%, 04/01/35(1)...........     1,364,754
  2,582,703   PL# 819657, Variable Rate,
                4.84%, 03/01/35(1)...........     2,558,717
                                               ------------
                                                 72,332,669
                                               ------------
              FREDDIE MAC -- 4.9%
  7,486,000   5.25%, 01/11/10................     7,476,680
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $79,540,476)...........    79,809,349
                                               ------------
              CORPORATE BONDS AND NOTES -- 1.8%
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY
  1,241,000   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2006-LDP9, Class A3,
                5.34%, 05/15/47..............     1,234,015
  1,473,000   Merrill Lynch/Countrywide
                Commercial Mortgage Trust,
                Series 2006-4, Class A3,
                5.17%, 12/12/49..............     1,449,223
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $2,724,363)............     2,683,238
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 1.0%
              FREDDIE MAC
$ 1,525,000   5.15%, 04/25/07
                (Cost $1,519,109)............  $  1,519,109
                                               ------------
              SECURITIES LENDING COLLATERAL -- 15.0%
 22,754,857   Securities Lending Collateral
                Investment (Note 3)
                (Cost $22,754,857)...........    22,754,857
                                               ------------
              TOTAL SECURITIES
                (Cost $172,471,114)..........   172,835,224
                                               ------------
              REPURCHASE AGREEMENTS -- 1.6%
  2,358,653   With Investors Bank and Trust,
                dated 03/30/07,
                4.76%, due 04/02/07,
                repurchase proceeds at
                maturity $2,359,588
                (Collateralized by Small
                Business Administration,
                8.38%, due 03/25/28, with a
                value of $2,476,585) (Cost
                $2,358,653)..................     2,358,653
                                               ------------
              Total Investments -- 115.8%
                (Cost $174,829,767)..........   175,193,877
              Liabilities less other
                assets -- (15.8)%............   (23,933,291)
                                               ------------
              NET ASSETS -- 100.0%...........  $151,260,586
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $174,829,767.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.............  $450,338
    Gross unrealized depreciation.............   (86,228)
                                                --------
    Net unrealized appreciation...............  $364,110
                                                ========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US TREASURY SECURITIES -- 11.5%
                US TREASURY BONDS -- 0.3%
$   4,500,000   6.25%, 08/15/23.............  $    5,167,620
      390,000   4.50%, 02/15/36(8)..........         367,819
                                              --------------
                                                   5,535,439
                                              --------------
                US TREASURY INFLATION INDEX -- 1.3%
   22,360,705   2.00%, 01/15/26.............      21,258,412
    6,768,810   2.38%, 01/15/27.............       6,826,717
                                              --------------
                                                  28,085,129
                                              --------------
                US TREASURY NOTES -- 9.0%
   80,175,000   4.75%, 12/31/08(8)..........      80,306,567
  113,360,000   4.63%, 02/15/17.............     113,165,248
                                              --------------
                                                 193,471,815
                                              --------------
                US TREASURY STRIPS -- 0.9%
   12,125,000   Zero coupon, 11/15/21.......       5,881,777
   38,580,000   Zero coupon, 11/15/27.......      13,991,654
                                              --------------
                                                  19,873,431
                                              --------------
                TOTAL US TREASURY SECURITIES
                  (Cost $246,469,525).......     246,965,814
                                              --------------
                US GOVERNMENT AGENCY SECURITIES -- 50.3%
                ASSET BACKED: MORTGAGE AND HOME
                  EQUITY -- 5.3%
   51,521,031   Fannie Mae IO Strips, Series
                  360, Class 2,
                  5.00%, 08/01/35...........      12,190,987
   24,003,124   Fannie Mae IO Strips, Series
                  378, Class 4,
                  5.00%, 11/01/35...........       5,785,273
    2,316,736   Fannie Mae, Series 1999-7,
                  Class AB,
                  6.00%, 03/25/29...........       2,333,939
    8,956,387   Fannie Mae, Series 2003-35,
                  Class TE,
                  5.00%, 05/25/18...........       8,873,445
    4,839,011   Fannie Mae, Series 2004-101,
                  Class AR,
                  5.50%, 01/25/35...........       4,878,728
    5,980,609   Fannie Mae, Series 2004-60,
                  Class LB,
                  5.00%, 04/25/34...........       5,902,668
    7,064,073   Fannie Mae, Series 2004-99,
                  Class A0,
                  5.50%, 01/25/34...........       7,096,546
   13,172,001   Fannie Mae, Series 2005-47,
                  Class PA,
                  5.50%, 09/25/24...........      13,170,828
    6,618,960   Fannie Mae, Series 2005-51,
                  Class TA,
                  5.50%, 12/25/33...........       6,651,567

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                ASSET BACKED: MORTGAGE AND HOME EQUITY
                  (CONTINUED)
$     243,299   Fannie Mae, Series 2005-70,
                  Class NA,
                  5.50%, 08/25/35...........  $      245,275
    8,598,565   Fannie Mae, Series 2005-80,
                  Class PB,
                  5.50%, 04/25/30...........       8,626,949
    5,902,999   Freddie Mac, Series 2825,
                  Class VP,
                  5.50%, 06/15/15...........       5,964,113
    4,129,105   Freddie Mac, Series 2877,
                  Class PA,
                  5.50%, 07/15/33...........       4,157,394
    8,288,124   Freddie Mac, Series 2927,
                  Class BA,
                  5.50%, 10/15/33...........       8,360,042
   12,662,425   Freddie Mac, Series 2984,
                  Class NA,
                  5.50%, 04/15/26...........      12,693,586
    6,154,577   Freddie Mac, Series 2996,
                  Class MK,
                  5.50%, 06/15/35...........       6,216,009
                                              --------------
                                                 113,147,349
                                              --------------
                ASSET BACKED: US GOVERNMENT AGENCIES -- 0.2%
    1,793,406   Small Business
                  Administration, Series
                  2002-P10B, Class 1,
                  5.20%, 08/01/12...........       1,804,652
    2,157,619   Small Business
                  Administration, Series
                  2004-P10A, Class 1,
                  4.50%, 02/10/14...........       2,097,821
                                              --------------
                                                   3,902,473
                                              --------------
                FANNIE MAE -- 33.2%
   14,090,000   2.35%, 04/05/07.............      14,086,562
   25,000,000   4.38%, 12/17/07.............      24,865,300
   14,550,000   7.25%, 01/15/10.............      15,472,034
   14,850,000   4.63%, 06/01/10.............      14,755,643
    4,100,000   5.25%, 08/01/12.............       4,151,886
   10,200,000   4.63%, 05/01/13.............      10,012,391
      292,096   PL# 252571,
                  7.00%, 07/01/29...........         304,525
        4,658   PL# 252716,
                  7.00%, 09/01/29...........           4,856
        1,164   PL# 253264,
                  7.00%, 05/01/30...........           1,216
        1,013   PL# 253346,
                  7.50%, 06/01/30...........           1,060
       14,359   PL# 253479,
                  7.00%, 10/01/30...........          15,005
       33,591   PL# 253990,
                  7.00%, 09/01/16...........          34,630

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$      25,613   PL# 254008,
                  7.00%, 10/01/31...........  $       26,701
      365,282   PL# 254346,
                  6.50%, 06/01/32...........         375,668
      308,132   PL# 254406,
                  6.50%, 08/01/32...........         316,893
       14,976   PL# 255032,
                  5.50%, 12/01/18...........          15,055
      201,661   PL# 255950,
                  6.00%, 09/01/15...........         205,260
      577,616   PL# 256137,
                  6.00%, 02/01/16...........         587,925
      652,798   PL# 256335,
                  6.00%, 07/01/16...........         664,449
      883,772   PL# 323842,
                  5.50%, 07/01/14...........         889,784
       49,293   PL# 323967,
                  7.00%, 10/01/29...........          51,390
    2,407,358   PL# 357327,
                  5.00%, 01/01/18...........       2,382,247
        4,778   PL# 492742,
                  7.00%, 05/01/29...........           4,981
        4,978   PL# 503916,
                  7.50%, 06/01/29...........           5,219
        2,201   PL# 508415,
                  7.00%, 08/01/29...........           2,295
       10,880   PL# 515946,
                  7.00%, 10/01/29...........          11,343
          422   PL# 524164,
                  7.00%, 11/01/29...........             440
      113,618   PL# 524657,
                  7.00%, 01/01/30...........         118,726
       24,018   PL# 526053,
                  7.00%, 12/01/29...........          25,040
          515   PL# 527717,
                  7.50%, 01/01/30...........             540
        6,000   PL# 528107,
                  7.00%, 02/01/30...........           6,255
        1,307   PL# 531092,
                  7.50%, 10/01/29...........           1,370
       11,230   PL# 531497,
                  7.00%, 02/01/30...........          11,735
        6,464   PL# 531735,
                  7.00%, 02/01/30...........           6,754
          947   PL# 533841,
                  7.50%, 12/01/30...........             991
       24,183   PL# 535030,
                  7.00%, 12/01/29...........          25,212
       35,922   PL# 535103,
                  7.00%, 01/01/15...........          37,062
        9,139   PL# 535159,
                  7.00%, 02/01/30...........           9,528

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$      42,637   PL# 535195,
                  7.00%, 03/01/30...........  $       44,451
       13,021   PL# 535277,
                  7.00%, 04/01/30...........          13,575
      430,723   PL# 535675,
                  7.00%, 01/01/16...........         444,137
          952   PL# 535722,
                  7.00%, 02/01/31...........             995
        6,465   PL# 535723,
                  7.00%, 02/01/31...........           6,755
        1,505   PL# 535811,
                  6.50%, 04/01/31...........           1,551
       99,050   PL# 535880,
                  7.00%, 02/01/31...........         103,342
        1,517   PL# 540211,
                  7.50%, 06/01/30...........           1,588
        5,955   PL# 542999,
                  7.50%, 08/01/30...........           6,234
      121,116   PL# 545249,
                  5.50%, 10/01/16...........         121,855
      617,201   PL# 545298,
                  5.50%, 11/01/16...........         620,967
        6,619   PL# 545363,
                  5.50%, 11/01/16...........           6,659
    2,397,705   PL# 545411,
                  5.50%, 01/01/17...........       2,412,337
       30,762   PL# 545477,
                  7.00%, 03/01/32...........          32,066
      243,804   PL# 545759,
                  6.50%, 07/01/32...........         250,736
      957,065   PL# 545760,
                  6.50%, 07/01/32...........         984,277
      178,660   PL# 545762,
                  6.50%, 07/01/32...........         183,739
       65,870   PL# 548822,
                  7.00%, 08/01/30...........          68,831
       41,195   PL# 549659,
                  7.00%, 02/01/16...........          42,470
       14,758   PL# 549962,
                  7.00%, 10/01/30...........          15,422
       46,194   PL# 549975,
                  7.00%, 10/01/30...........          48,270
        5,642   PL# 550440,
                  7.00%, 02/01/16...........           5,816
       52,660   PL# 554493,
                  7.00%, 10/01/30...........          55,028
      274,009   PL# 555114,
                  5.50%, 12/01/17...........         275,444
       32,018   PL# 555144,
                  7.00%, 10/01/32...........          33,415
      425,670   PL# 555254,
                  6.50%, 01/01/33...........         438,586

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$     245,613   PL# 555798,
                  6.50%, 05/01/33...........  $      253,066
        1,608   PL# 558362,
                  7.50%, 11/01/30...........           1,684
          542   PL# 558519,
                  7.50%, 11/01/30...........             567
        5,866   PL# 559277,
                  7.00%, 10/01/30...........           6,129
       40,749   PL# 559313,
                  7.00%, 12/01/30...........          42,581
        1,276   PL# 559741,
                  7.50%, 01/01/31...........           1,335
       25,791   PL# 560384,
                  7.00%, 11/01/30...........          26,950
        1,447   PL# 560596,
                  7.50%, 01/01/31...........           1,515
        2,811   PL# 561678,
                  7.50%, 12/01/30...........           2,943
        1,490   PL# 564080,
                  7.50%, 12/01/30...........           1,560
       10,966   PL# 564183,
                  7.00%, 12/01/30...........          11,458
        1,725   PL# 564529,
                  7.50%, 12/01/30...........           1,806
       11,355   PL# 566658,
                  7.00%, 02/01/31...........          11,838
       88,503   PL# 572453,
                  5.50%, 04/01/16...........          89,043
        6,407   PL# 575285,
                  7.50%, 03/01/31...........           6,703
        6,582   PL# 579161,
                  6.50%, 04/01/31...........           6,782
      483,414   PL# 580165,
                  5.50%, 09/01/16...........         486,364
       13,830   PL# 580179,
                  7.00%, 10/01/16...........          14,257
          702   PL# 580377,
                  7.50%, 04/01/31...........             735
       53,486   PL# 580515,
                  5.50%, 04/01/16...........          53,813
        9,647   PL# 584811,
                  7.00%, 05/01/31...........          10,057
      118,029   PL# 585248,
                  7.00%, 06/01/31...........         123,335
      219,623   PL# 589120,
                  5.50%, 11/01/16...........         220,963
        1,127   PL# 589405,
                  7.50%, 06/01/31...........           1,179
       10,261   PL# 589893,
                  7.00%, 06/01/31...........          10,696
        4,681   PL# 592129,
                  7.50%, 06/01/31...........           4,898

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$       8,313   PL# 596895,
                  6.50%, 07/01/31...........  $        8,565
       11,522   PL# 598125,
                  7.00%, 09/01/16...........          11,879
       10,908   PL# 602148,
                  5.50%, 09/01/16...........          10,975
       70,692   PL# 604517,
                  5.50%, 11/01/16...........          71,123
        8,262   PL# 606551,
                  6.50%, 10/01/31...........           8,513
        3,070   PL# 606600,
                  7.00%, 10/01/31...........           3,200
       50,430   PL# 607386,
                  5.50%, 11/01/16...........          50,738
       74,711   PL# 607493,
                  5.50%, 11/01/16...........          75,167
       22,408   PL# 610128,
                  7.00%, 10/01/31...........          23,360
      204,852   PL# 610579,
                  5.50%, 12/01/16...........         206,102
        8,923   PL# 611323,
                  7.00%, 10/01/16...........           9,199
       30,521   PL# 612071,
                  5.50%, 11/01/16...........          30,707
      189,924   PL# 614506,
                  5.50%, 11/01/16...........         191,083
    1,926,748   PL# 619054,
                  5.50%, 02/01/17...........       1,936,836
        6,299   PL# 622119,
                  6.50%, 01/01/32...........           6,490
      253,252   PL# 624035,
                  6.50%, 01/01/32...........         263,015
       12,674   PL# 629236,
                  6.50%, 02/01/32...........          13,034
      727,354   PL# 631321,
                  5.50%, 02/01/17...........         731,162
       56,960   PL# 631606,
                  5.50%, 03/01/17...........          57,258
       51,719   PL# 632269,
                  7.00%, 05/01/32...........          53,916
        8,046   PL# 634563,
                  6.50%, 03/01/32...........           8,274
       60,760   PL# 634949,
                  7.00%, 05/01/32...........          63,336
      264,405   PL# 635164,
                  6.50%, 08/01/32...........         271,923
        2,497   PL# 644932,
                  6.50%, 07/01/32...........           2,568
        5,565   PL# 647556,
                  7.00%, 01/01/30...........           5,802
      504,383   PL# 648795,
                  6.50%, 08/01/32...........         518,724

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$     177,732   PL# 650206,
                  5.50%, 01/01/18...........  $      178,662
       70,938   PL# 650291,
                  6.50%, 07/01/32...........          72,955
       36,850   PL# 650891,
                  6.50%, 07/01/32...........          37,898
      252,296   PL# 651649,
                  6.50%, 08/01/32...........         259,470
    1,052,072   PL# 652127,
                  6.50%, 06/01/32...........       1,081,985
        3,488   PL# 663353,
                  6.50%, 09/01/32...........           3,587
       39,766   PL# 664188,
                  5.50%, 09/01/17...........          39,974
       70,307   PL# 664194,
                  5.50%, 09/01/17...........          70,676
      442,275   PL# 670402,
                  6.50%, 06/01/32...........         454,851
      209,579   PL# 675314,
                  5.50%, 12/01/17...........         210,677
      321,594   PL# 676800,
                  5.50%, 01/01/18...........         323,278
      487,811   PL# 679631,
                  5.50%, 02/01/18...........         490,187
        8,630   PL# 681343,
                  5.50%, 02/01/18...........           8,672
      406,760   PL# 683199,
                  5.50%, 02/01/18...........         408,742
    3,384,091   PL# 684231,
                  5.00%, 01/01/18...........       3,348,792
    5,660,552   PL# 687889,
                  5.50%, 03/01/33...........       5,615,937
      872,661   PL# 688521,
                  5.00%, 03/01/18...........         863,179
      886,716   PL# 691189,
                  6.50%, 09/01/36...........         904,839
      905,875   PL# 694200,
                  4.50%, 05/01/18...........         880,075
        5,610   PL# 694372,
                  6.50%, 11/01/32...........           5,769
      305,186   PL# 694380,
                  5.00%, 03/01/18...........         301,870
       80,509   PL# 695925,
                  5.50%, 05/01/18...........          80,901
    1,459,569   PL# 701161,
                  4.50%, 04/01/18...........       1,417,361
       10,798   PL# 701236,
                  5.50%, 05/01/18...........          10,851
    4,747,218   PL# 703443,
                  5.00%, 05/01/18...........       4,695,637
        8,991   PL# 708637,
                  5.50%, 06/01/18...........           9,034

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$     565,990   PL# 711636,
                  4.50%, 05/01/18...........  $      549,623
    4,873,213   PL# 711997,
                  4.50%, 09/01/18...........       4,732,291
    2,330,666   PL# 720317,
                  5.00%, 07/01/18...........       2,305,342
       14,910   PL# 725071,
                  5.50%, 12/01/18...........          14,982
    9,113,303   PL# 725162,
                  6.00%, 02/01/34...........       9,224,976
   18,569,405   PL# 725206,
                  5.50%, 02/01/34...........      18,423,044
       12,956   PL# 725269,
                  5.50%, 03/01/19...........          13,024
      238,411   PL# 725407,
                  6.50%, 01/01/34...........         245,645
      335,930   PL# 725418,
                  6.50%, 05/01/34...........         346,123
    5,219,768   PL# 725519,
                  5.50%, 05/01/19...........       5,247,098
    5,350,566   PL# 725704,
                  6.00%, 08/01/34...........       5,416,131
   12,852,652   PL# 725717,
                  4.00%, 08/01/19...........      12,152,895
   11,856,240   PL# 725946,
                  5.50%, 11/01/34...........      11,755,918
       16,356   PL# 732724,
                  5.50%, 08/01/18...........          16,436
    4,671,262   PL# 735454,
                  5.50%, 11/01/18...........       4,695,720
   28,151,069   PL# 735504,
                  6.00%, 04/01/35...........      28,513,891
    1,257,110   PL# 735611,
                  5.50%, 03/01/20...........       1,263,692
  110,024,554   PL# 735989,
                  5.50%, 02/01/35...........     109,171,405
      173,521   PL# 738632,
                  5.00%, 11/01/18...........         171,636
       11,233   PL# 741355,
                  5.50%, 10/01/18...........          11,288
    5,553,173   PL# 743575,
                  5.00%, 11/01/18...........       5,492,835
   10,660,562   PL# 745140,
                  5.00%, 11/01/35...........      10,313,447
   13,025,968   PL# 745193,
                  5.50%, 06/01/20...........      13,094,169
   24,706,051   PL# 745412,
                  5.50%, 12/01/35...........      24,497,001
   21,620,713   PL# 745832,
                  6.00%, 04/01/21...........      22,016,417
    5,988,445   PL# 745833,
                  6.00%, 01/01/21...........       6,102,527

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$     584,762   PL# 748257,
                  4.50%, 10/01/18...........  $      567,852
        5,658   PL# 748655,
                  6.50%, 09/01/33...........           5,812
        2,760   PL# 749118,
                  5.50%, 11/01/18...........           2,773
       16,188   PL# 749153,
                  5.50%, 11/01/18...........          16,267
        9,532   PL# 753643,
                  5.50%, 11/01/18...........           9,579
       18,859   PL# 755167,
                  5.50%, 11/01/18...........          18,951
      148,613   PL# 757687,
                  5.50%, 07/01/34...........         147,355
       13,597   PL# 759423,
                  5.50%, 01/01/19...........          13,653
       11,389   PL# 761018,
                  5.50%, 12/01/18...........          11,445
       35,706   PL# 761808,
                  5.50%, 05/01/18...........          35,893
      500,427   PL# 766312,
                  5.50%, 03/01/19...........         502,484
      241,788   PL# 768313,
                  5.50%, 01/01/19...........         242,966
      217,629   PL# 781889,
                  5.50%, 03/01/17...........         218,957
    6,524,722   PL# 806549, Variable Rate,
                  4.57%, 01/01/35(1)........       6,493,071
    1,452,734   PL# 826273,
                  6.00%, 07/01/20...........       1,477,403
    1,754,740   PL# 831361,
                  5.50%, 03/01/21...........       1,759,746
       79,622   PL# 831500,
                  6.00%, 05/01/16...........          81,043
    5,052,367   PL# 831511,
                  6.00%, 06/01/16...........       5,142,538
      893,163   PL# 849239,
                  5.50%, 01/01/21...........         895,928
    9,392,274   PL# 850867, Variable Rate,
                  5.64%, 01/01/36(1)........       9,429,965
      943,332   PL# 870770,
                  6.50%, 07/01/36...........         962,612
      881,307   PL# 880770,
                  5.50%, 05/01/21...........         883,821
      117,539   PL# 881578,
                  5.50%, 05/01/21...........         117,874
      925,920   PL# 885071,
                  5.50%, 05/01/21...........         928,561
      913,069   PL# 887841,
                  6.50%, 09/01/36...........         931,730

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$   7,360,600   PL# 891814,
                  6.50%, 07/01/36...........  $    7,511,037
    2,809,093   PL# 892817,
                  6.50%, 08/01/36...........       2,866,505
      967,130   PL# 892970,
                  6.50%, 09/01/36...........         986,896
      898,330   PL# 892975,
                  6.50%, 09/01/36...........         916,690
      865,695   PL# 893596,
                  6.50%, 09/01/36...........         883,388
      867,639   PL# 893628,
                  6.50%, 09/01/36...........         885,372
      890,237   PL# 893833,
                  6.50%, 10/01/36...........         908,431
      994,669   PL# 894979,
                  6.50%, 09/01/36...........       1,014,998
    1,989,698   PL# 894985,
                  6.50%, 09/01/36...........       2,030,364
      879,511   PL# 895303,
                  6.50%, 09/01/36...........         897,487
      897,716   PL# 900290,
                  6.50%, 09/01/36...........         916,064
      873,111   PL# 900340,
                  6.50%, 09/01/36...........         890,956
      881,717   PL# 900961,
                  6.50%, 09/01/36...........         899,738
      864,411   PL# 901110,
                  6.50%, 09/01/36...........         882,078
    6,000,000   TBA,
                  4.50%, 04/01/22...........       5,808,750
   20,000,000   TBA,
                  5.00%, 04/01/22...........      19,725,000
   52,000,000   TBA,
                  6.00%, 04/01/22...........      52,861,224
   51,000,000   TBA,
                  5.00%, 04/01/37...........      49,278,750
   51,000,000   TBA,
                  5.50%, 04/01/37...........      50,474,088
   41,500,000   TBA,
                  6.00%, 04/01/37...........      41,811,250
   20,000,000   TBA,
                  6.50%, 04/01/37...........      20,406,240
      100,000   TBA,
                  7.00%, 04/01/37...........         103,156
                                              --------------
                                                 713,151,879
                                              --------------
                FEDERAL HOME LOAN BANK -- 0.9%
   18,840,000   4.00%, 02/01/08.............      18,673,021
                                              --------------

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)

                FREDDIE MAC -- 2.3%
$  16,800,000   4.75%, 06/28/12.............  $   16,733,455
    5,387,644   PL# 1B2853, Variable Rate,
                  4.29%, 04/01/35(1)........       5,325,975
   11,601,522   PL# 1G1119, Variable Rate,
                  4.76%, 09/01/35(1)........      11,431,636
   15,850,000   Series MTN,
                  5.00%, 12/14/18...........      15,504,946
                                              --------------
                                                  48,996,012
                                              --------------
                FREDDIE MAC GOLD -- 7.4%
      249,498   PL# A32037,
                  5.00%, 03/01/35...........         241,448
       26,694   PL# A38585,
                  5.50%, 10/01/35...........          26,450
      404,874   PL# B10307,
                  4.50%, 10/01/18...........         393,175
      504,421   PL# B11431,
                  4.50%, 12/01/18...........         489,846
    3,584,667   PL# B11446,
                  5.00%, 12/01/18...........       3,545,372
       50,292   PL# B13285,
                  4.50%, 04/01/19...........          48,768
      701,833   PL# B14218,
                  4.50%, 05/01/19...........         680,568
    1,028,560   PL# B14518,
                  4.50%, 01/01/20...........         997,396
    1,562,375   PL# B17118,
                  4.50%, 11/01/19...........       1,515,038
       23,405   PL# B17892,
                  4.50%, 10/01/19...........          22,728
      775,805   PL# B19028,
                  4.50%, 03/01/20...........         751,441
    4,687,667   PL# B19043,
                  4.50%, 03/01/20...........       4,540,450
       24,444   PL# B19177,
                  4.50%, 05/01/20...........          23,676
      964,876   PL# B19187,
                  4.50%, 04/01/20...........         934,574
      190,706   PL# B19188,
                  4.50%, 05/01/20...........         184,717
      204,512   PL# B19272,
                  4.50%, 05/01/20...........         198,089
      519,223   PL# B19621,
                  5.00%, 07/01/20...........         512,439
    1,004,308   PL# C01271,
                  6.50%, 12/01/31...........       1,034,358
    3,162,109   PL# C57150,
                  6.00%, 05/01/31...........       3,208,043
        3,848   PL# C67653,
                  7.00%, 06/01/32...........           3,994
       56,265   PL# C67868,
                  7.00%, 06/01/32...........          58,400

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FREDDIE MAC GOLD (CONTINUED)
$      13,764   PL# C67999,
                  7.00%, 06/01/32...........  $       14,286
      102,014   PL# C68001,
                  7.00%, 06/01/32...........         105,885
      137,434   PL# C90229,
                  7.00%, 08/01/18...........         143,603
       19,853   PL# E00570,
                  6.00%, 09/01/13...........          20,189
      425,425   PL# E00592,
                  6.00%, 12/01/13...........         433,077
       20,218   PL# E00720,
                  6.00%, 07/01/14...........          20,603
       20,368   PL# E01007,
                  6.00%, 08/01/16...........          20,744
       67,056   PL# E01095,
                  6.00%, 01/01/17...........          68,286
      422,802   PL# E01490,
                  5.00%, 11/01/18...........         418,206
      823,697   PL# E01538,
                  5.00%, 12/01/18...........         814,678
       31,295   PL# E01638,
                  4.00%, 04/01/19...........          29,610
       27,362   PL# E69171,
                  6.00%, 02/01/13...........          27,883
       21,721   PL# E73319,
                  6.00%, 11/01/13...........          22,135
       33,737   PL# E73769,
                  6.00%, 12/01/13...........          34,379
       18,019   PL# E75990,
                  6.00%, 04/01/14...........          18,305
       27,310   PL# E76341,
                  6.00%, 04/01/14...........          27,823
       40,991   PL# E76730,
                  6.00%, 05/01/14...........          41,760
       34,774   PL# E76731,
                  6.00%, 05/01/14...........          35,426
       21,218   PL# E78995,
                  6.00%, 11/01/14...........          21,616
      232,701   PL# E84191,
                  6.00%, 07/01/16...........         236,959
        4,147   PL# E84758,
                  5.50%, 07/01/16...........           4,170
       17,975   PL# E85885,
                  6.00%, 11/01/16...........          18,304
      268,248   PL# E86502,
                  5.50%, 12/01/16...........         269,798
        4,656   PL# E86565,
                  5.50%, 12/01/16...........           4,683
      234,388   PL# E87961,
                  6.00%, 02/01/17...........         238,677
      375,380   PL# E88001,
                  6.00%, 02/01/17...........         382,167

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FREDDIE MAC GOLD (CONTINUED)
$      43,143   PL# E88452,
                  6.00%, 03/01/17...........  $       43,923
      299,859   PL# E88749,
                  6.00%, 03/01/17...........         305,346
      537,461   PL# E88789,
                  6.00%, 04/01/17...........         547,179
      139,038   PL# E88979,
                  5.50%, 04/01/17...........         139,714
      290,493   PL# E89282,
                  6.00%, 04/01/17...........         295,745
      606,327   PL# E89336,
                  6.00%, 05/01/17...........         617,290
       26,830   PL# E89653,
                  6.00%, 04/01/17...........          27,321
      420,957   PL# E89913,
                  6.00%, 05/01/17...........         428,568
      750,810   PL# E91644,
                  5.50%, 10/01/17...........         754,458
      260,222   PL# E91754,
                  5.50%, 10/01/17...........         261,487
      340,443   PL# E91774,
                  5.50%, 10/01/17...........         342,097
      169,225   PL# E91968,
                  5.50%, 10/01/17...........         170,048
      333,534   PL# E92113,
                  5.50%, 10/01/17...........         335,154
       23,510   PL# E95352,
                  4.50%, 04/01/18...........          22,830
       50,487   PL# E98821,
                  4.50%, 09/01/18...........          49,028
    1,323,465   PL# G01391,
                  7.00%, 04/01/32...........       1,377,754
       16,329   PL# G11111,
                  6.00%, 04/01/16...........          16,631
      112,225   PL# G11394,
                  4.50%, 05/01/18...........         108,982
    7,037,810   PL# G11618,
                  4.50%, 05/01/18...........       6,836,406
      432,637   PL# G11639,
                  4.50%, 12/01/19...........         419,528
    3,092,575   PL# G11681,
                  5.00%, 04/01/20...........       3,055,551
    8,747,275   PL# G11720,
                  4.50%, 08/01/20...........       8,482,247
   13,515,833   PL# G11769,
                  5.00%, 10/01/20...........      13,339,233
      200,728   PL# G18052,
                  4.50%, 05/01/20...........         194,424
    2,733,888   PL# J00156,
                  5.00%, 10/01/20...........       2,698,167
      642,696   PL# J00726,
                  5.00%, 12/01/20...........         634,299

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FREDDIE MAC GOLD (CONTINUED)
$   3,200,830   PL# M80813,
                  4.00%, 04/01/10...........  $    3,132,740
    3,000,000   TBA,
                  5.50%, 04/01/22...........       3,006,564
   64,000,000   TBA,
                  5.50%, 05/01/37...........      63,319,999
   25,000,000   TBA,
                  6.00%, 05/01/37...........      25,195,299
                                              --------------
                                                 159,042,234
                                              --------------
                GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION -- 0.9%
      115,148   PL# 3173,
                  6.50%, 12/20/31...........         118,328
        1,070   PL# 434615,
                  7.00%, 11/15/29...........           1,120
      173,172   PL# 435071,
                  7.00%, 03/15/31...........         181,139
       23,724   PL# 493966,
                  7.00%, 06/15/29...........          24,827
       52,526   PL# 494742,
                  7.00%, 04/15/29...........          54,968
        1,107   PL# 530260,
                  7.00%, 02/15/31...........           1,158
      218,123   PL# 531025,
                  6.00%, 04/15/32...........         221,585
          625   PL# 538271,
                  7.00%, 11/15/31...........             654
       81,218   PL# 538312,
                  6.00%, 02/15/32...........          82,507
      120,954   PL# 543989,
                  7.00%, 03/15/31...........         126,519
          794   PL# 547545,
                  7.00%, 04/15/31...........             830
      282,974   PL# 550985,
                  7.00%, 10/15/31...........         295,993
          249   PL# 551549,
                  7.00%, 07/15/31...........             261
       17,421   PL# 552413,
                  7.00%, 02/15/32...........          18,227
       92,718   PL# 554808,
                  6.00%, 05/15/31...........          94,230
       68,080   PL# 555360,
                  6.00%, 06/15/31...........          69,190
       74,057   PL# 555733,
                  6.00%, 03/15/32...........          75,232
          457   PL# 557664,
                  7.00%, 08/15/31...........             478
       55,028   PL# 557678,
                  7.00%, 08/15/31...........          57,560
        3,830   PL# 561050,
                  7.00%, 05/15/31...........           4,006

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                  (CONTINUED)
$         636   PL# 561996,
                  7.00%, 07/15/31...........  $          666
       11,421   PL# 563346,
                  7.00%, 09/15/31...........          11,947
       44,220   PL# 563599,
                  7.00%, 06/15/32...........          46,266
       89,043   PL# 564086,
                  7.00%, 07/15/31...........          93,140
       43,632   PL# 564300,
                  6.00%, 08/15/31...........          44,343
        7,504   PL# 564706,
                  7.00%, 07/15/31...........           7,850
       75,369   PL# 565808,
                  6.00%, 11/15/31...........          76,598
      178,901   PL# 567622,
                  6.00%, 04/15/32...........         181,741
       86,274   PL# 569567,
                  7.00%, 01/15/32...........          90,265
       63,554   PL# 570517,
                  6.00%, 01/15/32...........          64,563
       39,626   PL# 572821,
                  6.00%, 12/15/31...........          40,272
       83,926   PL# 574873,
                  6.00%, 12/15/31...........          85,295
       83,741   PL# 575906,
                  6.00%, 01/15/32...........          85,070
       35,006   PL# 576323,
                  6.00%, 12/15/31...........          35,577
        1,281   PL# 579377,
                  7.00%, 04/15/32...........           1,341
      234,879   PL# 581015,
                  7.00%, 02/15/32...........         245,744
       87,903   PL# 581070,
                  6.00%, 02/15/32...........          89,298
       61,853   PL# 582956,
                  7.00%, 02/15/32...........          64,714
      268,201   PL# 587122,
                  7.00%, 06/15/32...........         280,608
        4,956   PL# 587494,
                  7.00%, 06/15/32...........           5,185
          943   PL# 589696,
                  7.00%, 05/15/32...........             987
       42,814   PL# 592030,
                  6.00%, 02/15/32...........          43,494
       17,270   PL# 780802,
                  6.50%, 05/15/28...........          17,790
       28,955   PL# 781113,
                  7.00%, 11/15/29...........          30,302
      176,077   PL# 781148,
                  6.00%, 07/15/29...........         179,118

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                  (CONTINUED)
$      89,378   PL# 781276,
                  6.50%, 04/15/31...........  $       92,059
       25,893   PL# 781287,
                  7.00%, 05/15/31...........          27,095
       40,838   PL# 781324,
                  7.00%, 07/15/31...........          42,726
      225,562   PL# 781328,
                  7.00%, 09/15/31...........         236,037
      173,261   PL# 781330,
                  6.00%, 09/15/31...........         176,233
       45,767   PL# 781496,
                  6.50%, 09/15/32...........          47,109
       60,138   PL# 781548,
                  7.00%, 11/15/32...........          62,913
       34,675   PL# 781584,
                  7.00%, 05/15/32...........          36,279
    2,823,611   PL# 781804,
                  6.00%, 09/15/34...........       2,864,164
    2,537,941   PL# 781847,
                  6.00%, 12/15/34...........       2,574,449
    2,638,448   PL# 781902,
                  6.00%, 02/15/35...........       2,676,440
    6,609,287   PL# 80916,
                  3.75%, 05/20/34...........       6,571,426
                                              --------------
                                                  18,657,916
                                              --------------
                RESOLUTION FUNDING STRIPS -- 0.1%
    1,200,000   Zero coupon,
                  07/15/18..................         689,030
    1,200,000   Zero coupon,
                  10/15/18..................         679,340
                                              --------------
                                                   1,368,370
                                              --------------
                TOTAL US GOVERNMENT AGENCY
                  SECURITIES
                  (Cost $1,077,877,551).....   1,076,939,254
                                              --------------
                CORPORATE BONDS AND NOTES -- 47.1%
                AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                  EQUIPMENT AND REPAIRS -- 0.0%
      280,000   Daimler Chrysler NA Holding,
                  4.05%, 06/04/08...........         275,875
                                              --------------
                BANKS -- 6.4%
       85,000   BAC Capital Trust XI,
                  6.63%, 05/23/36...........          90,241
      404,000   Bank of America Corp.,
                  4.50%, 08/01/10...........         398,587
   15,675,000   Bank of America Corp.,
                  Floating Rate,
                  5.36%, 03/24/09(2)........      15,713,011

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                BANKS (CONTINUED)
$   1,250,000   Bank of Scotland -- 144A
                  (United Kingdom),
                  3.50%, 11/30/07...........  $    1,236,266
    2,000,000   BankBoston NA, Series BKNT,
                  6.38%, 03/25/08...........       2,019,444
   26,675,000   Barclays Bank PLC New York,
                  Series YCD, Floating Rate,
                  5.35%, 03/13/09(2)........      26,706,209
    6,250,000   Depfa ACS Bank -- 144A
                  (Ireland),
                  4.25%, 08/16/10...........       6,120,263
    2,850,000   HBOS Treasury Services
                  PLC -- 144A
                  (United Kingdom),
                  3.75%, 09/30/08...........       2,790,911
   11,200,000   HSBC Bank USA NA, Series CD,
                  3.87%, 06/07/07...........      11,168,180
    1,495,000   JPMorgan Chase & Company,
                  3.63%, 05/01/08...........       1,470,703
    2,100,000   JPMorgan Chase & Company,
                  5.75%, 10/15/08...........       2,121,263
    1,100,000   JPMorgan Chase & Company,
                  7.00%, 11/15/09(5)(6).....       1,151,706
  746,000,000   Kreditanstalt fuer
                  Wiederaufbau (Germany),
                  Series EMTN, Floating
                  Rate,
                  0.33%, 08/08/11(2)(21)....       6,333,777
   21,975,000   Rabobank Nederland -- 144A
                  (the Netherlands),
                  Floating Rate,
                  5.36%, 04/06/09(2)........      21,995,480
    2,990,000   SunTrust Banks, Inc.,
                  3.63%, 10/15/07...........       2,962,650
    2,000,000   SunTrust Banks, Inc.,
                  4.00%, 10/15/08...........       1,965,202
    1,535,000   SunTrust Banks, Inc., Series
                  CD,
                  4.42%, 06/15/09...........       1,515,405
    2,125,000   Suntrust Capital VIII,
                  Variable Rate,
                  6.10%, 12/15/36(1)........       1,998,093
    2,150,000   The Bank of New York
                  Company, Inc., Series
                  BKNT,
                  3.80%, 02/01/08...........       2,124,452
      980,000   UBS Preferred Funding Trust
                  I, Variable Rate,
                  8.62%, perpetual(1).......       1,084,046
      490,000   US Bancorp, Series MTNN,
                  3.95%, 08/23/07...........         487,388
    4,315,000   US Bank NA, Series BKNT,
                  4.40%, 08/15/08...........       4,267,043
      540,000   Wachovia Bank NA, Series
                  BKNT,
                  4.38%, 08/15/08...........         533,753

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                BANKS (CONTINUED)
$   9,125,000   Wachovia Bank NA, Series
                  DPNT, Floating Rate,
                  5.39%, 03/23/09(2)........  $    9,128,513
    2,340,000   Wachovia Corp.,
                  6.30%, 04/15/08...........       2,366,786
    2,760,000   Wells Fargo & Company,
                  4.20%, 01/15/10...........       2,701,993
    4,090,000   Wells Fargo & Company,
                  4.63%, 08/09/10...........       4,047,439
    4,525,000   Wells Fargo & Company,
                  4.88%, 01/12/11...........       4,503,615
                                              --------------
                                                 139,002,419
                                              --------------
                BROADCAST SERVICES/MEDIA -- 0.9%
      320,000   British Sky Broadcasting
                  Group Financing
                  PLC -- 144A (United
                  Kingdom),
                  6.50%, 10/15/35...........         318,100
    5,374,000   Comcast Cable Communications
                  Holdings,
                  8.38%, 03/15/13...........       6,152,848
    1,800,000   Comcast Cable
                  Communications, Inc.,
                  6.75%, 01/30/11...........       1,897,070
      965,000   Comcast Corp.,
                  7.05%, 03/15/33...........       1,039,218
      465,000   Cox Communications, Inc.,
                  7.75%, 11/01/10...........         502,939
      195,000   Echostar DBS Corp.,
                  7.00%, 10/01/13...........         201,825
      200,000   Echostar DBS Corp.,
                  7.13%, 02/01/16...........         207,500
    1,070,000   News America Holdings,
                  7.63%, 11/30/28...........       1,202,450
      260,000   News America, Inc.,
                  7.28%, 06/30/28...........         281,695
    1,675,000   TCI Communications, Inc.,
                  7.13%, 02/15/28...........       1,782,540
      725,000   Time Warner Entertainment,
                  8.38%, 07/15/33...........         883,841
    1,910,000   Time Warner, Inc.,
                  7.57%, 02/01/24...........       2,115,726
    2,760,000   Time Warner, Inc.,
                  6.95%, 01/15/28...........       2,898,185
                                              --------------
                                                  19,483,937
                                              --------------
                CHEMICALS -- 0.1%
      590,000   Lyondell Chemical Company,
                  8.00%, 09/15/14...........         620,975
      980,000   Lyondell Chemical Company,
                  8.25%, 09/15/16...........       1,053,500
                                              --------------
                                                   1,674,475
                                              --------------

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                COMPUTER EQUIPMENT, SOFTWARE AND
                  SERVICES -- 0.0%
$     345,000   Seagate Technology HDD
                  Holdings (Cayman Islands),
                  6.80%, 10/01/16...........  $      348,450
                                              --------------
                CONSTRUCTION SERVICES AND SUPPLIES -- 0.1%
    2,875,000   Belvoir Land LLC -- 144A,
                  5.40%, 12/15/47...........       2,618,550
                                              --------------
                ELECTRONICS -- 0.0%
      155,000   L-3 Communications Corp.,
                  Series B,
                  6.38%, 10/15/15...........         154,419
                                              --------------
                EQUIPMENT RENTAL AND LEASING -- 0.0%
      225,000   United Rentals North
                  America, Inc.,
                  6.50%, 02/15/12...........         225,563
                                              --------------
                FINANCIAL SERVICES -- 5.2%
      390,000   American Real Estate
                  Partners, LP/American Real
                  Estate Finance Corp.,
                  8.13%, 06/01/12...........         398,775
      225,000   American Real Estate
                  Partners, LP/American Real
                  Estate Finance Corp.,
                  7.13%, 02/15/13...........         223,313
    9,050,000   Citigroup, Inc.,
                  3.50%, 02/01/08...........       8,928,006
   14,330,000   Citigroup, Inc.,
                  3.63%, 02/09/09(5)(6).....      13,991,081
      820,000   Citigroup, Inc.,
                  6.20%, 03/15/09...........         837,420
    8,000,000   Citigroup, Inc.,
                  4.13%, 02/22/10...........       7,832,888
    2,300,000   Citigroup, Inc.,
                  6.13%, 08/25/36...........       2,344,119
    8,225,000   Eksportfinans ASA, Series
                  MTN (Norway),
                  3.38%, 01/15/08...........       8,105,770
    2,675,000   Ford Motor Credit Company,
                  5.80%, 01/12/09...........       2,625,117
   14,675,000   General Electric Capital
                  Corp.,
                  5.00%, 11/15/11...........      14,646,632
    2,000,000   General Electric Capital
                  Corp., Series MTNA,
                  6.50%, 12/10/07...........       2,017,026
   11,925,000   General Electric Capital
                  Corp., Series MTNA,
                  4.13%, 09/01/09...........      11,706,832
    2,925,000   HSBC Finance Corp.,
                  6.50%, 11/15/08...........       2,983,418

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                FINANCIAL SERVICES (CONTINUED)
$   7,310,000   Morgan Stanley,
                  5.05%, 01/21/11...........  $    7,282,500
      425,000   Morgan Stanley,
                  6.75%, 04/15/11...........         449,908
   17,410,000   Morgan Stanley, Floating
                  Rate,
                  5.61%, 01/09/12(2)........      17,429,342
    4,000,000   Nationwide Building
                  Society -- 144A
                  (United Kingdom),
                  3.50%, 07/31/07...........       3,975,592
      355,000   Nationwide Building
                  Society -- 144A
                  (United Kingdom),
                  4.25%, 02/01/10...........         346,700
    1,000,000   The Bear Stearns Companies,
                  Inc., Series MTNB,
                  4.55%, 06/23/10...........         983,662
    2,475,000   TIAA Global Markets -- 144A,
                  3.88%, 01/22/08...........       2,444,028
    1,955,000   USAA Capital Corp., Series
                  MTNB,
                  4.00%, 12/10/07...........       1,936,633
                                              --------------
                                                 111,488,762
                                              --------------
                INSURANCE -- 1.0%
    1,775,000   ASIF Global Financial
                  XXIII -- 144A,
                  3.90%, 10/22/08...........       1,741,918
    2,000,000   Berkshire Hathaway Finance
                  Corp.,
                  3.40%, 07/02/07...........       1,991,166
    2,850,000   Berkshire Hathaway Finance
                  Corp.,
                  3.38%, 10/15/08...........       2,775,387
    2,815,000   Berkshire Hathaway Finance
                  Corp.,
                  4.13%, 01/15/10...........       2,756,845
    2,350,000   Lincoln National Corp.,
                  Variable Rate,
                  7.00%, 05/17/66(1)........       2,466,725
    4,455,000   MetLife, Inc., Variable
                  Rate,
                  6.40%, 12/15/36(1)........       4,364,050
    1,600,000   New York Life Global
                  Funding -- 144A,
                  3.88%, 01/15/09...........       1,566,376
    4,125,000   The Travelers Companies,
                  Inc., Variable Rate,
                  6.25%, 03/15/67(1)........       4,081,283
                                              --------------
                                                  21,743,750
                                              --------------

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)

                LEISURE AND RECREATION -- 0.1%
$     730,000   Harrahs Operating Company,
                  Inc.,
                  5.75%, 10/01/17...........  $      605,198
      325,000   Mohegan Tribal Gaming
                  Authority,
                  6.13%, 02/15/13...........         321,750
      200,000   Travelport LLC -- 144A,
                  9.88%, 09/01/14...........         210,500
                                              --------------
                                                   1,137,448
                                              --------------
                MACHINERY -- 0.1%
    2,150,000   Atlantic Marine,
                  Inc. -- 144A,
                  5.34%, 12/01/50...........       2,032,073
                                              --------------
                MANUFACTURING -- 0.1%
      395,000   Briggs & Stratton Corp.,
                  8.88%, 03/15/11...........         433,019
    1,575,000   Tyco International Group SA
                  (Luxembourg),
                  6.38%, 10/15/11...........       1,666,043
                                              --------------
                                                   2,099,062
                                              --------------
                MEDICAL EQUIPMENT, SUPPLIES, AND
                  SERVICES -- 0.3%
    1,536,000   Triad Hospitals, Inc.,
                  7.00%, 11/15/13...........       1,610,880
    3,600,000   WellPoint, Inc.,
                  5.95%, 12/15/34...........       3,544,402
    1,295,000   WellPoint, Inc.,
                  5.85%, 01/15/36...........       1,255,466
                                              --------------
                                                   6,410,748
                                              --------------
                METALS AND MINING -- 0.1%
    1,999,000   Ispat Inland ULC (Canada),
                  9.75%, 04/01/14...........       2,208,969
                                              --------------
                OIL, COAL AND GAS -- 0.8%
    3,670,000   Arch Western Finance,
                  6.75%, 07/01/13...........       3,628,712
      210,000   Chesapeake Energy Corp.,
                  6.38%, 06/15/15...........         210,000
       90,000   Chesapeake Energy Corp.,
                  6.25%, 01/15/18...........          89,325
      275,000   Chesapeake Energy Corp.,
                  6.88%, 11/15/20...........         275,000
      270,000   Colorado Interstate Gas,
                  6.80%, 11/15/15...........         288,490
      120,000   Compton Petroleum Finance
                  Corp. (Canada),
                  7.63%, 12/01/13...........         117,900
    1,425,000   Consolidated Natural Gas,
                  Series A,
                  5.00%, 03/01/14...........       1,384,036

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                OIL, COAL AND GAS (CONTINUED)
$     365,000   El Paso Natural Gas,
                  8.63%, 01/15/22...........  $      444,794
       15,000   El Paso Natural Gas,
                  8.38%, 06/15/32...........          18,556
    2,600,000   Enterprise Products
                  Operating LP,
                  4.95%, 06/01/10...........       2,579,449
    1,225,000   Enterprise Products
                  Operating LP, Series B,
                  4.00%, 10/15/07...........       1,216,228
      190,000   KCS Energy, Inc.,
                  7.13%, 04/01/12...........         189,050
      725,000   Northwest Pipeline Corp.,
                  8.13%, 03/01/10...........         758,082
    2,690,000   Sabine Pass LNG, LP -- 144A,
                  7.50%, 11/30/16...........       2,716,899
      200,000   Suncor Energy, Inc.
                  (Canada),
                  5.95%, 12/01/34...........         201,446
       35,000   Targa Resources,
                  Inc. -- 144A,
                  8.50%, 11/01/13...........          35,875
      665,000   Tennessee Gas Pipeline
                  Company,
                  7.00%, 10/15/28...........         715,318
      935,000   Transcontinental Gas Pipe
                  Line Corp., Series B,
                  8.88%, 07/15/12...........       1,068,238
    1,505,000   Williams Companies, Inc.,
                  7.63%, 07/15/19...........       1,644,213
      225,000   Williams Companies, Inc.,
                  7.75%, 06/15/31...........         241,875
                                              --------------
                                                  17,823,486
                                              --------------
                PAPER AND FOREST PRODUCTS -- 0.3%
      590,000   Bowater Canada Finance
                  (Canada),
                  7.95%, 11/15/11(8)........         576,725
      400,000   Catalyst Paper Corp.,
                  Series D (Canada),
                  8.63%, 06/15/11...........         408,000
      880,000   Domtar, Inc. (Canada),
                  7.13%, 08/15/15...........         880,000
    3,530,000   Georgia-Pacific
                  Corp. -- 144A,
                  7.13%, 01/15/17...........       3,556,475
                                              --------------
                                                   5,421,200
                                              --------------
                PHARMACEUTICALS/RESEARCH AND
                  DEVELOPMENT -- 0.3%
      170,000   Bio-Rad Laboratories, Inc.,
                  7.50%, 08/15/13...........         175,950
      530,000   Bio-Rad Laboratories, Inc.,
                  6.13%, 12/15/14...........         516,750
    3,075,000   Bristol-Myers Squibb,
                  5.88%, 11/15/36...........       3,023,933

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                PHARMACEUTICALS/RESEARCH AND DEVELOPMENT
                  (CONTINUED)
$     600,000   Bristol-Myers Squibb,
                  6.88%, 08/01/97...........  $      639,827
    1,580,000   Wyeth,
                  6.00%, 02/15/36...........       1,576,633
                                              --------------
                                                   5,933,093
                                              --------------
                PRINTING AND PUBLISHING -- 0.1%
    1,070,000   Idearc, Inc. -- 144A,
                  8.00%, 11/15/16...........       1,106,113
                                              --------------
                PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                  VEHICLES, AUTOMOTIVE EQUIPMENT AND
                  REPAIRS -- 2.8%
   10,978,849   Daimler Chrysler Auto Trust,
                  Series 2005-B, Class A3,
                  4.04%, 09/08/09...........      10,923,551
   14,770,000   Daimler Chrysler Auto Trust,
                  Series 2006-B, Class A3,
                  5.33%, 08/08/10...........      14,813,867
    7,711,746   Ford Credit Auto Owner
                  Trust, Series 2005-A,
                  Class A3, 3.48%,
                  11/15/08..................       7,677,953
    6,590,711   Ford Credit Auto Owner
                  Trust, Series 2005-B,
                  Class A3, 4.17%,
                  01/15/09..................       6,568,095
   18,911,000   Nissan Auto Receivables
                  Owner Trust, Series
                  2006-B, Class A4,
                  5.22%, 11/15/11...........      19,040,584
    1,330,948   Wachovia Auto Owner Trust,
                  Series 2004-A, Class A3,
                  3.19%, 06/20/08...........       1,330,178
                                              --------------
                                                  60,354,228
                                              --------------
                PRIVATE ASSET BACKED: BANKS -- 0.2%
    3,760,721   Bank of America Alternative
                  Loan Trust, Series 2004-7,
                  Class 4A1,
                  5.00%, 08/25/19...........       3,691,385
                                              --------------
                PRIVATE ASSET BACKED: CREDIT CARDS -- 3.1%
   14,000,000   American Express Credit
                  Account Master Trust,
                  Series 2005-3, Class A,
                  Floating Rate,
                  5.32%, 01/18/11(3)........      13,992,098
   12,075,000   Chase Issuance Trust, Series
                  2004-A9, Class A9,
                  3.22%, 06/15/10...........      11,954,248
   14,850,000   Citibank Credit Card
                  Issuance Trust, Series
                  2004-A4, Class A4,
                  3.20%, 08/24/09...........      14,736,718

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: CREDIT CARDS
                  (CONTINUED)
$  15,125,000   Citibank Credit Card
                  Issuance Trust, Series
                  2006-A2, Class A2,
                  4.85%, 02/10/11...........  $   15,096,296
   11,500,000   MBNA Credit Card Master Note
                  Trust, Series 2003-A6,
                  Class A6,
                  2.75%, 10/15/10...........      11,211,036
                                              --------------
                                                  66,990,396
                                              --------------
                PRIVATE ASSET BACKED: FINANCIAL
                  SERVICES -- 2.4%
    2,805,000   Greenwich Capital Commercial
                  Funding Corp., Series
                  2004-GG1, Class A4, 4.76%,
                  06/10/36..................       2,780,372
   11,200,000   Greenwich Capital Commercial
                  Funding Corp., Series
                  2005-GG3, Class A3, 4.57%,
                  08/10/42..................      10,942,599
      276,377   Morgan Stanley Capital I,
                  Series 1998-WF1, Class A2,
                  6.55%, 03/15/30...........         276,754
    2,879,789   Morgan Stanley Capital I,
                  Series 1999-FNV1, Class
                  A2, 6.53%, 03/15/31.......       2,926,821
    5,227,603   SLM Student Loan Trust,
                  Series 2005-5, Class A1,
                  Floating Rate,
                  5.36%, 01/25/18(2)........       5,232,376
   14,200,000   SLM Student Loan Trust,
                  Series 2005-6, Class A5B,
                  Floating Rate,
                  5.37%, 07/27/26(2)........      14,211,677
   14,030,000   Washington Mutual Asset
                  Securities Corp. -- 144A,
                  Series 2005-C1A, Class A2,
                  5.15%, 05/25/36...........      14,032,081
                                              --------------
                                                  50,402,680
                                              --------------
                PRIVATE ASSET BACKED: MORTGAGE AND HOME
                  EQUITY -- 18.6%
    5,454,628   ACE Securities Corp., Series
                  2006-HE1, Class A2A,
                  Floating Rate,
                  5.40%, 02/25/36(3)........       5,458,897
   11,960,000   Banc of America Commercial
                  Mortgage, Inc., Series
                  2000-1, Class A2A,
                  7.33%, 11/15/31...........      12,494,855
    8,782,656   Banc of America Commercial
                  Mortgage, Inc., Series
                  2001-1, Class A2,
                  6.50%, 04/15/36...........       9,138,725

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: MORTGAGE AND HOME
                  EQUITY (CONTINUED)
$  16,715,000   Banc of America Commercial
                  Mortgage, Inc., Series
                  2002-2, Class A3,
                  5.12%, 07/11/43...........  $   16,691,109
   11,170,000   Banc of America Commercial
                  Mortgage, Inc., Series
                  2002-PB2, Class A4,
                  6.19%, 06/11/35...........      11,645,496
      574,264   Bear Stearns Commercial
                  Mortgage Securities, Inc.,
                  Series 2001, Class A1,
                  6.08%, 02/15/35...........         582,249
    2,545,000   Bear Stearns Commercial
                  Mortgage Securities, Inc.,
                  Series 2005-PWR8, Class
                  A4,
                  4.67%, 06/11/41...........       2,440,865
    3,764,966   Carrington Mortgage Loan
                  Trust, Series 2006-OPT1,
                  Class A1, Floating Rate,
                  5.39%, 02/25/36(3)........       3,767,816
    3,475,000   Chase Commercial Mortgage
                  Securities Corp., Series
                  2000-3, Class A2,
                  7.32%, 10/15/32...........       3,677,081
    4,244,076   Commercial Mortgage
                  Acceptance Corp., Series
                  1998-C2, Class A2,
                  6.03%, 09/15/30...........       4,258,213
    1,725,599   Countrywide Asset-Backed
                  Certificates, Series
                  2004-13, Class AV4,
                  Floating Rate,
                  5.61%, 06/25/35(3)........       1,727,311
    1,490,974   Countrywide Asset-Backed
                  Certificates, Series
                  2005-BC5, Class 3A1,
                  Floating Rate,
                  5.42%, 01/25/36(3)........       1,492,017
    3,813,772   Countrywide Asset-Backed
                  Certificates, Series
                  2005-IM3, Class A1,
                  Floating Rate,
                  5.44%, 03/25/36(3)........       3,816,479
    2,775,872   Countrywide Asset-Backed
                  Certificates, Series
                  2006-IM1, Class A1,
                  Floating Rate,
                  5.41%, 04/25/36(3)........       2,777,921
   22,359,705   Credit Suisse First Boston
                  Mortgage Securities Corp.,
                  Series 1998-C2,
                  Class A2,
                  6.30%, 11/15/30...........      22,657,936

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: MORTGAGE AND HOME
                  EQUITY (CONTINUED)
$  14,955,000   Credit Suisse First Boston
                  Mortgage Securities Corp.,
                  Series 2002-CKS4,
                  Class A2,
                  5.18%, 11/15/36...........  $   14,950,404
   13,110,000   Credit Suisse First Boston
                  Mortgage Securities Corp.,
                  Series 2003-C3,
                  Class A5,
                  3.94%, 05/15/38...........      12,264,523
    5,923,688   Credit Suisse Mortgage
                  Capital Certificates,
                  Series 2006-3, Class 1A1A,
                  Floating Rate,
                  5.41%, 04/25/36(3)........       5,928,432
    4,559,970   DLJ Commercial Mortgage
                  Corp., Series 2000-CKP1,
                  Class A1B,
                  7.18%, 11/10/33...........       4,809,255
    8,761,986   Fieldstone Mortgage
                  Investment Corp., Series
                  2006-1, Class A1, Floating
                  Rate,
                  5.40%, 05/25/36(3)........       8,768,252
    7,467,302   First Franklin Mortgage Loan
                  Asset Backed Certificates,
                  Series 2006-FF4,
                  Class A1, Floating Rate,
                  5.39%, 03/25/36(3)........       7,470,021
   12,570,000   First Union National Bank
                  Commercial Mortgage,
                  Series 2001-C2, Class A2,
                  6.66%, 01/12/43...........      13,202,814
   10,380,000   GE Capital Commercial
                  Mortgage Corp., Series
                  2002-1A, Class A3,
                  6.27%, 12/10/35...........      10,867,344
   11,875,000   GE Capital Commercial
                  Mortgage Corp., Series
                  2002-2A, Class A3,
                  5.35%, 08/11/36...........      11,982,624
    6,027,272   GMAC Commercial Mortgage
                  Securities, Inc., Series
                  1999-C2, Class A2,
                  6.95%, 09/15/33...........       6,212,720
    6,077,628   GMAC Commercial Mortgage
                  Securities, Inc., Series
                  1999-C3, Class A2,
                  7.18%, 08/15/36...........       6,301,949
    3,175,000   GS Mortgage Securities Corp.
                  II, Series 2005-GG4, Class
                  A4A,
                  4.75%, 07/10/39...........       3,064,930
   10,807,965   Harborview Mortgage Loan
                  Trust, Series 2006-11,
                  Class A1A, Floating Rate,
                  5.49%, 12/19/36(3)........      10,822,132

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: MORTGAGE AND HOME
                  EQUITY (CONTINUED)
$  10,490,000   JPMorgan Chase Commercial
                  Mortgage Securities Corp.,
                  Series 2001-C1,
                  Class A3, 5.86%,
                  10/12/35..................  $   10,775,761
    6,650,000   JPMorgan Chase Commercial
                  Mortgage Securities Corp.,
                  Series 2001-CIB2,
                  Class A3,
                  6.43%, 04/15/35...........       6,959,565
    9,386,294   JPMorgan Chase Commercial
                  Mortgage Securities Corp.,
                  Series 2001-CIBC,
                  Class A3,
                  6.26%, 03/15/33...........       9,694,082
    9,350,000   JPMorgan Chase Commercial
                  Mortgage Securities Corp.,
                  Series 2005-CB12,
                  Class A4,
                  4.90%, 09/12/37...........       9,085,034
   10,900,000   JPMorgan Chase Commercial
                  Mortgage Securities Corp.,
                  Series 2006-CB17,
                  Class A4,
                  5.43%, 12/12/43...........      10,934,504
   18,555,780   JPMorgan Mortgage Trust,
                  Series 2006-A2, Class 4A1,
                  Floating Rate,
                  3.88%, 08/25/34(3)........      18,317,910
    7,143,513   LB Commercial Conduit
                  Mortgage Trust, Series
                  1998-C4, Class A1B,
                  6.21%, 10/15/35...........       7,219,457
   12,900,000   LB-UBS Commercial Mortgage
                  Trust, Series 2000-C3,
                  Class A2,
                  7.95%, 05/15/25...........      13,761,528
    6,712,919   LB-UBS Commercial Mortgage
                  Trust, Series 2000-C4,
                  Class A2,
                  7.37%, 08/15/26...........       7,100,906
    7,395,000   LB-UBS Commercial Mortgage
                  Trust, Series 2003-C7,
                  Class A3,
                  4.56%, 09/15/27...........       7,267,551
    9,100,000   LB-UBS Commercial Mortgage
                  Trust, Series 2004-C8,
                  Class A4,
                  4.51%, 12/15/29...........       8,879,971
   11,910,000   LB-UBS Commercial Mortgage
                  Trust, Series 2006-C7,
                  Class A3,
                  5.35%, 11/15/38...........      11,889,137
    7,992,301   New Century Home Equity Loan
                  Trust, Series 2006-1,
                  Class A2A, Floating Rate,
                  5.38%, 05/25/36(3)........       7,995,969

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: MORTGAGE AND HOME
                  EQUITY (CONTINUED)
$  11,185,340   Popular ABS Mortgage Pass-
                  Through Trust, Series
                  2006-D, Class A1, Floating
                  Rate,
                  5.38%, 11/25/36(3)........  $   11,189,579
    5,842,723   Residential Asset Mortgage
                  Products, Inc., Series
                  2006-RS2, Class A1,
                  Floating Rate,
                  5.40%, 03/25/36(3)........       5,847,409
   12,076,510   Residential Asset
                  Securitization Trust,
                  Series 2005-A14, Class A4,
                  5.50%, 12/25/35...........      12,145,528
    9,067,472   Salomon Brothers Mortgage
                  Securities VII, Series
                  1999-C1, Class A2,
                  Floating Rate,
                  7.15%, 05/18/32(3)........       9,274,662
    9,099,504   Salomon Brothers Mortgage
                  Securities VII, Series
                  2001-C2, Class A3,
                  6.50%, 10/13/11...........       9,555,451
    3,306,887   Structured Asset Investment
                  Loan Trust, Series 2006-2,
                  Class A1, Floating Rate,
                  5.38%, 04/25/36(3)........       3,308,156
                                              --------------
                                                 400,474,530
                                              --------------
                PRIVATE ASSET BACKED: OTHER -- 0.4%
    4,488,281   Structured Asset Securities
                  Corp. -- 144A, Series
                  2003-AL2, Class A, 3.36%,
                  01/25/31..................       4,124,577
    5,238,855   Terra LNR, Ltd. -- 144A,
                  Series 2006-1A, Class A1
                  (Cayman Islands),
                  Floating Rate,
                  5.45%, 06/15/17(3)........       5,238,855
                                              --------------
                                                   9,363,432
                                              --------------
                PRIVATE ASSET BACKED: UTILITIES -- 0.4%
    8,000,000   Peco Energy Transition
                  Trust, Series 2000-A,
                  Class A4,
                  7.65%, 03/01/10...........       8,480,075
                                              --------------
                REAL ESTATE DEVELOPMENT AND SERVICES -- 0.2%
    4,865,000   American Real Estate
                  Partners LP -- 144A,
                  7.13%, 02/15/13...........       4,828,513
                                              --------------

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                REAL ESTATE INVESTMENT TRUSTS -- 0.4%
$     910,000   AvalonBay Communities,
                  Series MTN,
                  6.63%, 09/15/11...........  $      961,066
      725,000   The Rouse Company,
                  3.63%, 03/15/09...........         694,802
    4,135,000   The Rouse Company,
                  5.38%, 11/26/13...........       3,911,759
    2,200,000   The Rouse Company/TRC
                  Co-issuer, Inc. -- 144A,
                  6.75%, 05/01/13...........       2,253,090
                                              --------------
                                                   7,820,717
                                              --------------
                RETAIL -- 0.1%
      430,000   Federated Department Stores,
                  Inc.,
                  6.79%, 07/15/27...........         425,048
      395,000   May Department Stores
                  Company,
                  6.65%, 07/15/24...........         389,173
      295,000   May Department Stores
                  Company,
                  6.70%, 07/15/34...........         291,862
                                              --------------
                                                   1,106,083
                                              --------------
                SEMICONDUCTORS -- 0.2%
    2,285,000   Freescale
                  Semiconductor -- 144A,
                  9.13%, 12/15/14(12).......       2,279,287
      295,000   Freescale
                  Semiconductor -- 144A,
                  Floating Rate,
                  9.23%, 12/15/14(2)........         295,738
    1,195,000   Momentive Performance
                  Materials -- 144A,
                  10.13%, 12/01/14(8).......       1,248,775
                                              --------------
                                                   3,823,800
                                              --------------
                TELECOMMUNICATIONS EQUIPMENT AND
                  SERVICES -- 1.8%
      625,000   America Movil SA de CV
                  (Mexico),
                  6.38%, 03/01/35...........         618,787
      810,000   Cincinnati Bell, Inc.,
                  7.25%, 07/15/13...........         844,425
      800,000   Citizens Communications
                  Company,
                  6.25%, 01/15/13...........         798,000
      550,000   Intelsat Bermuda,
                  Ltd. -- 144A (Bermuda),
                  9.25%, 06/15/16...........         611,875
      545,000   Intelsat Corp. -- 144A,
                  9.00%, 06/15/16...........         602,906
    2,350,000   New England Telephone &
                  Telegraph,
                  7.88%, 11/15/29...........       2,649,374

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                  (CONTINUED)
$     970,000   New Jersey Bell Telephone,
                  7.85%, 11/15/29...........  $    1,103,071
      860,000   Qwest Corp.,
                  7.88%, 09/01/11...........         918,050
      675,000   Qwest Corp., Floating Rate,
                  8.60%, 06/15/13(2)........         739,125
      890,000   Rogers Wireless, Inc.
                  (Canada),
                  7.50%, 03/15/15...........         968,988
      675,000   Rogers Wireless, Inc.
                  (Canada), Floating Rate,
                  8.48%, 12/15/10(2)........         690,188
    1,115,000   Sprint Capital Corp.,
                  8.75%, 03/15/32...........       1,318,829
    1,950,000   Sprint Nextel Corp.,
                  6.00%, 12/01/16...........       1,922,476
    1,725,000   Telecom Italia Capital
                  (Luxembourg),
                  5.25%, 10/01/15...........       1,639,335
    1,105,000   Telecom Italia Capital
                  (Luxembourg),
                  6.00%, 09/30/34...........       1,003,792
    1,825,000   Telecom Italia Capital
                  (Luxembourg),
                  7.20%, 07/18/36...........       1,905,959
       75,000   Telefonica Emisiones SAU
                  (Spain),
                  6.42%, 06/20/16...........          78,415
    2,950,000   Telefonica Emisiones SAU
                  (Spain),
                  7.05%, 06/20/36...........       3,160,385
      850,000   Telefonica Europe BV (the
                  Netherlands),
                  7.75%, 09/15/10...........         916,621
      215,000   Verizon Maryland, Inc.,
                  Series B,
                  5.13%, 06/15/33...........         179,990
    1,470,000   Vodafone Group PLC (United
                  Kingdom),
                  5.00%, 12/16/13...........       1,431,959
      500,000   Vodafone Group PLC (United
                  Kingdom),
                  5.00%, 09/15/15...........         480,498
    7,910,000   Vodafone Group PLC (United
                  Kingdom), Floating Rate,
                  5.44%, 12/28/07(2)........       7,915,639
      890,000   Wind Acquistion Finance
                  SA -- 144A (Luxembourg),
                  10.75%, 12/01/15..........       1,023,500
    1,375,000   Windstream Corp.,
                  8.13%, 08/01/13...........       1,495,313
    2,925,000   Windstream Corp.,
                  8.63%, 08/01/16...........       3,213,843
                                              --------------
                                                  38,231,343
                                              --------------

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                TRANSPORTATION -- 0.0%
$     560,000   Overseas Shipholding Group,
                  7.50%, 02/15/24...........  $      571,200
                                              --------------
                UTILITIES -- 0.6%
      343,595   AES Ironwood LLC,
                  8.86%, 11/30/25...........         388,263
      235,000   AES Red Oak LLC, Series B,
                  9.20%, 11/30/29...........         269,075
    2,735,000   Centerpoint Energy, Inc.,
                  Series B,
                  7.25%, 09/01/10...........       2,889,194
      287,127   Elwood Energy LLC,
                  8.16%, 07/05/26...........         300,734
    1,000,000   Florida Power & Light,
                  5.63%, 04/01/34...........         983,499
      126,000   Homer City Funding LLC,
                  8.14%, 10/01/19...........         137,655
       83,088   Homer City Funding LLC,
                  8.73%, 10/01/26...........          94,927
      195,000   Midwest Generation LLC,
                  8.75%, 05/01/34...........         212,550
      438,270   Midwest Generation LLC,
                  Series B,
                  8.56%, 01/02/16...........         479,632
      560,000   NRG Energy, Inc.,
                  7.38%, 02/01/16...........         576,800
      445,000   Orion Power Holdings, Inc.,
                  12.00%, 05/01/10..........         516,200
      545,000   Reliant Energy, Inc.,
                  6.75%, 12/15/14...........         578,381
    5,325,000   TXU Corp., Series O,
                  4.80%, 11/15/09...........       5,257,399
                                              --------------
                                                  12,684,309
                                              --------------
                TOTAL CORPORATE BONDS AND
                  NOTES
                  (Cost $1,020,780,363).....   1,010,011,083
                                              --------------
                FOREIGN GOVERNMENT OBLIGATIONS -- 1.2%
    9,700,000   AID-Israel (Israel),
                  5.50%, 09/18/23...........      10,178,113
    2,930,000   Province of Manitoba
                  (Canada),
                  6.38%, 09/01/15(23).......       1,991,114
    3,365,000   Province of Ontario, Series
                  GMTN (Canada),
                  6.25%, 06/16/15(23).......       2,252,972
    7,040,000   Republic of Argentina
                  (Argentina), Floating
                  Rate,
                  5.48%, 08/03/12(11).......       5,067,040

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$ 622,900,000   Republic of Finland, Series
                  EMTN (Finland),
                  0.30%, 10/18/07(21).......  $    5,282,693
      696,000   United Mexican States,
                  Series MTNA (Mexico),
                  6.75%, 09/27/34...........         760,728
                                              --------------
                TOTAL FOREIGN GOVERNMENT
                  OBLIGATIONS
                  (Cost $25,343,261)........      25,532,660
                                              --------------
                SHORT TERM US GOVERNMENT AGENCY
                  SECURITIES -- 6.9%
  146,900,000   FEDERAL HOME LOAN BANK
                  4.97%, 04/02/07
                  (Cost $146,859,439).......     146,859,439
                                              --------------
                SHORT TERM CORPORATE NOTES -- 0.4%
    7,750,000   AT&T, Inc. -- 144A,
                  4.21%, 06/05/07
                  (Cost $7,733,052).........       7,733,052
                                              --------------
                SECURITIES LENDING COLLATERAL -- 2.4%
   52,395,756   Securities Lending
                  Collateral Investment
                  (Note 3)
                  (Cost $52,395,756)........      52,395,756
                                              --------------
                TOTAL SECURITIES
                  (Cost $2,577,458,947).....   2,566,437,058
                                              --------------
  CONTRACTS
  ---------
                PURCHASED PUT OPTIONS -- 0.0%
          312   US Treasury Note (10 Year)
                  June Future, Expiring May
                  2007 @ 105
                  (Cost $137,374)...........           9,750
                                              --------------
  PRINCIPAL
  ---------
                REPURCHASE AGREEMENTS -- 0.9%
$  20,060,869   With Investors Bank and
                  Trust, dated 03/30/07,
                  4.76%, due 04/02/07,
                  repurchase proceeds at
                  maturity $20,068,827
                  (Collateralized by Fannie
                  Mae Adjustable Rate
                  Mortgage, 4.21%, due
                  07/01/33, with a value of
                  $10,488,567, Freddie Mac,
                  5.82%, due 02/15/33, with
                  a value of $111,061 and
                  Small Business
                  Administration,
                  8.07%, due 07/25/29, with
                  a value of $10,464,284)
                  (Cost $20,060,869)........      20,060,869
                                              --------------

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  CONTRACTS                                       VALUE
  ---------                                   --------------
                TOTAL INVESTMENTS BEFORE CALL
                  AND PUT OPTIONS WRITTEN AND
                  SECURITIES SOLD SHORT -- 120.7%
                  (Cost $2,597,657,190).....  $2,586,507,677
                                              --------------
                CALL OPTIONS WRITTEN -- (0.0)%
  (34,200,000)  Expiring 12/13/07. If
                  exercised the Series pays
                  4.40%, and receives
                  floating 3 month LIBOR,
                  expiring 12/17/17,
                  European Style (Premium
                  $229,140).................         (67,032)
                                              --------------
                PUT OPTIONS WRITTEN -- (0.0)%
  (34,200,000)  Expiring 12/13/07. If
                  exercised the Series pays
                  floating 3 month LIBOR,
                  and receives 5.40%,
                  expiring 12/17/17,
                  European Style (Premium
                  $372,780).................        (369,360)
                                              --------------
  PRINCIPAL
  ---------
                SECURITIES SOLD SHORT -- (13.2)%
$(140,000,000)  Fannie Mae, TBA,
                  5.50%, 04/12/07...........    (138,556,320)
  (80,000,000)  Fannie Mae, TBA,
                  6.00%, 04/12/07...........     (80,600,000)
  (20,000,000)  Fannie Mae, TBA,
                  6.50%, 04/12/07...........     (20,406,240)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                SECURITIES SOLD SHORT (CONTINUED)
$ (27,000,000)  Fannie Mae, TBA,
                  5.50%, 04/17/07...........  $  (27,067,500)
   (9,000,000)  Fannie Mae, TBA,
                  6.50%, 05/14/07...........      (9,180,000)
   (6,500,000)  Freddie Mac Gold, TBA,
                  4.50%, 04/17/07...........      (6,292,812)
                                              --------------
                TOTAL SECURITIES SOLD SHORT
                  (Proceeds $283,387,261)...    (282,102,872)
                                              --------------
                Total Investments net of
                  Call and Put Options
                  Written and Securities
                  Sold Short -- 107.5%
                  (Cost $2,313,668,009).....   2,303,968,413
                Liabilities less other
                  assets -- (7.5)%..........    (160,961,396)
                                              --------------
                NET ASSETS -- 100.0%........  $2,143,007,017
                                              ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $2,313,668,009.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 11,843,217
    Gross unrealized depreciation..........   (21,542,813)
                                             ------------
    Net unrealized depreciation............  $ (9,699,596)
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 24.1%
              US TREASURY BONDS -- 1.0%
$   740,000   8.88%, 08/15/17................  $    989,750
    550,000   6.13%, 11/15/27(8).............       635,164
    130,000   4.50%, 02/15/36(8).............       122,606
     20,000   4.75%, 02/15/37................        19,694
                                               ------------
                                                  1,767,214
                                               ------------
              US TREASURY INFLATION INDEX -- 3.6%
    256,382   0.88%, 04/15/10................       247,980
  1,916,848   2.38%, 04/15/11................     1,942,382
    455,744   1.63%, 01/15/15................       437,657
    135,257   1.88%, 07/15/15................       132,262
    214,124   2.00%, 01/15/16................       210,887
  1,763,696   2.50%, 07/15/16................     1,810,339
    193,253   2.38%, 01/15/25................       194,567
     81,571   2.00%, 01/15/26................        77,550
  1,565,507   2.38%, 01/15/27................     1,578,900
                                               ------------
                                                  6,632,524
                                               ------------
              US TREASURY NOTES -- 18.8%
  2,880,000   3.38%, 02/15/08(8).............     2,842,540
  3,340,000   3.75%, 05/15/08(8).............     3,301,253
  6,350,000   4.88%, 01/31/09(8).............     6,377,038
    810,000   4.50%, 02/15/09(8).............       808,102
    220,000   4.50%, 02/28/11................       219,768
  8,220,000   4.63%, 10/31/11................     8,249,542
 11,500,000   4.63%, 12/31/11(8).............    11,541,779
    110,000   4.75%, 01/31/12................       110,993
    240,000   4.50%, 11/15/15(8).............       237,628
    100,000   5.13%, 05/15/16................       103,426
    950,000   4.63%, 11/15/16(8).............       947,514
     70,000   4.63%, 02/15/17(8).............        69,880
                                               ------------
                                                 34,809,463
                                               ------------
              US TREASURY STRIPS -- 0.7%
  2,995,000   Zero coupon, 11/15/24..........     1,250,278
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $44,243,233)...........    44,459,479
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 45.4%
              FANNIE MAE -- 31.0%
     60,000   5.40%, 04/13/09................        60,001
    150,000   6.63%, 09/15/09................       156,161
    820,000   5.55%, 02/16/17................       823,655
    458,506   PL# 735809, Variable Rate,
                4.48%, 08/01/35(1)...........       456,899
     33,126   PL# 759626,
                6.00%, 02/01/34..............        33,529

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    43,149   PL# 795774,
                6.00%, 10/01/34..............  $     43,597
    188,348   PL# 796050,
                6.00%, 08/01/34..............       190,305
  1,382,915   PL# 796278,
                6.00%, 12/01/34(4)...........     1,397,286
     53,019   PL# 801516, Variable Rate,
                4.72%, 08/01/34(1)(4)........        52,830
    531,073   PL# 809169,
                6.00%, 01/01/35(4)...........       536,592
    114,003   PL# 810896, Variable Rate,
                4.84%, 01/01/35(1)(4)........       113,755
     23,939   PL# 820426,
                6.00%, 03/01/35(4)...........        24,141
    487,317   PL# 893681,
                6.00%, 10/01/36(4)...........       491,092
    882,970   PL# 893923,
                6.00%, 10/01/36(4)...........       889,809
  1,169,641   PL# 894005,
                6.00%, 10/01/36(4)...........     1,178,700
  4,800,000   TBA,
                5.00%, 04/01/22(5)...........     4,734,000
  4,100,000   TBA,
                5.50%, 04/01/22..............     4,110,250
    100,000   TBA,
                6.00%, 04/01/22..............       101,656
 17,790,000   TBA,
                5.00%, 04/01/37(5)...........    17,189,587
 14,200,000   TBA,
                5.50%, 04/01/37..............    14,053,569
  1,100,000   TBA,
                6.00%, 04/01/37..............     1,108,250
  4,340,000   TBA,
                6.50%, 04/01/37..............     4,428,154
  5,200,000   TBA,
                5.00%, 05/01/37..............     5,024,500
                                               ------------
                                                 57,198,318
                                               ------------
              FEDERAL AGRICULTURAL MORTGAGE CORP. -- 0.0%
     80,000   4.25%, 07/29/08................        79,270
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.7%
    100,000   5.10%, 09/19/08................       100,288
    260,000   5.40%, 01/02/09................       260,035
     60,000   4.75%, 12/16/16................        58,882
    680,000   5.50%, 07/15/36................       705,436
    140,000   Series VB15,
                5.00%, 12/21/15..............       140,145
                                               ------------
                                                  1,264,786
                                               ------------

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC -- 0.7%
$   430,000   4.38%, 11/16/07................  $    427,881
    720,000   4.75%, 01/18/11................       718,634
    125,160   PL# 1B2694, Variable Rate,
                4.34%, 12/01/34(1)...........       123,734
                                               ------------
                                                  1,270,249
                                               ------------
              FREDDIE MAC GOLD -- 0.8%
    300,000   TBA,
                5.00%, 04/01/22..............       295,875
  1,300,000   TBA,
                5.00%, 04/01/37..............     1,256,531
                                               ------------
                                                  1,552,406
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 11.9%
    686,250   PL# 605617,
                5.00%, 07/15/34(4)...........       668,690
  1,507,176   PL# 612902,
                5.00%, 07/15/33(4)...........     1,469,445
    636,805   PL# 636084,
                5.00%, 01/15/35..............       620,176
  1,848,375   PL# 644631,
                5.00%, 09/15/35..............     1,800,109
 14,950,000   TBA,
                6.00%, 04/01/37..............    15,146,218
  2,120,000   TBA,
                6.50%, 04/01/37..............     2,174,989
                                               ------------
                                                 21,879,627
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 0.3%
    440,000   5.98%, 04/01/36................       480,874
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $83,947,766)...........    83,725,530
                                               ------------
              CORPORATE BONDS AND NOTES -- 46.0%
              ADVERTISING -- 0.0%
     90,000   Lamar Media Corp., Series B,
                6.63%, 08/15/15..............        88,200
                                               ------------
              AEROSPACE AND DEFENSE -- 0.0%
     45,000   DRS Technologies, Inc.,
                6.63%, 02/01/16..............        45,675
                                               ------------
              AIRLINES -- 0.2%
    300,000   Continental Airlines, Inc.,
                Series A,
                5.98%, 04/19/22..............       300,000
                                               ------------
              AUTOMOBILE: RENTAL -- 0.0%
     15,000   Hertz Corp.,
                8.88%, 01/01/14..............        16,238
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 1.2%
$    60,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............  $     59,116
    350,000   Daimler Chrysler NA Holding,
                5.88%, 03/15/11..............       357,019
  1,100,000   Ford Motor Company,
                7.45%, 07/16/31(8)...........       856,625
    840,000   General Motors Corp.,
                8.25%, 07/15/23(8)...........       760,200
    150,000   General Motors Corp.,
                8.38%, 07/15/33(8)...........       135,375
     60,000   Visteon Corp.,
                8.25%, 08/01/10..............        61,500
                                               ------------
                                                  2,229,835
                                               ------------
              BANKS -- 2.8%
    690,000   Bank of America Corp.,
                5.38%, 08/15/11..............       698,552
    230,000   European Investment Bank,
                4.63%, 03/21/12..............       227,942
    160,000   Glitnir Banki HF -- 144A
                (Iceland),
                6.33%, 07/28/11..............       166,182
    130,000   Glitnir Banki HF -- 144A
                (Iceland), Variable Rate,
                6.69%, 06/15/16(1)...........       136,403
    100,000   HBOS Treasury Services
                PLC -- 144A,
                5.25%, 02/21/17..............       100,953
    270,000   ICICI Bank, Ltd. -- 144A
                (India), Variable Rate,
                6.38%, 04/30/22(1)...........       268,106
    200,000   Kaupthing Bank -- 144A
                (Iceland),
                7.13%, 05/19/16..............       216,711
    280,000   Kaupthing Bank -- 144A
                (Iceland), Floating Rate,
                6.05%, 04/12/11(2)...........       282,636
    280,000   Landisbanki Islands HF -- 144A
                (Iceland),
                6.10%, 08/25/11..............       287,620
     10,000   Rabobank Capital Funding Trust
                II -- 144A, Variable Rate,
                5.26%, perpetual(1)..........         9,743
     20,000   Rabobank Capital Funding Trust
                III -- 144A,
                Variable Rate,
                5.25%, perpetual(1)..........        19,314
    230,000   Resona Preferred Global
                Securities -- 144A (Cayman
                Islands), Variable Rate,
                7.19%, perpetual(1)..........       243,319
    220,000   Santander Issuances -- 144A
                (Spain), Variable Rate,
                5.81%, 06/20/16(1)...........       223,593

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$   300,000   Shinsei Financial, Ltd. -- 144A
                (Cayman Islands),
                Variable Rate,
                6.42%, perpetual(1)..........  $    303,547
    150,000   Suntrust Capital VIII,
                Variable Rate,
                6.10%, 12/01/66(1)...........       141,042
    520,000   Turanalem Finance BV -- 144A
                (the Netherlands),
                8.25%, 01/22/37..............       523,899
     90,000   Wachovia Capital Trust III,
                Variable Rate,
                5.80%, perpetual(1)..........        91,153
    620,000   Wachovia Corp.,
                5.25%, 08/01/14..............       613,691
    445,000   Wells Fargo & Company,
                5.30%, 08/26/11..............       448,905
    100,000   Wells Fargo Capital X,
                5.95%, 12/15/36..............        96,669
                                               ------------
                                                  5,099,980
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.3%
     10,000   Clear Channel Communications,
                Inc.,
                4.63%, 01/15/08..............         9,934
     20,000   Clear Channel Communications,
                Inc.,
                6.25%, 03/15/11..............        19,921
     90,000   Clear Channel Communications,
                Inc.,
                5.50%, 09/15/14..............        79,795
     50,000   Clear Channel Communications,
                Inc.,
                4.90%, 05/15/15..............        42,106
    280,000   Comcast Cable Communications,
                8.88%, 05/01/17..............       342,932
    630,000   Comcast Corp.,
                6.50%, 01/15/15..............       665,500
    210,000   Comcast Corp.,
                5.88%, 02/15/18..............       210,987
     80,000   Cox Communications, Inc.,
                3.88%, 10/01/08..............        78,483
     85,000   Echostar DBS Corp.,
                7.00%, 10/01/13..............        87,975
     40,000   Echostar DBS Corp.,
                7.13%, 02/01/16..............        41,500
    100,000   Liberty Media Corp.,
                7.88%, 07/15/09..............       105,410
     20,000   News America, Inc.,
                6.20%, 12/15/34..............        19,462
     40,000   Quebecor Media, Inc., (Canada),
                7.75%, 03/15/16..............        41,300
     60,000   Rogers Cable, Inc. (Canada),
                6.75%, 03/15/15..............        62,400
     20,000   Sinclair Broadcast Group,
                8.00%, 03/15/12..............        20,800

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$    50,000   Time Warner Entertainment,
                8.38%, 07/15/33..............  $     60,955
    210,000   Time Warner, Inc.,
                6.88%, 05/01/12(5)(8)........       224,019
    250,000   Time Warner, Inc.,
                7.70%, 05/01/32(5)...........       284,275
                                               ------------
                                                  2,397,754
                                               ------------
              CHEMICALS -- 0.1%
     60,000   Georgia Gulf Corp. -- 144A,
                9.50%, 10/15/14..............        57,900
     30,000   Lyondell Chemical Company,
                8.00%, 09/15/14..............        31,575
     15,000   Lyondell Chemical Company,
                8.25%, 09/15/16..............        16,125
     44,000   Westlake Chemical Corp.,
                6.63%, 01/15/16..............        43,120
                                               ------------
                                                    148,720
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 0.0%
     10,000   Electronic Data Systems,
                7.13%, 10/15/09..............        10,434
     40,000   Sungard Data Systems, Inc.,
                10.25%, 08/15/15(8)..........        43,850
                                               ------------
                                                     54,284
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.2%
    380,000   Altria Group, Inc.,
                7.00%, 11/04/13..............       413,220
                                               ------------
              CONTAINERS AND PACKAGING -- 0.0%
     40,000   Graham Packaging Company,
                9.88%, 10/15/14(8)...........        41,000
                                               ------------
              ELECTRONICS -- 0.1%
    105,000   NXP BV/NXP Funding LLC -- 144A
                (the Netherlands),
                9.50%, 10/15/15..............       108,938
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.2%
    320,000   Waste Management, Inc.,
                6.38%, 11/15/12..............       336,256
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.1%
    210,000   International Lease Finance
                Corp. E-Capital Trust
                II -- 144A, Variable Rate,
                6.25%, 12/21/65(1)...........       215,288
                                               ------------
              FINANCIAL SERVICES -- 4.4%
    100,000   AGFC Capital Trust I -- 144A,
                Variable Rate,
                6.00%, 01/15/67(1)(5)........       100,319
     90,000   Aiful Corp. -- 144A (Japan),
                5.00%, 08/10/10(5)...........        88,731

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   850,000   Citigroup, Inc.,
                5.10%, 09/29/11..............  $    850,490
     80,000   Countrywide Financial Corp.,
                Series MTN, Floating Rate,
                5.50%, 01/05/09(2)...........        79,899
    340,000   Countrywide Financial Corp.,
                Series MTNA,
                4.50%, 06/15/10..............       331,716
    100,000   Countrywide Financial Corp.,
                Series MTNB, Floating Rate,
                5.46%, 06/18/08(2)...........        99,926
    120,000   Countrywide Home Loans, Series
                MTNB, Floating Rate,
                5.52%, 02/27/08(2)...........       119,950
     50,000   Credit Suisse USA, Inc.,
                5.50%, 08/16/11..............        50,796
  1,465,000   Ford Motor Credit Company,
                5.80%, 01/12/09..............     1,437,682
    120,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............       119,848
     90,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............        89,388
    280,000   General Electric Capital Corp.,
                Series MTNA,
                4.13%, 09/01/09..............       274,877
    120,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07..............       119,940
    800,000   General Motors Acceptance
                Corp.,
                5.85%, 01/14/09..............       790,033
     30,000   General Motors Acceptance
                Corp., Series GM,
                6.31%, 11/30/07..............        29,871
     60,000   General Motors Acceptance
                Corp., Series MTN,
                4.38%, 12/10/07..............        59,253
     40,000   GMAC LLC,
                5.13%, 05/09/08..............        39,543
    250,000   HSBC Finance Corp.,
                4.63%, 01/15/08..............       248,792
    670,000   HSBC Finance Corp.,
                4.63%, 09/15/10..............       658,300
    650,000   JPMorgan Chase & Company,
                5.13%, 09/15/14..............       640,801
    260,000   JPMorgan Chase & Company,
                5.15%, 10/01/15..............       254,666
     80,000   Lehman Brothers Holdings, Inc.,
                4.50%, 07/26/10..............        78,443
    130,000   Lehman Brothers Holdings, Inc.,
                Series MTN,
                5.25%, 02/06/12..............       130,018
    100,000   Mitsubishi UFJ Financial Group
                Capital Financial I, Ltd.
                (Cayman Islands),
                Variable Rate,
                6.35%, perpetual(1)..........       102,325

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$    30,000   Morgan Stanley,
                3.63%, 04/01/08..............  $     29,529
    320,000   Morgan Stanley, Series MTN,
                5.63%, 01/09/12..............       324,540
     90,000   Morgan Stanley, Series MTN,
                Floating Rate,
                5.81%, 10/18/16(2)...........        90,343
    190,000   Residential Capital LLC,
                6.00%, 02/22/11..............       187,579
    270,000   The Bear Stearns Companies,
                Inc.,
                5.55%, 01/22/17..............       265,314
    190,000   The Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............       186,923
    170,000   The Goldman Sachs Group, Inc.,
                5.00%, 01/15/11..............       168,943
                                               ------------
                                                  8,048,778
                                               ------------
              FUNERAL SERVICES -- 0.1%
     50,000   Service Corp. International,
                7.63%, 10/01/18..............        53,125
     55,000   Service Corp.
                International -- 144A,
                7.50%, 04/01/27..............        55,275
                                               ------------
                                                    108,400
                                               ------------
              INSURANCE -- 0.3%
     20,000   ASIF Global Financing
                XIX -- 144A,
                4.90%, 01/17/13..............        19,721
    330,000   MetLife, Inc., Variable Rate,
                6.40%, 12/15/36(1)...........       323,263
    230,000   The Travelers Companies, Inc.,
                Variable Rate,
                6.25%, 03/15/67(1)...........       227,562
                                               ------------
                                                    570,546
                                               ------------
              LEISURE AND RECREATION -- 0.3%
     35,000   AMC Entertainment, Inc.,
                11.00%, 02/01/16.............        40,031
     15,000   Boyd Gaming Corp.,
                6.75%, 04/15/14..............        15,038
     40,000   Boyd Gaming Corp.,
                7.13%, 02/01/16..............        39,400
     60,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............        65,550
     60,000   Mandalay Resort Group,
                9.50%, 08/01/08..............        62,925
    130,000   MGM MIRAGE,
                7.63%, 01/15/17..............       132,274

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$    30,000   River Rock Entertainment
                Authority,
                9.75%, 11/01/11..............  $     32,100
     90,000   Station Casinos, Inc.,
                7.75%, 08/15/16..............        92,813
                                               ------------
                                                    480,131
                                               ------------
              MANUFACTURING -- 0.3%
    120,000   Tyco International Group SA
                (Luxembourg),
                6.38%, 10/15/11..............       126,937
    440,000   Tyco International Group SA
                (Luxembourg),
                6.00%, 11/15/13..............       463,155
                                               ------------
                                                    590,092
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.3%
    230,000   DaVita, Inc. -- 144A,
                6.63%, 03/15/13..............       231,149
      6,000   HCA, Inc.,
                6.30%, 10/01/12..............         5,625
     50,000   HCA, Inc.,
                6.25%, 02/15/13..............        45,563
    110,000   HCA, Inc.,
                6.75%, 07/15/13..............       101,750
      3,000   HCA, Inc.,
                6.50%, 02/15/16..............         2,569
     10,000   HCA, Inc. -- 144A,
                9.13%, 11/15/14..............        10,713
    100,000   HCA, Inc. -- 144A,
                9.25%, 11/15/16..............       108,124
     27,000   HCA, Inc. -- 144A,
                9.63%, 11/15/16..............        29,228
     95,000   Tenet Healthcare Corp.,
                9.88%, 07/01/14..............        96,425
                                               ------------
                                                    631,146
                                               ------------
              METALS AND MINING -- 0.4%
    320,000   Freeport-McMoRan Copper & Gold,
                Inc.,
                8.38%, 04/01/17..............       346,800
     75,000   Steel Dynamics, Inc. -- 144A,
                6.75%, 04/01/15..............        75,469
    349,000   Vale Overseas, Ltd. (Cayman
                Islands),
                6.88%, 11/21/36..............       362,153
                                               ------------
                                                    784,422
                                               ------------
              OFFICE EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.0%
     30,000   Xerox Corp.,
                6.75%, 02/01/17..............        31,543
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS -- 2.9%
$    15,000   AmeriGas Partners LP/AmeriGas
                Eagle Finance Corp.,
                7.13%, 05/20/16..............  $     15,113
    240,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       265,699
     20,000   Anadarko Petroleum Corp.,
                5.95%, 09/15/16..............        20,078
    610,000   Anadarko Petroleum Corp.,
                6.45%, 09/15/36..............       605,595
     55,000   Chesapeake Energy Corp.,
                6.38%, 06/15/15..............        55,000
    150,000   ChevronTexaco Capital Company
                (Canada),
                3.50%, 09/17/07..............       148,903
    195,000   Complete Production
                Service -- 144A,
                8.00%, 12/15/16..............       200,850
    560,000   Conoco, Inc.,
                6.95%, 04/15/29..............       636,853
     19,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31..............        21,090
     92,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32(8)...........       102,120
    110,000   El Paso Natural Gas,
                8.38%, 06/15/32..............       136,075
     30,000   Hess Corp.,
                7.88%, 10/01/29..............        34,703
    380,000   Hess Corp.,
                7.30%, 08/15/31..............       420,119
    200,000   Kerr-McGee Corp.,
                6.95%, 07/01/24..............       211,252
    330,000   Kerr-McGee Corp.,
                7.88%, 09/15/31..............       384,948
     30,000   Kinder Morgan Energy Partners,
                LP,
                6.30%, 02/01/09..............        30,542
    120,000   Kinder Morgan Energy Partners,
                LP,
                6.75%, 03/15/11..............       126,189
    110,000   Kinder Morgan Energy Partners,
                LP,
                6.00%, 02/01/17..............       111,414
     70,000   Opti Canada, Inc. -- 144A
                (Canada),
                8.25%, 12/15/14..............        73,150
     45,000   Peabody Energy Corp., Series B,
                6.88%, 03/15/13..............        46,013
    120,000   Pemex Project Funding Master
                Trust,
                7.38%, 12/15/14..............       132,840
     40,000   Pemex Project Funding Master
                Trust,
                6.63%, 06/15/35..............        41,250

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   180,000   Petrobas International Finance
                Company (Cayman Islands),
                6.13%, 10/06/16..............  $    184,500
     70,000   Pogo Producing Company,
                6.88%, 10/01/17..............        68,600
     25,000   Semgroup LP -- 144A,
                8.75%, 11/15/15..............        25,500
      5,000   Southern Natural Gas,
                8.00%, 03/01/32..............         5,964
     60,000   Southern Natural Gas -- 144A,
                5.90%, 04/01/17..............        60,300
     65,000   Suburban Propane Partners,
                6.88%, 12/15/13..............        64,350
     20,000   Tennessee Gas Pipeline,
                7.63%, 04/01/37..............        23,079
    270,000   TNK-BP Finance SA -- 144A
                (Luxembourg),
                7.50%, 07/18/16..............       285,525
    100,000   TNK-BP Finance SA -- 144A
                (Luxembourg),
                6.63%, 03/20/17..............        99,500
     20,000   Vintage Petroleum,
                8.25%, 05/01/12..............        20,848
     50,000   Western Oil Sands, Inc.
                (Canada),
                8.38%, 05/01/12..............        56,125
     80,000   Williams Companies, Inc.,
                8.75%, 03/15/32..............        92,600
    260,000   Williams Companies, Inc.,
                Series A,
                7.50%, 01/15/31..............       276,900
    270,000   XTO Energy, Inc.,
                7.50%, 04/15/12..............       295,861
                                               ------------
                                                  5,379,448
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.2%
    340,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       357,519
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.1%
    280,000   Wyeth,
                5.95%, 04/01/37..............       276,712
                                               ------------
              PRINTING AND PUBLISHING -- 0.0%
     50,000   Idearc, Inc. -- 144A,
                8.00%, 11/15/16..............        51,688
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 1.0%
    260,683   Washington Mutual Mortgage
                Pass-Through Certificates,
                Series 2005-AR8, Class 2A1A,
                Floating Rate,
                5.61%, 07/25/45(3)...........       261,216
    800,000   Washington Mutual Mortgage
                Pass-Through Certificates,
                Series 2007-HY4, Class 4A1,
                5.53%, 09/25/36..............       802,335

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: BANKS (CONTINUED)
$   333,844   Washington Mutual Pass-Through
                Certificates, Series
                2005-AR13, Class A1A1,
                Floating Rate,
                5.61%, 10/25/45(3)...........  $    334,530
    384,094   Washington Mutual Pass-Through
                Certificates, Series
                2005-AR15, Class A1A2,
                Floating Rate,
                5.60%, 11/25/45(3)...........       385,617
                                               ------------
                                                  1,783,698
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 1.1%
    315,717   Lehman XS Trust, Series
                2005-5N, Class 1A1, Floating
                Rate,
                5.62%, 11/25/35(3)...........       316,723
    230,890   Lehman XS Trust, Series
                2005-7N, Class 1A1B, Floating
                Rate,
                5.62%, 12/25/35(3)...........       231,804
    680,057   Lehman XS Trust, Series
                2006-GP4, Class 3A1A,
                Floating Rate,
                5.39%, 08/25/46(3)...........       679,915
    140,000   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A4A,
                4.99%, 08/13/42..............       136,954
    630,000   Morgan Stanley Capital I,
                Series 2006-IQ12, Class A4,
                5.33%, 12/15/43..............       627,351
                                               ------------
                                                  1,992,747
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 25.2%
  1,179,141   AAMES Mortgage Investment
                Trust -- 144A, Series 2005-3,
                Class A1, Floating Rate,
                5.47%, 08/25/35(3)...........     1,178,957
    342,535   Accredited Mortgage Loan Trust,
                Series 2005-3, Class A1,
                Floating Rate,
                5.56%, 09/25/35(3)...........       342,687
    144,149   Adjustable Rate Mortgage Trust,
                Series 2004-2, Class 7A2,
                Floating Rate,
                5.74%, 02/25/35(3)...........       145,031
    110,574   Adjustable Rate Mortgage Trust,
                Series 2004-5, Class 7A2,
                Floating Rate,
                5.70%, 04/25/35(3)...........       110,748
    391,420   American Home Mortgage
                Investment Trust, Series
                2005-4, Class 1A1, Floating
                Rate,
                5.61%, 11/25/45(3)...........       393,074
    400,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-3, Class A4,
                4.67%, 07/10/43..............       383,313

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   644,477   Banc of America Mortgage
                Securities, Series 2005-A,
                Class 2A1,
                4.46%, 02/25/35..............  $    634,380
    628,644   Bear Stearns Alt-A Trust,
                Series 2004-11, Class 2A2,
                Floating Rate,
                4.94%, 11/25/34(3)...........       644,250
  1,195,600   Bear Stearns Mortgage Funding
                Trust, Series 2006-AR5, Class
                1A1, Floating Rate,
                5.48%, 12/25/36(3)...........     1,196,625
  1,793,468   Bear Stearns Mortgage Funding
                Trust, Series 2006-AR5, Class
                1A2, Floating Rate,
                5.53%, 12/25/36(3)...........     1,798,055
     40,914   Chevy Chase Mortgage Funding
                Corp. -- 144A, Series
                2003-2A, Class A1, Floating
                Rate,
                5.70%, 05/25/34(3)...........        40,934
    401,157   Countrywide Alternative Loan
                Trust, Series 2005-36, Class
                3A1, Floating Rate,
                4.95%, 08/25/35(3)...........       399,586
  1,000,490   Countrywide Alternative Loan
                Trust, Series 2005-38, Class
                A3, Floating Rate,
                5.67%, 09/25/35(3)...........     1,005,108
    234,879   Countrywide Alternative Loan
                Trust, Series 2005-44, Class
                1A1, Floating Rate,
                5.65%, 10/25/35(3)...........       235,529
    429,180   Countrywide Alternative Loan
                Trust, Series 2005-59, Class
                1A1, Floating Rate,
                5.65%, 11/20/35(3)...........       430,966
  1,057,295   Countrywide Alternative Loan
                Trust, Series 2005-72, Class
                A1, Floating Rate,
                5.59%, 01/25/36(3)...........     1,059,277
  2,170,744   Countrywide Alternative Loan
                Trust, Series 2005-J12, Class
                2A1, Floating Rate,
                5.59%, 08/25/35(3)...........     2,177,351
  1,271,567   Countrywide Alternative Loan
                Trust, Series 2006-OA2, Class
                A5, Floating Rate,
                5.55%, 05/20/46(3)...........     1,274,076
    594,518   Countrywide Alternative Loan
                Trust, Series 2006-OA6, Class
                1A1A, Floating Rate,
                5.53%, 07/25/46(3)...........       594,055
    155,035   Countrywide Asset-Backed
                Certificates, Series 2005-11,
                Class AF1, Floating Rate,
                5.50%, 02/25/36(3)...........       155,165

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   130,000   Countrywide Asset-Backed
                Certificates, Series 2005-4,
                Class AF3,
                4.46%, 10/25/35..............  $    128,875
    744,088   Countrywide Home Equity Loan
                Trust -- 144A, Series
                2006-RES, Class 4Q1B,
                Floating Rate,
                5.62%, 12/15/33(3)...........       745,130
    250,465   Countrywide Home Equity Loan
                Trust, Series 2005-G, Class
                2A, Floating Rate,
                5.55%, 12/15/35(3)...........       250,308
    417,538   Countrywide Home Loans -- 144A,
                Series 2005-R3, Class AF,
                Floating Rate,
                5.72%, 09/25/35(3)...........       420,243
    275,020   Countrywide Home Loans, Series
                2004-23, Class A,
                Floating Rate,
                7.44%, 11/25/34(3)...........       281,736
    715,347   Countrywide Home Loans, Series
                2005-3, Class 1A2, Floating
                Rate,
                5.61%, 04/25/35(3)...........       717,002
    529,433   Credit Suisse Mortgage Capital
                Certificates -- 144A, Series
                2006-CF2, Class A1, Floating
                Rate,
                5.58%, 05/25/36(3)...........       529,449
     86,231   First Franklin Mortgage Loan
                Asset Backed Certificates,
                Series 2004-FF10, Class A2,
                Floating Rate,
                5.72%, 12/25/32(3)...........        86,389
    210,000   GE Capital Commercial Mortgage
                Corp., Series 2005-C4, Class
                A4, Floating Rate,
                5.51%, 11/10/45(3)...........       210,962
    318,320   GMAC Mortgage Corp. Loan Trust,
                Series 2003-AR2, Class 1A1,
                Floating Rate,
                5.50%, 12/19/33(3)...........       323,965
    341,873   GMAC Mortgage Corp. Loan Trust,
                Series 2005-AR1, Class 3A,
                Floating Rate,
                4.66%, 03/18/35(3)...........       338,619
    712,944   Greenpoint Mortgage Funding
                Trust, Series 2006-AR4, Class
                A1A, Floating Rate,
                5.42%, 09/25/46(3)...........       713,011
  1,683,244   Greenpoint Mortgage Funding
                Trust, Series 2007-AR1, Class
                1A1A, Floating Rate,
                5.40%, 02/25/47(3)...........     1,683,194
    200,000   GS Mortgage Securities Corp.
                II, Series 2005-GG4, Class
                AABA,
                4.68%, 07/10/39..............       195,303

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   127,842   Impac CMB Trust, Series
                2003-10, Class 1A1, Floating
                Rate,
                6.02%, 10/25/33(3)...........  $    127,954
    926,686   Impac CMB Trust, Series 2004-2,
                Class A1, Floating Rate,
                5.84%, 04/25/34(3)...........       927,261
    212,242   Impac CMB Trust, Series 2004-6,
                Class 1A1, Floating Rate,
                5.72%, 10/25/34(3)...........       212,575
    119,373   IndyMac Index Mortgage Loan
                Trust, Series 2005-AR15,
                Class A2,
                5.10%, 09/25/35..............       116,352
    180,623   IXIS Real Estate Capital Trust,
                Series 2006-HE1, Class A1,
                Floating Rate,
                5.41%, 03/25/36(3)...........       180,744
    630,000   JPMorgan Chase Commercial
                Mortgage Securities, Series
                2007-LDPX, Class A3,
                5.42%, 01/15/49..............       631,544
    343,411   JPMorgan Mortgage Trust, Series
                2004-A3, Class 1A1, Floating
                Rate,
                4.30%, 07/25/34(3)...........       339,012
    100,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class
                A5,
                4.74%, 07/15/30..............        96,305
    100,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class
                AAB,
                4.66%, 07/15/30..............        97,623
    200,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C5, Class
                A4,
                4.95%, 09/15/40..............       195,190
  1,711,065   Lehman XS Trust, Series
                2005-5N, Class 3A1A, Floating
                Rate,
                5.62%, 11/25/35(3)...........     1,713,141
  1,519,226   Lehman XS Trust, Series
                2007-2N, Class 3A1, Floating
                Rate,
                5.41%, 02/25/37(3)...........     1,519,784
  1,727,166   Master Adjustable Rate
                Mortgages Trust, Series
                2006-OA2, Class 1A1, Floating
                Rate,
                5.73%, 12/25/46(3)...........     1,731,173
    500,000   Merrill Lynch/Countrywide
                Commercial Mortgage, Series
                2007-6, Class A4,
                5.49%, 03/12/51..............       502,743
    500,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A4, Class 2A2,
                4.46%, 07/25/35..............       489,643
    400,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A5, Class A3,
                4.44%, 06/25/35..............       391,965

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   220,000   Merrill Lynch Mortgage Trust,
                Series 2006-C1, Class A4,
                Floating Rate,
                5.84%, 05/12/39(3)...........  $    226,051
    253,735   MLCC Mortgage Investors, Inc.,
                Series 2003-F, Class A1,
                Floating Rate,
                5.64%, 10/25/28(3)...........       253,751
    704,069   Morgan Stanley Mortgage Loan
                Trust, Series 2004-8AR, Class
                4A2, Floating Rate,
                5.36%, 10/25/34(3)...........       707,998
    562,583   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 1A1,
                5.50%, 05/25/35..............       560,438
    275,852   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 1A2,
                6.00%, 05/25/35..............       278,595
  1,250,425   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 2A1,
                5.50%, 05/25/35..............     1,246,061
  1,058,043   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 2A2,
                6.00%, 05/25/35..............     1,057,521
  1,198,012   Residential Accredited Loans,
                Inc., Series 2006-Q010, Class
                A1, Floating Rate,
                5.48%, 01/25/37(3)...........     1,197,560
  1,389,046   Residential Accredited Loans,
                Inc., Series 2007-Q01, Class
                A1, Floating Rate,
                5.47%, 02/25/37(3)...........     1,389,310
    303,400   Residential Asset Mortgage
                Products, Inc., Series
                2004-RS9, Class AII2,
                Floating Rate,
                5.66%, 05/25/34(3)...........       303,792
  1,204,371   Structured Adjustable Rate
                Mortgage Loan Trust, Series
                2005-19XS, Class 1A1,
                Floating Rate,
                5.64%, 10/25/35(3)...........     1,209,587
    338,853   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-15, Class 1A1,
                5.06%, 07/25/35..............       336,785
  1,046,680   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-16XS, Class A1, Floating
                Rate,
                5.66%, 08/25/35(3)...........     1,049,744
    205,597   Structured Asset Mortgage
                Investments, Inc., Series
                2003-AR4, Class A1, Floating
                Rate,
                5.67%, 01/19/34(3)...........       206,240

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   618,532   Structured Asset Mortgage
                Investments, Inc., Series
                2006-AR6, Class 1A3, Floating
                Rate,
                5.51%, 07/25/36(3)...........  $    619,921
  1,600,000   Thornburg Mortgage Securities
                Trust, Series 2004-2, Class
                A4, Floating Rate,
                5.66%, 06/25/44(3)...........     1,602,538
    735,887   Thornburg Mortgage Securities
                Trust, Series 2005-4, Class
                A4, Floating Rate,
                5.52%, 12/25/35(3)...........       735,657
    925,843   Thornburg Mortgage Securities
                Trust, Series 2006-1, Class
                A3, Floating Rate,
                5.49%, 01/25/36(3)...........       925,293
  2,248,859   Zuni Mortgage Loan Trust,
                Series 2006-0A1, Class A1,
                Floating Rate,
                5.45%, 08/25/36(3)...........     2,247,985
                                               ------------
                                                 46,251,189
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 0.4%
    700,000   SLM Student Loan Trust, Series
                2006-5, Class A2,
                Floating Rate,
                5.35%, 07/25/17(2)...........       700,514
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.0%
     35,000   Forest City Enterprises, Inc.,
                7.63%, 06/01/15..............        35,788
     30,000   Forest City Enterprises, Inc.,
                6.50%, 02/01/17..............        29,325
                                               ------------
                                                     65,113
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
     40,000   Host Marriott LP, Series Q,
                6.75%, 06/01/16..............        40,500
     10,000   Ventas Realty LP/Ventas Capital
                Corp.,
                9.00%, 05/01/12..............        11,300
     30,000   Ventas Realty LP/Ventas Capital
                Corp.,
                6.50%, 06/01/16..............        30,863
                                               ------------
                                                     82,663
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.1%
    100,000   Cie Generale de Geophysique
                (France),
                7.50%, 05/15/15..............       103,500
    105,000   Cie Generale de Geophysique
                (France),
                7.75%, 05/15/17..............       109,988
                                               ------------
                                                    213,488
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SEMICONDUCTORS -- 0.0%
$    15,000   NXP BV/NXP Funding LLC -- 144A
                (the Netherlands,
                7.88%, 10/15/14..............  $     15,563
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.3%
     90,000   AT&T, Inc.,
                5.10%, 09/15/14..............        88,063
     10,000   Bellsouth Corp.,
                4.75%, 11/15/12..............         9,757
     55,000   Cincinnati Bell, Inc.,
                7.00%, 02/15/15..............        54,863
     95,000   Citizens Communications
                Company -- 144A,
                7.13%, 03/15/19..............        94,525
    185,000   Deutsche Telecom International
                Finance BV (the Netherlands),
                5.75%, 03/23/16..............       185,317
     30,000   Embarq Corp.,
                8.00%, 06/01/36..............        31,067
     40,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda),
                9.25%, 06/15/16..............        44,500
     50,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda), Floating Rate,
                8.87%, 01/15/15(11)..........        51,250
     50,000   Intelsat Corp. -- 144A,
                9.00%, 06/15/16..............        55,313
    100,000   Koninklijke KPN NV (the
                Netherlands),
                8.00%, 10/01/10..............       108,557
    115,000   Koninklijke KPN NV (the
                Netherlands),
                8.38%, 10/01/30..............       130,546
    170,000   Level 3 Financing,
                Inc. -- 144A,
                8.75%, 02/15/17..............       172,125
    300,000   Nextel Communications, Inc.,
                Series E,
                6.88%, 10/31/13..............       307,636
    190,000   Qwest Communications
                International, Inc., Floating
                Rate,
                8.86%, 02/15/09(2)...........       192,850
    150,000   Sprint Capital Corp.,
                8.38%, 03/15/12..............       167,530
    210,000   Sprint Capital Corp.,
                8.75%, 03/15/32..............       248,389
     10,000   Sprint Nextel Corp.,
                6.00%, 12/01/16..............         9,859
    190,000   Telecom Italia Capital
                (Luxembourg),
                5.25%, 10/01/15..............       180,564
    160,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12..............       176,023
    165,000   Windstream Corp.,
                8.63%, 08/01/16..............       181,294
                                               ------------
                                                  2,490,028
                                               ------------

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)


              TRANSPORTATION -- 0.2%
$    40,000   Gulfmark Offshore, Inc.,
                7.75%, 07/15/14..............  $     40,800
     70,000   Horizon Lines LLC,
                9.00%, 11/01/12..............        73,850
     90,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............        91,800
    130,000   Teekay Shipping Corp. (Marshall
                Islands),
                8.88%, 07/15/11..............       140,725
     50,000   Union Pacific Corp.,
                5.38%, 05/01/14..............        49,724
                                               ------------
                                                    396,899
                                               ------------
              UTILITIES -- 1.2%
     67,000   AES Corp.,
                7.75%, 03/01/14..............        70,685
     30,000   Dominion Resources, Inc.,
                4.75%, 12/15/10..............        29,600
    100,000   Dominion Resources, Inc.,
                5.70%, 09/17/12(8)...........       102,278
    420,000   Exelon Corp.,
                5.63%, 06/15/35..............       385,570
     70,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11(4)...........        73,444
    520,000   FirstEnergy Corp., Series C,
                7.38%, 11/15/31(4)...........       592,541
     30,000   NRG Energy, Inc.,
                7.25%, 02/01/14..............        30,825
     30,000   NRG Energy, Inc.,
                7.38%, 02/01/16..............        30,900
    210,000   Pacific Gas & Electric Company,
                6.05%, 03/01/34..............       211,211
    100,000   Pacific Gas & Electric Company,
                5.80%, 03/01/37..............        96,744
    180,000   TXU Corp., Series P,
                5.55%, 11/15/14..............       160,322
     40,000   TXU Corp., Series Q,
                6.50%, 11/15/24..............        33,913
    455,000   TXU Corp., Series R,
                6.55%, 11/15/34..............       383,291
                                               ------------
                                                  2,201,324
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $84,757,243)...........    84,999,039
                                               ------------
              CONVERTIBLE BONDS -- 0.0%
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS
     50,000   Ford Motor Company,
                4.25%, 12/15/36
                (Cost $50,000)...............        55,375
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              MUNICIPAL BONDS -- 0.4%
              VIRGINIA
$   690,912   Virginia State Housing
                Development Authority, Series
                C, Revenue Bond,
                6.00%, 06/25/34
                (Cost $679,597)..............  $    690,919
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.6%
    320,000   Bundesrepublic Deutschland,
                Series 04, (Germany),
                3.75%, 01/04/15(19)..........       419,204
     10,000   Federal Republic of Brazil
                (Brazil),
                8.88%, 04/15/24..............        13,025
     35,000   Federal Republic of Brazil
                (Brazil),
                10.13%, 05/15/27.............        50,925
    286,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40.............       386,172
     59,908   Government of Canada Real
                Return Bonds (Canada),
                4.00%, 12/01/31(17)..........        74,982
     25,000   Republic of Colombia
                (Colombia),
                11.75%, 02/25/20.............        36,875
    100,000   Republic of Colombia, Series
                MTN, (Colombia),
                7.38%, 09/18/37..............       109,100
     94,000   Republic of Panama (Panama),
                7.13%, 01/29/26..............       101,990
  1,060,000   Russian Federation -- 144A
                (Russian),
                5.00%, 03/31/30..............     1,205,562
      8,000   United Mexican States (Mexico),
                5.63%, 01/15/17..............         8,084
    439,000   United Mexican States, Series
                MTNA, (Mexico),
                6.75%, 09/27/34..............       479,827
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $2,753,441)............     2,885,746
                                               ------------
 CONTRACTS
 ---------
              PURCHASED CALL OPTIONS -- 0.0%
         46   Euribor, receives 3 month
                floating LIBOR, Expiring
                September 2007
                (Cost $16,544)...............         5,761
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 16.2%
$29,993,280   Securities Lending Collateral
                Investment (Note 3)
                (Cost $29,993,280)...........    29,993,280
                                               ------------
              TOTAL SECURITIES
                (Cost $246,441,104)..........   246,815,129
                                               ------------

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)


 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 19.8%
$36,503,809   With Investors Bank and Trust,
                dated 03/30/07, 4.76%, due
                04/02/07, repurchase proceeds
                at maturity $36,518,289
                (Collateralized by Freddie
                Mac Adjustable Rate Mortgage,
                5.67%, due 01/15/35 with a
                value of $9,131,908 and
                various Small Business
                Administrations,
                8.07%-8.11%, due 09/25/29-
                09/25/30, with a total value
                of $29,197,092)
                (Cost $36,503,809)...........  $ 36,503,809
                                               ------------
              Total Investments before Call
                and Put Options
                Written -- 153.5% (Cost
                $282,944,913)................   283,318,938
                                               ------------
 CONTRACTS
 ---------
              CALL OPTIONS WRITTEN -- (0.0)%
        (60)  US Treasury Bond June Future,
                Expiring May 2007 @ 116
                (Premium $13,481)............        (5,625)
                                               ------------
              PUT OPTIONS WRITTEN -- (0.0)%
        (60)  US Treasury Bond June Future,
                Expiring May 2007 @ 108
                (Premium $10,387)............       (11,250)
                                               ------------
              Total Investments net of Call
                and Put Options
                Written -- 153.5%
                (Cost $282,921,045)..........   283,302,063
              Liabilities less other
                assets -- (53.5)%............   (98,721,145)
                                               ------------
              NET ASSETS -- 100.0%...........  $184,580,918
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $282,921,045.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $1,105,532
    Gross unrealized depreciation............    (724,514)
                                               ----------
    Net unrealized appreciation..............  $  381,018
                                               ==========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 84.4%
              ADVERTISING -- 1.6%
$ 3,745,000   Advanstar Communications, Inc.,
                10.75%, 08/15/10.............  $  4,072,687
    470,000   Affinion Group, Inc.,
                10.13%, 10/15/13.............       514,650
    945,000   Affinion Group, Inc.,
                11.50%, 10/15/15.............     1,044,225
    180,000   Lamar Media Corp., Series B,
                6.63%, 08/15/15..............       176,400
  1,305,000   RH Donnelley Corp.,
                6.88%, 01/15/13..............     1,275,638
    660,000   RH Donnelley Corp., Series A-1,
                6.88%, 01/15/13..............       645,150
    720,000   RH Donnelley Corp., Series A-2,
                6.88%, 01/15/13..............       703,800
                                               ------------
                                                  8,432,550
                                               ------------
              AEROSPACE AND DEFENSE -- 1.0%
    415,000   Armor Holdings, Inc.,
                8.25%, 08/15/13..............       437,825
    450,000   CPI Holdco, Inc., Floating
                Rate,
                11.15%, 02/01/15(11).........       466,875
    980,000   DRS Technologies, Inc.,
                7.63%, 02/01/18..............     1,024,100
    480,000   Hawker Beechcraft Acquisition
                Company -- 144A,
                8.50%, 04/01/15..............       499,800
    765,000   Hawker Beechcraft Acquisition
                Company -- 144A,
                8.88%, 04/01/15..............       792,731
    480,000   Hawker Beechcraft Acquisition
                Company -- 144A,
                9.75%, 04/01/17..............       502,800
  1,725,000   Transdigm, Inc. -- 144A,
                7.75%, 07/15/14..............     1,789,688
                                               ------------
                                                  5,513,819
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.6%
  3,035,000   Case New Holland, Inc.,
                9.25%, 08/01/11..............     3,201,925
                                               ------------
              AGRICULTURE -- 0.3%
    675,000   The Mosaic Company -- 144A,
                7.38%, 12/01/14..............       707,063
    675,000   The Mosaic Company -- 144A,
                7.63%, 12/01/16..............       715,500
                                               ------------
                                                  1,422,563
                                               ------------
              AIRLINES -- 0.2%
    610,374   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11..............       615,333
    500,000   Delta Air Lines, Inc.,
                7.90%, 12/15/09(9)...........       282,500
                                               ------------
                                                    897,833
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              APPAREL: MANUFACTURING AND RETAIL -- 4.0%
$ 2,135,000   Hanesbrands, Inc. -- 144A,
                Floating Rate,
                8.74%, 12/15/14(11)..........  $  2,185,706
  4,035,000   Levi Strauss & Company,
                12.25%, 12/15/12.............     4,448,588
    690,000   Levi Strauss & Company,
                9.75%, 01/15/15..............       760,725
  2,110,000   Levi Strauss & Company,
                8.88%, 04/01/16..............     2,268,250
  2,940,000   Levi Strauss & Company,
                Floating Rate,
                10.11%, 04/01/12(2)..........     2,998,800
  2,695,000   Oxford Industries, Inc.,
                8.88%, 06/01/11..............     2,802,800
  2,920,000   Perry Ellis International,
                Inc., Series B,
                8.88%, 09/15/13..............     3,007,600
  1,830,000   Phillips Van-Heusen Corp.,
                7.25%, 02/15/11..............     1,880,325
    685,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13..............       722,675
                                               ------------
                                                 21,075,469
                                               ------------
              AUTOMOBILE: RENTAL -- 0.6%
  2,545,000   Hertz Corp.,
                8.88%, 01/01/14..............     2,754,963
    475,000   Rental Service Corp. -- 144A,
                9.50%, 12/01/14..............       508,250
                                               ------------
                                                  3,263,213
                                               ------------
              AUTOMOBILE: RETAIL -- 0.1%
    660,000   AutoNation, Inc., Floating
                Rate,
                7.36%, 04/15/13(2)...........       669,900
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 1.5%
    760,000   American Axle and
                Manufacturing, Inc.,
                7.88%, 03/01/17..............       761,900
  2,610,000   Collins & Aikman Products
                Company, Series B,
                9.75%, 02/15/10..............     2,668,725
    395,000   Commercial Vehicle Group,
                8.00%, 07/01/13..............       400,925
  1,000,000   Tenneco Automotive, Inc.,
                8.63%, 11/15/14..............     1,047,500
  2,195,000   Tenneco Automotive, Inc.,
                Series B,
                10.25%, 07/15/13.............     2,403,525
    775,000   Titan International,
                Inc. -- 144A,
                8.00%, 01/15/12..............       801,156
                                               ------------
                                                  8,083,731
                                               ------------

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 6.2%
$   620,000   Adelphia Communications,
                10.25%, 11/01/06(9)..........  $    206,150
    840,000   Adelphia Communications,
                10.25%, 06/15/11(9)..........       294,000
  1,305,000   Adelphia Communications, Series
                B,
                9.25%, 10/01/02(9)...........       440,438
  2,075,000   Cablevision Systems Corp.,
                Class B, Floating Rate,
                9.87%, 04/01/09(11)..........     2,209,875
  1,780,000   CCH I Holdings LLC,
                11.75%, 05/15/14.............     1,713,250
  1,530,000   CCH I LLC/CCH I Capital Corp.,
                11.00%, 10/01/15.............     1,595,025
  1,450,000   CCH II LLC/CCH II Capital
                Corp., Series B,
                10.25%, 09/15/10.............     1,535,188
  5,970,000   CCO Holdings LLC/Capital Corp.,
                8.75%, 11/15/13..............     6,208,799
    980,000   CSC Holdings, Inc.,
                7.25%, 07/15/08..............       998,375
    105,000   CSC Holdings, Inc., Series B,
                8.13%, 07/15/09..............       109,200
    635,000   CSC Holdings, Inc., Series B,
                8.13%, 08/15/09..............       660,400
    135,000   CSC Holdings, Inc., Series B,
                7.63%, 04/01/11..............       139,050
  4,700,000   Insight Communications Company,
                Inc.,
                12.25%, 02/15/11.............     4,923,249
  1,235,000   Kabel Deutschland GMBH
                (Germany),
                10.63%, 07/01/14.............     1,383,200
    715,000   LBI Media, Inc.,
                10.13%, 07/15/12.............       754,325
    570,000   LBI Media, Inc.,
                zero coupon, 10/15/13(7).....       498,750
  1,215,000   Mediacom Broadband LLC/
                Mediacom Broadband Corp. --
                144A,
                8.50%, 10/15/15..............     1,248,413
  1,880,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............     2,009,250
  2,670,000   Rainbow National Services
                LLC -- 144A,
                10.38%, 09/01/14.............     3,000,413
  3,130,000   Sirius Satellite Radio, Inc.,
                9.63%, 08/01/13..............     3,157,387
                                               ------------
                                                 33,084,737
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS -- 2.5%
$ 1,381,000   Crystal US Holdings 3 LLC/
                Crystal US Sub 3 Corp. --
                Series B,
                zero coupon, 10/01/14(7).....  $  1,289,509
  1,210,000   Equistar Chemical/Funding,
                10.63%, 05/01/11.............     1,282,600
  1,086,000   Huntsman LLC,
                11.63%, 10/15/10.............     1,182,383
    320,000   Lyondell Chemical Company,
                11.13%, 07/15/12.............       344,000
  1,301,000   Lyondell Chemical Company,
                10.50%, 06/01/13.............     1,431,100
  1,865,000   Lyondell Chemical Company,
                8.00%, 09/15/14..............     1,962,913
    930,000   Lyondell Chemical Company,
                8.25%, 09/15/16..............       999,750
    680,000   MacDermid, Inc. -- 144A,
                9.50%, 04/15/17..............       700,400
    830,000   Nova Chemicals Corp. (Canada),
                Floating Rate,
                8.50%, 11/15/13(11)..........       830,000
  2,055,000   Reichhold Industries,
                Inc. -- 144A,
                9.00%, 08/15/14..............     2,116,649
  1,148,000   Rockwood Specialties Corp.,
                10.63%, 05/15/11.............     1,216,880
                                               ------------
                                                 13,356,184
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 1.7%
    475,000   Activant Solutions, Inc.,
                9.50%, 05/01/16..............       470,250
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10.............     1,993,500
    170,000   Interface, Inc.,
                9.50%, 02/01/14..............       185,725
    295,000   Open Solutions, Inc. -- 144A,
                9.75%, 02/01/15..............       305,325
  1,125,000   Sungard Data Systems, Inc.,
                9.13%, 08/15/13..............     1,212,188
  4,325,000   UGS Corp.,
                10.00%, 06/01/12.............     4,752,093
                                               ------------
                                                  8,919,081
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.4%
  1,775,000   Dayton Superior Corp.,
                10.75%, 09/15/08.............     1,828,250
    775,000   ESCO Corp. -- 144A,
                8.63%, 12/15/13..............       825,375
    775,000   ESCO Corp. -- 144A,
                Floating Rate,
                9.23%, 12/15/13(2)...........       809,875
  1,306,000   Goodman Global Holdings, Series
                B, Floating Rate,
                8.36%, 06/15/12(11)..........     1,319,060

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
$   650,000   Interline Brands, Inc.,
                8.13%, 06/15/14..............  $    674,375
  3,755,000   Nortek, Inc.,
                8.50%, 09/01/14..............     3,670,512
  1,985,000   NTK Holdings, Inc.,
                zero coupon, 03/01/14(7).....     1,449,050
  1,790,000   Panolam Industries
                International -- 144A,
                10.75%, 10/01/13.............     1,933,200
    330,000   Stanley-Martin Communities LLC,
                9.75%, 08/15/15..............       297,413
                                               ------------
                                                 12,807,110
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.4%
  1,310,000   Amscan Holdings, Inc.,
                8.75%, 05/01/14..............     1,293,625
    755,000   Steinway Musical Instruments --
                144A,
                7.00%, 03/01/14..............       747,450
                                               ------------
                                                  2,041,075
                                               ------------
              CONTAINERS AND PACKAGING -- 1.1%
    555,000   Berry Plastic Holding Company,
                Floating Rate,
                9.23%, 09/15/14(2)...........       571,650
  2,120,000   Berry Plastics Holding Company,
                8.88%, 09/15/14..............     2,178,299
  1,055,000   Intertape Polymer US, Inc.,
                8.50%, 08/01/14..............       945,062
    400,000   Jefferson Smurfit Corp.,
                7.50%, 06/01/13..............       390,000
    990,206   Pliant Corp.,
                11.85%, 06/15/09(14).........     1,092,136
    850,000   Smurfit-Stone Container Corp.,
                8.38%, 07/01/12..............       856,375
                                               ------------
                                                  6,033,522
                                               ------------
              DISTRIBUTION -- 0.2%
    916,000   Jafra Cosmetics International,
                10.75%, 05/15/11.............       974,395
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 0.2%
    455,000   ARAMARK Corp. -- 144A,
                8.50%, 02/01/15..............       475,475
    770,000   ARAMARK Corp. -- 144A, Floating
                Rate,
                8.86%, 02/01/15(2)...........       795,025
                                               ------------
                                                  1,270,500
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              EDUCATION -- 1.1%
$ 1,700,000   Education Management LLC,
                8.75%, 06/01/14..............  $  1,797,750
  3,125,000   Education Management LLC,
                10.25%, 06/01/16.............     3,406,250
    740,000   Knowledge Learning Center --
                144A,
                7.75%, 02/01/15..............       730,750
                                               ------------
                                                  5,934,750
                                               ------------
              ELECTRONICS -- 0.5%
    550,000   Muzak LLC,
                10.00%, 02/15/09.............       550,000
  1,840,000   NXP BV/NXP Funding LLC -- 144A
                (the Netherlands),
                9.50%, 10/15/15..............     1,909,000
                                               ------------
                                                  2,459,000
                                               ------------
              ENERGY SERVICES -- 0.1%
    475,000   Verasun Energy Corp.,
                9.88%, 12/15/12..............       497,563
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 1.5%
  1,160,000   Aleris International,
                Inc. -- 144A,
                9.00%, 12/15/14..............     1,229,600
  3,430,000   Aleris International,
                Inc. -- 144A,
                10.00%, 12/15/16.............     3,601,500
  1,150,000   Allied Waste North America,
                Inc.,
                7.25%, 03/15/15..............     1,178,750
  1,800,000   Waste Services, Inc.,
                9.50%, 04/15/14..............     1,894,500
                                               ------------
                                                  7,904,350
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.1%
    365,000   United Rentals North America,
                Inc.,
                7.75%, 11/15/13..............       376,863
                                               ------------
              FINANCIAL SERVICES -- 4.8%
  1,335,000   BCP US Crystal Holdings Corp.,
                9.63%, 06/15/14..............     1,523,128
  1,765,000   Ford Motor Credit Company,
                6.63%, 06/16/08..............     1,759,931
  3,090,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............     3,086,094
  1,465,000   Ford Motor Credit Company,
                7.88%, 06/15/10..............     1,471,472
    100,000   Ford Motor Credit Company,
                9.88%, 08/10/11..............       105,994
  5,220,000   Ford Motor Credit Company,
                Floating Rate,
                8.36%, 11/02/07(2)...........     5,278,182
    470,000   General Motors Acceptance
                Corp.,
                5.85%, 01/14/09..............       464,144
  4,240,000   General Motors Acceptance
                Corp.,
                7.00%, 02/01/12..............     4,264,295

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 1,485,000   General Motors Acceptance
                Corp.,
                8.00%, 11/01/31..............  $  1,596,570
    935,000   GMAC LLC,
                5.13%, 05/09/08..............       924,327
    245,000   Pinnacle Foods Finance LLC --
                144A,
                9.25%, 04/01/15..............       241,938
    785,000   Pinnacle Foods Finance LLC --
                144A,
                10.63%, 04/01/17.............       776,169
  4,175,000   Residential Capital
                Corp. -- 144A, Floating Rate,
                7.19%, 04/17/09(2)...........     4,140,890
                                               ------------
                                                 25,633,134
                                               ------------
              FOOD AND BEVERAGE -- 2.5%
  3,725,000   ASG Consolidated LLC/ASG
                Finance, Inc.,
                zero coupon, 11/01/11(7).....     3,389,750
  2,475,000   Dean Foods Company,
                7.00%, 06/01/16..............     2,496,656
  2,350,000   Dole Foods Company,
                8.63%, 05/01/09..............     2,355,875
  1,415,000   Pierre Foods, Inc.,
                9.88%, 07/15/12..............     1,471,600
  3,240,000   Pinnacle Foods Holding Corp.,
                8.25%, 12/01/13..............     3,539,862
                                               ------------
                                                 13,253,743
                                               ------------
              FUNERAL SERVICES -- 0.2%
  1,090,000   Service Corp. International,
                7.00%, 06/15/17..............     1,103,625
                                               ------------
              INSURANCE -- 0.5%
  2,615,000   Multiplan, Inc. -- 144A,
                10.38%, 04/15/16.............     2,693,450
                                               ------------
              LEISURE AND RECREATION -- 10.6%
    570,000   AMC Entertainment, Inc.,
                8.00%, 03/01/14..............       582,825
    820,000   AMC Entertainment, Inc.,
                11.00%, 02/01/16.............       937,875
  2,000,000   Buffalo Thunder Development
                Authority -- 144A,
                9.38%, 12/15/14..............     2,050,000
  1,105,000   CCM Merger, Inc. -- 144A,
                8.00%, 08/01/13..............     1,116,050
  1,200,000   Chukchansi Economic Development
                Authority -- 144A, Floating
                Rate,
                8.88%, 11/15/12(11)..........     1,236,000
    181,058   Eldorado Casino Shreveport,
                10.00%, 08/01/12.............       174,721
  2,240,000   Galaxy Entertainment Finance --
                144A (Hong Kong),
                9.88%, 12/15/12..............     2,458,400

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 1,000,000   Galaxy Entertainment Finance --
                144A (Hong Kong),
                Floating Rate,
                10.35%, 12/15/10(11).........  $  1,061,250
  3,025,000   GreekTown Holdings -- 144A,
                10.75%, 12/01/13.............     3,251,874
  1,079,776   HRP Myrtle Beach Holdings/
                CA -- 144A,
                14.50%, 04/01/14(12).........     1,101,372
    945,000   HRP Myrtle Beach
                Operations/CA -- 144A,
                12.50%, 04/01/13.............       963,900
  1,730,000   HRP Myrtle Beach
                Operations/CA -- 144A,
                Floating Rate,
                10.12%, 04/01/12(11).........     1,747,300
  2,420,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............     2,643,850
    670,000   Las Vegas Sands Corp.,
                6.38%, 02/15/15..............       643,200
    890,000   Majestic Holdco LLC -- 144A,
                zero coupon, 10/15/11(7).....       627,450
  3,365,000   Marquee Holdings, Inc.,
                zero coupon, 08/15/14(7).....     2,969,613
  1,500,000   MGM MIRAGE,
                6.63%, 07/15/15..............     1,447,500
    460,000   Mohegan Tribal Gaming
                Authority,
                8.00%, 04/01/12..............       479,550
  2,275,000   OED Corp./Diamond JO,
                8.75%, 04/15/12..............     2,269,313
    595,000   Pokagon Gaming Authority --
                144A,
                10.38%, 06/15/14.............       658,963
  1,330,000   San Pasqual Casino -- 144A,
                8.00%, 09/15/13..............     1,374,888
  1,140,000   Seminole Hard Rock
                Entertainment -- 144A,
                Floating Rate,
                7.85%, 03/15/14(2)...........     1,168,500
    455,000   Station Casinos, Inc.,
                6.00%, 04/01/12..............       443,056
    250,000   Station Casinos, Inc.,
                7.75%, 08/15/16..............       257,813
  1,340,000   The Majestic Star Casino LLC,
                9.50%, 10/15/10..............     1,412,025
  1,530,000   Travelport LLC -- 144A,
                9.88%, 09/01/14..............     1,610,325
  7,865,000   Trump Entertainment Resorts,
                Inc.,
                8.50%, 06/01/15..............     7,982,974
  1,550,000   Tunica-Biloxi Gaming
                Authority -- 144A,
                9.00%, 11/15/15..............     1,654,625
    375,000   Turning Stone Resort Casino --
                144A,
                9.13%, 09/15/14..............       387,188

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 2,915,000   Universal City Development
                Partners, Ltd.,
                11.75%, 04/01/10.............  $  3,100,830
  3,340,000   Universal City Florida,
                Floating Rate,
                10.11%, 05/01/10(2)..........     3,461,074
  1,760,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12..............     1,874,400
  2,585,000   Wynn Las Vegas LLC/Capital
                Corp.,
                6.63%, 12/01/14..............     2,572,075
                                               ------------
                                                 55,720,779
                                               ------------
              MACHINERY -- 0.7%
  1,010,000   Altra Industrial Motion,
                9.00%, 12/01/11..............     1,055,450
    830,000   Chart Industries, Inc. -- 144A,
                9.13%, 10/15/15..............       871,500
  1,535,000   Stewart & Stevenson LLC --
                144A,
                10.00%, 07/15/14.............     1,615,587
    305,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12.............       325,969
                                               ------------
                                                  3,868,506
                                               ------------
              MANUFACTURING -- 0.9%
  1,000,000   American Railcar Industries,
                Inc. -- 144A,
                7.50%, 03/01/14..............     1,032,500
  1,535,000   Bombardier, Inc. -- 144A
                (Canada),
                8.00%, 11/15/14..............     1,596,400
     10,000   Koppers, Inc.,
                9.88%, 10/15/13..............        10,900
    380,000   Nutro Products, Inc. -- 144A,
                Floating Rate,
                9.40%, 10/15/13(11)..........       393,300
    965,000   RBS Global & Rexnord Corp.,
                9.50%, 08/01/14..............     1,008,425
    870,000   RBS Global & Rexnord Corp.,
                11.75%, 08/01/16.............       938,513
    720,000   Venture Holdings Trust, Series
                B,
                9.50%, 07/01/05(9)(13).......         3,600
                                               ------------
                                                  4,983,638
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 6.3%
  1,485,000   Accellent, Inc.,
                10.50%, 12/01/13.............     1,544,400
  2,900,000   Advanced Medical
                Optics -- 144A,
                7.50%, 05/01/17..............     2,936,250
  2,235,000   AMR Holding Company/Emcare
                Holding Company,
                10.00%, 02/15/15.............     2,469,675
  1,035,000   CDRV Investors, Inc.,
                zero coupon, 01/01/15(7).....       895,275

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                (CONTINUED)
$ 1,450,000   CDRV Investors, Inc. -- 144A,
                9.86%, 12/01/11(12)..........  $  1,442,750
    270,000   Concentra Operating Corp.,
                9.50%, 08/15/10..............       286,200
    220,000   Concentra Operating Corp.,
                9.13%, 06/01/12..............       235,950
  1,625,000   HCA, Inc.,
                8.75%, 09/01/10..............     1,708,281
    840,000   HCA, Inc.,
                7.88%, 02/01/11..............       857,867
  3,165,000   HCA, Inc. -- 144A,
                9.25%, 11/15/16..............     3,422,155
  1,355,000   Inverness Medical Innovations,
                8.75%, 02/15/12..............     1,419,363
    910,000   National Mentor Holdings, Inc.,
                11.25%, 07/01/14.............       998,725
  1,170,000   Norcross Safety Products LLC --
                Series B,
                9.88%, 08/15/11..............     1,246,050
  1,000,000   Omnicare, Inc.,
                6.88%, 12/15/15..............     1,013,750
    985,000   Res-Care, Inc.,
                7.75%, 10/15/13..............     1,009,625
  2,320,999   Safety Products Holdings,
                Series B,
                11.75%, 01/01/12(12)(14).....     2,416,046
    480,000   Sun Healthcare Group, Inc. --
                144A,
                9.13%, 04/15/15..............       494,400
  2,060,000   Triad Hospitals, Inc.,
                7.00%, 05/15/12..............     2,147,550
    575,000   US Oncology Holdings, Inc.,
                Floating Rate,
                10.58%, 03/15/15(11).........       589,375
  1,570,000   US Oncology, Inc.,
                9.00%, 08/15/12..............     1,683,825
  1,775,000   US Oncology, Inc.,
                10.75%, 08/15/14.............     1,988,000
    580,000   Vanguard Health Holding Company
                I LLC,
                11.25%, 10/01/15.............       474,150
  1,985,000   VWR International, Inc.,
                8.00%, 04/15/14..............     2,079,288
                                               ------------
                                                 33,358,950
                                               ------------
              METALS AND MINING -- 2.2%
    323,000   AK Steel Corp.,
                7.88%, 02/15/09..............       324,615
  2,460,000   FMG Finance Property, Ltd. --
                144A (Australia),
                10.63%, 09/01/16.............     2,841,300
  1,065,000   FMG Finance Property, Ltd. --
                144A (Australia), Floating
                Rate,
                9.36%, 09/01/11(2)...........     1,118,250

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              METALS AND MINING (CONTINUED)
$ 1,349,000   Ispat Inland ULC (Canada),
                9.75%, 04/01/14..............  $  1,490,695
  1,063,000   Mueller Group, Inc.,
                10.00%, 05/01/12.............     1,153,355
    831,000   Mueller Holdings (NA), Inc.,
                zero coupon, 04/15/14(7).....       760,365
  1,770,000   Novelis, Inc. (Canada),
                7.25%, 02/15/15..............     1,880,625
  2,145,000   RathGibson, Inc.,
                11.25%, 02/15/14.............     2,273,700
                                               ------------
                                                 11,842,905
                                               ------------
              OIL, COAL AND GAS -- 6.0%
  2,075,000   Allis-Chalmers Energy, Inc.,
                9.00%, 01/15/14..............     2,100,938
    480,000   Allis-Chalmers Energy, Inc. --
                144A,
                8.50%, 03/01/17..............       475,200
    415,000   Alpha Natural Resources,
                10.00%, 06/01/12.............       448,200
  1,465,000   Chaparral Energy, Inc. -- 144A,
                8.88%, 02/01/17..............     1,479,650
    490,000   Clayton William Energy,
                7.75%, 08/01/13..............       463,050
  1,160,000   Compton Petroleum Finance Corp.
                (Canada),
                7.63%, 12/01/13..............     1,139,700
    320,000   Copano Energy LLC,
                8.13%, 03/01/16..............       332,800
    290,000   Denbury Resources, Inc.,
                7.50%, 12/15/15..............       294,350
  1,895,000   Dynegy Holdings, Inc.,
                8.38%, 05/01/16..............     1,980,275
  1,550,000   Dynegy Holdings, Inc.,
                7.63%, 10/15/26..............     1,511,250
    740,000   El Paso Corp.,
                9.63%, 05/15/12..............       863,950
    160,000   El Paso Production Holding
                Company,
                7.75%, 06/01/13..............       168,000
    685,000   Encore Acquistion Corp.,
                7.25%, 12/01/17..............       654,175
    695,000   Giant Industries, Inc.,
                8.00%, 05/15/14..............       754,075
  1,305,000   Inergy LP/Inergy Finance Corp.,
                6.88%, 12/15/14..............     1,291,950
    135,000   Inergy LP/Inergy Finance Corp.,
                8.25%, 03/01/16..............       142,425
    380,000   Northwest Pipeline Corp.,
                8.13%, 03/01/10..............       397,339
  1,055,000   Ocean Rig Norway AS -- 144A
                (Norway),
                8.38%, 07/01/13..............     1,123,575

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$ 1,930,000   Opti Canada, Inc. -- 144A
                (Canada),
                8.25%, 12/15/14..............  $  2,016,850
    525,000   Parker Drilling Company,
                9.63%, 10/01/13..............       572,250
    175,000   Petrobas International Finance
                Company (Cayman Islands),
                6.13%, 10/06/16..............       179,375
  4,215,000   Petrohawk Energy Corp.,
                9.13%, 07/15/13..............     4,510,050
  1,435,000   Plains Exploration & Production
                Company,
                7.00%, 03/15/17..............     1,449,350
  1,015,000   Quicksilver Resources, Inc.,
                7.13%, 04/01/16..............     1,004,850
    440,000   Ram Energy, Inc.,
                11.50%, 02/15/08.............       457,050
  2,535,000   Semgroup LP -- 144A,
                8.75%, 11/15/15..............     2,585,700
    290,000   SESI LLC,
                6.88%, 06/01/14..............       289,275
  2,840,000   United Refining Company,
                10.50%, 08/15/12.............     2,989,100
                                               ------------
                                                 31,674,752
                                               ------------
              PAPER AND FOREST PRODUCTS -- 1.2%
    115,000   Georgia-Pacific Corp.,
                9.50%, 12/01/11..............       128,225
  1,320,000   MDP Acquisitions PLC (Ireland),
                9.63%, 10/01/12..............     1,409,100
  3,910,000   NewPage Corp.,
                10.00%, 05/01/12.............     4,296,112
    665,000   NewPage Corp., Floating Rate,
                11.61%, 05/01/12(2)..........       730,669
                                               ------------
                                                  6,564,106
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.3%
  1,470,000   Alion Science and Technology
                Corp. -- 144A,
                10.25%, 02/01/15.............     1,521,450
                                               ------------
              PRINTING AND PUBLISHING -- 2.3%
  2,281,634   CanWest Media, Inc. (Canada),
                8.00%, 09/15/12..............     2,372,899
    410,000   CBD Media LLC/CBD Finance,
                Inc.,
                8.63%, 06/01/11..............       423,325
  1,241,000   Dex Media West Finance Company,
                Series B,
                9.88%, 08/15/13..............     1,360,446
  1,145,000   Idearc, Inc. -- 144A,
                8.00%, 11/15/16..............     1,183,644
    475,000   MediaNews Group, Inc.,
                6.88%, 10/01/13..............       434,625

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRINTING AND PUBLISHING (CONTINUED)
$   290,000   Medimedia USA, Inc. -- 144A,
                11.38%, 11/15/14.............  $    306,313
  1,000,000   Primedia, Inc., Floating Rate,
                10.74%, 05/15/10(2)..........     1,040,000
  5,390,000   Reader's Digest Association --
                144A,
                9.00%, 02/15/17..............     5,214,825
                                               ------------
                                                 12,336,077
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.2%
    915,000   HydroChem Industrial Services,
                Inc. -- 144A,
                9.25%, 02/15/13..............       942,450
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
    950,000   Host Hotels & Resorts LP,
                6.88%, 11/01/14..............       969,000
                                               ------------
              RETAIL -- 5.4%
  2,215,000   Bon-Ton Department Stores,
                Inc.,
                10.25%, 03/15/14.............     2,389,431
  1,925,000   General Nutrition
                Centers -- 144A,
                9.80%, 03/15/14(12)..........     1,896,125
  1,925,000   General Nutrition
                Centers -- 144A,
                10.75%, 03/15/15(12).........     1,934,625
  4,890,000   GSC Holdings Corp.,
                8.00%, 10/01/12..............     5,207,849
  1,615,000   Michaels Stores, Inc. -- 144A,
                10.00%, 11/01/14.............     1,736,125
    660,000   Michaels Stores, Inc. -- 144A,
                11.38%, 11/01/16.............       714,450
  3,175,000   Neiman Marcus Group, Inc.,
                9.00%, 10/15/15..............     3,492,500
  1,915,000   Neiman Marcus Group, Inc.,
                10.38%, 10/15/15.............     2,144,800
  2,910,000   Rite Aid Corp.,
                7.50%, 01/15/15..............     2,917,275
  4,885,000   Rite Aid Corp. -- 144A,
                6.13%, 12/15/08..............     4,872,788
    285,000   Sally Holdings LLC -- 144A,
                9.25%, 11/15/14..............       294,263
  1,135,000   Toys "R" Us, Inc.,
                7.38%, 10/15/18..............       981,775
                                               ------------
                                                 28,582,006
                                               ------------
              RETAIL: RESTAURANTS -- 0.8%
  1,720,000   El Pollo Loco, Inc.,
                11.75%, 11/15/13.............     1,900,600
  1,740,000   NPC International, Inc., Series
                WI,
                9.50%, 05/01/14..............     1,809,600
    490,000   Sbarro, Inc. -- 144A,
                10.38%, 02/01/15.............       512,050
                                               ------------
                                                  4,222,250
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              RUBBER PRODUCTS -- 0.3%
$   675,000   The Goodyear Tire & Rubber
                Company -- 144A,
                8.63%, 12/01/11..............  $    729,000
    960,000   The Goodyear Tire & Rubber
                Company -- 144A,
                Floating Rate,
                9.14%, 12/01/09(11)..........       968,400
                                               ------------
                                                  1,697,400
                                               ------------
              SEMICONDUCTORS -- 0.6%
    825,000   Avago Technologies Finance
                Pte., Ltd. (Singapore),
                10.13%, 12/01/13.............       897,188
    390,000   Avago Technologies Finance
                Pte., Ltd. (Singapore),
                11.88%, 12/01/15.............       440,700
  1,600,000   Freescale
                Semiconductor -- 144A,
                8.88%, 12/15/14..............     1,610,000
                                               ------------
                                                  2,947,888
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 7.1%
  1,460,000   Centennial Cellular/
                Communications,
                10.13%, 06/15/13.............     1,584,100
  1,170,000   Citizens Communications
                Company -- 144A,
                7.13%, 03/15/19..............     1,164,150
  1,670,000   Digicel Group, Ltd. -- 144A
                (Bermuda),
                8.88%, 01/15/15..............     1,624,075
    985,000   Digicel Group, Ltd. -- 144A
                (Bermuda),
                9.13%, 01/15/15(12)..........       945,600
  2,060,000   Digicel, Ltd. -- 144A
                (Bermuda),
                9.25%, 09/01/12..............     2,183,600
    480,000   General Cable Corp. -- 144A,
                7.13%, 04/01/17..............       485,400
    480,000   General Cable Corp. -- 144A,
                Floating Rate,
                7.73%, 04/01/15(2)...........       482,400
  3,600,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda),
                9.25%, 06/15/16..............     4,004,999
  5,000,000   Intelsat Bermuda, Ltd.
                (Bermuda),
                5.25%, 11/01/08..............     4,943,749
  1,000,000   IWO Holdings, Inc.,
                14.00%, 01/15/11(9)(14)......            --
  1,210,000   Level 3 Financing,
                Inc. -- 144A,
                9.25%, 11/01/14..............     1,249,325
  1,175,000   Level 3 Financing,
                Inc. -- 144A,
                8.75%, 02/15/17..............     1,189,688
  2,960,000   NTL Cable PLC (United Kingdom),
                8.75%, 04/15/14..............     3,093,200

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   460,000   Qwest Capital Funding, Inc.,
                7.00%, 08/03/09..............  $    468,050
    290,000   Qwest Communications
                International, Series B,
                7.50%, 11/01/08..............       295,075
  1,745,000   Qwest Communications
                International, Series B,
                7.50%, 02/15/14..............     1,806,075
    515,000   Qwest Corp.,
                8.88%, 03/15/12..............       571,650
    470,000   Qwest Corp.,
                7.63%, 06/15/15..............       504,075
    110,000   Qwest Corp.,
                7.20%, 11/10/26..............       111,925
  2,430,000   Qwest Corp., Floating Rate,
                8.60%, 06/15/13(2)...........     2,660,850
    140,000   Rogers Wireless, Inc. (Canada),
                8.00%, 12/15/12..............       149,100
  1,065,000   Rogers Wireless, Inc. (Canada),
                Floating Rate,
                8.48%, 12/15/10(2)...........     1,088,963
  3,610,000   West Corp. -- 144A,
                9.50%, 10/15/14..............     3,754,399
    905,000   Windstream Corp.,
                8.13%, 08/01/13..............       984,188
  1,870,000   Windstream Corp.,
                8.63%, 08/01/16..............     2,054,663
                                               ------------
                                                 37,399,299
                                               ------------
              TRANSPORTATION -- 1.7%
    497,000   H-Lines Finance Holding,
                zero coupon, 04/01/13(7).....       474,635
  1,277,000   Horizon Lines LLC,
                9.00%, 11/01/12..............     1,347,235
    705,000   Kansas City Southern,
                9.50%, 10/01/08..............       742,013
  1,295,000   Kansas City Southern de Mexico,
                S de RL de CV -- 144A
                (Mexico),
                7.63%, 12/01/13..............     1,312,806
  1,530,000   Sabre Holdings Corp.,
                7.35%, 08/01/11..............     1,510,647
    675,000   Sabre Holdings Corp.,
                6.35%, 03/15/16..............       622,752
  2,325,000   TFM, SA de CV (Mexico),
                9.38%, 05/01/12..............     2,510,999
    610,000   TFM, SA de CV (Mexico),
                12.50%, 06/15/12.............       656,970
                                               ------------
                                                  9,178,057
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES -- 1.7%
$   400,000   AES Corp. -- 144A,
                8.75%, 05/15/13..............  $    428,000
    310,000   AES Corp. -- 144A,
                9.00%, 05/15/15..............       332,863
    459,385   AES Eastern Energy, Series
                99-A,
                9.00%, 01/02/17..............       511,353
  2,750,000   Mission Energy Holding Company,
                13.50%, 07/15/08.............     3,011,250
    660,000   NRG Energy, Inc.,
                7.25%, 02/01/14..............       678,150
    655,000   NRG Energy, Inc.,
                7.38%, 02/01/16..............       674,650
    340,000   NRG Energy, Inc.,
                7.38%, 01/15/17..............       349,775
  2,015,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............     2,337,400
    820,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............       868,175
                                               ------------
                                                  9,191,616
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $433,704,435)..........   447,905,214
                                               ------------
              LOAN PARTICIPATIONS -- 5.9%
  2,010,000   BLB Worldwide Holdings,
                Floating Rate,
                9.63%, 06/30/12(2)...........     2,030,100
  1,300,000   Domtar, Inc., Floating Rate,
                6.70%, 03/07/14(2)...........     1,299,458
  2,400,000   Great Lakes Entertainment,
                9.00%, 08/15/12..............     2,376,000
  4,180,000   HCA, Inc., Floating Rate,
                7.60%, 11/01/13(2)...........     4,220,496
  3,260,000   Hit Entertainment, Inc.,
                Tranche LN227528,
                Floating Rate,
                10.86%, 02/05/13(2)..........     3,305,845
  2,100,000   Houghton Mifflin, Inc.,
                Floating Rate,
                11.55%, 12/21/07(2)..........     2,100,000
  1,100,000   Intelsat Bermuda, Ltd, Floating
                Rate,
                7.86%, 02/01/14(2)...........     1,103,634
  2,050,000   Level 3 Financing, Inc.,
                Floating Rate,
                2.50%, 03/13/14(2)...........     2,058,237
  1,400,000   M Holdings, Floating Rate,
                8.86%, 12/13/08(2)...........     1,400,000
  6,982,500   Nielsen Finance LLC,
                Floating Rate,
                7.61%, 08/09/13(2)...........     7,049,783
    420,000   Ply Gem Industries, Floating
                Rate,
                11.10%, 10/31/11(2)..........       421,313

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              LOAN PARTICIPATIONS (CONTINUED)
$ 1,040,000   Rental Services Corp.,
                Floating Rate,
                8.86%, 11/21/13(2)...........  $  1,058,460
  2,760,000   Sandridge Energy, Inc.,
                8.63%, 04/01/13..............     2,763,450
                                               ------------
              TOTAL LOAN PARTICIPATIONS
                (Cost $30,932,865)...........    31,186,776
                                               ------------
  SHARES
  ------
              COMMON STOCKS -- 0.7%
              BROADCAST SERVICES/MEDIA -- 0.3%
     40,863   Time Warner Cable Inc. -- Class
                A*...........................     1,531,137
                                               ------------
              FINANCIAL SERVICES -- 0.0%
  2,697,805   Adelphia Contingent Value
                Vehicle CVV, Series Acc-1*...       252,919
                                               ------------
              LEISURE AND RECREATION -- 0.4%
        970   HRP -- Class B*(14)............            10
      1,100   Shreveport Gaming Holdings,
                Inc.*(14)....................        19,635
    104,876   Trump Entertainment Resorts,
                Inc.*........................     1,895,109
                                               ------------
                                                  1,914,754
                                               ------------
              UTILITIES -- 0.0%
    550,000   Mirant Corp.
                (Escrow Certificates)*.......        10,175
  1,220,000   Mirant Corp.
                (Escrow Certificates)*.......        19,093
                                               ------------
                                                     29,268
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $4,059,772)............     3,728,078
                                               ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.9%
              OIL, COAL AND GAS -- 0.5%
      5,273   Chesapeake Energy
                Corp. -- 144A,
                5.00%........................       574,757
     21,865   Chesapeake Energy Corp.,
                4.50%........................     2,182,783
                                               ------------
                                                  2,757,540
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.4%
     38,375   Crown Castle International
                Corp.,
                6.25%........................     2,196,969
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS
                (Cost $4,427,021)............     4,954,509
                                               ------------
              WARRANTS -- 0.1%
      1,125   American Tower Corp.,
                Expires 08/01/08*............       616,995
      1,000   IPCS, Inc. -- 144A,
                Expires 07/15/10*(14)(27)....            --

  SHARES                                          VALUE
  ------                                       ------------
              WARRANTS (CONTINUED)
      1,000   IWO Holdings, Inc.,
                Expires 01/15/11*(14)(27)....  $         --
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10*(14)(27)....            --
                                               ------------
              TOTAL WARRANTS
                (Cost $75,402)...............       616,995
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 0.3%
              AEROSPACE AND DEFENSE -- 0.3%
$ 1,305,000   L-3 Communications Corp. --
                144A,
                3.00%, 08/01/35..............     1,399,613
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.0%
     80,000   XM Satellite Radio Holdings,
                Inc.,
                1.75%, 12/01/09..............        69,400
                                               ------------
              TOTAL CONVERTIBLE BONDS
                (Cost $1,396,752)............     1,469,013
                                               ------------
              TOTAL SECURITIES
                (Cost $474,596,247)..........   489,860,585
                                               ------------
              REPURCHASE AGREEMENTS -- 8.2%
 43,390,684   With Investors Bank and Trust,
                dated 03/30/07, 4.76%, due
                04/02/07, repurchase proceeds
                at maturity $43,407,895
                (Collateralized by various
                Fannie Mae Adjustable Rate
                Mortgages, 4.56%-4.69%, due
                07/01/34-08/01/35, with a
                total value of $45,172,828
                and Small Business
                Administration, 8.63%, due
                12/25/25, with a value of
                $387,389) (Cost
                $43,390,684).................    43,390,684
                                               ------------
              Total Investments -- 100.5%
                (Cost $517,986,931)..........   533,251,269
              Liabilities less other
                assets -- (0.5)%.............    (2,444,447)
                                               ------------
              NET ASSETS -- 100.0%...........  $530,806,822
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $517,986,931.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $19,593,622
    Gross unrealized depreciation...........   (4,329,284)
                                              -----------
    Net unrealized appreciation.............  $15,264,338
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 59.7%
              AEROSPACE AND DEFENSE -- 1.9%
     19,750   Lockheed Martin Corp. .........  $  1,916,145
     24,171   Northrop Grumman Corp. ........     1,793,972
     32,850   Raytheon Company...............     1,723,311
     20,400   The Boeing Company.............     1,813,764
                                               ------------
                                                  7,247,192
                                               ------------
              AGRICULTURE -- 0.5%
     34,400   Monsanto Company...............     1,890,624
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 0.2%
     21,800   American Eagle Outfitters,
                Inc.(8)......................       653,782
      8,000   Payless ShoeSource, Inc.*......       265,600
                                               ------------
                                                    919,382
                                               ------------
              AUTOMOBILE: RETAIL -- 0.4%
     64,000   AutoNation, Inc.*..............     1,359,360
      5,800   United Auto Group, Inc. .......       117,740
                                               ------------
                                                  1,477,100
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 0.2%
     11,700   PACCAR, Inc.(8)................       858,780
                                               ------------
              BANKS -- 3.2%
     81,012   Bank of America Corp. .........     4,133,232
     16,500   Hudson City Bancorp, Inc. .....       225,720
     13,000   New York Community Bancorp,
                Inc.(8)......................       228,670
      1,500   SunTrust Banks, Inc. ..........       124,560
     21,182   US Bancorp.....................       740,735
     57,645   Wachovia Corp. ................     3,173,357
     98,600   Wells Fargo & Company..........     3,394,798
                                               ------------
                                                 12,021,072
                                               ------------
              BROADCAST SERVICES/MEDIA -- 3.1%
     57,150   CBS Corp. -- Class B...........     1,748,219
     51,450   Comcast Corp. -- Class A*......     1,335,128
      5,000   News Corp. -- Class A..........       115,600
     62,000   The DIRECTV Group, Inc.*(8)....     1,430,340
     26,700   The McGraw-Hill Companies,
                Inc.(8)......................     1,678,896
     74,800   The Walt Disney Company(8).....     2,575,364
    134,490   Time Warner, Inc. .............     2,652,142
                                               ------------
                                                 11,535,689
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 1.5%
     33,400   Accenture, Ltd. -- Class A
                (Bermuda)....................     1,287,236
     63,500   First Data Corp. ..............     1,708,150

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES (CONTINUED)
     17,900   Manpower, Inc. ................  $  1,320,483
     20,600   Moody's Corp. .................     1,278,436
                                               ------------
                                                  5,594,305
                                               ------------
              CHEMICALS -- 0.4%
     17,200   Ashland, Inc. .................     1,128,320
        300   EI du Pont de Nemours and
                Company......................        14,829
      5,500   Lyondell Chemical Company......       164,835
      2,900   The Dow Chemical Company.......       132,994
                                               ------------
                                                  1,440,978
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 4.3%
        400   Apple, Inc.*...................        37,164
     13,000   Cadence Design Systems,
                Inc.*........................       273,780
     28,800   Computer Sciences Corp.*.......     1,501,344
      1,700   Electronic Data Systems
                Corp. .......................        47,056
     80,787   Hewlett-Packard Company........     3,242,790
     13,450   International Business Machines
                Corp. .......................     1,267,797
     41,900   Intuit, Inc.*..................     1,146,384
     21,100   Lexmark International, Inc. --
                Class A*.....................     1,233,506
      5,500   Mentor Graphics Corp.*.........        89,870
    160,750   Microsoft Corp. ...............     4,480,102
     63,800   Oracle Corp.*..................     1,156,694
    275,200   Sun Microsystems, Inc.*........     1,653,952
                                               ------------
                                                 16,130,439
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
        700   Vulcan Materials Company.......        81,536
                                               ------------
              CONSUMER GOODS AND SERVICES -- 3.1%
     38,950   Altria Group, Inc. ............     3,420,199
     17,600   American Greetings Corp. --
                Class A(8)...................       408,496
      7,900   Avon Products, Inc. ...........       294,354
     29,350   Colgate-Palmolive Company......     1,960,287
      1,000   Energizer Holdings, Inc.*......        85,330
      3,600   Loews Corp.- Carolina Group....       272,196
     36,298   Procter & Gamble Company.......     2,292,582
      3,000   Reynolds American, Inc. .......       187,230
     21,100   The Estee Lauder Companies,
                Inc. -- Class A..............     1,030,735
        400   United Parcel Service, Inc. --
                Class B(8)...................        28,040
     26,100   UST, Inc. .....................     1,513,278
                                               ------------
                                                 11,492,727
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              DISTRIBUTION -- 0.1%
      7,400   Tech Data Corp.*...............  $    264,994
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 1.8%
    192,900   General Electric Company.......     6,820,944
                                               ------------
              EDUCATION -- 0.1%
      3,300   ITT Educational Services,
                Inc.*........................       268,917
                                               ------------
              ELECTRONICS -- 0.7%
     45,200   Emerson Electric Company.......     1,947,668
     23,300   Synopsys, Inc.*................       611,159
                                               ------------
                                                  2,558,827
                                               ------------
              FINANCIAL SERVICES -- 4.9%
      6,700   American Express Company.......       377,880
      6,920   Ameriprise Financial, Inc. ....       395,409
      8,200   BlackRock, Inc.(8).............     1,281,742
     83,199   Citigroup, Inc. ...............     4,271,436
     42,400   Countrywide Financial
                Corp.(8).....................     1,426,336
     15,600   Janus Capital Group, Inc. .....       326,196
     89,000   JPMorgan Chase & Company.......     4,305,819
     30,500   Merrill Lynch & Company,
                Inc. ........................     2,490,935
     35,800   Morgan Stanley.................     2,819,608
      1,500   T Rowe Price Group, Inc. ......        70,785
     15,750   Washington Mutual, Inc. .......       635,985
                                               ------------
                                                 18,402,131
                                               ------------
              FOOD AND BEVERAGE -- 1.5%
     20,600   General Mills, Inc. ...........     1,199,332
     39,000   Kraft Foods, Inc. -- Class
                A(8).........................     1,234,740
      2,200   Molson Coors Brewing
                Company -- Class B...........       208,164
      8,000   PepsiCo, Inc. .................       508,480
     23,050   The Coca-Cola Company..........     1,106,400
     68,000   Tyson Foods, Inc. -- Class
                A(8).........................     1,319,880
                                               ------------
                                                  5,576,996
                                               ------------
              INSURANCE -- 3.8%
     16,100   Ambac Financial Group, Inc. ...     1,390,879
     28,103   American International Group,
                Inc. ........................     1,889,084
     11,100   CIGNA Corp. ...................     1,583,526
        400   CNA Financial Corp.*...........        17,236
     46,000   Genworth Financial, Inc. --
                Class A......................     1,607,240
     37,600   Loews Corp. ...................     1,708,168
     21,302   MBIA, Inc. ....................     1,395,068
     33,800   MetLife, Inc.(8)...............     2,134,470
     12,100   Principal Financial Group,
                Inc. ........................       724,427

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
        200   The PMI Group, Inc.(8).........  $      9,044
     37,900   The Travelers Companies,
                Inc. ........................     1,962,083
                                               ------------
                                                 14,421,225
                                               ------------
              INTERNET SERVICES -- 2.0%
    158,050   Cisco Systems, Inc.*...........     4,035,017
      2,950   Google, Inc. -- Class A*.......     1,351,572
     24,700   IAC/InterActive Corp.*(8)......       931,437
     76,200   Symantec Corp.*................     1,318,260
                                               ------------
                                                  7,636,286
                                               ------------
              LEISURE AND RECREATION -- 0.6%
     32,400   Marriott International, Inc. --
                Class A......................     1,586,304
      7,800   Starwood Hotels & Resorts
                Worldwide, Inc. .............       505,830
                                               ------------
                                                  2,092,134
                                               ------------
              MACHINERY -- 0.8%
     15,900   Deere & Company................     1,727,376
     19,100   Terex Corp.*...................     1,370,616
                                               ------------
                                                  3,097,992
                                               ------------
              MANUFACTURING -- 0.6%
     15,300   SPX Corp. .....................     1,074,060
     41,100   Tyco International, Ltd.
                (Bermuda)....................     1,296,705
                                               ------------
                                                  2,370,765
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 2.2%
        300   CR Bard, Inc. .................        23,853
     22,900   Humana, Inc.*..................     1,328,658
     72,150   Johnson & Johnson..............     4,347,759
     37,550   Medtronic, Inc. ...............     1,842,203
      7,600   Zimmer Holdings, Inc.*(8)......       649,116
                                               ------------
                                                  8,191,589
                                               ------------
              METALS AND MINING -- 0.7%
      3,100   Newmont Mining Corp. ..........       130,169
     25,800   Nucor Corp. ...................     1,680,354
      6,600   Southern Copper Corp.(8).......       472,956
      2,100   United States Steel Corp. .....       208,257
                                               ------------
                                                  2,491,736
                                               ------------
              OIL, COAL AND GAS -- 6.0%
     24,914   Apache Corp. ..................     1,761,420
     27,100   ChevronTexaco Corp. ...........     2,004,316
     37,862   ConocoPhillips.................     2,587,867
     27,350   Devon Energy Corp. ............     1,893,167
    118,250   Exxon Mobil Corp. .............     8,921,962

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
      2,400   GlobalSantaFe Corp. (Cayman
                Islands).....................  $    148,032
        500   Hess Corp. ....................        27,735
     19,300   Marathon Oil Corp. ............     1,907,419
      3,400   ONEOK, Inc. ...................       153,000
      2,400   Plains Exploration & Production
                Company*.....................       108,336
     35,100   Schlumberger, Ltd. (Netherlands
                Antilles)....................     2,425,410
      3,400   Tesoro Corp. ..................       341,462
     10,800   XTO Energy, Inc. ..............       591,948
                                               ------------
                                                 22,872,074
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.6%
     34,700   Abbott Laboratories............     1,936,260
     28,400   AmerisourceBergen Corp. .......     1,498,100
     37,834   Amgen, Inc.*...................     2,114,164
     16,600   Biogen Idec, Inc.*.............       736,708
      7,500   Celgene Corp.*(8)..............       393,450
     22,300   Forest Laboratories, Inc.*.....     1,147,112
        900   Gilead Sciences, Inc.*.........        68,850
     14,500   King Pharmaceuticals, Inc.*....       285,215
      9,800   Medco Health Solutions,
                Inc.*........................       710,794
     68,800   Merck & Company, Inc. .........     3,038,896
     21,300   Millennium Pharmaceuticals,
                Inc.*(8).....................       241,968
    171,260   Pfizer, Inc. ..................     4,326,027
     24,200   Schering-Plough Corp. .........       617,342
                                               ------------
                                                 17,114,886
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.0%
      1,100   Jones Lang LaSalle, Inc. ......       114,708
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.6%
      3,700   Health Care Property Investors,
                Inc. ........................       133,311
     13,800   HRPT Properties Trust..........       169,740
     24,300   ProLogis.......................     1,577,799
      3,600   Public Storage, Inc.(8)........       340,812
        100   Simon Property Group, Inc. ....        11,125
                                               ------------
                                                  2,232,787
                                               ------------
              RETAIL -- 0.9%
      5,400   Circuit City Stores, Inc. .....       100,062
     40,500   Dillard's, Inc. -- Class A.....     1,325,565
     36,000   Office Depot, Inc.*............     1,265,040
        672   The Home Depot, Inc. ..........        24,689
     16,970   Wal-Mart Stores, Inc. .........       796,742
                                               ------------
                                                  3,512,098
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL: RESTAURANTS -- 0.9%
     16,650   Darden Restaurants, Inc. ......  $    685,814
     46,600   McDonald's Corp. ..............     2,099,330
      7,800   YUM! Brands, Inc. .............       450,528
                                               ------------
                                                  3,235,672
                                               ------------
              RETAIL: SUPERMARKETS -- 0.7%
     44,400   Safeway, Inc. .................     1,626,816
     29,800   The Kroger Company.............       841,850
                                               ------------
                                                  2,468,666
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.3%
     34,300   Applera Corp.-Applied
                Biosystems Group.............     1,014,251
      4,000   Waters Corp.*..................       232,000
                                               ------------
                                                  1,246,251
                                               ------------
              SEMICONDUCTORS -- 1.7%
      9,800   Analog Devices, Inc. ..........       338,002
    142,700   Atmel Corp.*...................       717,781
     38,650   Intel Corp. ...................       739,375
      6,900   MEMC Electronic Materials,
                Inc.*........................       418,002
    106,000   Micron Technology, Inc.*.......     1,280,480
     23,200   Novellus Systems, Inc.*(8).....       742,864
      1,500   NVIDIA Corp.*..................        43,170
     67,450   Texas Instruments, Inc. .......     2,030,245
                                               ------------
                                                  6,309,919
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.0%
     12,000   ALLTEL Corp. ..................       744,000
    144,045   AT&T, Inc. ....................     5,679,693
     31,850   CenturyTel, Inc. ..............     1,439,302
     48,550   Motorola, Inc. ................       857,879
     18,500   Polycom, Inc.*.................       616,605
     54,650   Sprint Nextel Corp. ...........     1,036,164
     29,100   UTStarcom, Inc.*(8)............       241,239
     16,200   Verizon Communications,
                Inc. ........................       614,304
                                               ------------
                                                 11,229,186
                                               ------------
              TRANSPORTATION -- 0.6%
     41,100   CSX Corp. .....................     1,646,055
      6,400   Ryder System, Inc. ............       315,776
      2,000   Union Pacific Corp. ...........       203,100
                                               ------------
                                                  2,164,931
                                               ------------
              UTILITIES -- 1.8%
      6,600   American Electric Power
                Company, Inc. ...............       321,750
     31,600   Duke Energy Corp. .............       641,164
      1,090   Dynegy, Inc. -- Class A*.......        10,093

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES (CONTINUED)
        200   Edison International...........  $      9,826
     16,450   Entergy Corp. .................     1,725,934
      6,200   FirstEnergy Corp. .............       410,688
      1,800   NRG Energy, Inc.*(8)...........       129,672
     33,850   PG&E Corp. ....................     1,633,940
     28,800   TXU Corp. .....................     1,846,080
                                               ------------
                                                  6,729,147
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $195,156,766)..........   224,114,685
                                               ------------
              WARRANTS -- 0.0%
        789   Raytheon Company, Expires
                06/16/11*
                (Cost $0)....................        13,689
                                               ------------
 PRINCIPAL
 ---------
              US TREASURY SECURITIES -- 2.6%
              US TREASURY BONDS -- 0.1%
$    50,000   8.88%, 08/15/17................        66,875
    135,000   4.50%, 02/15/36(8).............       127,322
    130,000   4.75%, 02/15/37(8).............       128,009
                                               ------------
                                                    322,206
                                               ------------
              US TREASURY INFLATION INDEX -- 1.9%
    320,478   0.88%, 04/15/10................       309,975
  1,509,008   2.38%, 04/15/11................     1,529,109
    922,087   1.63%, 01/15/15................       885,492
    260,110   1.88%, 07/15/15................       254,349
    438,445   2.00%, 01/15/16................       431,817
  1,392,919   2.50%, 07/15/16................     1,429,756
    311,353   2.38%, 01/15/25................       313,469
    183,535   2.00%, 01/15/26................       174,488
  1,585,577   2.38%, 01/15/27................     1,599,142
    270,831   3.88%, 04/15/29................       343,871
                                               ------------
                                                  7,271,468
                                               ------------
              US TREASURY NOTES -- 0.2%
    380,000   4.50%, 02/28/11................       379,600
     40,000   4.63%, 10/31/11................        40,144
    140,000   4.75%, 01/31/12................       141,263
    230,000   5.13%, 05/15/16................       237,879
     20,000   4.63%, 02/15/17................        19,966
                                               ------------
                                                    818,852
                                               ------------
              US TREASURY STRIPS -- 0.4%
  3,270,000   Zero coupon, 11/15/24..........     1,365,078
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $9,671,087)............     9,777,604
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES -- 21.7%
              ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.7%
$   600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............  $    621,458
    223,300   Fannie Mae, Series 1999-7,
                Class AB,
                6.00%, 03/25/29..............       224,958
    760,000   Fannie Mae, Series 2003-35,
                Class TE,
                5.00%, 05/25/18..............       752,962
    457,775   Fannie Mae, Series 2004-60,
                Class LB,
                5.00%, 04/25/34..............       451,809
    582,029   Fannie Mae, Series 2004-99,
                Class A0,
                5.50%, 01/25/34..............       584,704
                                               ------------
                                                  2,635,891
                                               ------------
              FANNIE MAE -- 12.0%
     70,000   5.40%, 04/13/09................        70,001
    740,000   5.55%, 02/16/17................       743,298
    129,518   PL# 535675,
                7.00%, 01/01/16..............       133,552
        952   PL# 549906,
                7.50%, 09/01/30..............           997
      2,759   PL# 552549,
                7.50%, 09/01/30..............         2,889
        588   PL# 558384,
                7.50%, 01/01/31..............           616
      2,476   PL# 568677,
                7.50%, 01/01/31..............         2,592
        890   PL# 572762,
                7.50%, 03/01/31..............           932
     15,898   PL# 582178,
                7.50%, 06/01/31..............        16,633
     13,185   PL# 594316,
                6.50%, 07/01/31..............        13,585
      2,517   PL# 602859,
                6.50%, 10/01/31..............         2,593
     14,364   PL# 614924,
                7.00%, 12/01/16..............        14,808
  1,113,515   PL# 735809, Variable Rate,
                4.47%, 08/01/35(1)...........     1,109,613
     81,887   PL# 745000,
                6.00%, 10/01/35..............        82,577
     52,555   PL# 779545,
                6.00%, 06/01/34..............        53,101
     44,677   PL# 785183,
                6.00%, 07/01/34..............        45,142
    352,990   PL# 787311,
                6.00%, 06/01/34..............       356,658
  2,547,982   PL# 790915,
                6.00%, 09/01/34..............     2,574,460
  1,770,784   PL# 792113,
                6.00%, 09/01/34..............     1,789,185

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    58,111   PL# 793193,
                5.50%, 07/01/19..............  $     58,350
    343,189   PL# 793693,
                6.00%, 08/01/34..............       346,756
    106,037   PL# 801516, Variable Rate,
                4.74%, 08/01/34(1)...........       105,660
    456,014   PL# 810896, Floating Rate,
                4.84%, 01/01/35(1)...........       455,019
  1,066,542   PL# 835136,
                6.00%, 09/01/35..............     1,075,526
  1,362,325   PL# 844183,
                6.00%, 11/01/35..............     1,373,801
    779,708   PL# 893681,
                6.00%, 10/01/36..............       785,747
  1,569,724   PL# 893923,
                6.00%, 10/01/36..............     1,581,882
  1,851,931   PL# 894005,
                6.00%, 10/01/36..............     1,866,275
  1,100,000   TBA,
                5.00%, 04/01/22(5)...........     1,084,875
  2,200,000   TBA,
                5.50%, 04/01/22..............     2,205,500
    200,000   TBA,
                6.00%, 04/01/22..............       203,312
 17,840,000   TBA,
                5.00%, 04/01/37(5)...........    17,237,901
  2,500,000   TBA,
                5.50%, 04/01/37..............     2,474,220
  5,130,000   TBA,
                6.50%, 04/01/37..............     5,234,201
  2,200,000   TBA,
                5.00%, 05/01/37..............     2,125,750
                                               ------------
                                                 45,228,007
                                               ------------
              FEDERAL AGRICULTURAL MORTGAGE CORP. -- 0.1%
    220,000   4.25%, 07/29/08................       217,994
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.7%
    300,000   5.40%, 01/02/09................       300,040
     90,000   4.75%, 12/16/16................        88,323
  1,790,000   5.50%, 07/15/36................     1,856,957
    210,000   Series VB15, 5.00%, 12/21/15...       210,217
                                               ------------
                                                  2,455,537
                                               ------------
              FREDDIE MAC -- 0.4%
  1,060,000   4.38%, 11/16/07................     1,054,777
    430,000   5.63%, 11/23/35................       423,345
                                               ------------
                                                  1,478,122
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC GOLD -- 0.5%
$   900,000   TBA,
                5.00%, 04/01/22..............  $    887,625
  1,000,000   TBA,
                5.00%, 04/01/37..............       966,562
                                               ------------
                                                  1,854,187
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 7.0%
      3,342   PL# 461836,
                7.00%, 01/15/28..............         3,497
      1,514   PL# 596647,
                7.00%, 09/15/32..............         1,584
    230,853   PL# 604404,
                5.00%, 06/15/33..............       225,074
    681,348   PL# 604845,
                5.00%, 12/15/33..............       664,291
    828,477   PL# 608280,
                5.00%, 09/15/33..............       807,736
    808,163   PL# 615892,
                5.00%, 08/15/33..............       787,931
    841,271   PL# 616832,
                5.00%, 01/15/35(4)...........       819,303
    758,102   PL# 620521,
                5.00%, 08/15/33(4)...........       739,123
    811,074   PL# 637934,
                5.00%, 01/15/35(4)...........       789,895
    812,144   PL# 639093,
                5.00%, 01/15/35(4)...........       790,937
    460,066   PL# 639865,
                5.00%, 06/15/35(4)...........       448,053
    107,903   PL# 781881,
                5.00%, 03/15/35..............       105,114
  1,000,000   TBA,
                5.50%, 04/01/37..............       994,688
 18,450,000   TBA,
                6.00%, 04/01/37..............    18,692,155
    510,000   TBA,
                6.50%, 04/01/37..............       523,228
                                               ------------
                                                 26,392,609
                                               ------------
              RESOLUTION FUNDING STRIPS -- 0.1%
    250,000   Zero coupon, 07/15/18..........       143,548
    250,000   Zero coupon, 10/15/18..........       141,529
                                               ------------
                                                    285,077
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 0.2%
    630,000   5.98%, 04/01/36................       688,524
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $81,454,027)...........    81,235,948
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 21.6%
              ADVERTISING -- 0.0%
$    40,000   Lamar Media Corp.,
                7.25%, 01/01/13..............  $     40,700
     60,000   Lamar Media Corp., Series B,
                6.63%, 08/15/15..............        58,800
                                               ------------
                                                     99,500
                                               ------------
              AEROSPACE AND DEFENSE -- 0.0%
     25,000   DRS Technologies, Inc.,
                6.63%, 02/01/16..............        25,375
                                               ------------
              AUTOMOBILE: RENTAL -- 0.0%
     35,000   Hertz Corp.,
                8.88%, 01/01/14..............        37,888
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 0.5%
     45,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............        44,337
    300,000   Daimler Chrysler NA Holding,
                5.88%, 03/15/11..............       306,017
    580,000   Ford Motor Company,
                7.45%, 07/16/31(8)...........       451,675
    970,000   General Motors Corp.,
                8.25%, 07/15/23(8)...........       877,850
     50,000   Visteon Corp.,
                8.25%, 08/01/10..............        51,250
                                               ------------
                                                  1,731,129
                                               ------------
              BANKS -- 1.4%
    450,000   Bank of America Corp.,
                5.38%, 08/15/11..............       455,578
    170,000   European Investment Bank,
                4.63%, 03/21/12..............       168,479
    270,000   First Union National Bank,
                Series BKNT,
                5.80%, 12/01/08..............       273,314
    160,000   Glitnir Banki HF -- 144A
                (Iceland),
                6.33%, 07/28/11(4)...........       166,182
    380,000   Glitnir Banki HF -- 144A
                (Iceland), Variable Rate,
                6.69%, 06/15/16(1)(4)........       398,717
    162,000   ICICI Bank, Ltd. -- 144A
                (India),
                6.38%, 04/30/22(8)...........       160,864
    130,000   Kaupthing Bank -- 144A
                (Iceland),
                7.13%, 05/19/16..............       140,862
    600,000   Kaupthing Bank -- 144A
                (Iceland), Floating Rate,
                6.05%, 04/12/11(2)...........       605,647
    510,000   Landisbanki Islands HF -- 144A
                (Iceland),
                6.10%, 08/25/11..............       523,879
     20,000   Rabobank Capital Funding Trust
                II -- 144A, Variable Rate,
                5.26%, perpetual(1)..........        19,486

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$    40,000   Rabobank Capital Funding Trust
                III -- 144A, Variable Rate,
                5.25%, perpetual(1)..........  $     38,627
    235,000   Resona Preferred Global
                Securities -- 144A (Cayman
                Islands), Variable Rate,
                7.19%, perpetual(1)..........       248,608
    260,000   Santander Issuances -- 144A
                (Spain), Variable Rate,
                5.81%, 06/20/16(1)...........       264,247
    300,000   Shinsei Financial, Ltd. -- 144A
                (Cayman Islands), Variable
                Rate,
                6.42%, perpetual(1)..........       303,547
    215,000   SunTrust Banks, Inc., Series
                CD,
                4.42%, 06/15/09..............       212,255
    390,000   Turanalem Finance BV -- 144A
                (the Netherlands),
                8.25%, 01/22/37..............       392,925
    220,000   Wachovia Capital Trust III,
                Variable Rate,
                5.80%, perpetual(1)..........       222,818
    540,000   Wachovia Corp.,
                5.25%, 08/01/14..............       534,506
    175,000   Wells Fargo & Company,
                5.30%, 08/26/11..............       176,536
    100,000   Wells Fargo Capital X,
                5.95%, 12/15/36..............        96,669
                                               ------------
                                                  5,403,746
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.6%
     20,000   Clear Channel Communications,
                Inc.,
                4.63%, 01/15/08..............        19,868
    100,000   Clear Channel Communications,
                Inc.,
                4.25%, 05/15/09..............        96,985
    170,000   Clear Channel Communications,
                Inc.,
                5.50%, 09/15/14..............       150,724
     60,000   Clear Channel Communications,
                Inc.,
                4.90%, 05/15/15..............        50,527
    150,000   Comcast Cable Communications,
                8.88%, 05/01/17..............       183,714
    240,000   Comcast Corp.,
                6.50%, 01/15/15..............       253,524
     20,000   Comcast Corp.,
                5.88%, 02/15/18..............        20,094
    180,000   Cox Communications, Inc.,
                3.88%, 10/01/08..............       176,587
     40,000   CSC Holdings, Inc.,
                7.88%, 02/15/18..............        41,300
     15,000   CSC Holdings, Inc.,
                7.63%, 07/15/18..............        15,225

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$    10,000   CSC Holdings, Inc., Series B,
                7.63%, 04/01/11..............  $     10,300
     70,000   DIRECTV Holdings LLC/ DIRECTV
                Financing Company, Inc.,
                8.38%, 03/15/13..............        74,113
     30,000   Echostar DBS Corp.,
                7.00%, 10/01/13..............        31,050
     90,000   Echostar DBS Corp.,
                7.13%, 02/01/16..............        93,375
    280,000   Liberty Media Corp.,
                7.88%, 07/15/09..............       295,147
     10,000   Liberty Media Corp.,
                5.70%, 05/15/13..............         9,638
     30,000   Quebecor Media, Inc., (Canada),
                7.75%, 03/15/16..............        30,975
     35,000   Rogers Cable, Inc. (Canada),
                6.75%, 03/15/15..............        36,400
     10,000   Sinclair Broadcast Group,
                8.00%, 03/15/12..............        10,400
     80,000   Time Warner Entertainment,
                8.38%, 07/15/33..............        97,527
    350,000   Time Warner, Inc.,
                6.88%, 05/01/12(5)...........       373,365
     75,000   Time Warner, Inc.,
                7.70%, 05/01/32(5)...........        85,283
                                               ------------
                                                  2,156,121
                                               ------------
              CHEMICALS -- 0.0%
     30,000   Georgia Gulf Corp. -- 144A,
                9.50%, 10/15/14..............        28,950
     30,000   Lyondell Chemical Company,
                8.00%, 09/15/14..............        31,575
     15,000   Lyondell Chemical Company,
                8.25%, 09/15/16..............        16,125
     27,000   Westlake Chemical Corp.,
                6.63%, 01/15/16..............        26,460
                                               ------------
                                                    103,110
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 0.0%
     20,000   Electronic Data Systems,
                7.13%, 10/15/09..............        20,868
     40,000   Sungard Data Systems, Inc.,
                9.13%, 08/15/13..............        43,100
                                               ------------
                                                     63,968
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
     65,000   K Hovnanian Enterprises, Inc.,
                6.25%, 01/15/15..............        56,713
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.1%
    390,000   Altria Group, Inc.,
                7.00%, 11/04/13..............       424,094
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
$   160,000   Waste Management, Inc.,
                6.50%, 11/15/08..............  $    162,939
    270,000   Waste Management, Inc.,
                6.38%, 11/15/12..............       283,715
                                               ------------
                                                    446,654
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.1%
    250,000   International Lease Finance
                Corp. E-Capital Trust
                II -- 144A, Variable Rate,
                6.25%, 12/21/65(1)(4)........       256,295
                                               ------------
              FINANCIAL SERVICES -- 3.1%
    200,000   Aiful Corp. -- 144A (Japan),
                5.00%, 08/10/10(5)...........       197,180
    560,000   Citigroup, Inc.,
                5.10%, 09/29/11..............       560,323
    100,000   Countrywide Financial Corp.,
                Series MTN, Floating Rate,
                5.50%, 01/05/09(2)...........        99,874
    760,000   Countrywide Financial Corp.,
                Series MTNA,
                4.50%, 06/15/10..............       741,483
    120,000   Countrywide Financial Corp.,
                Series MTNB, Floating Rate,
                5.46%, 06/18/08(2)...........       119,911
    280,000   Countrywide Home Loans, Series
                MTNB, Floating Rate,
                5.52%, 02/27/08(2)...........       279,884
    100,000   Credit Suisse USA, Inc.,
                5.50%, 08/16/11..............       101,591
     10,000   E*TRADE Financial Corp.,
                7.38%, 09/15/13..............        10,500
  2,645,000   Ford Motor Credit Company,
                5.80%, 01/12/09..............     2,595,675
    220,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............       219,722
    129,000   Ford Motor Credit Company --
                144A, Floating Rate,
                10.60%, 06/15/11(2)..........       138,849
    210,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............       208,571
    300,000   General Electric Capital Corp.,
                Series MTNA,
                4.13%, 09/01/09(4)...........       294,512
    800,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07..............       799,602
  1,130,000   General Motors Acceptance
                Corp.,
                5.85%, 01/14/09..............     1,115,920
    110,000   General Motors Acceptance
                Corp., Series GM,
                6.31%, 11/30/07..............       109,527
    120,000   General Motors Acceptance
                Corp., Series MTN,
                4.38%, 12/10/07..............       118,506

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   160,000   General Motors Acceptance
                Corp., Series MTN, Floating
                Rate,
                6.50%, 09/23/08(2)...........  $    159,824
     80,000   GMAC LLC,
                5.13%, 05/09/08..............        79,087
    560,000   HSBC Finance Corp.,
                4.63%, 01/15/08..............       557,295
    490,000   JPMorgan Chase & Company,
                5.13%, 09/15/14..............       483,066
    290,000   JPMorgan Chase & Company,
                5.15%, 10/01/15..............       284,050
    180,000   Lehman Brothers Holdings, Inc.,
                4.50%, 07/26/10..............       176,497
    290,000   Lehman Brothers Holdings, Inc.,
                Series MTN,
                5.25%, 02/06/12..............       290,040
    170,000   Mitsubishi UFJ Financial Group
                Capital Financial I, Ltd.
                (Cayman Islands), Variable
                Rate,
                6.35%, perpetual(1)..........       173,952
     70,000   Morgan Stanley,
                3.63%, 04/01/08..............        68,901
    260,000   Morgan Stanley, Series MTN,
                5.63%, 01/09/12..............       263,689
    100,000   Morgan Stanley, Series MTN,
                Floating Rate,
                5.81%, 10/18/16(2)...........       100,381
    160,000   Residential Capital LLC,
                6.00%, 02/22/11..............       157,962
    520,000   Sigma Finance, Inc. -- 144A,
                Series MTN1, Variable Rate,
                8.50%, 08/11/16(1)...........       520,312
    220,000   The Bear Stearns Companies,
                Inc.,
                5.55%, 01/22/17..............       216,182
    170,000   The Goldman Sachs Group, Inc.,
                4.50%, 06/15/10(4)...........       167,247
    120,000   The Goldman Sachs Group, Inc.,
                5.00%, 01/15/11(4)...........       119,254
                                               ------------
                                                 11,529,369
                                               ------------
              FUNERAL SERVICES -- 0.0%
     10,000   Service Corp. International,
                7.00%, 06/15/17..............        10,125
     40,000   Service Corp. International,
                7.63%, 10/01/18..............        42,500
     35,000   Service Corp. International --
                144A,
                7.50%, 04/01/27..............        35,175
                                               ------------
                                                     87,800
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              INSURANCE -- 0.2%
$   100,000   AGFC Capital Trust I -- 144A,
                6.00%, 01/15/67(5)...........  $    100,319
     40,000   ASIF Global Financing XIX --
                144A,
                4.90%, 01/17/13..............        39,441
    250,000   MetLife, Inc., Variable Rate,
                6.40%, 12/15/36(1)...........       244,897
    190,000   The Travelers Companies, Inc.,
                Variable Rate,
                6.25%, 03/15/67(1)...........       187,986
                                               ------------
                                                    572,643
                                               ------------
              LEISURE AND RECREATION -- 0.1%
     20,000   AMC Entertainment, Inc.,
                11.00%, 02/01/16(8)..........        22,875
     25,000   Boyd Gaming Corp.,
                6.75%, 04/15/14..............        25,063
     80,000   Boyd Gaming Corp.,
                7.13%, 02/01/16..............        78,799
     30,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............        32,775
     25,000   MGM MIRAGE,
                6.00%, 10/01/09..............        25,156
     50,000   MGM MIRAGE,
                8.50%, 09/15/10..............        53,688
      5,000   MGM MIRAGE,
                6.63%, 07/15/15..............         4,825
     55,000   MGM MIRAGE,
                7.63%, 01/15/17..............        55,963
     15,000   Mohegan Tribal Gaming
                Authority,
                6.13%, 02/15/13..............        14,850
     90,000   Station Casinos, Inc.,
                7.75%, 08/15/16..............        92,812
     10,000   Station Casinos, Inc. -- 144A,
                6.88%, 03/01/16..............         9,213
                                               ------------
                                                    416,019
                                               ------------
              MANUFACTURING -- 0.2%
    270,000   Tyco International Group SA
                (Luxembourg),
                6.38%, 10/15/11..............       285,607
    530,000   Tyco International Group SA
                (Luxembourg),
                6.00%, 11/15/13..............       557,892
                                               ------------
                                                    843,499
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.2%
    125,000   DaVita, Inc. -- 144A,
                6.63%, 03/15/13..............       125,625
     10,000   Fresenius Medical Care Capital
                Trust II,
                7.88%, 02/01/08..............        10,125
     11,000   HCA, Inc.,
                6.30%, 10/01/12..............        10,313

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                (CONTINUED)
$   130,000   HCA, Inc.,
                6.25%, 02/15/13..............  $    118,463
    160,000   HCA, Inc.,
                6.75%, 07/15/13..............       147,999
     11,000   HCA, Inc.,
                5.75%, 03/15/14..............         9,419
      6,000   HCA, Inc.,
                6.50%, 02/15/16..............         5,138
     20,000   HCA, Inc. -- 144A,
                9.13%, 11/15/14..............        21,425
    160,000   HCA, Inc. -- 144A,
                9.25%, 11/15/16..............       172,999
     26,000   HCA, Inc. -- 144A,
                9.63%, 11/15/16..............        28,145
     60,000   Tenet Healthcare Corp.,
                6.38%, 12/01/11..............        56,400
     30,000   Tenet Healthcare Corp.,
                6.50%, 06/01/12..............        27,825
                                               ------------
                                                    733,876
                                               ------------
              METALS AND MINING -- 0.2%
    190,000   Freeport-McMoRan Copper & Gold,
                Inc.,
                8.38%, 04/01/17..............       205,913
     60,000   Steel Dynamics, Inc. -- 144A,
                6.75%, 04/01/15..............        60,375
    356,000   Vale Overseas, Ltd. (Cayman
                Islands),
                6.88%, 11/21/36..............       369,416
                                               ------------
                                                    635,704
                                               ------------
              OFFICE EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.0%
     40,000   Xerox Corp.,
                6.75%, 02/01/17..............        42,057
                                               ------------
              OIL, COAL AND GAS -- 1.9%
     30,000   AmeriGas Partners LP/AmeriGas
                Eagle Finance Corp.,
                7.13%, 05/20/16..............        30,225
    215,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       238,022
     20,000   Anadarko Petroleum Corp.,
                5.95%, 09/15/16..............        20,078
     35,000   Anadarko Petroleum Corp.,
                6.45%, 09/15/36..............        34,747
     45,000   Chesapeake Energy Corp.,
                7.75%, 01/15/15..............        47,138
      5,000   Chesapeake Energy Corp.,
                6.38%, 06/15/15..............         5,000
     20,000   Chesapeake Energy Corp.,
                6.25%, 01/15/18..............        19,850
    340,000   ChevronTexaco Capital Company
                (Canada),
                3.50%, 09/17/07..............       337,513

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   105,000   Complete Production Service --
                144A,
                8.00%, 12/15/16..............  $    108,150
    230,000   Conoco, Inc.,
                6.95%, 04/15/29..............       261,565
     86,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31..............        95,460
     25,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32(8)...........        27,750
    330,000   El Paso Natural Gas,
                8.38%, 06/15/32..............       408,225
    500,000   El Paso Performance-Link --
                144A,
                7.75%, 07/15/11..............       534,375
    720,000   Gaz Capital SA/OAO Gazprom --
                144A (Luxembourg),
                6.21%, 11/22/16(4)...........       722,160
    190,000   Gaz Capital SA/OAO Gazprom --
                144A (Luxembourg),
                6.51%, 03/07/22(4)...........       193,325
     30,000   Hess Corp.,
                7.88%, 10/01/29..............        34,703
    220,000   Hess Corp.,
                7.30%, 08/15/31..............       243,227
    180,000   Kerr-McGee Corp.,
                6.95%, 07/01/24..............       190,127
    920,000   Kerr-McGee Corp.,
                7.88%, 09/15/31..............     1,073,190
     50,000   Kinder Morgan Energy Partners,
                LP,
                6.30%, 02/01/09..............        50,903
    240,000   Kinder Morgan Energy Partners,
                LP,
                6.75%, 03/15/11..............       252,377
     40,000   Kinder Morgan Energy Partners,
                LP,
                6.00%, 02/01/17..............        40,514
     55,000   Opti Canada, Inc. -- 144A
                (Canada),
                8.25%, 12/15/14..............        57,475
     40,000   Peabody Energy Corp., Series B,
                6.88%, 03/15/13..............        40,900
    310,000   Pemex Project Funding Master
                Trust,
                7.38%, 12/15/14..............       343,170
    290,000   Petrobas International Finance
                Company (Cayman Islands),
                6.13%, 10/06/16..............       297,250
     45,000   Pogo Producing Company,
                6.88%, 10/01/17..............        44,100
     30,000   Pride International, Inc.,
                7.38%, 07/15/14..............        30,900
     25,000   Semgroup LP -- 144A,
                8.75%, 11/15/15..............        25,500
     15,000   Southern Natural Gas,
                8.00%, 03/01/32..............        17,892

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$    30,000   Southern Natural Gas -- 144A,
                5.90%, 04/01/17..............  $     30,150
     95,000   Suburban Propane Partners,
                6.88%, 12/15/13..............        94,050
     40,000   Tennessee Gas Pipeline,
                7.63%, 04/01/37..............        46,159
    310,000   TNK-BP Finance SA -- 144A
                (Luxembourg),
                7.50%, 07/18/16..............       327,825
     80,000   Western Oil Sands, Inc.
                (Canada),
                8.38%, 05/01/12..............        89,800
     20,000   Williams Companies, Inc.,
                7.75%, 06/15/31..............        21,500
    390,000   Williams Companies, Inc.,
                Series A,
                7.50%, 01/15/31..............       415,350
    190,000   XTO Energy, Inc.,
                7.50%, 04/15/12..............       208,199
                                               ------------
                                                  7,058,844
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.0%
    110,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       115,668
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.1%
     40,000   AmerisourceBergen Corp.,
                5.88%, 09/15/15..............        39,949
    230,000   Wyeth,
                5.95%, 04/01/37..............       227,299
                                               ------------
                                                    267,248
                                               ------------
              PRINTING AND PUBLISHING -- 0.0%
     45,000   Idearc, Inc. -- 144A,
                8.00%, 11/15/16..............        46,519
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 1.0%
    834,609   Washington Mutual Bank, Series
                2005-AR13, Class A1B3,
                Floating Rate,
                5.68%, 10/25/45(3)...........       839,007
    477,765   Washington Mutual Mortgage
                Pass-Through Certificates,
                Series 2005-AR1, Class A1A,
                Floating Rate,
                5.64%, 01/25/45(3)...........       478,784
    600,000   Washington Mutual Mortgage
                Pass-Through Certificates,
                Series 2007-HY4, Class 4A1,
                5.53%, 09/25/36..............       601,752

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: BANKS (CONTINUED)
$   778,969   Washington Mutual Pass-Through
                Certificates, Series
                2005-AR13, Class A1A1,
                Floating Rate,
                5.61%, 10/25/45(3)...........  $    780,570
    896,219   Washington Mutual Pass-Through
                Certificates, Series
                2005-AR15, Class A1A2,
                Floating Rate,
                5.60%, 11/25/45(3)...........       899,772
                                               ------------
                                                  3,599,885
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.7%
    736,674   Lehman XS Trust, Series
                2005-5N, Class 1A1, Floating
                Rate,
                5.62%, 11/25/35(3)...........       739,020
    503,759   Lehman XS Trust, Series
                2005-7N, Class 1A1B, Floating
                Rate,
                5.62%, 12/25/35(3)...........       505,755
  1,025,186   Lehman XS Trust, Series
                2006-GP4, Class 3A1A,
                Floating Rate,
                5.39%, 08/25/46(3)...........     1,024,970
    300,000   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A4A,
                4.99%, 08/13/42..............       293,473
                                               ------------
                                                  2,563,218
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 9.4%
    856,337   Accredited Mortgage Loan Trust,
                Series 2005-3, Class A1,
                Floating Rate,
                5.56%, 09/25/35(3)...........       856,718
    360,372   Adjustable Rate Mortgage Trust,
                Series 2004-2, Class 7A2,
                Floating Rate,
                5.74%, 02/25/35(3)...........       362,578
    276,435   Adjustable Rate Mortgage Trust,
                Series 2004-5, Class 7A2,
                Floating Rate,
                5.70%, 04/25/35(3)...........       276,870
    280,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-5, Class A4,
                5.12%, 09/10/15..............       275,964
  3,698,270   Bear Stearns Asset Backed
                Securities, Inc., Series
                07-SD1, Class 1A3A,
                6.50%, 10/25/36..............     3,775,230
  1,594,193   Bear Stearns Mortgage Funding
                Trust, Series 2006-AR5, Class
                1A2, Floating Rate,
                5.53%, 12/25/36(3)...........     1,598,271
    161,196   Chevy Chase Mortgage Funding
                Corp. -- 144A, Series
                2003-3A, Class A1, Floating
                Rate,
                5.67%, 07/25/34(3)...........       161,250

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   401,157   Countrywide Alternative Loan
                Trust, Series 2005-36, Class
                3A1, Floating Rate,
                4.95%, 08/25/35(3)...........  $    399,586
    982,944   Countrywide Alternative Loan
                Trust, Series 2005-56, Class
                4A1, Floating Rate,
                5.63%, 11/25/35(3)...........       986,387
  1,072,951   Countrywide Alternative Loan
                Trust, Series 2005-59, Class
                1A1, Floating Rate,
                5.65%, 11/20/35(3)...........     1,077,416
    403,091   Countrywide Asset-Backed
                Certificates, Series 2005-11,
                Class AF1, Floating Rate,
                5.50%, 02/25/36(3)...........       403,428
    390,000   Countrywide Asset-Backed
                Certificates, Series 2005-4,
                Class AF3,
                4.46%, 10/25/35..............       386,625
    584,417   Countrywide Home Equity Loan
                Trust, Series 2005-G, Class
                2A, Floating Rate,
                5.55%, 12/15/35(3)...........       584,052
    974,254   Countrywide Home Loans -- 144A,
                Series 2005-R3, Class AF,
                Floating Rate,
                5.72%, 09/25/35(3)...........       980,567
    201,206   First Franklin Mortgage Loan
                Asset Backed Certificates,
                Series 2004-FF10, Class A2,
                Floating Rate,
                5.72%, 12/25/32(3)...........       201,574
    882,040   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............       909,179
  1,025,619   GMAC Mortgage Corp. Loan Trust,
                Series 2005-AR1, Class 3A,
                Floating Rate,
                4.66%, 03/18/35(3)...........     1,015,857
  1,500,000   GMAC Mortgage Corp. Loan Trust,
                Series 2006-HE1, Class A,
                Floating Rate,
                5.53%, 11/25/36(3)...........     1,499,336
  1,732,464   GSAMP Trust -- 144A, Series
                2006-SD2, Class A1, Floating
                Rate,
                5.43%, 05/25/46(3)...........     1,730,904
    319,606   Impac CMB Trust, Series
                2003-10, Class 1A1, Floating
                Rate,
                6.02%, 10/25/33(3)...........       319,884
    361,046   Impac CMB Trust, Series 2004-2,
                Class A1, Floating Rate,
                5.84%, 04/25/34(3)...........       361,271
    495,230   Impac CMB Trust, Series 2004-6,
                Class 1A1, Floating Rate,
                5.72%, 10/25/34(3)...........       496,009

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   231,284   IndyMac Index Mortgage Loan
                Trust, Series 2005-AR15,
                Class A2,
                5.10%, 09/25/35..............  $    225,431
  1,080,000   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-CB12, Class A4,
                4.90%, 09/12/37..............     1,049,394
    858,529   JPMorgan Mortgage Trust, Series
                2004-A3, Class 1A1, Floating
                Rate,
                4.30%, 07/25/34(3)...........       847,530
    870,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C1, Class
                A3,
                4.55%, 02/15/30..............       848,991
  1,098,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A4, Class 2A2,
                4.46%, 07/25/35..............     1,075,257
  1,300,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A5, Class A3,
                4.44%, 06/25/35..............     1,273,886
    500,000   Merrill Lynch Mortgage Trust,
                Series 2006-C1, Class A4,
                Floating Rate,
                5.84%, 05/12/39(3)...........       513,752
    346,002   MLCC Mortgage Investors, Inc.,
                Series 2003-F, Class A1,
                Floating Rate,
                5.64%, 10/25/28(3)...........       346,025
    354,333   Opteum Mortgage Acceptance
                Corp., Series 2005-4, Class
                1A1A, Floating Rate,
                5.49%, 11/25/35(3)...........       354,653
    937,638   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 1A1,
                5.50%, 05/25/35..............       934,064
    459,753   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 1A2,
                6.00%, 05/25/35..............       464,325
  1,923,731   Prime Mortgage Trust -- 144A,
                Series 2006-DR1, Class 2A1,
                5.50%, 05/25/35..............     1,917,017
  1,946,281   Residential Accredit Loans,
                Inc., Series 2005-Q03, Class
                A1, Floating Rate,
                5.72%, 10/25/45(3)...........     1,953,085
  1,016,558   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-15, Class 1A1,
                5.06%, 07/25/35..............     1,010,355
    485,958   Structured Asset Mortgage
                Investments, Inc., Series
                2003-AR4, Class A1, Floating
                Rate,
                5.67%, 01/19/34(3)...........       487,477

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 2,222,023   Thornburg Mortgage Securities
                Trust, Series 2006-1, Class
                A3, Floating Rate,
                5.49%, 01/25/36(3)...........  $  2,220,704
  1,124,430   Zuni Mortgage Loan Trust,
                Series 2006-0A1, Class A1,
                Floating Rate,
                5.45%, 08/25/36(3)...........     1,123,992
                                               ------------
                                                 35,304,894
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
     50,000   Host Marriott LP, Series Q,
                6.75%, 06/01/16..............        50,625
     50,000   Ventas Realty LP/Ventas Capital
                Corp.,
                6.75%, 06/01/10..............        51,625
     40,000   Ventas Realty LP/Ventas Capital
                Corp.,
                7.13%, 06/01/15..............        42,100
                                               ------------
                                                    144,350
                                               ------------
              RETAIL -- 0.0%
     20,000   JC Penney & Company, Inc.,
                7.40%, 04/01/37..............        21,676
                                               ------------
              RETAIL: SUPERMARKETS -- 0.0%
    100,000   Delhaize America, Inc.,
                9.00%, 04/15/31..............       120,652
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
     80,000   Cie Generale de Geophysique
                (France),
                7.50%, 05/15/15..............        82,800
     40,000   Cie Generale de Geophysique
                (France),
                7.75%, 05/15/17..............        41,900
                                               ------------
                                                    124,700
                                               ------------
              SEMICONDUCTORS -- 0.0%
     40,000   MagnaChip Semiconductor, Ltd.,
                Floating Rate,
                8.60%, 12/15/11(2)(8)........        34,500
     15,000   NXP BV/NXP Funding LLC -- 144A
                (the Netherlands),
                7.88%, 10/15/14..............        15,563
                                               ------------
                                                     50,063
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.9%
    190,000   AT&T, Inc.,
                5.10%, 09/15/14..............       185,911
     55,000   Cincinnati Bell, Inc.,
                7.00%, 02/15/15..............        54,863
     15,000   Citizens Communications
                Company,
                9.25%, 05/15/11..............        16,800

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$    30,000   Citizens Communications
                Company -- 144A,
                7.13%, 03/15/19..............  $     29,850
    180,000   Deutsche Telecom International
                Finance BV (the Netherlands),
                5.75%, 03/23/16..............       180,308
     20,000   Embarq Corp.,
                8.00%, 06/01/36..............        20,712
     45,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda),
                9.25%, 06/15/16..............        50,063
     25,000   Intelsat Corp. -- 144A,
                9.00%, 06/15/16..............        27,656
    220,000   Koninklijke KPN NV (the
                Netherlands),
                8.38%, 10/01/30..............       249,740
     90,000   Level 3 Financing,
                Inc. -- 144A,
                8.75%, 02/15/17..............        91,125
     10,000   Nextel Communications, Inc.,
                Series D,
                7.38%, 08/01/15..............        10,353
    580,000   Nextel Communications, Inc.,
                Series E,
                6.88%, 10/31/13..............       594,764
     60,000   Nextel Communications, Inc.,
                Series F,
                5.95%, 03/15/14..............        59,111
    780,000   Qwest Communications
                International, Inc., Floating
                Rate,
                8.86%, 02/15/09(2)...........       791,699
    105,000   Qwest Corp.,
                7.88%, 09/01/11..............       112,088
     40,000   Rogers Wireless, Inc. (Canada),
                6.38%, 03/01/14..............        41,200
    270,000   Sprint Capital Corp.,
                8.38%, 03/15/12..............       301,554
    140,000   Sprint Capital Corp.,
                8.75%, 03/15/32..............       165,593
     10,000   Sprint Nextel Corp.,
                6.00%, 12/01/16..............         9,859
    200,000   Telecom Italia Capital
                (Luxembourg),
                5.25%, 10/01/15..............       190,068
     50,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12..............        55,007
     10,000   Verizon New York, Inc., Series
                A,
                6.88%, 04/01/12..............        10,565
     85,000   Windstream Corp.,
                8.63%, 08/01/16..............        93,394
                                               ------------
                                                  3,342,283
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TRANSPORTATION -- 0.1%
$    85,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............  $     86,700
     20,000   Teekay Shipping Corp. (Marshall
                Islands),
                8.88%, 07/15/11..............        21,650
    110,000   Union Pacific Corp.,
                5.38%, 05/01/14..............       109,392
                                               ------------
                                                    217,742
                                               ------------
              UTILITIES -- 0.7%
    604,000   AES Corp.,
                7.75%, 03/01/14..............       637,221
     70,000   Dominion Resources, Inc.,
                4.75%, 12/15/10..............        69,066
    220,000   Dominion Resources, Inc.,
                5.70%, 09/17/12(8)...........       225,011
     40,000   Exelon Corp.,
                5.63%, 06/15/35..............        36,721
    160,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11..............       167,872
    470,000   FirstEnergy Corp., Series C,
                7.38%, 11/15/31..............       535,566
     50,000   Midwest Generation LLC,
                8.75%, 05/01/34..............        54,500
     37,566   Midwest Generation LLC, Series
                B,
                8.56%, 01/02/16..............        41,111
     80,000   NRG Energy, Inc.,
                7.25%, 02/01/14..............        82,200
    110,000   Pacific Gas & Electric Company,
                6.05%, 03/01/34..............       110,635
    110,000   Pacific Gas & Electric Company,
                5.80%, 03/01/37..............       106,418
    210,000   TXU Corp., Series P,
                5.55%, 11/15/14..............       187,042
     35,000   TXU Corp., Series Q,
                6.50%, 11/15/24..............        29,674
    320,000   TXU Corp., Series R,
                6.55%, 11/15/34..............       269,567
                                               ------------
                                                  2,552,604
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $80,772,485)...........    81,195,906
                                               ------------
              CONVERTIBLE BONDS -- 0.0%
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS
     70,000   Ford Motor Company,
                4.25%, 12/15/36
                (Cost $70,000)...............        77,525
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              MUNICIPAL BONDS -- 0.4%
              VIRGINIA
$ 1,481,716   Virginia State Housing
                Development Authority, Series
                C, Revenue Bond,
                6.00%, 06/25/34
                (Cost $1,457,449)............  $  1,481,731
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 0.8%
    450,000   AID-Israel (Israel),
                5.50%, 04/26/24..............       472,168
    510,000   Bundesrepublic Deutschland
                (Germany), Series 04,
                3.75%, 01/04/15(19)..........       668,107
     97,000   Federal Republic of Brazil
                (Brazil),
                10.13%, 05/15/27.............       141,135
    342,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40(8)..........       461,786
     59,908   Government of Canada Real
                Return Bonds (Canada),
                4.00%, 12/01/31(17)..........        74,982
    230,000   Republic of Colombia
                (Colombia), Series MTN,
                7.38%, 09/18/37..............       250,930
    206,000   Republic of Panama (Panama),
                7.13%, 01/29/26..............       223,510
    230,000   Russian Federation -- 144A
                (Russian),
                5.00%, 03/31/30..............       261,584
     16,000   United Mexican States (Mexico),
                5.63%, 01/15/17..............        16,168
    357,000   United Mexican States (Mexico),
                Series MTNA,
                6.75%, 09/27/34..............       390,201
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $2,748,621)............     2,960,571
                                               ------------
 CONTRACTS
 ---------
              PURCHASED CALL OPTIONS -- 0.0%
         45   Euribor, receives 3 month
                floating LIBOR, Expiring
                September 2007
                (Cost $16,184)...............         5,636
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 5.2%
$19,601,082   Securities Lending Collateral
                Investment (Note 3)
                (Cost $19,601,082)...........    19,601,082
                                               ------------
              TOTAL SECURITIES
                (Cost $390,947,701)..........   420,464,377
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 6.8%
$25,332,720   With Investors Bank and Trust,
                dated 03/30/07, 4.76%, due
                04/02/07, repurchase proceeds
                at maturity $25,342,768
                (Collateralized by various
                Fannie Mae Adjustable Rate
                Mortgages, 4.16%-4.29%, due
                04/01/34-06/01/34, with a
                total value of $24,695,003
                and various Small Business
                Administrations, 8.38%-
                8.63%, due 01/25/15-11/25/15,
                with a total value of
                $1,904,353)
                (Cost $25,332,720)...........  $ 25,332,720
                                               ------------
              TOTAL INVESTMENTS BEFORE CALL AND PUT OPTIONS
                WRITTEN -- 118.8%
              (Cost $416,280,421)............   445,797,097
                                               ------------
 CONTRACTS
 ---------
              CALL OPTIONS WRITTEN -- (0.0)%
        (51)  US Treasury Bond June Future,
                Expiring May 2007 @ 116
                (Premium $11,511)............        (4,781)
                                               ------------
              PUT OPTIONS WRITTEN -- (0.0)%
        (51)  US Treasury Bond June Future,
                Expiring May 2007 @ 108
                (Premium $8,870).............        (9,562)
                                               ------------
              Total Investments net of Call
                and Put Options
                Written -- 118.8%
                (Cost $416,260,040)..........   445,782,754
              Liabilities less other
                assets -- (18.8)%............   (70,664,944)
                                               ------------
              NET ASSETS -- 100.0%...........  $375,117,810
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $416,260,040.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $33,673,563
    Gross unrealized depreciation..........   (4,150,849)
                                             -----------
    Net unrealized appreciation............  $29,522,714
                                             ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                            VALUE
   ------                                        --------------
               COMMON STOCKS -- 97.6%
               ADVERTISING -- 0.6%
   1,826,353   The Interpublic Group of
                Companies, Inc.*(8)............  $   22,482,405
                                                 --------------
               AEROSPACE AND DEFENSE -- 1.0%
     300,000   Northrop Grumman Corp. .........      22,266,000
     146,300   The Boeing Company..............      13,007,533
                                                 --------------
                                                     35,273,533
                                                 --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.5%
     320,000   Limited Brands, Inc. ...........       8,339,200
     110,000   VF Corp. .......................       9,088,200
                                                 --------------
                                                     17,427,400
                                                 --------------
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE EQUIPMENT
                AND REPAIRS -- 1.2%
     154,727   Autoliv, Inc. (Sweden)..........       8,836,459
     104,000   BorgWarner, Inc. ...............       7,843,680
     146,600   DaimlerChrysler AG
                (Germany)(8)...................      11,993,346
     428,700   General Motors Corp. ...........      13,135,368
                                                 --------------
                                                     41,808,853
                                                 --------------
               BANKS -- 3.3%
   1,126,082   Bank of America Corp. ..........      57,452,704
     587,200   National City Corp.(8)..........      21,873,200
     215,800   SunTrust Banks, Inc. ...........      17,920,032
     200,000   Wachovia Corp. .................      11,010,000
     265,600   Wells Fargo & Company...........       9,144,608
                                                 --------------
                                                    117,400,544
                                                 --------------
               BROADCAST SERVICES/MEDIA -- 5.7%
     813,500   CBS Corp. -- Class B............      24,884,965
   1,031,900   Clear Channel Communications,
                Inc. ..........................      36,157,776
   1,240,447   Comcast Corp. -- Class A*.......      32,189,600
     967,500   Comcast Corp. -- Special Class
                A*.............................      24,642,225
     165,000   The Walt Disney Company.........       5,680,950
   3,937,300   Time Warner, Inc. ..............      77,643,556
                                                 --------------
                                                    201,199,072
                                                 --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.1%
     125,000   Accenture, Ltd. -- Class A
                (Bermuda)......................       4,817,500
                                                 --------------
               CHEMICALS -- 0.5%
     200,000   EI du Pont de Nemours and
                Company........................       9,886,000
     200,000   The Dow Chemical Company(8).....       9,172,000
                                                 --------------
                                                     19,058,000
                                                 --------------
               COMPUTER EQUIPMENT, SOFTWARE AND SERVICES --4.5%
   1,328,400   Electronic Data Systems Corp....      36,770,112

   SHARES                                            VALUE
   ------                                        --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                (CONTINUED)
     959,900   Hewlett-Packard Company.........  $   38,530,386
     686,200   International Business Machines
                Corp. .........................      64,681,212
     680,000   Microsoft Corp. ................      18,951,600
                                                 --------------
                                                    158,933,310
                                                 --------------
               CONSUMER GOODS AND SERVICES -- 5.2%
     525,000   Altria Group, Inc. .............      46,100,250
   1,079,200   Avon Products, Inc. ............      40,210,992
     561,500   Kimberly-Clark Corp. ...........      38,457,135
     428,000   Procter & Gamble Company........      27,032,480
     115,000   The Black & Decker Corp.(8).....       9,386,300
     320,000   The Clorox Company..............      20,380,800
                                                 --------------
                                                    181,567,957
                                                 --------------
               CONTAINERS AND PACKAGING -- 0.3%
     440,000   Owens-Illinois, Inc.*...........      11,338,800
                                                 --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 1.9%
   1,880,800   General Electric Company........      66,505,088
                                                 --------------
               ELECTRONICS -- 2.7%
     125,116   Arrow Electronics, Inc.*........       4,723,129
   1,121,400   Flextronics International, Ltd.
                (Singapore)*...................      12,268,116
   1,939,177   Sanmina-SCI Corp.*..............       7,019,821
   9,744,905   Solectron Corp.*................      30,696,451
     803,600   Sony Corp. (ADR) (Japan)........      40,573,763
                                                 --------------
                                                     95,281,280
                                                 --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.5%
     504,200   Waste Management, Inc.(8).......      17,349,522
                                                 --------------
               FINANCIAL SERVICES -- 14.8%
     410,600   American Express Company........      23,157,840
     365,800   Capital One Financial Corp. ....      27,603,268
   1,967,200   Citigroup, Inc. ................     100,996,048
     216,385   Countrywide Financial Corp. ....       7,279,191
   1,416,900   Fannie Mae......................      77,334,402
     399,900   Freddie Mac.....................      23,790,051
   2,669,640   JPMorgan Chase & Company........     129,157,183
     179,400   Legg Mason, Inc. ...............      16,901,274
   1,120,700   Merrill Lynch & Company,
                Inc. ..........................      91,527,569
      84,000   The Goldman Sachs Group,
                Inc. ..........................      17,356,920
                                                 --------------
                                                    515,103,746
                                                 --------------
               FOOD AND BEVERAGE -- 2.9%
     265,000   Kellogg Company.................      13,628,950
   1,610,900   Kraft Foods, Inc. -- Class
                A(8)...........................      51,001,094

                    See notes to portfolios of investments.

                            VALUE & INCOME PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                            VALUE
   ------                                        --------------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE (CONTINUED)
      35,000   Molson Coors Brewing
                Company -- Class B.............  $    3,311,700
     255,000   PepsiCo, Inc. ..................      16,207,800
   1,093,305   Sara Lee Corp. .................      18,498,721
                                                 --------------
                                                    102,648,265
                                                 --------------
               INSURANCE -- 8.2%
     623,600   Aetna, Inc. ....................      27,307,444
   1,194,800   American International Group,
                Inc. ..........................      80,314,456
     550,000   Genworth Financial,
                Inc. -- Class A................      19,217,000
     109,400   MBIA, Inc. .....................       7,164,606
     450,200   MetLife, Inc. ..................      28,430,130
      61,566   PartnerRE, Ltd. (Bermuda)(8)....       4,219,734
     170,000   RenaissanceRe Holdings, Ltd.
                (Bermuda)......................       8,523,800
     430,600   The Chubb Corp.(8)..............      22,249,102
     145,000   The Hartford Financial Services
                Group, Inc. ...................      13,859,100
   1,168,338   The Travelers Companies,
                Inc. ..........................      60,484,858
     238,000   XL Capital, Ltd. -- Class A
                (Cayman Islands)...............      16,650,480
                                                 --------------
                                                    288,420,710
                                                 --------------
               INTERNET SERVICES -- 0.2%
     340,000   Cisco Systems, Inc.*............       8,680,200
                                                 --------------
               MANUFACTURING -- 3.4%
     140,000   Eaton Corp. ....................      11,698,400
     758,600   Honeywell International,
                Inc. ..........................      34,941,116
     300,000   Ingersoll-Rand Company
                Ltd. -- Class A (Bermuda)......      13,011,000
     592,950   Smurfit-Stone Container
                Corp.*.........................       6,676,617
     147,700   SPX Corp. ......................      10,368,540
   1,387,300   Tyco International, Ltd.
                (Bermuda)......................      43,769,315
                                                 --------------
                                                    120,464,988
                                                 --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES --1.4%
   1,319,700   Boston Scientific Corp.*........      19,188,438
   4,606,420   Tenet Healthcare Corp.*.........      29,619,281
                                                 --------------
                                                     48,807,719
                                                 --------------
               METALS AND MINING -- 0.6%
     390,000   Arcelor Mittal -- Class A (the
                Netherlands)(8)................      20,627,100
                                                 --------------
               OIL, COAL AND GAS -- 9.2%
     275,000   BP PLC (ADR)
                (United Kingdom)...............      17,806,250
   1,276,300   ChevronTexaco Corp.(8)..........      94,395,148
   1,242,602   ConocoPhillips..................      84,931,847
   1,354,800   Exxon Mobil Corp. ..............     102,219,660

   SHARES                                            VALUE
   ------                                        --------------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
      78,000   Occidental Petroleum Corp. .....  $    3,846,180
     234,600   Total SA (ADR) (France).........      16,370,388
                                                 --------------
                                                    319,569,473
                                                 --------------
               PAPER AND FOREST PRODUCTS -- 1.5%
     756,400   Louisiana-Pacific Corp. ........      15,173,384
   1,180,700   MeadWestvaco Corp. .............      36,412,788
                                                 --------------
                                                     51,586,172
                                                 --------------
               PHARMACEUTICALS/RESEARCH AND DEVELOPMENT -- 7.1%
     385,800   AmerisourceBergen Corp. ........      20,350,950
     283,800   Medco Health Solutions, Inc.*...      20,584,014
     613,800   Merck & Company, Inc. ..........      27,111,546
   2,509,100   Millennium Pharmaceuticals,
                Inc.*..........................      28,503,376
   3,873,600   Pfizer, Inc. ...................      97,847,136
     891,800   Watson Pharmaceuticals, Inc.*...      23,570,274
     646,600   Wyeth...........................      32,349,398
                                                 --------------
                                                    250,316,694
                                                 --------------
               RETAIL -- 2.4%
     680,300   Circuit City Stores, Inc. ......      12,605,959
     859,662   Federated Department Stores,
                Inc. ..........................      38,727,773
     905,000   Office Depot, Inc.*.............      31,801,700
                                                 --------------
                                                     83,135,432
                                                 --------------
               RETAIL: RESTAURANTS -- 0.9%
     705,000   McDonald's Corp. ...............      31,760,250
                                                 --------------
               RETAIL: SUPERMARKETS -- 1.5%
     819,925   Safeway, Inc. ..................      30,042,052
     779,350   The Kroger Company..............      22,016,638
                                                 --------------
                                                     52,058,690
                                                 --------------
               SEMICONDUCTORS -- 1.2%
   2,179,700   Intel Corp. ....................      41,697,661
                                                 --------------
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES --7.7%
   3,112,746   Alcatel-Lucent (ADR)
                (France)(8)....................      36,792,658
   2,569,855   AT&T, Inc. .....................     101,329,382
     214,500   Crown Castle International
                Corp.*(8)......................       6,891,885
     390,000   Nokia Oyj (ADR) (Finland)*......       8,938,800
   6,631,800   Qwest Communications
                International, Inc.*(8)........      59,619,882
   1,178,800   Sprint Nextel Corp. ............      22,350,048
     887,652   Verizon Communications, Inc. ...      33,659,764
                                                 --------------
                                                    269,582,419
                                                 --------------
               TOYS -- 0.9%
   1,138,200   Mattel, Inc. ...................      31,380,174
                                                 --------------

                    See notes to portfolios of investments.

                            VALUE & INCOME PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                            VALUE
   ------                                        --------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION -- 2.1%
     259,300   Con-way, Inc. ..................  $   12,923,512
   1,479,200   CSX Corp. ......................      59,241,960
                                                 --------------
                                                     72,165,472
                                                 --------------
               UTILITIES -- 3.6%
     310,000   Allegheny Energy, Inc.*.........      15,233,400
   1,119,580   American Electric Power Company,
                Inc. ..........................      54,579,525
     224,800   Constellation Energy Group......      19,546,360
     225,000   Entergy Corp. ..................      23,607,000
     305,800   Wisconsin Energy Corp. .........      14,837,416
                                                 --------------
                                                    127,803,701
                                                 --------------
               TOTAL COMMON STOCKS
                (Cost $2,838,428,532)..........   3,426,252,130
                                                 --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 6.3%
$221,143,655   Securities Lending Collateral
                Investment (Note 3) (Cost
                $221,143,655)..................     221,143,655
                                                 --------------
               TOTAL SECURITIES
                (Cost $3,059,572,187)..........   3,647,395,785
                                                 --------------
               REPURCHASE AGREEMENTS -- 2.0%
  70,469,240   With Investors Bank & Trust,
                dated 03/30/07, 4.76%, due
                04/02/07, repurchase proceeds
                at maturity $70,497,193
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.21%, due 05/01/35, with a
                value of $15,038,311, Freddie
                Mac Adjustable Rate Mortgage,
                5.67%, due 02/15/36, with a
                value of $54,772,093 and Small
                Business Administration, 9.13%,
                due 01/25/15, with a value of
                $4,182,298) (Cost
                $70,469,240)...................      70,469,240
                                                 --------------
               Total Investments -- 105.9%
                (Cost $3,130,041,427)..........   3,717,865,025
               Liabilities less other
                assets -- (5.9)%...............    (207,532,977)
                                                 --------------
               NET ASSETS -- 100.0%............  $3,510,332,048
                                                 ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $3,130,041,427.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..............  $675,360,973
    Gross unrealized depreciation..............   (87,537,375)
                                                 ------------
    Net unrealized appreciation................  $587,823,598
                                                 ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                                VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 95.1%
              ADVERTISING -- 3.2%
     35,800   RH Donnelley Corp.(8)..........  $  2,537,862
    148,600   The Interpublic Group of
                Companies, Inc.*(8)..........     1,829,266
                                               ------------
                                                  4,367,128
                                               ------------
              AEROSPACE AND DEFENSE -- 3.6%
      9,400   Empresa Brasileira de
                Aeronautica SA (ADR)
                (Brazil)(8)..................       431,084
      2,000   Lockheed Martin Corp...........       194,040
     56,600   Northrop Grumman Corp..........     4,200,852
                                               ------------
                                                  4,825,976
                                               ------------
              AUTOMOBILE: RENTAL -- 0.3%
     14,410   Avis Budget Group, Inc.*.......       393,681
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 1.0%
     17,600   Magna International, Inc. --
                Class A (Canada)(8)..........     1,321,936
                                               ------------
              BANKS -- 3.8%
     45,555   Bank of America Corp...........     2,324,216
     22,100   Comerica, Inc.(8)..............     1,306,552
     19,000   KeyCorp........................       711,930
     11,400   UnionBanCal Corp...............       722,988
                                               ------------
                                                  5,065,686
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 1.7%
86,300.....   First Data Corp................     2,321,470
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE
                AND SERVICES -- 14.2%
     42,900   BMC Software, Inc.*............     1,320,891
    256,866   CA, Inc........................     6,655,399
    214,600   Electronic Data Systems
                Corp.........................     5,940,128
    192,800   Microsoft Corp.................     5,373,336
                                               ------------
                                                 19,289,754
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 7.6%
    118,500   Centex Corp.(8)................     4,950,930
     59,400   Lennar Corp. -- Class A........     2,507,274
    104,100   Pulte Homes, Inc...............     2,754,486
                                               ------------
                                                 10,212,690
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.9%
     15,400   Altria Group, Inc..............     1,352,274
     41,160   Unilever PLC (ADR)
                (United Kingdom).............     1,237,681
                                               ------------
                                                  2,589,955
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES -- 8.0%
     66,000   Freddie Mac....................  $  3,926,340
     94,500   JPMorgan Chase & Company.......     4,571,910
      7,400   Prudential Financial, Inc......       667,924
     39,600   Washington Mutual, Inc.........     1,599,048
                                               ------------
                                                 10,765,222
                                               ------------
              INSURANCE -- 14.1%
     11,700   Assurant, Inc..................       627,471
     66,200   Conseco, Inc.*.................     1,145,260
    113,500   Genworth Financial, Inc. --
                Class A......................     3,965,690
     52,400   MetLife, Inc.(8)...............     3,309,060
      6,800   The Hartford Financial Services
                Group, Inc...................       649,944
     90,000   The Travelers Companies,
                Inc..........................     4,659,300
    120,200   UnumProvident Corp.(8).........     2,768,206
     28,000   XL Capital, Ltd. -- Class A
                (Cayman Islands)(8)..........     1,958,880
                                               ------------
                                                 19,083,811
                                               ------------
              LEISURE AND RECREATION -- 1.0%
     41,220   Wyndham Worldwide Corp.*.......     1,407,663
                                               ------------
              MANUFACTURING -- 6.2%
     49,500   Flowserve Corp.................     2,830,905
    175,500   Tyco International, Ltd.
                (Bermuda)....................     5,537,025
                                               ------------
                                                  8,367,930
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 1.0%
    204,600   Tenet Healthcare Corp.*(8).....     1,315,578
                                               ------------
              METALS AND MINING -- 3.0%
    118,000   Alcoa, Inc.....................     4,000,200
                                               ------------
              OIL, COAL AND GAS -- 2.9%
     32,300   Petro-Canada (Canada)..........     1,266,483
     19,400   Royal Dutch Shell PLC -- Class
                B (ADR)(United Kingdom)......     1,292,234
     19,800   Sunoco, Inc....................     1,394,712
                                               ------------
                                                  3,953,429
                                               ------------
              PAPER AND FOREST PRODUCTS -- 1.3%
     22,800   Weyerhaeuser Company...........     1,704,072
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 2.1%
    112,800   Schering-Plough Corp...........     2,877,528
                                               ------------
              PRINTING AND PUBLISHING -- 0.9%
     34,100   Idearc, Inc....................     1,196,910
                                               ------------

                    See notes to portfolios of investments.

                                VALUE PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE DEVELOPMENT AND SERVICES -- 1.9%
     47,900   The St. Joe Company(8).........  $  2,505,649
                                               ------------
              RETAIL -- 5.3%
    105,000   The Home Depot, Inc............     3,857,700
     71,600   Wal-Mart Stores, Inc...........     3,361,620
                                               ------------
                                                  7,219,320
                                               ------------
              RETAIL: RESTAURANTS -- 1.5%
     14,900   McDonald's Corp................       671,245
     23,300   YUM! Brands, Inc...............     1,345,808
                                               ------------
                                                  2,017,053
                                               ------------
              RETAIL: SUPERMARKETS -- 1.4%
     51,300   Safeway, Inc...................     1,879,632
                                               ------------
              UTILITIES -- 7.2%
     93,400   Exelon Corp....................     6,417,514
     54,200   FPL Group, Inc.................     3,315,414
                                               ------------
                                                  9,732,928
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $123,215,017)..........   128,415,201
                                               ------------
PRINCIPAL
---------
              SECURITIES LENDING COLLATERAL -- 12.7%
$17,086,850   Securities Lending Collateral
                Investment (Note 3)
                (Cost $17,086,850)...........    17,086,850
                                               ------------
              TOTAL SECURITIES
                (Cost $140,301,867)..........   145,502,051
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------

              REPURCHASE AGREEMENTS -- 4.7%
$ 6,294,587   With Investors Bank and Trust,
                dated 03/30/07, 4.76%, due
                04/02/07, repurchase proceeds
                at maturity $6,297,084
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                5.82%, due 12/25/33, with a
                value of $5,306,944 and Small
                Business Administration,
                9.38%, due 12/25/26, with a
                value of $1,302,372)
                (Cost $6,294,587)............  $  6,294,587
                                               ------------
              Total Investments -- 112.5%
                (Cost $146,596,454)..........   151,796,638
              Liabilities less other
                assets -- (12.5)%............   (16,835,884)
                                               ------------
              NET ASSETS -- 100.0%...........  $134,960,754
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $146,596,454.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $ 8,600,267
    Gross unrealized depreciation...........   (3,400,083)
                                              -----------
    Net unrealized appreciation.............  $ 5,200,184
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 98.0%
              AEROSPACE AND DEFENSE -- 3.0%
     59,954   Goodrich Corp. ..............  $    3,086,432
     50,900   Lockheed Martin Corp. .......       4,938,318
    106,400   Northrop Grumman Corp. ......       7,897,008
    121,000   Raytheon Company.............       6,347,660
     83,931   The Boeing Company...........       7,462,305
     49,170   United Technologies Corp. ...       3,196,050
                                             --------------
                                                 32,927,773
                                             --------------
              AGRICULTURE -- 0.3%
     57,400   Monsanto Company.............       3,154,704
                                             --------------
              AIRLINES -- 0.3%
     66,065   US Airways Group, Inc.*......       3,004,636
                                             --------------
              APPAREL: MANUFACTURING AND RETAIL -- 1.5%
     22,900   American Eagle Outfitters,
                Inc.(8)....................         686,771
     80,394   Chico's FAS, Inc.*...........       1,964,025
     59,000   Coach, Inc.*.................       2,952,950
     31,400   Jones Apparel Group, Inc. ...         964,922
      8,300   Payless ShoeSource, Inc.*....         275,560
    170,684   The Gap, Inc. ...............       2,937,472
    257,105   Urban Outfitters, Inc.*......       6,815,854
                                             --------------
                                                 16,597,554
                                             --------------
              AUTOMOBILE: RENTAL -- 0.0%
      4,400   Avis Budget Group, Inc.*.....         120,208
                                             --------------
              AUTOMOBILE: RETAIL -- 0.2%
     66,437   Advance Auto Parts, Inc. ....       2,561,146
                                             --------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 1.0%
     32,600   Autoliv, Inc. (Sweden).......       1,861,786
    103,900   AutoNation, Inc.*............       2,206,836
      1,500   Harley-Davidson, Inc. .......          88,125
     53,311   Oshkosh Truck Corp.(8).......       2,825,483
     37,300   PACCAR, Inc.(8)..............       2,737,820
     46,800   TRW Automotive Holdings
                Corp.*.....................       1,629,576
                                             --------------
                                                 11,349,626
                                             --------------
              BANKS -- 4.7%
    169,900   Bank of America Corp. .......       8,668,298
     65,200   Comerica, Inc.(8)............       3,854,624
     12,400   Credicorp, Ltd. (Bermuda)....         604,252
    131,100   National City Corp.(8).......       4,883,475
     37,400   Regions Financial Corp. .....       1,322,838

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
     44,300   SunTrust Banks, Inc. ........  $    3,678,672
    136,000   US Bancorp...................       4,755,920
    184,385   Wachovia Corp. ..............      10,150,394
    394,100   Wells Fargo & Company........      13,568,863
                                             --------------
                                                 51,487,336
                                             --------------
              BROADCAST SERVICES/MEDIA -- 4.0%
     94,482   CBS Corp. -- Class B.........       2,890,204
     71,400   Comcast Corp. -- Class A*....       1,852,830
     32,100   EchoStar Communications
                Corp. -- Class A*..........       1,394,103
     20,800   News Corp. -- Class B(8).....         508,976
     66,200   Rogers Communications,
                Inc. --
                Class B (Canada)(8)........       2,168,712
     80,300   Shaw Communications, Inc. --
                Class B (Canada)...........       2,964,676
    277,300   The DIRECTV Group, Inc.*(8)..       6,397,311
     40,400   The McGraw-Hill Companies,
                Inc. ......................       2,540,352
    125,500   The Walt Disney Company(8)...       4,320,965
    770,194   Time Warner, Inc. ...........      15,188,226
     92,365   Viacom, Inc. -- Class B*.....       3,797,125
                                             --------------
                                                 44,023,480
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 1.1%
     62,400   Accenture, Ltd. -- Class A
                (Bermuda)..................       2,404,896
     22,100   Dun & Bradstreet Corp. ......       2,015,520
     90,800   First Data Corp. ............       2,442,520
     24,300   Moody's Corp. ...............       1,508,058
     91,823   Paychex, Inc. ...............       3,477,337
                                             --------------
                                                 11,848,331
                                             --------------
              CHEMICALS -- 0.9%
     26,800   Ashland, Inc. ...............       1,758,080
     66,139   EI du Pont de Nemours and
                Company(8).................       3,269,251
    102,400   Methanex Corp. (Canada)......       2,286,592
     85,200   NOVA Chemicals Corp.
                (Canada)(8)................       2,637,792
                                             --------------
                                                  9,951,715
                                             --------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 6.8%
     41,651   Apple, Inc.*.................       3,869,794
     46,400   Computer Sciences Corp.*.....       2,418,832
    236,041   Electronic Arts, Inc.*.......      11,887,025

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                (CONTINUED)
    218,792   Hewlett-Packard Company......  $    8,782,311
     91,700   Ingram Micro, Inc. -- Class
                A*.........................       1,770,727
     23,700   International Business
                Machines Corp. ............       2,233,962
     66,600   Intuit, Inc.*................       1,822,176
     65,900   Lexmark International,
                Inc. -- Class A*...........       3,852,514
     26,300   Mentor Graphics Corp.*.......         429,742
  1,063,155   Microsoft Corp. .............      29,630,130
     73,200   Oracle Corp.*................       1,327,116
     88,309   SanDisk Corp.*...............       3,867,934
    462,900   Sun Microsystems, Inc.*......       2,782,029
                                             --------------
                                                 74,674,292
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.1%
      1,200   American Standard Companies,
                Inc. ......................          63,624
     14,600   Lennox International,
                Inc. ......................         521,220
      2,800   Vulcan Materials Company.....         326,144
                                             --------------
                                                    910,988
                                             --------------
              CONSUMER GOODS AND SERVICES -- 4.4%
    141,012   Altria Group, Inc. ..........      12,382,264
     41,900   American Greetings Corp. --
                Class A....................         972,499
     22,900   Avon Products, Inc. .........         853,254
     49,300   Colgate-Palmolive Company....       3,292,747
      4,100   Energizer Holdings, Inc.*....         349,853
     16,546   FedEx Corp. .................       1,777,537
     10,900   Loews Corp. -- Carolina
                Group......................         824,149
     65,700   NBTY, Inc.*..................       3,484,728
    172,955   Procter & Gamble Company.....      10,923,838
     50,200   Reynolds American, Inc.(8)...       3,132,982
     76,800   The Estee Lauder Companies,
                Inc. -- Class A............       3,751,680
     51,853   United Parcel Service,
                Inc. -- Class B(8).........       3,634,895
     43,900   UST, Inc. ...................       2,545,322
                                             --------------
                                                 47,925,748
                                             --------------
              CONTAINERS AND PACKAGING -- 0.1%
      7,700   Greif, Inc. -- Class A.......         855,547
                                             --------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 1.9%
    588,424   General Electric Company.....      20,806,673
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              EDUCATION -- 0.1%
     15,100   ITT Educational Services,
                Inc.*......................  $    1,230,499
                                             --------------
              ELECTRONICS -- 0.7%
     87,900   Avnet, Inc.*.................       3,176,706
     75,000   Emerson Electric Company.....       3,231,750
     39,500   Synopsys, Inc.*..............       1,036,085
                                             --------------
                                                  7,444,541
                                             --------------
              ENERGY SERVICES -- 0.1%
     61,100   Energy East Corp.(8).........       1,488,396
                                             --------------
              ENGINEERING -- 0.3%
     58,927   Foster Wheeler, Ltd.
                (Bermuda)*.................       3,440,748
                                             --------------
              FINANCIAL SERVICES -- 10.5%
    134,333   American Express Company.....       7,576,381
     77,300   AmeriCredit Corp.*...........       1,767,078
     44,200   Ameriprise Financial,
                Inc. ......................       2,525,588
     14,100   BlackRock, Inc.(8)...........       2,203,971
    432,700   Citigroup, Inc. .............      22,214,817
    190,000   Countrywide Financial
                Corp.(8)...................       6,391,600
    396,200   JPMorgan Chase & Company.....      19,168,156
     64,600   Lehman Brothers Holdings,
                Inc. ......................       4,526,522
    185,968   Merrill Lynch & Company,
                Inc. ......................      15,188,007
    188,267   Morgan Stanley...............      14,827,909
     10,831   T Rowe Price Group, Inc. ....         511,115
     55,000   The First Marblehead
                Corp.(8)...................       2,468,950
     23,800   The Goldman Sachs Group,
                Inc. ......................       4,917,794
    207,800   Washington Mutual, Inc. .....       8,390,964
    151,239   Western Union Company........       3,319,696
                                             --------------
                                                115,998,548
                                             --------------
              FOOD AND BEVERAGE -- 3.1%
    158,900   ConAgra Foods, Inc. .........       3,958,199
     81,000   General Mills, Inc. .........       4,715,820
     68,300   Kraft Foods, Inc. -- Class
                A(8).......................       2,162,378
     26,000   Molson Coors Brewing
                Company -- Class B.........       2,460,120
    209,411   PepsiCo, Inc. ...............      13,310,163
    134,539   The Coca-Cola Company........       6,457,872
     64,100   Tyson Foods, Inc. -- Class
                A(8).......................       1,244,181
                                             --------------
                                                 34,308,733
                                             --------------
              INSURANCE -- 5.0%
     56,000   Aetna, Inc. .................       2,452,240
     25,000   Ambac Financial Group,
                Inc. ......................       2,159,750

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
    103,746   American International Group,
                Inc. ......................  $    6,973,807
     39,800   Assurant, Inc. ..............       2,134,474
     87,100   Axis Capital Holdings, Ltd.
                (Bermuda)..................       2,949,206
     29,200   CIGNA Corp. .................       4,165,672
     56,600   First American Corp. ........       2,870,752
     75,900   Genworth Financial, Inc. --
                Class A....................       2,651,946
     50,400   Hanover Insurance Group,
                Inc. ......................       2,324,448
     63,600   Loews Corp. .................       2,889,348
     35,552   MBIA, Inc. ..................       2,328,300
     13,400   Nationwide Financial
                Services, Inc. -- Class
                A..........................         721,724
     66,800   Odyssey Re Holdings
                Corp.(8)...................       2,625,908
     26,100   Principal Financial Group,
                Inc. ......................       1,562,607
     42,900   Radian Group, Inc.(8)........       2,354,352
     39,400   SAFECO Corp. ................       2,617,342
     40,100   The Allstate Corp. ..........       2,408,406
     83,600   The PMI Group, Inc. .........       3,780,392
     64,300   The Travelers Companies,
                Inc. ......................       3,328,811
     54,000   WR Berkley Corp. ............       1,788,480
                                             --------------
                                                 55,087,965
                                             --------------
              INTERNET SERVICES -- 3.2%
    510,604   Cisco Systems, Inc.*.........      13,035,720
     91,823   eBay, Inc.*..................       3,043,932
     29,046   Google, Inc. -- Class A*.....      13,307,716
     28,100   IAC/InterActive Corp.*(8)....       1,059,651
     61,100   Symantec Corp.*..............       1,057,030
    115,317   Yahoo!, Inc.*................       3,608,269
                                             --------------
                                                 35,112,318
                                             --------------
              LEISURE AND RECREATION -- 1.1%
      9,200   Carnival Corp. (Panama)......         431,112
     56,100   Marriott International,
                Inc. -- Class A(8).........       2,746,656
    132,624   Starwood Hotels & Resorts
                Worldwide, Inc. ...........       8,600,666
                                             --------------
                                                 11,778,434
                                             --------------
              MACHINERY -- 0.5%
      4,700   AGCO Corp.*..................         173,759
     25,600   Caterpillar, Inc. ...........       1,715,968

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
     26,600   Deere & Company..............  $    2,889,824
      5,100   Terex Corp.*.................         365,976
                                             --------------
                                                  5,145,527
                                             --------------
              MANUFACTURING -- 1.1%
     21,600   3M Company...................       1,650,888
      9,900   Acuity Brands, Inc. .........         538,956
     32,500   Honeywell International,
                Inc. ......................       1,496,950
     43,000   Parker Hannifin Corp. .......       3,711,330
     11,300   SPX Corp. ...................         793,260
    130,300   Tyco International, Ltd.
                (Bermuda)..................       4,110,965
                                             --------------
                                                 12,302,349
                                             --------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 3.4%
      1,200   Baxter International,
                Inc. ......................          63,204
    160,330   Boston Scientific Corp.*.....       2,331,198
      6,900   CR Bard, Inc. ...............         548,619
     49,000   Cardinal Health, Inc. .......       3,574,550
     42,200   Humana, Inc.*................       2,448,444
    199,910   Johnson & Johnson............      12,046,576
      1,000   Kinetic Concepts, Inc.*......          50,640
      5,400   Laboratory Corp. of America
                Holdings*..................         392,202
     62,300   McKesson Corp. ..............       3,647,042
     84,862   Medtronic, Inc. .............       4,163,330
     11,000   WellCare Health Plans,
                Inc.*......................         937,750
     50,926   WellPoint, Inc.*.............       4,130,099
     33,000   Zimmer Holdings, Inc.*.......       2,818,530
                                             --------------
                                                 37,152,184
                                             --------------
              METALS AND MINING -- 1.5%
    127,759   Alcoa, Inc. .................       4,331,030
      5,100   Newmont Mining Corp. ........         214,149
    111,500   Nucor Corp. .................       7,261,995
     30,800   Southern Copper Corp.(8).....       2,207,128
     20,700   United States Steel Corp. ...       2,052,819
                                             --------------
                                                 16,067,121
                                             --------------
              OIL, COAL AND GAS -- 9.5%
     42,400   Apache Corp. ................       2,997,680
     44,293   Baker Hughes, Inc. ..........       2,929,096
     47,720   Cameron International
                Corp.*.....................       2,996,339
    202,500   ChevronTexaco Corp. .........      14,976,900

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
    177,086   ConocoPhillips...............  $   12,103,828
     45,900   Devon Energy Corp. ..........       3,177,198
    522,600   Exxon Mobil Corp. ...........      39,430,169
      4,100   GlobalSantaFe Corp. (Cayman
                Islands)...................         252,888
     53,000   Holly Corp. .................       3,142,900
     90,500   Marathon Oil Corp. ..........       8,944,115
    116,664   Range Resources Corp. .......       3,896,578
    105,836   Schlumberger, Ltd.
                (Netherlands Antilles).....       7,313,268
     20,300   Sunoco, Inc. ................       1,429,932
      3,900   Tesoro Corp. ................         391,677
      4,800   Tidewater, Inc. .............         281,184
        300   Transocean, Inc. (Cayman
                Islands)*..................          24,510
                                             --------------
                                                104,288,262
                                             --------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 8.4%
    116,510   Abbott Laboratories..........       6,501,258
    125,900   AmerisourceBergen Corp. .....       6,641,225
    138,483   Amgen, Inc.*.................       7,738,430
    128,208   Biogen Idec, Inc.*...........       5,689,871
    111,982   Celgene Corp.*(8)............       5,874,576
     52,100   Forest Laboratories, Inc.*...       2,680,024
     74,546   Genentech, Inc.*.............       6,121,718
     77,306   Gilead Sciences, Inc.*.......       5,913,909
     88,305   Medco Health Solutions,
                Inc.*......................       6,404,762
    114,326   MedImmune, Inc.*(8)..........       4,160,323
    216,919   Merck & Company, Inc. .......       9,581,312
     24,600   Millennium Pharmaceuticals,
                Inc.*(8)...................         279,456
    664,800   Pfizer, Inc. ................      16,792,847
    138,600   Schering-Plough Corp. .......       3,535,686
     29,708   Sepracor, Inc.*(8)...........       1,385,284
     58,690   Wyeth........................       2,936,261
                                             --------------
                                                 92,236,942
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.4%
     39,600   Brookfield Asset Management,
                Inc. -- Class A
                (Canada)(8)................       2,069,496
     18,100   Jones Lang LaSalle, Inc. ....       1,887,468
                                             --------------
                                                  3,956,964
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 0.4%
      9,600   Boston Properties, Inc. .....  $    1,127,040
      2,100   Health Care Property
                Investors, Inc. ...........          75,663
     26,200   HRPT Properties Trust........         322,260
     11,800   Kimco Realty Corp. ..........         575,132
      6,600   ProLogis(8)..................         428,538
      3,600   Public Storage, Inc.(8)......         340,812
     12,900   Simon Property Group,
                Inc. ......................       1,435,125
      1,600   SL Green Realty Corp.(8).....         219,488
                                             --------------
                                                  4,524,058
                                             --------------
              RETAIL -- 3.1%
     68,700   Big Lots, Inc.*(8)...........       2,148,936
     53,100   Dillard's, Inc. -- Class A...       1,737,963
     38,300   Kohl's Corp.*................       2,934,163
     63,600   Office Depot, Inc.*..........       2,234,904
      8,300   OfficeMax, Inc. .............         437,742
     20,526   Sears Holdings Corp.*(8).....       3,697,964
    224,698   Staples, Inc. ...............       5,806,196
     55,907   Target Corp. ................       3,313,049
      1,100   The Home Depot, Inc. ........          40,414
     85,341   Walgreen Company.............       3,916,298
    163,953   Wal-Mart Stores, Inc. .......       7,697,594
                                             --------------
                                                 33,965,223
                                             --------------
              RETAIL: RESTAURANTS -- 0.4%
     14,700   Darden Restaurants, Inc. ....         605,493
     87,400   McDonald's Corp. ............       3,937,370
                                             --------------
                                                  4,542,863
                                             --------------
              RETAIL: SUPERMARKETS -- 1.1%
    143,300   Safeway, Inc. ...............       5,250,512
    252,800   The Kroger Company...........       7,141,600
                                             --------------
                                                 12,392,112
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.1%
      1,300   Applera Corp.-Applied
                Biosystems Group...........          38,441
      2,100   Mettler-Toledo International,
                Inc.*......................         188,097
      2,600   Varian, Inc.*................         151,476
      3,100   Waters Corp.*................         179,800
                                             --------------
                                                    557,814
                                             --------------

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS -- 3.1%
      5,600   Analog Devices, Inc. ........  $      193,144
    378,600   Atmel Corp.*.................       1,904,358
    162,342   Broadcom Corp. -- Class A*...       5,206,308
     71,700   Intel Corp. .................       1,371,621
    183,948   Marvell Technology Group,
                Ltd. (Bermuda)*............       3,092,166
     21,500   MEMC Electronic Materials,
                Inc.*......................       1,302,470
    191,000   Micron Technology, Inc.*.....       2,307,280
    174,452   National Semiconductor
                Corp. .....................       4,211,271
     15,900   Novellus Systems, Inc.*(8)...         509,118
     33,900   NVIDIA Corp.*................         975,642
    306,188   Texas Instruments, Inc. .....       9,216,259
    141,538   Xilinx, Inc.(8)..............       3,641,773
                                             --------------
                                                 33,931,410
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 5.7%
    451,822   AT&T, Inc. ..................      17,815,341
    129,200   CenturyTel, Inc. ............       5,838,548
    376,479   Corning, Inc.*...............       8,561,132
     78,518   JDS Uniphase Corp.*(8).......       1,195,829
    374,857   Level 3 Communications,
                Inc.*(8)...................       2,286,628
    332,725   QUALCOMM, Inc. ..............      14,194,049
     79,400   Sprint Nextel Corp. .........       1,505,424
     25,900   Telephone and Data Systems,
                Inc. ......................       1,544,158
      9,900   Telephone and Data Systems,
                Inc. -- Special Common
                Shares.....................         553,410
     62,700   UTStarcom, Inc.*(8)..........         519,783
    231,000   Verizon Communications,
                Inc. ......................       8,759,520
                                             --------------
                                                 62,773,822
                                             --------------
              TOYS -- 0.5%
    114,800   Hasbro, Inc. ................       3,285,576
     88,200   Mattel, Inc. ................       2,431,674
                                             --------------
                                                  5,717,250
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION -- 1.4%
    135,371   CSX Corp. ...................  $    5,421,608
     71,516   JB Hunt Transport Services,
                Inc. ......................       1,876,580
     55,400   Norfolk Southern Corp. ......       2,803,240
      7,200   Overseas Shipholding Group,
                Inc. ......................         450,720
     45,810   Union Pacific Corp. .........       4,652,006
                                             --------------
                                                 15,204,154
                                             --------------
              UTILITIES -- 3.0%
     19,000   AGL Resources, Inc. .........         811,680
     59,500   Alliant Energy Corp. ........       2,666,790
     94,400   American Electric Power
                Company, Inc. .............       4,602,000
      8,400   DTE Energy Company...........         402,360
     78,700   Duke Energy Corp. ...........       1,596,823
     86,100   Edison International(8)......       4,230,093
     38,700   Energen Corp. ...............       1,969,443
      9,300   Entergy Corp. ...............         975,756
     70,000   FirstEnergy Corp. ...........       4,636,800
      4,500   NRG Energy, Inc.*(8).........         324,180
    110,900   PG&E Corp. ..................       5,353,143
     20,700   Reliant Energy, Inc.*(8).....         420,624
     73,300   TXU Corp. ...................       4,698,530
                                             --------------
                                                 32,688,222
                                             --------------
              TOTAL COMMON STOCKS
                (Cost $959,812,832)........   1,075,536,216
                                             --------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 7.6%
$83,584,336   Securities Lending Collateral
                Investment (Note 3)
                (Cost $83,584,336).........      83,584,336
                                             --------------
              TOTAL SECURITIES
                (Cost $1,043,397,168)......   1,159,120,552
                                             --------------

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 1.8%
$20,076,604   With Investors Bank and
                Trust, dated 03/30/07,
                4.76%, due 04/02/07,
                repurchase proceeds at
                maturity $20,084,567
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 4.49% due
                07/01/33, with a value of
                $8,034,791 and various
                Small Business
                Administrations,
                7.63%-9.13% due 02/25/23-
                07/25/27, with a total
                value of $13,045,643) (Cost
                $20,076,604)...............  $   20,076,604
                                             --------------
              Total Investments -- 107.4%
                (Cost $1,063,473,772)......   1,179,197,156
              Liabilities less other
                assets -- (7.4)%...........     (80,756,417)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,098,440,739
                                             ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $1,063,473,772.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $134,755,146
    Gross unrealized depreciation..........   (19,031,762)
                                             ------------
    Net unrealized appreciation............  $115,723,384
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 97.9%
              AEROSPACE AND DEFENSE -- 4.4%
    322,244   General Dynamics Corp. ......  $   24,619,442
    237,796   Goodrich Corp. ..............      12,241,738
    339,056   Lockheed Martin Corp. .......      32,895,213
    177,813   The Boeing Company...........      15,809,354
    284,296   United Technologies Corp. ...      18,479,240
                                             --------------
                                                104,044,987
                                             --------------
              AGRICULTURE -- 1.5%
    672,994   Monsanto Company.............      36,987,750
                                             --------------
              AIRLINES -- 0.5%
    262,031   US Airways Group, Inc.*......      11,917,170
                                             --------------
              APPAREL: MANUFACTURING AND RETAIL -- 1.9%
    314,203   Chico's FAS, Inc.*...........       7,675,979
    676,981   The Gap, Inc. ...............      11,650,843
  1,019,750   Urban Outfitters, Inc.*......      27,033,573
                                             --------------
                                                 46,360,395
                                             --------------
              AUTOMOBILE: RETAIL -- 0.4%
    263,508   Advance Auto Parts, Inc. ....      10,158,233
                                             --------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 2.6%
    211,239   Oshkosh Truck Corp.(8).......      11,195,667
    395,751   Toyota Motor Corp. (ADR)
                (Japan)....................      50,719,448
                                             --------------
                                                 61,915,115
                                             --------------
              BANKS -- 3.9%
 60,410,000   Industrial and Commercial
                Bank of China -- Class H
                (China)....................      33,863,928
    514,743   UBS AG (Switzerland)(8)......      30,591,176
    808,290   Wells Fargo & Company........      27,829,425
                                             --------------
                                                 92,284,529
                                             --------------
              BROADCAST SERVICES/MEDIA -- 3.1%
  1,628,343   Comcast Corp. -- Class A*....      42,255,501
    837,652   Time Warner, Inc. ...........      16,518,497
    366,346   Viacom, Inc. -- Class B*.....      15,060,484
                                             --------------
                                                 73,834,482
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 0.6%
    364,196   Paychex, Inc. ...............      13,792,103
                                             --------------
              CHEMICALS -- 0.5%
    262,258   EI du Pont de Nemours and
                Company....................      12,963,413
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 6.7%
    162,820   Apple, Inc.*.................  $   15,127,606
    936,204   Electronic Arts, Inc.*.......      47,147,233
    326,393   Hewlett-Packard Company......      13,101,415
  2,462,827   Microsoft Corp. .............      68,638,989
    350,589   SanDisk Corp.*...............      15,355,798
                                             --------------
                                                159,371,041
                                             --------------
              CONSUMER GOODS AND SERVICES -- 6.8%
    411,350   Altria Group, Inc. ..........      36,120,644
    403,989   FedEx Corp. .................      43,400,538
  1,088,796   Procter & Gamble Company.....      68,768,355
    205,661   United Parcel Service,
                Inc. -- Class B............      14,416,836
                                             --------------
                                                162,706,373
                                             --------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 2.6%
  1,736,027   General Electric Company.....      61,385,915
                                             --------------
              ENGINEERING -- 0.6%
    231,094   Foster Wheeler, Ltd.
                (Bermuda)*.................      13,493,579
                                             --------------
              FINANCIAL SERVICES -- 7.1%
    514,160   American Express Company.....      28,998,624
    359,945   Citigroup, Inc. .............      18,479,576
    442,391   Lehman Brothers Holdings,
                Inc. ......................      30,998,337
    221,797   Merrill Lynch & Company,
                Inc. ......................      18,114,161
    236,980   Morgan Stanley...............      18,664,545
    212,659   The Goldman Sachs Group,
                Inc. ......................      43,941,730
    599,856   Western Union Company........      13,166,839
                                             --------------
                                                172,363,812
                                             --------------
              FOOD AND BEVERAGE -- 3.5%
  1,076,089   PepsiCo, Inc. ...............      68,396,217
    306,349   The Coca-Cola Company........      14,704,752
                                             --------------
                                                 83,100,969
                                             --------------
              INSURANCE -- 0.6%
    219,750   American International Group,
                Inc. ......................      14,771,595
                                             --------------
              INTERNET SERVICES -- 6.1%
  2,488,107   Cisco Systems, Inc.*.........      63,521,372
    364,196   eBay, Inc.*..................      12,073,097
    124,232   Google, Inc. -- Class A*.....      56,918,133

                    See notes to portfolios of investments.

                            EQUITY GROWTH PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES (CONTINUED)
    456,450   Yahoo!, Inc.*................  $   14,282,321
                                             --------------
                                                146,794,923
                                             --------------
              LEISURE AND RECREATION -- 5.9%
    142,558   Four Seasons Hotels, Inc.
                (Canada)...................      11,447,407
    352,661   Las Vegas Sands Corp.*.......      30,543,969
    475,454   MGM MIRAGE*..................      33,053,562
    457,805   Starwood Hotels & Resorts
                Worldwide, Inc. ...........      29,688,654
    377,502   Wynn Resorts, Ltd.(8)........      35,809,841
                                             --------------
                                                140,543,433
                                             --------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 5.9%
    635,913   Boston Scientific Corp.*.....       9,246,175
    443,471   Johnson & Johnson............      26,723,562
    265,591   Medtronic, Inc. .............      13,029,894
  1,524,743   UnitedHealth Group, Inc. ....      80,765,637
    131,385   WellPoint, Inc.*.............      10,655,324
                                             --------------
                                                140,420,592
                                             --------------
              METALS AND MINING -- 0.4%
    291,357   Alcoa, Inc. .................       9,877,002
                                             --------------
              OIL, COAL AND GAS -- 3.3%
    175,677   Baker Hughes, Inc. ..........      11,617,520
    189,272   Cameron International
                Corp.*.....................      11,884,389
    462,722   Range Resources Corp. .......      15,454,915
    567,254   Schlumberger, Ltd.
                (Netherlands Antilles).....      39,197,251
                                             --------------
                                                 78,154,075
                                             --------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 10.0%
    376,461   Abbott Laboratories..........      21,006,524
    290,659   Amgen, Inc.*.................      16,242,025
    398,191   Biogen Idec, Inc.*...........      17,671,717
    260,513   Celgene Corp.*...............      13,666,512
    926,313   Genentech, Inc.*.............      76,068,823
    302,606   Gilead Sciences, Inc.*.......      23,149,359
    345,674   Medco Health Solutions,
                Inc.*......................      25,071,734
    456,926   MedImmune, Inc.*.............      16,627,537
    403,299   Merck & Company, Inc. .......      17,813,717
    117,830   Sepracor, Inc.*(8)...........       5,494,413

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT (CONTINUED)
    164,956   Wyeth........................  $    8,252,749
                                             --------------
                                                241,065,110
                                             --------------
              RETAIL -- 6.0%
  1,069,658   Lowe's Companies, Inc. ......      33,683,529
     81,410   Sears Holdings Corp.*(8).....      14,666,826
    891,213   Staples, Inc. ...............      23,028,944
    547,154   Target Corp. ................      32,424,346
    338,484   Walgreen Company.............      15,533,031
    499,168   Wal-Mart Stores, Inc. .......      23,435,938
                                             --------------
                                                142,772,614
                                             --------------
              RETAIL: RESTAURANTS -- 0.9%
    674,442   Starbucks Corp.*.............      21,150,501
                                             --------------
              SEMICONDUCTORS -- 3.6%
    643,850   Broadcom Corp. -- Class A*...      20,648,270
    729,588   Marvell Technology Group,
                Ltd. (Bermuda)*............      12,264,374
    709,073   National Semiconductor
                Corp. .....................      17,117,022
    757,783   Texas Instruments, Inc. .....      22,809,269
    557,362   Xilinx, Inc.(8)..............      14,340,924
                                             --------------
                                                 87,179,859
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 4.4%
  1,493,219   Corning, Inc.*...............      33,955,800
    311,428   JDS Uniphase Corp.*(8).......       4,743,048
  1,486,784   Level 3 Communications,
                Inc.*(8)...................       9,069,382
  1,319,678   QUALCOMM, Inc. ..............      56,297,464
                                             --------------
                                                104,065,694
                                             --------------
              TRANSPORTATION -- 4.1%
    468,154   Burlington Northern Santa Fe
                Corp. .....................      37,653,626
    264,442   CSX Corp. ...................      10,590,902
    285,826   JB Hunt Transport Services,
                Inc. ......................       7,500,074
    412,551   Union Pacific Corp. .........      41,894,555
                                             --------------
                                                 97,639,157
                                             --------------
              TOTAL COMMON STOCKS
                (Cost $2,068,681,397)......   2,341,114,421
                                             --------------

                    See notes to portfolios of investments.

                            EQUITY GROWTH PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SECURITIES LENDING COLLATERAL -- 4.1%
$98,023,158   Securities Lending Collateral
                Investment (Note 3)
                (Cost $98,023,158).........  $   98,023,158
                                             --------------
              TOTAL SECURITIES
                (Cost $2,166,704,555)......   2,439,137,579
                                             --------------
              REPURCHASE AGREEMENTS -- 2.2%
 51,492,431   With Investors Bank and
                Trust, dated 03/30/07,
                4.76%, due 04/02/07,
                repurchase proceeds at
                maturity $51,512,856
                (Collateralized by various
                Fannie Mae Adjustable Rate
                Mortgages, 3.95%-4.18%, due
                06/01/33-07/01/33, with a
                total value of $24,194,700,
                Freddie Mac Adjustable Rate
                Mortgage, 5.92%, due
                11/15/32, with a value of
                $14,473,363 and various
                Small Business
                Administrations,
                5.88%-8.52%, due 07/25/18-
                01/25/25, with a total
                value of $15,398,989) (Cost
                $51,492,431)...............      51,492,431
                                             --------------
              Total Investments -- 104.2%
                (Cost $2,218,196,986)......   2,490,630,010
              Liabilities less other
                assets -- (4.2)%...........     (99,573,896)
                                             --------------
              NET ASSETS -- 100.0%.........  $2,391,056,114
                                             ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $2,218,196,986.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $318,276,186
    Gross unrealized depreciation..........   (45,843,162)
                                             ------------
    Net unrealized appreciation............  $272,433,024
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.4%
              ADVERTISING -- 1.3%
     59,600   Focus Media Holding, Ltd. (ADR)
                (China)*(8)..................  $  4,676,216
                                               ------------
              AGRICULTURE -- 2.7%
     43,410   Bunge, Ltd. (Bermuda)(8).......     3,569,170
    111,340   Monsanto Company...............     6,119,247
                                               ------------
                                                  9,688,417
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 4.7%
    117,800   Coach, Inc.*...................     5,895,889
     76,720   Guess?, Inc. ..................     3,106,393
     46,470   Polo Ralph Lauren Corp. .......     4,096,331
     71,170   Under Armour, Inc. -- Class
                A*(8)........................     3,651,021
                                               ------------
                                                 16,749,634
                                               ------------
              BANKS -- 1.1%
     66,390   UBS AG (Switzerland)...........     3,945,558
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.3%
    191,790   News Corp. -- Class A..........     4,434,185
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 1.6%
    116,900   Monster Worldwide, Inc.*.......     5,537,553
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 9.8%
     95,860   Apple, Inc.*...................     8,906,352
    275,000   Dell, Inc.*....................     6,382,750
     97,260   Electronic Arts, Inc.*.........     4,898,014
    106,570   Salesforce.com, Inc.*(8).......     4,563,327
     89,230   SanDisk Corp.*.................     3,908,274
    995,700   Sun Microsystems, Inc.*........     5,984,157
                                               ------------
                                                 34,642,874
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 4.5%
    445,900   General Electric Company.......    15,767,024
                                               ------------
              ELECTRONICS -- 1.2%
     45,600   Harman International
                Industries, Inc. ............     4,381,248
                                               ------------
              ENERGY SERVICES -- 1.2%
     91,300   SunPower Corp. -- Class
                A*(8)........................     4,154,150
                                               ------------
              ENGINEERING -- 1.6%
    328,800   ABB, Ltd. (ADR) (Switzerland)..     5,648,784
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES -- 7.5%
     13,640   Chicago Mercantile Exchange
                Holdings, Inc. ..............  $  7,262,754
     38,500   IntercontinentalExchange,
                Inc.*........................     4,705,085
    351,040   The Charles Schwab Corp. ......     6,420,522
     38,890   The Goldman Sachs Group,
                Inc. ........................     8,035,841
                                               ------------
                                                 26,424,202
                                               ------------
              FOOD AND BEVERAGE -- 1.1%
    107,300   Hansen Natural Corp.*..........     4,064,524
                                               ------------
              INTERNET SERVICES -- 10.2%
     83,140   Akamai Technologies, Inc.*.....     4,150,349
    524,990   Cisco Systems, Inc.*...........    13,402,995
     61,180   F5 Networks, Inc.*.............     4,079,482
     32,240   Google, Inc. -- Class A*.......    14,771,077
                                               ------------
                                                 36,403,903
                                               ------------
              LEISURE AND RECREATION -- 3.4%
    118,100   International Game
                Technology...................     4,768,878
     82,220   Las Vegas Sands Corp.*.........     7,121,074
                                               ------------
                                                 11,889,952
                                               ------------
              MACHINERY -- 1.9%
     60,440   Deere & Company................     6,566,202
                                               ------------
              MANUFACTURING -- 2.8%
     44,800   Precision Castparts Corp. .....     4,661,440
     98,600   Roper Industries, Inc.(8)......     5,411,168
                                               ------------
                                                 10,072,608
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 4.6%
    136,400   Baxter International, Inc. ....     7,184,188
     43,000   Intuitive Surgical, Inc.*(8)...     5,227,510
    102,460   St Jude Medical, Inc.*.........     3,853,521
                                               ------------
                                                 16,265,219
                                               ------------
              METALS AND MINING -- 1.6%
    134,870   Cameco Corp. (Canada)(8).......     5,521,578
                                               ------------
              OIL, COAL AND GAS -- 1.2%
     75,600   XTO Energy, Inc. ..............     4,143,636
                                               ------------

                    See notes to portfolios of investments.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 10.1%
     36,330   Allergan, Inc. ................  $  4,026,091
    115,072   Celgene Corp.*.................     6,036,677
     39,000   Express Scripts, Inc.*.........     3,148,080
    144,670   Gilead Sciences, Inc.*.........    11,067,254
     56,220   Roche Holding AG (ADR)
                (Switzerland)................     5,000,769
    101,270   Shire PLC (ADR) (United
                Kingdom).....................     6,268,613
                                               ------------
                                                 35,547,484
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 1.8%
    184,770   CB Richard Ellis Group, Inc. --
                Class A*.....................     6,315,439
                                               ------------
              RETAIL: RESTAURANTS -- 1.2%
    135,990   Starbucks Corp.*...............     4,264,646
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.8%
    134,750   Thermo Fisher Scientific,
                Inc.*(8).....................     6,299,563
                                               ------------
              SEMICONDUCTORS -- 8.9%
    237,930   Altera Corp.*(8)...............     4,756,221
    247,130   Broadcom Corp. -- Class A*.....     7,925,459
    109,480   KLA-Tencor Corp. ..............     5,837,474
    160,000   Maxim Integrated Products,
                Inc. ........................     4,704,000
    277,500   Texas Instruments, Inc. .......     8,352,749
                                               ------------
                                                 31,575,903
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 9.1%
    328,000   Corning, Inc.*.................     7,458,720
    156,670   Crown Castle International
                Corp.*.......................     5,033,807
     94,170   NII Holdings, Inc.*............     6,985,531
    169,700   Nokia Oyj (ADR) (Finland)*(8)..     3,889,524
    122,500   QUALCOMM, Inc. ................     5,225,850
    170,000   Time Warner Telecom, Inc. --
                Class A*(8)..................     3,530,900
                                               ------------
                                                 32,124,332
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION -- 1.2%
     90,890   CH Robinson Worldwide,
                Inc.(8)......................  $  4,339,998
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $297,671,796)..........   351,444,832
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 14.2%
$50,248,276   Securities Lending Collateral
                Investment (Note 3)
                (Cost $50,248,276)...........    50,248,276
                                               ------------
              TOTAL SECURITIES
                (Cost $347,920,072)..........   401,693,108
                                               ------------
              REPURCHASE AGREEMENTS -- 0.0%
     43,124   With Investors Bank and Trust,
                dated 03/30/07, 4.76%, due
                04/02/07, repurchase proceeds
                at maturity $43,141
                (Collateralized by Small
                Business Administration,
                8.38%, due 03/25/28, with a
                value of $45,280) (Cost
                $43,124).....................        43,124
                                               ------------
              Total Investments -- 113.6%
                (Cost $347,963,196)..........   401,736,232
              Liabilities less other
                assets -- (13.6)%............   (48,191,951)
                                               ------------
              NET ASSETS -- 100.0%...........  $353,544,281
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $347,963,196.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $58,353,000
    Gross unrealized depreciation...........   (4,579,964)
                                              -----------
    Net unrealized appreciation.............  $53,773,036
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.6%
               ADVERTISING -- 0.3%
      28,636   RH Donnelley Corp.(8).......  $    2,030,006
      77,665   The Interpublic Group of
                 Companies, Inc.*(8).......         956,056
                                             --------------
                                                  2,986,062
                                             --------------
               AEROSPACE AND DEFENSE -- 1.7%
     338,450   Goodrich Corp. .............      17,423,406
                                             --------------
               AGRICULTURE -- 0.2%
      57,661   The Mosaic Company*.........       1,537,242
                                             --------------
               AIRLINES -- 0.4%
      35,700   Alaska Air Group, Inc.*.....       1,360,170
      20,452   AMR Corp.*..................         622,763
      17,841   Continental Airlines,
                 Inc. -- Class B*(8).......         649,234
     121,900   ExpressJet Holdings,
                 Inc.*.....................         711,896
       6,217   UAL Corp.*..................         237,303
      12,158   US Airways Group, Inc.*.....         552,946
                                             --------------
                                                  4,134,312
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 1.3%
      74,500   Foot Locker, Inc. ..........       1,754,475
     114,000   Jones Apparel Group,
                 Inc. .....................       3,503,220
      46,400   Kellwood Company(8).........       1,360,912
      23,761   Liz Claiborne, Inc. ........       1,018,159
      60,100   The Cato Corp. -- Class A...       1,405,739
      47,631   VF Corp.(8).................       3,935,273
                                             --------------
                                                 12,977,778
                                             --------------
               AUTOMOBILE: RETAIL -- 0.8%
     211,400   Advance Auto Parts, Inc. ...       8,149,470
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS -- 3.3%
      97,600   ArvinMeritor, Inc. .........       1,781,200
      52,900   Autoliv, Inc. (Sweden)......       3,021,119
     304,235   Ford Motor Company(8).......       2,400,414
      13,444   General Motors Corp.(8).....         411,924
     233,806   Genuine Parts Company.......      11,456,495
       6,495   Johnson Controls, Inc. .....         614,557
       4,131   Magna International, Inc. --
                 Class A (Canada)(8).......         310,279
      53,100   Navistar International
                 Corp.*....................       2,429,325
     211,900   Oshkosh Truck Corp. ........      11,230,700
       8,470   TravelCenters of America
                 LLC*......................         325,417
                                             --------------
                                                 33,981,430
                                             --------------
               BANKS -- 8.9%
      98,191   Comerica, Inc.(8)...........       5,805,052
      21,300   Downey Financial Corp.(8)...       1,374,702

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     477,400   Hudson City Bancorp,
                 Inc. .....................  $    6,530,832
     205,960   Huntington Bancshares,
                 Inc. .....................       4,500,226
     125,100   KeyCorp.....................       4,687,497
     188,200   Marshall & Ilsley Corp. ....       8,715,542
     375,400   Mellon Financial Corp. .....      16,194,756
     214,000   People's Bank(8)............       9,501,600
     144,600   PNC Financial Services
                 Group, Inc. ..............      10,406,862
      99,223   Regions Financial Corp. ....       3,509,518
     128,700   State Street Corp. .........       8,333,325
     150,000   UnionBanCal Corp. ..........       9,513,000
      35,800   United Bankshares,
                 Inc.(8)...................       1,254,074
                                             --------------
                                                 90,326,986
                                             --------------
               BROADCAST SERVICES/MEDIA -- 0.5%
      79,800   Belo Corp. .................       1,489,866
      86,800   Tribune Company(8)..........       2,787,148
     166,400   Westwood One, Inc. .........       1,143,168
                                             --------------
                                                  5,420,182
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 3.7%
      19,633   Deluxe Corp. ...............         658,294
     102,866   Dun & Bradstreet Corp. .....       9,381,379
     440,600   First Data Corp. ...........      11,852,141
      11,658   Fluor Corp.(8)..............       1,045,956
      48,800   John H Harland Company......       2,500,024
     155,600   Manpower, Inc. .............      11,478,612
      14,064   Ritchie Brothers
                 Auctioneers, Inc.
                 (Canada)(8)...............         823,025
                                             --------------
                                                 37,739,431
                                             --------------
               CHEMICALS -- 3.5%
      57,596   Eastman Chemical
                 Company(8)................       3,647,555
      29,600   FMC Corp. ..................       2,232,728
      16,054   Imperial Chemical Industries
                 PLC (ADR) (United
                 Kingdom)(8)...............         631,885
      24,810   Lyondell Chemical Company...         743,556
     146,500   PolyOne Corp.*..............         893,650
      95,824   PPG Industries, Inc. .......       6,737,385
     211,500   Rohm and Haas Company(8)....      10,938,781
      92,600   Sensient Technologies
                 Corp. ....................       2,387,228
      57,100   Spartech Corp. .............       1,675,314
      74,966   The Lubrizol Corp. .........       3,862,998
      63,400   The Valspar Corp. ..........       1,764,422
       2,036   Tronox, Inc. -- Class B.....          28,463
                                             --------------
                                                 35,543,965
                                             --------------

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 4.9%
      40,614   BMC Software, Inc.*.........  $    1,250,505
     228,767   Computer Sciences Corp.*....      11,925,624
      80,500   Electronic Arts, Inc.*......       4,053,980
      63,271   Electronic Data Systems
                 Corp. ....................       1,751,341
      81,600   Lexmark International,
                 Inc. -- Class A*..........       4,770,336
     508,400   NCR Corp.*..................      24,286,268
      76,600   Western Digital Corp.*......       1,287,646
                                             --------------
                                                 49,325,700
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 1.6%
     154,233   American Standard Companies,
                 Inc. .....................       8,177,434
      34,700   Beazer Homes USA, Inc.(8)...       1,007,341
      24,415   Chicago Bridge & Iron
                 Company NV (the
                 Netherlands)..............         750,761
      26,400   Eagle Materials, Inc. ......       1,178,232
       6,656   Insituform Technologies,
                 Inc. -- Class A*(8).......         138,378
      28,500   KB Home(8)..................       1,216,095
     118,600   Masco Corp.(8)..............       3,249,640
      14,487   USG Corp.*(8)...............         676,253
                                             --------------
                                                 16,394,134
                                             --------------
               CONSUMER GOODS AND SERVICES -- 2.4%
      55,900   Blyth, Inc. ................       1,180,049
      98,915   Eastman Kodak Company(8)....       2,231,522
      69,800   Ethan Allen Interiors,
                 Inc.(8)...................       2,466,732
      81,400   Fortune Brands, Inc.(8).....       6,415,949
      43,716   Loews Corp.-Carolina
                 Group.....................       3,305,367
       5,066   Mohawk Industries,
                 Inc.*(8)..................         415,665
      14,917   Reynolds American,
                 Inc.(8)...................         930,970
      40,600   The Black & Decker Corp. ...       3,313,772
      63,800   Tupperware Corp. ...........       1,590,534
      28,429   Whirlpool Corp.(8)..........       2,413,906
                                             --------------
                                                 24,264,466
                                             --------------
               CONTAINERS AND PACKAGING -- 1.5%
     261,300   Ball Corp. .................      11,980,605
      77,700   Sonoco Products Company.....       2,919,966
                                             --------------
                                                 14,900,571
                                             --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 1.6%
     185,856   Textron, Inc. ..............      16,689,869
                                             --------------
               EDUCATION -- 0.4%
      99,100   Apollo Group, Inc. -- Class
                 A*........................       4,350,490
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               ELECTRONICS -- 1.6%
     168,200   Amphenol Corp. -- Class
                 A(8)......................  $   10,860,674
     335,200   Sanmina-SCI Corp.*..........       1,213,424
     514,038   Solectron Corp.*............       1,619,220
      55,600   Technitrol, Inc. ...........       1,456,164
      99,500   Vishay Intertechnology,
                 Inc.*.....................       1,391,010
                                             --------------
                                                 16,540,492
                                             --------------
               ENERGY SERVICES -- 0.3%
      35,516   Energy East Corp. ..........         865,170
      47,721   McDermott International,
                 Inc. (Panama)*............       2,337,374
                                             --------------
                                                  3,202,544
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.2%
      60,300   United Rentals North
                 America, Inc.*............       1,658,250
                                             --------------
               FINANCIAL SERVICES -- 2.4%
      36,400   Advanta Corp. -- Class B....       1,595,776
      25,200   AG Edwards, Inc. ...........       1,743,336
      80,700   AmeriCredit Corp.*(8).......       1,844,802
      39,600   Ameriprise Financial,
                 Inc. .....................       2,262,744
     340,000   Amvescap PLC (ADR)(United
                 Kingdom)..................       7,514,000
      30,045   Amvescap PLC (United
                 Kingdom)..................         331,095
      70,000   CIT Group, Inc. ............       3,704,400
     240,500   E*TRADE Financial Corp.*....       5,103,410
      80,500   Friedman, Billings, Ramsey
                 Group, Inc. -- Class A....         444,360
                                             --------------
                                                 24,543,923
                                             --------------
               FOOD AND BEVERAGE -- 2.9%
      94,000   Brown-Forman Corp. -- Class
                 B.........................       6,162,640
     185,657   Del Monte Foods Company.....       2,131,342
     140,900   McCormick & Company, Inc. ..       5,427,468
      19,000   Molson Coors Brewing
                 Company -- Class B........       1,797,780
      23,132   Reddy Ice Holdings, Inc. ...         698,124
         800   Seaboard Corp. .............       1,808,000
     188,400   Sysco Corp.(8)..............       6,373,572
      53,200   The Pepsi Bottling Group,
                 Inc. .....................       1,696,548
     146,730   Tyson Foods, Inc. -- Class
                 A(8)......................       2,848,029
                                             --------------
                                                 28,943,503
                                             --------------
               INSURANCE -- 8.9%
      49,185   Ace, Ltd. (Cayman
                 Islands)..................       2,806,496
       6,944   Ambac Financial Group,
                 Inc. .....................         599,892
     466,627   Aon Corp. ..................      17,713,161
      41,417   Axis Capital Holdings, Ltd.
                 (Bermuda).................       1,402,380

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
      14,800   CIGNA Corp. ................  $    2,111,368
      64,680   Cincinnati Financial
                 Corp. ....................       2,742,432
      38,488   Everest Re Group, Ltd.
                 (Bermuda)(8)..............       3,701,391
      70,100   Horace Mann Educators
                 Corp. ....................       1,440,555
      36,600   LandAmerica Financial Group,
                 Inc. .....................       2,705,106
     175,417   Lincoln National Corp. .....      11,891,518
      44,861   Loews Corp. ................       2,038,035
     172,435   MBIA, Inc.(8)...............      11,292,768
      56,300   MGIC Investment Corp.(8)....       3,317,196
      92,000   Nationwide Financial
                 Services, Inc. -- Class
                 A.........................       4,955,120
      36,556   PartnerRE, Ltd.
                 (Bermuda)(8)..............       2,505,548
      25,100   Principal Financial Group,
                 Inc.(8)...................       1,502,737
      71,500   Radian Group, Inc. .........       3,923,920
      86,000   SAFECO Corp. ...............       5,712,980
      15,546   Torchmark Corp. ............       1,019,662
      30,100   Unitrin, Inc. ..............       1,416,807
      24,348   Willis Group Holdings, Ltd.
                 (Bermuda).................         963,694
      60,809   XL Capital, Ltd. -- Class A
                 (Cayman Islands)..........       4,254,198
                                             --------------
                                                 90,016,964
                                             --------------
               INTERNET SERVICES -- 0.1%
      28,382   McAfee, Inc.*...............         825,349
                                             --------------
               LEISURE AND RECREATION -- 0.5%
      31,039   Hilton Hotels Corp. ........       1,116,162
      23,836   National CineMedia, Inc.*...         636,421
      62,687   Regal Entertainment Group --
                 Class A(8)................       1,245,591
      41,522   Royal Caribbean Cruises,
                 Ltd. (Liberia)............       1,750,568
                                             --------------
                                                  4,748,742
                                             --------------
               MACHINERY -- 1.2%
      63,673   AGCO Corp.*(8)..............       2,353,991
     139,545   Rockwell Automation,
                 Inc. .....................       8,354,559
       7,884   Terex Corp.*................         565,756
      16,390   The Manitowoc Company,
                 Inc. .....................       1,041,257
                                             --------------
                                                 12,315,563
                                             --------------
               MANUFACTURING -- 3.7%
     302,400   Carlisle Companies, Inc. ...      12,982,031
      26,979   Cooper Industries, Ltd. --
                 Class A (Bermuda).........       1,213,785
      32,900   Crane Company(8)............       1,329,818
      33,994   Eaton Corp. ................       2,840,539

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MANUFACTURING (CONTINUED)
      42,200   EnPro Industries, Inc.*.....  $    1,521,310
      70,600   Furniture Brands
                 International, Inc.(8)....       1,114,068
      50,842   Ingersoll-Rand Company
                 Ltd. -- Class A
                 (Bermuda).................       2,205,018
      86,300   Leggett & Platt, Inc.(8)....       1,956,421
      33,800   Parker Hannifin Corp. ......       2,917,278
      50,400   Precision Castparts
                 Corp. ....................       5,244,120
      28,800   SPX Corp. ..................       2,021,760
      83,400   Tredegar Corp. .............       1,900,686
                                             --------------
                                                 37,246,834
                                             --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 3.5%
     136,600   CR Bard, Inc. ..............      10,861,066
     135,400   Dade Behring Holdings,
                 Inc. .....................       5,937,290
      63,499   Health Management
                 Associates, Inc. -- Class
                 A.........................         690,234
      33,897   Health Net, Inc.*...........       1,823,998
      13,029   Humana, Inc.*...............         755,943
      60,700   Invacare Corp. .............       1,058,608
      31,400   Kindred Healthcare, Inc.*...       1,029,292
       6,495   McKesson Corp. .............         380,217
     289,870   Omnicare, Inc.(8)...........      11,528,129
      23,000   Universal Health Services,
                 Inc. -- Class B...........       1,316,980
                                             --------------
                                                 35,381,757
                                             --------------
               METALS AND MINING -- 0.9%
      20,104   Freeport-McMoRan Copper &
                 Gold, Inc. -- Class
                 B(8)......................       1,330,684
      76,246   Nucor Corp. ................       4,965,902
      33,200   United States Steel
                 Corp. ....................       3,292,444
                                             --------------
                                                  9,589,030
                                             --------------
               OFFICE EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 0.5%
      99,900   IKON Office Solutions,
                 Inc. .....................       1,435,563
       8,419   Pitney Bowes, Inc. .........         382,138
     138,400   Steelcase, Inc. -- Class
                 A.........................       2,752,776
                                             --------------
                                                  4,570,477
                                             --------------
               OIL, COAL AND GAS -- 8.2%
      25,733   BJ Services Company.........         717,951
      20,771   Cameron International
                 Corp.*....................       1,304,211
      86,835   El Paso Corp. ..............       1,256,502
      45,081   Enbridge, Inc.
                 (Canada)(8)...............       1,471,895
     213,130   ENSCO International,
                 Inc.(8)...................      11,594,272
     128,300   Equitable Resources,
                 Inc. .....................       6,199,456
      29,187   GlobalSantaFe Corp. (Cayman
                 Islands)..................       1,800,254

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
      52,247   Hess Corp. .................  $    2,898,141
      54,599   Marathon Oil Corp. .........       5,396,019
       9,767   Nabors Industries, Ltd.
                 (Bermuda)*(8).............         289,787
      57,100   National Fuel Gas Company...       2,470,146
       9,293   National-Oilwell Varco,
                 Inc.*(8)..................         722,902
      23,805   Newfield Exploration
                 Company*..................         992,907
     206,700   ONEOK, Inc. ................       9,301,500
     167,500   Patterson-UTI Energy,
                 Inc. .....................       3,758,700
      31,734   Pioneer Natural Resources
                 Company...................       1,368,053
     258,200   Questar Corp. ..............      23,034,022
       8,601   Smith International,
                 Inc.(8)...................         413,278
      31,404   Southwestern Energy
                 Company*..................       1,286,936
      61,898   Sunoco, Inc. ...............       4,360,095
      33,000   Swift Energy Company*(8)....       1,378,410
      26,818   Weatherford International,
                 Ltd. (Bermuda)*(8)........       1,209,492
                                             --------------
                                                 83,224,929
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.4%
      77,158   MeadWestvaco Corp. .........       2,379,553
      44,000   Plum Creek Timber Company,
                 Inc. .....................       1,734,480
                                             --------------
                                                  4,114,033
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 2.7%
      18,218   AmerisourceBergen Corp. ....         961,000
      12,183   Hospira, Inc.*..............         498,285
     236,172   King Pharmaceuticals,
                 Inc.*.....................       4,645,503
     151,500   Millipore Corp.*(8).........      10,979,205
      55,245   Mylan Laboratories, Inc. ...       1,167,879
     102,600   Novo Nordisk A/S (ADR)
                 (Denmark).................       9,288,378
      11,773   Watson Pharmaceuticals,
                 Inc.*.....................         311,160
                                             --------------
                                                 27,851,410
                                             --------------
               PRINTING AND PUBLISHING -- 0.4%
      80,000   Gannett Company, Inc. ......       4,503,200
                                             --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 1.0%
     180,850   Brookfield Asset Management,
                 Inc. -- Class A
                 (Canada)(8)...............       9,451,221
     13, 982   The St. Joe Company(8)......         731,398
                                             --------------
                                                 10,182,619
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 2.2%
      56,100   American Home Mortgage
                 Investment Corp.(8).......       1,514,139
     210,000   Anthracite Capital, Inc. ...       2,520,000

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
       3,828   Boston Properties,
                 Inc.(8)...................  $      449,407
      31,574   Crescent Real Estate
                 Equities Company..........         633,374
      60,000   Entertainment Properties
                 Trust.....................       3,615,000
      27,145   Equity Residential..........       1,309,203
      84,700   Hospitality Properties
                 Trust.....................       3,963,961
     114,600   HRPT Properties Trust.......       1,409,580
     113,900   Innkeepers USA Trust........       1,854,292
      27,700   PS Business Parks, Inc. ....       1,953,404
      38,998   RAIT Investment Trust.......       1,089,604
      28,905   Rayonier, Inc. .............       1,242,915
       7,417   Simon Property Group,
                 Inc. .....................         825,141
                                             --------------
                                                 22,380,020
                                             --------------
               RETAIL -- 1.9%
      61,000   Borders Group, Inc.(8)......       1,245,620
     347,800   Dollar Tree Stores, Inc.*...      13,299,871
      46,006   Family Dollar Stores,
                 Inc. .....................       1,362,698
      16,359   Federated Department Stores,
                 Inc. .....................         736,973
      20,000   JC Penney Company,
                 Inc.(8)...................       1,643,200
      31,086   RadioShack Corp. ...........         840,255
                                             --------------
                                                 19,128,617
                                             --------------
               RETAIL: RESTAURANTS -- 1.2%
      84,500   Ruby Tuesday, Inc.(8).......       2,416,700
     162,100   YUM! Brands, Inc. ..........       9,362,896
                                             --------------
                                                 11,779,596
                                             --------------
               RETAIL: SUPERMARKETS -- 0.3%
      83,500   SUPERVALU, Inc. ............       3,262,345
                                             --------------
               RUBBER PRODUCTS -- 0.3%
      94,600   The Goodyear Tire & Rubber
                 Company*(8)...............       2,950,574
                                             --------------
               SEMICONDUCTORS -- 2.5%
      44,500   Analog Devices, Inc. .......       1,534,805
      47,602   Intersil Corp. -- Class A...       1,260,977
   1,221,800   LSI Logic Corp.*(8).........      12,755,592
      22,686   Microchip Technology,
                 Inc. .....................         806,034
      65,359   National Semiconductor
                 Corp. ....................       1,577,766
      68,800   Novellus Systems,
                 Inc.*(8)..................       2,202,976
     288,800   STMicroelectronics NV (the
                 Netherlands)..............       5,544,960
                                             --------------
                                                 25,683,110
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 1.0%
     121,784   CenturyTel, Inc. ...........       5,503,418
       5,297   Embarq Corp. ...............         298,486

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
     115,314   Qwest Communications
                 International, Inc.*(8)...  $    1,036,673
     160,300   RF Micro Devices,
                 Inc.*(8)..................         998,669
     109,844   Tellabs, Inc.*..............       1,087,456
      83,749   Windstream Corp. ...........       1,230,273
                                             --------------
                                                 10,154,975
                                             --------------
               TOOLS -- 0.1%
      22,119   The Stanley Works(8)........       1,224,508
                                             --------------
               TOYS -- 0.7%
      20,260   Hasbro, Inc. ...............         579,841
     222,600   Mattel, Inc. ...............       6,137,082
                                             --------------
                                                  6,716,923
                                             --------------
               TRANSPORTATION -- 1.4%
      31,300   Arkansas Best Corp. ........       1,112,715
     126,802   CSX Corp. ..................       5,078,420
      12,974   Kansas City Southern*.......         461,615
      66,800   Laidlaw International,
                 Inc. .....................       2,311,280
      25,600   Sabre Holdings Corp. --
                 Class A...................         838,400
      57,200   Swift Transportation
                 Company, Inc.*............       1,782,352
      57,500   YRC Worldwide, Inc.*........       2,312,650
                                             --------------
                                                 13,897,432
                                             --------------
               UTILITIES -- 9.6%
     125,200   Allegheny Energy, Inc.*.....       6,152,328
      73,100   Alliant Energy Corp. .......       3,276,342
     154,823   American Electric Power
                 Company, Inc. ............       7,547,621
     626,700   CMS Energy Corp. ...........      11,155,260
      17,767   Consolidated Edison,
                 Inc.(8)...................         907,183
     103,800   Constellation Energy
                 Group.....................       9,025,410
       9,156   DPL, Inc. ..................         284,660
      71,914   DTE Energy Company..........       3,444,681
      24,698   Edison International........       1,213,413
      18,633   Mirant Corp.*...............         753,891
     166,504   NiSource, Inc. .............       4,069,358
      27,900   OGE Energy Corp. ...........       1,082,520
     147,600   PG&E Corp. .................       7,124,652
     116,770   Pinnacle West Capital
                 Corp.(8)..................       5,634,153
     503,567   PPL Corp. ..................      20,595,891
      24,800   Progress Energy, Inc.(8)....       1,250,912

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               UTILITIES (CONTINUED)
     135,900   Puget Energy, Inc. .........  $    3,489,912
      28,248   Sempra Energy...............       1,723,410
     210,300   TECO Energy, Inc.(8)........       3,619,263
     179,800   Xcel Energy, Inc.(8)........       4,439,262
                                             --------------
                                                 96,790,122
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $874,888,796).......     989,573,335
                                             --------------
 PRINCIPAL
 ---------
               CONVERTIBLE BONDS -- 0.0%
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
$    251,000   Qwest Communications
                 International, Inc.,
                 3.50%, 11/15/25 (Cost
                 $399,272).................         416,346
                                             --------------
               SHORT-TERM COMMERCIAL PAPER -- 0.3%
   3,200,000   Chesham Financial/Chesham
                 LLC, 5.41%, 04/02/07 (Cost
                 $3,199,038)...............       3,199,038
                                             --------------
               SECURITIES LENDING COLLATERAL -- 12.9%
 131,090,332   Securities Lending
                 Collateral Investment
                 (Note 3) (Cost
                 $131,090,332).............     131,090,332
                                             --------------
               TOTAL SECURITIES
                 (Cost $1,009,577,438).....   1,124,279,051
                                             --------------
               REPURCHASE AGREEMENTS -- 2.1%
  21,171,148   With Investors Bank and
                 Trust, dated 03/30/07,
                 4.76%, due 04/02/07,
                 repurchase proceeds at
                 maturity $21,179,546
                 (Collateralized by Fannie
                 Mae, 4.56%, due 08/01/34,
                 with a value of
                 $8,630,806, Freddie Mac,
                 5.67%, due 12/15/34 with a
                 value of $9,553,094 and
                 various Small Business
                 Administrations, 8.13%,
                 due 04/25/27-03/25/29,
                 with a total value of
                 $4,045,805) (Cost
                 $21,171,148)..............      21,171,148
                                             --------------
               Total Investments -- 112.9%
                 (Cost $1,030,748,586).....   1,145,450,199
               Liabilities less other
                 assets -- (12.9)%.........    (130,599,106)
                                             --------------
               NET ASSETS -- 100.0%........  $1,014,851,093
                                             ==============

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $1,030,748,586.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $127,956,639
    Gross unrealized depreciation..........   (13,255,026)
                                             ------------
    Net unrealized appreciation............  $114,701,613
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 96.2%
              ADVERTISING -- 3.0%
     34,680   Focus Media Holding, Ltd.
                (ADR)(China)*(8).........      $  2,720,993
     95,780   Lamar Advertising
                Company -- Class A.......         6,031,266
                                               ------------
                                                  8,752,259
                                               ------------
              AEROSPACE AND DEFENSE -- 1.5%
    140,760   BE Aerospace, Inc.*........         4,462,092
                                               ------------
              AGRICULTURE -- 1.6%
     55,220   Bunge, Ltd. (Bermuda)......         4,540,188
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 6.7%
     81,100   Coach, Inc.*...............         4,059,055
    121,905   J Crew Group, Inc.*........         4,896,924
     80,550   Nordstrom, Inc. ...........         4,264,317
    106,420   Phillips-Van Heusen
                Corp. ...................         6,257,496
                                               ------------
                                                 19,477,792
                                               ------------
              CHEMICALS -- 3.2%
    139,035   Albemarle Corp. ...........         5,747,707
     73,460   International Flavors &
                Fragrances, Inc.(8)......         3,468,781
                                               ------------
                                                  9,216,488
                                               ------------
              COMMERCIAL SERVICES -- 2.0%
    225,440   Quanta Services,
                Inc.*(8).................         5,685,597
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 8.7%
    217,010   Activision, Inc.*(8).......         4,110,169
     65,030   Cognizant Technology
                Solutions Corp. -- Class
                A*.......................         5,740,198
     50,175   DST Systems, Inc.*.........         3,773,160
    106,501   FactSet Research Systems,
                Inc. ....................         6,693,588
    132,000   Network Appliance, Inc.*...         4,820,640
                                               ------------
                                                 25,137,755
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.1%
    107,530   Chicago Bridge & Iron
                Company NV (the
                Netherlands).............         3,306,548
                                               ------------
              CONSUMER GOODS AND SERVICES -- 4.6%
    155,065   Avon Products, Inc. .......         5,777,722
     88,740   Energizer Holdings,
                Inc.*....................         7,572,184
                                               ------------
                                                 13,349,906
                                               ------------
              CONTAINERS AND PACKAGING -- 1.7%
    188,715   Owens-Illinois, Inc.*......         4,863,186
                                               ------------
              CORRECTIONAL FACILITIES -- 2.2%
    117,885   Corrections Corp. of
                America*.................         6,225,507
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              ENERGY SERVICES -- 1.0%
     58,385   McDermott International,
                Inc. (Panama)*...........      $  2,859,697
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 1.2%
     42,935   Stericycle, Inc.*..........         3,499,203
                                               ------------
              FINANCIAL SERVICES -- 4.7%
    123,380   Amvescap PLC (ADR) (United
                Kingdom).................         2,726,698
    117,015   Lazard, Ltd. -- Class A
                (Bermuda)(8).............         5,871,813
    102,975   T Rowe Price Group,
                Inc. ....................         4,859,390
                                               ------------
                                                 13,457,901
                                               ------------
              INTERNET SERVICES -- 8.1%
     89,175   Akamai Technologies,
                Inc.*....................         4,451,616
    115,135   Digital River, Inc.*.......         6,361,209
     50,905   Equinix, Inc.*(8)..........         4,358,995
     69,785   F5 Networks, Inc.*.........         4,653,264
    148,210   VeriSign, Inc.*............         3,723,035
                                               ------------
                                                 23,548,119
                                               ------------
              LEISURE AND RECREATION -- 1.3%
    102,365   Hilton Hotels Corp. .......         3,681,045
                                               ------------
              MANUFACTURING -- 6.9%
     69,820   Precision Castparts
                Corp. ...................         7,264,771
     86,543   Roper Industries,
                Inc.(8)..................         4,749,480
     50,870   SPX Corp. .................         3,571,074
    113,905   Zebra Technologies Corp. --
                Class A*.................         4,397,872
                                               ------------
                                                 19,983,197
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 7.4%
    132,555   Hologic, Inc.*(8)..........         7,640,470
     32,080   Intuitive Surgical,
                Inc.*(8).................         3,899,966
    103,195   St Jude Medical, Inc.*.....         3,881,164
    168,275   VCA Antech, Inc.*(8).......         6,110,065
                                               ------------
                                                 21,531,665
                                               ------------
              METALS AND MINING -- 1.7%
     41,554   Carpenter Technology
                Corp. ...................         5,018,061
                                               ------------
              OIL, COAL AND GAS -- 2.1%
     96,105   Cameron International
                Corp.*...................         6,034,433
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 3.3%
     50,515   Celgene Corp.*.............         2,650,017
    112,090   Shire PLC (ADR) (United
                Kingdom).................         6,938,371
                                               ------------
                                                  9,588,388
                                               ------------

                    See notes to portfolios of investments.

                            MID-CAP GROWTH PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE DEVELOPMENT AND SERVICES -- 1.0%
     83,100   CB Richard Ellis Group,
                Inc. -- Class A*.........      $  2,840,358
                                               ------------
              RETAIL: SUPERMARKETS -- 1.3%
    105,220   Safeway, Inc. .............         3,855,261
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 6.2%
     35,555   Mettler-Toledo
                International, Inc.*.....         3,184,661
     76,500   Pall Corp. ................         2,907,000
    119,825   Thermo Fisher Scientific,
                Inc.*....................         5,601,819
    230,250   Trimble Navigation,
                Ltd.*....................         6,179,910
                                               ------------
                                                 17,873,390
                                               ------------
              SEMICONDUCTORS -- 1.9%
    613,275   ON Semiconductor
                Corp.*(8)................         5,470,413
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 9.8%
    190,216   American Tower Corp. --
                Class A*.................         7,408,913
     97,000   Ciena Corp.*...............         2,711,150
     81,400   Clearwire Corp. -- Class
                A*(8)....................         1,666,258
    181,120   Crown Castle International
                Corp.*(8)................         5,819,386
    105,620   NII Holdings, Inc.*........         7,834,892
     87,025   Polycom, Inc.*.............         2,900,543
                                               ------------
                                                 28,341,142
                                               ------------
              TOYS -- 2.0%
    203,750   Hasbro, Inc. ..............         5,831,325
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $244,827,564)......       278,430,916
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 14.2%
$40,968,829   Securities Lending
                Collateral Investment
                (Note 3)
                (Cost $40,968,829).......      $ 40,968,829
                                               ------------
              TOTAL SECURITIES
                (Cost $285,796,393)......       319,399,745
                                               ------------
              REPURCHASE AGREEMENTS -- 2.9%
  8,395,647   With Investors Bank and
                Trust, dated 03/30/07,
                4.76%, due 04/02/07,
                repurchase proceeds at
                maturity $8,398,977
                (Collateralized by
                various Small Business
                Administrations,
                8.29%-8.88%, due
                03/25/15-01/25/29, with a
                total value of
                $8,815,430) (Cost
                $8,395,647)..............         8,395,647
                                               ------------
              Total Investments -- 113.3%
                (Cost $294,192,040)......       327,795,392
              Liabilities less other
                assets -- (13.3)%........       (38,435,732)
                                               ------------
              NET ASSETS -- 100.0%.......      $289,359,660
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $294,192,040.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $36,268,917
    Gross unrealized depreciation...........   (2,665,565)
                                              -----------
    Net unrealized appreciation.............  $33,603,352
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 97.0%
              AEROSPACE AND DEFENSE -- 2.7%
     28,900   AAR Corp.*.....................  $    796,484
     43,454   Moog, Inc. -- Class A*.........     1,809,859
     59,081   United Industrial Corp.(8).....     3,261,271
                                               ------------
                                                  5,867,614
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 2.5%
     87,303   K-Swiss, Inc. -- Class A.......     2,358,927
     25,572   Phillips-Van Heusen Corp. .....     1,503,634
     90,514   Stein Mart, Inc. ..............     1,477,188
                                               ------------
                                                  5,339,749
                                               ------------
              AUTOMOBILE: RETAIL -- 1.1%
     86,138   Sonic Automotive, Inc. ........     2,454,933
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 5.6%
     37,629   BorgWarner, Inc. ..............     2,837,979
     56,940   Oshkosh Truck Corp.(8).........     3,017,820
    196,761   Spartan Motors, Inc. ..........     4,566,823
     45,900   Winnebago Industries,
                Inc.(8)......................     1,543,617
                                               ------------
                                                 11,966,239
                                               ------------
              BANKS -- 9.1%
     63,400   BankUnited Financial Corp. --
                Class A(8)...................     1,344,714
    171,688   Brookline Bancorp, Inc. .......     2,175,287
     88,866   Citizens Banking Corp. --
                Michigan(8)..................     1,969,271
    108,408   Corus Bankshares, Inc.(8)......     1,849,440
    177,235   First Commonwealth Financial
                Corp.(8).....................     2,082,511
     77,600   Franklin Bank Corp. -- Houston,
                Texas*.......................     1,386,712
     65,473   Oriental Financial Group, Inc.
                (Puerto Rico)(8).............       771,272
     36,600   Pacific Capital Bancorp........     1,175,592
     40,100   PFF Bancorp, Inc. .............     1,216,233
     32,800   Sterling Financial Corp. --
                Spokane......................     1,023,032
    100,290   Washington Federal, Inc. ......     2,352,803
     71,803   Whitney Holding Corp. .........     2,195,736
                                               ------------
                                                 19,542,603
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.1%
    172,763   Journal Communications, Inc. --
                Class A......................     2,264,923
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.3%
     20,300   Administaff, Inc. .............       714,560
                                               ------------
              COLLECTIBLES -- 0.9%
     44,400   Sotheby's......................     1,974,912
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 3.3%
     49,000   Checkpoint Systems, Inc.*......  $  1,159,340
    191,859   Digi International, Inc.*......     2,436,609
     63,272   MTS Systems Corp. .............     2,457,485
     59,400   Smith Micro Software,
                Inc.*(8).....................     1,106,622
                                               ------------
                                                  7,160,056
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 3.4%
     50,815   Granite Construction, Inc. ....     2,808,037
     36,000   Hovnanian Enterprises, Inc. --
                Class A*(8)..................       905,760
     24,400   Meritage Homes Corp.*(8).......       783,728
     42,500   Standard Pacific Corp.(8)......       886,975
     39,696   Universal Forest Products,
                Inc. ........................     1,966,937
                                               ------------
                                                  7,351,437
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.3%
     16,600   The Scotts Miracle-Gro
                Company -- Class A(8)........       730,898
                                               ------------
              DISTRIBUTION -- 1.1%
     45,453   Watsco, Inc.(8)................     2,321,285
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 1.1%
     53,427   ESCO Technologies, Inc.*.......     2,394,598
                                               ------------
              EDUCATION -- 0.8%
     45,862   School Specialty, Inc.*(8).....     1,656,077
                                               ------------
              ELECTRONICS -- 0.5%
     46,700   Benchmark Electronics, Inc.*...       964,822
                                               ------------
              ENGINEERING -- 0.5%
     25,700   URS Corp.*.....................     1,094,563
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.7%
     53,000   Aaron Rents, Inc.(8)...........     1,401,320
                                               ------------
              FINANCIAL SERVICES -- 3.3%
     26,570   Accredited Home Lenders Holding
                Company*(8)..................       246,304
     47,700   Asset Acceptance Capital
                Corp.*.......................       737,919
    141,039   Calamos Asset Management,
                Inc. -- Class A..............     3,147,990
     20,600   Cash America International,
                Inc. ........................       844,600
     28,600   Eaton Vance Corp. .............     1,019,304
     36,993   Raymond James Financial,
                Inc. ........................     1,100,912
                                               ------------
                                                  7,097,029
                                               ------------
              FOOD AND BEVERAGE -- 0.9%
     59,500   United Natural Foods,
                Inc.*(8).....................     1,823,080
                                               ------------
              FUNERAL SERVICES -- 1.3%
    239,177   Service Corp. International....     2,836,639
                                               ------------

                    See notes to portfolios of investments.

                           SMALL-CAP VALUE PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE -- 5.2%
     65,850   American Physicians Capital,
                Inc.*........................  $  2,639,268
     68,319   Delphi Financial Group, Inc. --
                Class A......................     2,748,473
     16,500   Philadelphia Consolidated
                Holding Corp.*...............       725,835
     11,400   Protective Life Corp. .........       502,056
     39,500   State Auto Financial Corp. ....     1,269,135
     73,498   The Commerce Group, Inc. ......     2,207,880
     26,300   United Fire & Casualty
                Company......................       923,919
                                               ------------
                                                 11,016,566
                                               ------------
              INTERNET SERVICES -- 1.0%
     22,100   Digital River, Inc.*...........     1,221,025
     54,000   eCollege.com, Inc.*(8).........       969,300
                                               ------------
                                                  2,190,325
                                               ------------
              LEISURE AND RECREATION -- 2.2%
    112,045   The Marcus Corp. ..............     2,606,167
     53,400   WMS Industries, Inc.*..........     2,095,416
                                               ------------
                                                  4,701,583
                                               ------------
              MACHINERY -- 2.2%
     94,677   Applied Industrial
                Technologies, Inc. ..........     2,322,427
     45,200   Bucyrus International, Inc. --
                Class A(8)...................     2,327,800
                                               ------------
                                                  4,650,227
                                               ------------
              MANUFACTURING -- 2.7%
     76,011   CIRCOR International, Inc. ....     2,713,593
     53,700   FLIR Systems, Inc.*............     1,915,479
     56,300   Hexcel Corp.*..................     1,117,555
                                               ------------
                                                  5,746,627
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 11.1%
     36,300   AMERIGROUP Corp.*..............     1,103,520
     42,500   Centene Corp.*.................       892,075
     12,000   Covance, Inc.*.................       712,080
     37,300   Healthways, Inc.*(8)...........     1,743,775
     78,300   Immucor, Inc.*.................     2,304,369
     60,883   Magellan Health Services,
                Inc.*........................     2,557,086
     74,400   Matria Healthcare, Inc.*(8)....     1,961,184
     61,875   Owens & Minor, Inc. ...........     2,272,669
     66,800   Sunrise Senior Living,
                Inc.*(8).....................     2,639,936
    101,877   Syneron Medical, Ltd.
                (Israel)*(8).................     2,755,772

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                (CONTINUED)
     46,850   United Surgical Partners
                International, Inc.*.........  $  1,443,449
     65,885   West Pharmaceutical Services,
                Inc.(8)......................     3,059,040
                                               ------------
                                                 23,444,955
                                               ------------
              OFFICE EQUIPMENT, SUPPLIES, AND
                SERVICES -- 1.1%
    115,186   Global Imaging Systems,
                Inc.*........................     2,246,127
                                               ------------
              OIL, COAL AND GAS -- 10.0%
     25,600   Cabot Oil & Gas Corp. .........     1,723,392
     67,306   Frontier Oil Corp. ............     2,196,868
     40,439   Headwaters, Inc.*(8)...........       883,592
     44,970   Holly Corp. ...................     2,666,721
     63,975   National Fuel Gas Company......     2,767,559
     33,100   Oceaneering International,
                Inc.*........................     1,394,172
     34,025   Penn Virginia Corp. ...........     2,497,435
     32,400   Swift Energy Company*(8).......     1,353,348
     46,599   Tidewater, Inc.(8).............     2,729,769
     65,959   World Fuel Services Corp. .....     3,051,263
                                               ------------
                                                 21,264,119
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.5%
    140,366   Exponent, Inc.*................     2,800,301
    158,776   Mannatech, Inc.(8).............     2,549,943
    131,736   Perrigo Company................     2,326,458
     63,500   PRA International*.............     1,369,060
     49,400   Salix Pharmaceuticals, Ltd.*...       622,440
                                               ------------
                                                  9,668,202
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 4.9%
     74,672   Getty Realty Corp.(8)..........     2,146,073
     46,781   Healthcare Realty Trust,
                Inc. ........................     1,744,931
     89,056   National Retail Properties,
                Inc.(8)......................     2,154,265
     51,435   Rayonier, Inc. ................     2,211,706
     39,167   Sovran Self Storage, Inc.(8)...     2,170,243
                                               ------------
                                                 10,427,218
                                               ------------
              REGISTERED INVESTMENT COMPANIES -- 0.9%
     24,795   iShares Russell 2000 Value
                Index Fund...................     2,007,155
                                               ------------
              RETAIL -- 2.7%
    182,799   EZCORP, Inc. -- Class A*.......     2,692,629
     18,500   Guitar Center, Inc.*...........       834,720
     50,104   The Pantry, Inc.*(8)...........     2,265,703
                                               ------------
                                                  5,793,052
                                               ------------

                    See notes to portfolios of investments.

                           SMALL-CAP VALUE PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL: RESTAURANTS -- 0.9%
     23,650   Brinker International, Inc. ...  $    773,355
     51,800   Sonic Corp.*...................     1,154,104
                                               ------------
                                                  1,927,459
                                               ------------
              RETAIL: SUPERMARKETS -- 1.0%
     48,508   Weis Markets, Inc. ............     2,168,308
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.8%
     27,500   Itron, Inc.*(8)................     1,788,600
                                               ------------
              SEMICONDUCTORS -- 0.9%
    146,360   OmniVision Technologies,
                Inc.*(8).....................     1,896,826
                                               ------------
              TOOLS -- 0.4%
     18,700   Snap-on, Inc. .................       899,470
                                               ------------
              TRANSPORTATION -- 1.2%
     74,052   Arkansas Best Corp. ...........     2,632,549
                                               ------------
              UTILITIES -- 2.8%
     62,677   American States Water
                Company(8)...................     2,310,901
     28,100   PNM Resources, Inc. ...........       907,630
     52,633   UIL Holdings Corp. ............     1,826,365
     36,800   Westar Energy, Inc. ...........     1,012,736
                                               ------------
                                                  6,057,632
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $197,524,239)..........   207,484,337
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 25.9%
$55,356,072   Securities Lending Collateral
                Investment (Note 3) (Cost
                $55,356,072).................    55,356,072
                                               ------------
              TOTAL SECURITIES
                (Cost $252,880,311)..........   262,840,409
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 3.0%
$ 6,417,917   With Investors Bank and Trust,
                dated 03/30/07, 4.76%, due
                04/02/07, repurchase proceeds
                at maturity $6,420,463
                (Collateralized by various
                Small Business
                Administrations, 8.88%, due
                09/25/16-09/25/17, with a
                total value of $6,738,813)
                (Cost $6,417,917)............  $  6,417,917
                                               ------------
              Total Investments -- 125.9%
                (Cost $259,298,228)..........   269,258,326
              Liabilities less other
                assets -- (25.9)%............   (55,418,887)
                                               ------------
              NET ASSETS -- 100.0%...........  $213,839,439
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $259,298,228.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 21,375,385
    Gross unrealized depreciation..........   (11,415,287)
                                             ------------
    Net unrealized appreciation............  $  9,960,098
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS -- 97.6%
              ADVERTISING -- 0.3%
      93,700  Catalina Marketing Corp. ...  $    2,959,046
                                            --------------
              AEROSPACE AND DEFENSE -- 1.2%
      68,300  AAR Corp.*(8)...............       1,882,348
     117,080  BE Aerospace, Inc.*.........       3,711,435
      84,510  HEICO Corp.(8)..............       3,083,770
       3,700  Innovative Solutions and
                Support, Inc.*(8).........          93,684
      83,450  Moog, Inc. -- Class A*......       3,475,693
      84,300  Orbital Sciences Corp.*.....       1,579,782
       4,000  United Industrial
                Corp.(8)..................         220,800
                                            --------------
                                                14,047,512
                                            --------------
              AGRICULTURE -- 0.2%
      68,800  CF Industries Holdings,
                Inc. .....................       2,652,240
                                            --------------
              AIRLINES -- 0.8%
     238,950  AirTran Holdings,
                Inc.*(8)..................       2,454,017
      22,900  Alaska Air Group, Inc.*.....         872,490
      46,730  Allegiant Travel Company*...       1,471,995
      79,800  Continental Airlines,
                Inc. -- Class B*(8).......       2,903,922
     167,400  ExpressJet Holdings,
                Inc.*.....................         977,616
      56,300  Pinnacle Airlines Corp.*....         973,427
       6,600  Republic Airways Holdings,
                Inc.*.....................         151,536
                                            --------------
                                                 9,805,003
                                            --------------
              APPAREL: MANUFACTURING AND RETAIL -- 4.7%
      15,000  Aeropostale, Inc.*..........         603,450
       9,900  AnnTaylor Stores Corp.*.....         383,922
      99,260  Cache, Inc.*................       1,761,865
       1,850  Columbia Sportswear
                Company(8)................         115,274
     159,640  Crocs, Inc.*(8).............       7,542,989
      54,700  Deckers Outdoor Corp.*(8)...       3,884,794
     117,990  Iconix Brand Group,
                Inc.*(8)..................       2,406,996
      87,933  Jos A Bank Clothiers,
                Inc.*(8)..................       3,108,432
      88,300  Kellwood Company(8).........       2,589,839
      29,000  Mothers Work, Inc.*.........         961,060
      74,600  Payless ShoeSource, Inc.*...       2,476,720
      92,850  Phillips-Van Heusen
                Corp. ....................       5,459,580
     415,850  Quiksilver, Inc.*...........       4,823,860
       8,600  Skechers USA, Inc. -- Class
                A*(8).....................         288,702
     240,750  Stage Stores, Inc. .........       5,611,883
     109,900  Stein Mart, Inc. ...........       1,793,568
     130,800  The Cato Corp. -- Class A...       3,059,412
      50,800  The Gymboree Corp.*.........       2,035,556
      72,500  The Talbots, Inc.(8)........       1,712,450

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              APPAREL: MANUFACTURING AND RETAIL
                (CONTINUED)
     147,300  The Wet Seal, Inc. -- Class
                A*........................  $      964,815
      47,200  Urban Outfitters, Inc.*.....       1,251,272
      79,800  Wolverine World Wide,
                Inc. .....................       2,279,886
                                            --------------
                                                55,116,325
                                            --------------
              AUTOMOBILE: RETAIL -- 0.1%
       5,800  Group 1 Automotive, Inc. ...         230,666
      29,500  The Pep Boys -- Manny, Moe &
                Jack......................         563,155
                                            --------------
                                                   793,821
                                            --------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 0.5%
      60,600  Aftermarket Technology
                Corp.*....................       1,471,368
       4,900  Commercial Vehicle Group,
                Inc.*.....................         100,940
      56,850  Modine Manufacturing
                Company...................       1,301,865
      56,100  Standard Motor Products,
                Inc. .....................         957,627
      43,600  Winnebago Industries,
                Inc.(8)...................       1,466,268
                                            --------------
                                                 5,298,068
                                            --------------
              BANKS -- 4.9%
      16,400  1st Source Corp. ...........         429,188
      14,300  AMCORE Financial, Inc. .....         454,025
      13,100  Ameris Bancorp..............         320,688
       1,400  Anchor BanCorp Wisconsin,
                Inc. .....................          39,690
       1,545  Arrow Financial Corp. ......          34,608
     138,700  Astoria Financial
                Corp.(8)..................       3,688,032
      16,600  BancFirst Corp. ............         769,410
      15,700  BancorpSouth, Inc. .........         383,865
      12,200  Bank of Granite Corp. ......         218,624
       3,300  BankFinancial Corp. ........          53,691
      54,273  BankUnited Financial
                Corp. -- Class A(8).......       1,151,130
       7,000  Cadence Financial Corp. ....         140,000
       7,100  Camden National Corp. ......         308,140
       1,800  Capital Corp of the West....          47,790
       5,200  Center Financial Corp. .....         102,804
       9,200  Chittenden Corp. ...........         277,748
       5,800  Citizens Banking Corp. --
                Michigan(8)...............         128,528
       1,400  Citizens First Bancorp,
                Inc. .....................          31,892
      24,900  City Bank -- Lynwood,
                Washington................         799,539
      17,800  City Holding Company........         720,010
      16,600  Columbia Banking System,
                Inc. .....................         559,918
       1,400  Community Bancorp*..........          43,050
      34,500  Community Bank System,
                Inc. .....................         721,740

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
       9,300  Community Trust Bancorp,
                Inc. .....................  $      336,939
      76,400  Corus Bankshares, Inc.(8)...       1,303,384
      25,100  Dime Community Bancshares...         332,073
      40,500  East West Bancorp, Inc. ....       1,489,185
       3,400  Financial Institutions,
                Inc. .....................          68,238
      11,900  First Charter Corp.(8)......         255,850
       4,700  First Citizens Bancshares,
                Inc. -- Class A...........         944,700
      23,700  First Commonwealth Financial
                Corp.(8)..................         278,475
       1,500  First Community Bancshares,
                Inc.(8)...................          58,500
      62,800  First Financial
                Bancorp(8)................         948,908
      19,300  First Financial Bankshares,
                Inc. .....................         807,126
       2,200  First Financial Corp. ......          68,090
      11,700  First Financial Holdings,
                Inc. .....................         404,820
      25,900  First Indiana Corp. ........         565,915
      61,850  First Midwest Bancorp,
                Inc.(8)...................       2,272,988
       3,600  First Place Financial
                Corp. ....................          77,220
       1,200  First Regional Bancorp*.....          35,640
      29,900  Flagstar Bancorp, Inc. .....         357,305
      43,199  Frontier Financial
                Corp.(8)..................       1,077,815
      15,700  Glacier Bancorp, Inc. ......         377,428
       4,000  Great Southern Bancorp,
                Inc. .....................         117,120
      30,200  Greater Bay Bancorp.........         812,078
      41,400  Hancock Holding Company(8)..       1,820,772
      14,075  Horizon Financial Corp. ....         310,776
      12,200  Independent Bank Corp. --
                Massachusetts.............         401,868
       5,775  Independent Bank Corp. --
                Michigan..................         117,637
      14,600  Integra Bank Corp. .........         325,434
      81,000  International Bancshares
                Corp.(8)..................       2,403,270
       3,600  Intervest Bancshares
                Corp.*....................         103,320
      10,100  ITLA Capital Corp. .........         525,402
       6,100  Kearny Financial Corp. .....          87,718
      20,200  KNBT Bancorp, Inc. .........         297,748
       9,200  Lakeland Financial Corp. ...         208,840
       1,650  Macatawa Bank Corp. ........          30,360
       2,400  MAF Bancorp, Inc. ..........          99,216
       2,730  MainSource Financial Group,
                Inc. .....................          46,355
      57,350  MB Financial, Inc. .........       2,065,174
       2,400  Nara Bancorp, Inc. .........          42,024
       3,399  National Penn Bancshares,
                Inc. .....................          64,241
       3,000  NBT Bancorp, Inc. ..........          70,290
     145,050  NewAlliance Bancshares,
                Inc.(8)...................       2,351,261

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
      13,200  OceanFirst Financial
                Corp. ....................  $      229,020
       6,600  Old National Bancorp........         119,988
      11,600  Old Second Bancorp, Inc. ...         317,840
      42,700  Oriental Financial Group,
                Inc. -- Puerto Rico(8)....         503,006
      95,100  Pacific Capital Bancorp.....       3,054,612
       1,400  Park National Corp. ........         132,272
       3,400  Partners Trust Financial
                Group, Inc. ..............          38,862
       3,400  People's Bancorp, Inc. .....          89,794
      38,900  PFF Bancorp, Inc. ..........       1,179,837
       6,300  Preferred Bank -- Los
                Angeles, California.......         247,023
       4,000  Provident Bankshares
                Corp. ....................         131,440
      24,200  S&T Bancorp, Inc. ..........         799,568
       5,000  Sandy Spring Bancorp,
                Inc. .....................         173,200
      12,300  Santander BanCorp -- Puerto
                Rico(8)...................         216,603
       4,200  SCBT Financial Corp. .......         152,292
      12,900  Signature Bank*.............         419,766
       6,600  Simmons First National
                Corp. -- Class A..........         198,462
       5,390  Smithtown Bancorp,
                Inc.(8)...................         140,140
       6,450  Sterling Bancshares, Inc. --
                Texas.....................          72,111
       6,400  Sterling Financial Corp. --
                Pennsylvania..............         142,080
     101,850  Sterling Financial Corp. --
                Spokane...................       3,176,701
      10,000  Suffolk Bancorp.............         322,800
      10,300  SY Bancorp, Inc. ...........         256,058
       6,300  Taylor Capital Group,
                Inc. .....................         220,500
      33,600  TierOne Corp. ..............         908,544
      10,400  TrustCo Bank Corp. NY(8)....          99,632
      40,600  Trustmark Corp.(8)..........       1,138,424
       2,500  Univest Corp. of
                Pennsylvania..............          61,925
      11,500  Union Bankshares Corp. .....         298,310
      36,400  United Bankshares,
                Inc.(8)...................       1,275,092
      24,200  United Community Financial
                Corp. ....................         267,410
      11,100  USB Holding Company,
                Inc. .....................         251,859
       3,600  Washington Federal, Inc. ...          84,456
      12,000  Washington Trust Bancorp,
                Inc. .....................         321,720
       1,900  Wauwatosa Holdings, Inc.*...          33,212
       8,700  WesBanco, Inc. .............         268,569
       3,000  West Bancorp................          45,270
      10,100  West Coast Bancorp..........         322,897
      44,350  Westamerica Bancorp(8)......       2,136,340

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
       6,200  Western Alliance Bancorp*...  $      192,448
      14,600  WSFS Financial Corp. .......         941,408
                                            --------------
                                                56,767,104
                                            --------------
              BROADCAST SERVICES/MEDIA -- 0.8%
       2,900  4Kids Entertainment,
                Inc.*.....................          54,868
      77,900  Citadel Broadcasting
                Company(8)................         740,829
      81,750  CKX, Inc.*(8)...............         907,425
     115,600  Cumulus Media, Inc. -- Class
                A*(8).....................       1,084,328
      85,400  DG Fastchannel, Inc.*.......       1,420,202
      10,500  Emmis Communications
                Corp. -- Class A(8).......          88,620
      67,400  Entercom Communications
                Corp. ....................       1,899,332
       4,000  Gray Television, Inc. ......          41,680
     101,100  Martha Stewart Living
                Omnimedia, Inc. -- Class
                A(8)......................       1,719,711
      98,300  Sinclair Broadcast Group,
                Inc. -- Class A...........       1,518,735
                                            --------------
                                                 9,475,730
                                            --------------
              BUSINESS SERVICES AND SUPPLIES -- 3.4%
      27,500  Acxiom Corp. ...............         588,225
      35,150  Administaff, Inc. ..........       1,237,280
      16,200  Ambassadors Group, Inc. ....         538,488
     131,238  Barrett Business Services,
                Inc. .....................       3,025,036
     126,300  CSG Systems International,
                Inc.*.....................       3,160,026
      69,800  Deluxe Corp. ...............       2,340,394
      16,800  Diamond Management &
                Technology Consultants,
                Inc. .....................         196,392
      35,100  First Consulting Group,
                Inc.*.....................         319,410
     104,680  FirstService Corp.
                (Canada)*.................       2,887,074
      21,200  Forrester Research, Inc.*...         601,232
      95,900  Global Payments, Inc. ......       3,266,354
      13,800  Heidrick & Struggles
                International, Inc.*......         668,610
       9,800  Huron Consulting Group,
                Inc.*.....................         596,232
      90,400  LightBridge, Inc.*..........       1,588,328
      74,050  MAXIMUS, Inc. ..............       2,553,244
     103,700  MoneyGram International,
                Inc.(8)...................       2,878,712
      73,680  Portfolio Recovery
                Associates, Inc.*(8)......       3,289,812
      80,700  Spherion Corp.*.............         711,774
     126,500  Symyx Technologies, Inc.*...       2,241,580
      46,200  TeleTech Holdings, Inc.*....       1,695,078

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES (CONTINUED)
      12,500  The Corporate Executive
                Board Company.............  $      949,500
      93,800  UniFirst Corp. .............       3,599,106
      20,500  Vertrue, Inc.*..............         986,255
                                            --------------
                                                39,918,142
                                            --------------
              CHEMICALS -- 1.5%
      69,200  Compass Minerals
                International, Inc.(8)....       2,311,280
      86,200  HB Fuller Company...........       2,350,674
      34,000  Innospec, Inc. .............       1,959,760
      14,600  OM Group, Inc.*.............         652,328
      28,400  Pioneer Companies, Inc.*....         784,976
      64,200  Spartech Corp. .............       1,883,628
     158,900  Terra Industries,
                Inc.*(8)..................       2,780,750
     112,400  Tetra Tech, Inc.*...........       2,142,344
      50,700  The Valspar Corp. ..........       1,410,981
     101,700  US BioEnergy Corp.*.........       1,166,499
                                            --------------
                                                17,443,220
                                            --------------
              COMMERCIAL SERVICES -- 0.7%
       7,800  Coinmach Service Corp. --
                Class A...................          82,758
      13,300  DynCorp International,
                Inc. -- Class A*..........         200,697
      89,930  HMS Holdings Corp.*(8)......       1,969,467
       3,700  ICT Group, Inc.*............          64,750
       7,500  Standard Parking Corp.*.....         265,275
      79,330  Steiner Leisure, Ltd.
                (Bahama Islands)*.........       3,568,263
      16,600  Viad Corp. .................         640,760
      56,700  Volt Information Sciences,
                Inc.*(8)..................       1,484,973
                                            --------------
                                                 8,276,943
                                            --------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 5.8%
      20,400  Actuate Corp.*..............         106,488
     169,730  Advent Software, Inc.*(8)...       5,918,485
      17,600  Ansoft Corp.*...............         556,864
      44,700  AsiaInfo Holdings, Inc.*....         307,089
     132,200  Aspen Technology, Inc.*.....       1,718,600
      92,200  Avocent Corp.*..............       2,486,634
       8,300  Black Box Corp. ............         303,282
       8,200  Blackbaud, Inc. ............         200,244
      23,000  Captaris, Inc.*.............         133,170
     117,050  Checkpoint Systems, Inc.*...       2,769,403
      37,500  COMSYS IT Partners, Inc.*...         746,250
     133,120  Concur Technologies,
                Inc.*(8)..................       2,324,275
     120,910  Cray, Inc.*.................       1,667,349

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES (CONTINUED)
      15,000  Digi International, Inc.*...  $      190,500
     106,300  Electronics For Imaging,
                Inc.*.....................       2,492,735
       5,450  FactSet Research Systems,
                Inc. .....................         342,533
       4,300  FARO Technologies, Inc.*....         124,141
       9,200  IHS, Inc. -- Class A*.......         378,212
      62,300  Imation Corp. ..............       2,515,674
       5,700  Infocrossing, Inc.*.........          84,759
       6,300  Interactive Intelligence,
                Inc.*.....................          96,012
      12,200  Inter-Tel, Inc. ............         288,408
      60,800  Interwoven, Inc.*...........       1,027,520
      34,900  Jack Henry & Associates,
                Inc. .....................         839,345
       6,800  JDA Software Group, Inc.*...         102,204
      52,877  L-1 Identity Solutions,
                Inc.*(8)..................         872,999
      18,100  Magma Design Automation,
                Inc.*.....................         216,476
      27,100  Manhattan Associates,
                Inc.*.....................         743,353
     100,300  Mentor Graphics Corp.*......       1,638,902
      28,500  MicroStrategy, Inc. -- Class
                A*(8).....................       3,602,115
      42,700  MTS Systems Corp. ..........       1,658,468
      36,800  Quest Software, Inc.*.......         598,736
     347,000  Red Hat, Inc.*(8)...........       7,956,710
      32,700  Sigma Designs, Inc.*(8).....         858,702
       6,700  Silicon Storage Technology,
                Inc.*.....................          33,031
     127,700  Sybase, Inc.*...............       3,228,256
     105,000  Sykes Enterprises, Inc.*....       1,915,200
      58,200  Synaptics, Inc.*(8).........       1,488,756
      99,070  Systems Xcellence, Inc.
                (Canada)*.................       1,866,479
     153,870  THQ, Inc.*(8)...............       5,260,815
      14,800  Transaction Systems
                Architects, Inc. -- Class
                A*........................         479,372
      10,600  Tyler Technologies, Inc.*...         134,620
      31,200  Western Digital Corp.*......         524,472
     394,100  Wind River Systems, Inc.*...       3,917,354
     104,500  Xyratex, Ltd. (Bermuda)*....       2,494,415
                                            --------------
                                                67,209,407
                                            --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.8%
      10,400  BlueLinx Holdings, Inc. ....         109,200
      19,300  Granite Construction,
                Inc. .....................       1,066,518
      86,650  Hovnanian Enterprises,
                Inc. -- Class A*(8).......       2,180,114
      79,000  Matrix Service
                Company*(8)...............       1,598,170
      91,400  Meritage Homes Corp.*(8)....       2,935,767

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
       4,900  Monaco Coach Corp. .........  $       78,057
      90,650  Simpson Manufacturing
                Company, Inc.(8)..........       2,795,646
     128,100  Standard Pacific Corp.(8)...       2,673,447
      32,600  Sterling Construction
                Company, Inc.*............         621,356
      48,850  Team, Inc.*.................       1,863,628
       8,300  The Ryland Group, Inc.(8)...         350,177
     104,550  Trex Company, Inc.*(8)......       2,250,962
      16,500  Washington Group
                International, Inc.*......       1,095,930
      67,550  WCI Communities, Inc.*(8)...       1,441,517
                                            --------------
                                                21,060,489
                                            --------------
              CONSUMER GOODS AND SERVICES -- 2.7%
      19,600  American Greetings Corp. --
                Class A(8)................         454,916
      39,500  Bare Escentuals, Inc.*(8)...       1,416,865
      91,700  Blyth, Inc. ................       1,935,787
      25,500  Chattem, Inc.*(8)...........       1,502,970
     129,050  Helen Of Troy, Ltd.
                (Bermuda)*................       2,930,726
      58,150  Herbalife, Ltd. (Cayman
                Islands)*.................       2,278,899
      77,900  NBTY, Inc.*.................       4,131,816
      69,100  Nutri/System, Inc.*(8)......       3,621,531
     159,100  Playtex Products, Inc.*.....       2,158,987
      13,000  Prestige Brands Holdings,
                Inc.*.....................         154,050
     120,810  Rollins, Inc. ..............       2,779,838
     195,650  Tempur-Pedic International,
                Inc.(8)...................       5,084,943
      72,500  The Scotts Miracle-Gro
                Company -- Class A........       3,192,175
       9,199  Vector Group, Ltd.(8).......         172,113
       1,900  WD-40 Company...............          60,249
                                            --------------
                                                31,875,865
                                            --------------
              CONTAINERS AND PACKAGING -- 0.0%
       1,300  Greif, Inc. -- Class A......         144,443
                                            --------------
              DISTRIBUTION -- 1.3%
      62,290  Houston Wire & Cable
                Company*(8)...............       1,745,366
      61,450  United Stationers, Inc.*....       3,682,084
     121,750  Universal Corp. ............       7,469,362
      46,000  Watsco, Inc.(8).............       2,349,220
                                            --------------
                                                15,246,032
                                            --------------

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED OPERATIONS AND SERVICES -- 0.1%
      28,300  Compass Diversified Trust...  $      474,591
      13,100  Resource America, Inc. --
                Class A...................         309,553
                                            --------------
                                                   784,144
                                            --------------
              EDUCATION -- 0.6%
      77,600  DeVry, Inc. ................       2,277,560
      13,700  New Oriental Education &
                Technolgy Group, Inc.
                (ADR) (Cayman Island)*....         555,261
      57,700  School Specialty,
                Inc.*(8)..................       2,083,547
      16,100  Strayer Education, Inc. ....       2,012,500
                                            --------------
                                                 6,928,868
                                            --------------
              ELECTRONICS -- 3.0%
     147,799  Belden CDT, Inc.(8).........       7,920,548
     107,800  Benchmark Electronics,
                Inc.*.....................       2,227,148
       7,900  Cubic Corp. ................         170,956
      46,160  DTS, Inc.*..................       1,118,457
     493,150  Flextronics International,
                Ltd. (Singapore)*.........       5,395,061
      41,850  Harman International
                Industries, Inc. .........       4,020,948
       2,900  Littelfuse, Inc.*(8)........         117,740
      65,800  Methode Electronics,
                Inc. .....................         971,866
     105,000  Micrel, Inc.*...............       1,157,100
     203,700  Nam Tai Electronics, Inc.
                (British Virgin
                Islands)..................       2,637,915
      36,700  Park Electrochemical
                Corp. ....................         995,304
     587,450  Sanmina-SCI Corp.*..........       2,126,569
     468,400  Solectron Corp.*............       1,475,460
      54,950  Sonic Solutions*(8).........         774,795
     107,850  Synopsys, Inc.*.............       2,828,906
      21,400  Technitrol, Inc. ...........         560,466
                                            --------------
                                                34,499,239
                                            --------------
              ENERGY SERVICES -- 0.3%
       8,650  Energy Conversion Devices,
                Inc.*(8)..................         302,231
      21,200  First Solar, Inc.*..........       1,102,612
      15,900  GrafTech International,
                Ltd.*.....................         144,372
      17,500  SunPower Corp. -- Class
                A*(8).....................         796,250
      30,500  VeraSun Energy Corp.*(8)....         606,035
                                            --------------
                                                 2,951,500
                                            --------------
              ENGINEERING -- 0.4%
      25,400  EMCOR Group, Inc.*..........       1,498,092
      75,550  URS Corp.*..................       3,217,675
                                            --------------
                                                 4,715,767
                                            --------------

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.5%
     257,100  Allied Waste Industries,
                Inc.*(8)..................  $    3,236,889
      55,700  Metal Management, Inc. .....       2,573,340
       1,300  Waste Industries USA,
                Inc. .....................          35,711
                                            --------------
                                                 5,845,940
                                            --------------
              EQUIPMENT RENTAL AND LEASING -- 0.4%
      75,300  Aaron Rents, Inc.(8)........       1,990,932
      96,000  Rent-A-Center, Inc.*........       2,686,080
                                            --------------
                                                 4,677,012
                                            --------------
              FINANCIAL SERVICES -- 5.9%
      40,650  Accredited Home Lenders
                Holding Company*(8).......         376,826
      19,650  Affiliated Managers Group,
                Inc.*(8)..................       2,129,078
     237,000  Asset Acceptance Capital
                Corp.*....................       3,666,390
      62,400  ASTA Funding, Inc.(8).......       2,694,432
      70,449  Calamos Asset Management,
                Inc. -- Class A...........       1,572,422
         900  Capital Southwest Corp. ....         138,303
      14,200  Credit Acceptance Corp.*....         386,098
     352,050  E*TRADE Financial Corp.*....       7,470,501
     127,550  Eaton Vance Corp. ..........       4,545,882
      29,300  Federal Agricultural
                Mortgage Corp. -- Class
                C.........................         796,960
      20,000  Federated Investors, Inc. --
                Class B...................         734,400
      77,300  Financial Federal Corp. ....       2,034,536
      94,300  Fortress Investment Group
                LLC -- Class A(8).........       2,704,524
      13,200  GAMCO Investors, Inc. --
                Class A...................         571,956
      29,800  Greenhill & Company,
                Inc.(8)...................       1,829,422
      51,150  International Securities
                Exchange Holdings,
                Inc. .....................       2,496,120
      88,000  Investment Technology Group,
                Inc.*.....................       3,449,600
     261,800  Jefferies Group, Inc. ......       7,579,109
     229,600  Knight Capital Group,
                Inc. -- Class A*..........       3,636,864
       9,900  Morningstar, Inc.*..........         511,236
     119,500  Nasdaq Stock Market,
                Inc.*.....................       3,514,495
      25,150  Nuveen Investments -- Class
                A.........................       1,189,595
      74,300  Ocwen Financial Corp.*......         956,241
     124,000  Optionable, Inc.*(8)........         735,320
      75,200  optionsXpress Holdings,
                Inc. .....................       1,770,208
      51,680  Penson Worldwide, Inc.*.....       1,560,219
      28,000  Piper Jaffray Companies,
                Inc.*.....................       1,734,320

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
     146,150  Raymond James Financial,
                Inc. .....................  $    4,349,424
      18,100  Susquehanna Bancshares,
                Inc. .....................         419,739
      16,550  The Student Loan Corp. .....       3,076,976
       2,800  US Global Investors, Inc. --
                Class A(8)................          72,128
      41,100  W Holding Company, Inc. --
                Puerto Rico(8)............         205,500
       3,600  Waddell & Reed Financial,
                Inc. -- Class A...........          83,952
                                            --------------
                                                68,992,776
                                            --------------
              FOOD AND BEVERAGE -- 0.7%
      36,700  Boston Beer Company, Inc. --
                Class A*..................       1,223,945
       1,300  Coca-Cola Bottling
                Company...................          73,619
       1,900  Farmer Brothers Company.....          43,130
      15,500  Imperial Sugar Company(8)...         519,715
     121,800  Lance, Inc. ................       2,465,232
      26,200  Nash Finch Company(8).......         902,852
       5,800  Ralcorp Holdings, Inc.*.....         372,940
     195,310  SunOpta, Inc.
                (Canada)*(8)..............       2,324,189
                                            --------------
                                                 7,925,622
                                            --------------
              FUNERAL SERVICES -- 0.1%
     156,000  Stewart Enterprises, Inc. --
                Class A...................       1,257,360
                                            --------------
              INSURANCE -- 4.5%
       4,400  ACA Capital Holdings,
                Inc.*.....................          61,688
      24,900  American Physicians Capital,
                Inc.*.....................         997,992
     103,624  Amerisafe, Inc.*............       1,953,312
     218,290  AmTrust Financial Services,
                Inc.(8)...................       2,305,142
     231,500  Assured Guaranty, Ltd.
                (Bermuda).................       6,324,581
     156,625  Delphi Financial Group,
                Inc. -- Class A...........       6,301,024
       3,100  EMC Insurance Group,
                Inc. .....................          79,980
       5,800  FBL Financial Group, Inc. --
                Class A...................         226,954
      92,160  First Mercury Financial
                Corp.*....................       1,893,888
       4,500  FPIC Insurance Group,
                Inc.*.....................         201,015
      12,300  Horace Mann Educators
                Corp. ....................         252,765
      30,200  Infinity Property & Casualty
                Corp. ....................       1,415,172
      41,400  IPC Holdings, Ltd.
                (Bermuda).................       1,194,390
       1,800  James River Group, Inc. ....          56,358
         450  National Western Life
                Insurance Company -- Class
                A.........................         110,160
      43,500  Odyssey Re Holdings
                Corp.(8)..................       1,709,985

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
       8,900  Ohio Casualty Corp. ........  $      266,555
      33,500  OneBeacon Insurance Group,
                Ltd. (Bermuda)............         837,500
     112,908  Philadelphia Consolidated
                Holding Corp.*............       4,966,823
     108,350  Platinum Underwriters
                Holdings, Ltd.
                (Bermuda).................       3,475,868
      25,100  Presidential Life Corp. ....         494,972
      58,650  Protective Life Corp. ......       2,582,946
      46,600  Safety Insurance Group,
                Inc. .....................       1,869,592
      99,180  Security Capital Assurance,
                Ltd. (Bermuda)............       2,799,851
      88,500  State Auto Financial
                Corp. ....................       2,843,505
       8,300  The Commerce Group, Inc. ...         249,332
      15,000  The Phoenix Companies,
                Inc. .....................         208,200
      52,500  United Fire & Casualty
                Company(8)................       1,844,325
     133,900  Universal American Financial
                Corp.*....................       2,594,982
      53,200  Zenith National Insurance
                Corp. ....................       2,514,764
                                            --------------
                                                52,633,621
                                            --------------
              INTERNET SERVICES -- 4.3%
     142,450  aQuantive, Inc.*(8).........       3,975,779
      45,450  CheckFree Corp.*............       1,685,741
      80,000  CMGI, Inc.*.................         169,600
     349,630  CNET Networks, Inc.*........       3,045,277
      35,400  Cogent Communications Group,
                Inc.*.....................         836,502
     202,060  CyberSource Corp.*..........       2,527,771
      62,150  DealerTrack Holdings,
                Inc.*.....................       1,909,248
     187,400  EarthLink, Inc.*............       1,377,390
      20,004  Equinix, Inc.*(8)...........       1,712,943
     213,600  eResearch Technology,
                Inc.*(8)..................       1,678,896
      47,200  i2 Technologies, Inc.*(8)...       1,132,800
     127,670  j2 Global Communications,
                Inc.*(8)..................       3,539,011
     199,599  Marchex, Inc. -- Class
                B(8)......................       3,057,857
     379,600  Move, Inc.*.................       2,102,984
     380,980  NaviSite, Inc.*.............       2,289,690
     190,350  Online Resources Corp.*.....       2,183,315
     117,750  Perficient, Inc.*...........       2,329,095
      41,900  Priceline.com, Inc.*(8).....       2,231,594
      93,460  RADVision, Ltd. (Israel)*...       2,205,656
     215,600  SonicWALL, Inc.*............       1,802,416
       6,200  Syntel, Inc. ...............         214,830
      98,120  The TriZetto Group, Inc.*...       1,963,381
      21,200  TIBCO Software, Inc.*.......         180,624
       8,200  Travelzoo, Inc.*............         301,514

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES (CONTINUED)
     180,500  United Online, Inc. ........  $    2,532,415
       2,700  ValueClick, Inc.*...........          70,551
      25,800  Vignette Corp.*.............         479,106
      45,490  WebEx Communications,
                Inc.*.....................       2,586,561
                                            --------------
                                                50,122,547
                                            --------------
              LEISURE AND RECREATION -- 1.5%
     298,460  Century Casinos, Inc.*......       2,462,295
     112,200  Dover Downs Gaming &
                Entertainment, Inc. ......       1,445,136
      46,350  Life Time Fitness,
                Inc.*(8)..................       2,382,854
      99,200  Live Nation, Inc.*..........       2,188,352
      63,700  Monarch Casino & Resort,
                Inc.*.....................       1,656,200
     137,710  Scientific Games Corp. --
                Class A*(8)...............       4,521,019
      78,130  The9, Ltd. (ADR) (Cayman
                Islands)*(8)..............       2,636,106
                                            --------------
                                                17,291,962
                                            --------------
              MACHINERY -- 1.2%
       9,300  Applied Industrial
                Technologies, Inc. .......         228,129
      80,125  Bucyrus International,
                Inc. -- Class A(8)........       4,126,437
       3,800  Chart Industries, Inc.*.....          69,008
      11,700  Columbus McKinnon Corp.*....         261,963
     245,694  Flow International
                Corp.*(8).................       2,638,754
      27,900  Intevac, Inc.*..............         735,723
      91,050  Joy Global, Inc.(8).........       3,906,045
      10,400  Middleby Corp.*(8)..........       1,371,136
      13,600  Regal-Beloit Corp. .........         630,768
       3,100  Robbins & Myers, Inc. ......         115,599
                                            --------------
                                                14,083,562
                                            --------------
              MANUFACTURING -- 4.0%
      56,650  Acuity Brands, Inc. ........       3,084,026
       4,100  AEP Industries, Inc.*.......         176,300
      81,300  Albany International
                Corp. -- Class A(8).......       2,921,922
      11,900  American Woodmark Corp. ....         437,444
      18,200  AO Smith Corp. .............         695,604
      47,750  AptarGroup, Inc.(8).........       3,195,908
       1,400  AZZ, Inc.*..................          58,800
     159,000  Carlisle Companies, Inc. ...       6,825,869
      47,780  Ceradyne, Inc.*(8)..........       2,615,477
         900  CIRCOR International,
                Inc. .....................          32,130
     137,650  Deswell Industries, Inc.
                (British Virgin
                Islands)..................       1,603,623
      17,000  EnPro Industries, Inc.*.....         612,850
     134,750  FLIR Systems, Inc.*(8)......       4,806,533

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING (CONTINUED)
      20,900  Freightcar America, Inc. ...  $    1,006,753
      93,400  Harsco Corp. ...............       4,189,924
     201,000  Hexcel Corp.*(8)............       3,989,850
      23,200  Kaydon Corp. ...............         987,392
      98,900  Matthews International
                Corp. -- Class A(8).......       4,025,230
       1,900  RBC Bearings, Inc.*.........          63,517
      17,400  Rofin-Sinar Technologies,
                Inc.*.....................       1,029,732
      35,200  Sturm, Ruger & Company,
                Inc.*.....................         473,440
     111,600  The Timken Company..........       3,382,596
                                            --------------
                                                46,214,920
                                            --------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 6.7%
      10,000  Alliance Imaging, Inc.*.....          87,300
     171,940  American Medical Systems
                Holdings, Inc.*...........       3,639,970
     192,600  AMERIGROUP Corp.*...........       5,855,039
     146,700  AmSurg Corp.*(8)............       3,592,683
     148,976  AngioDynamics, Inc.*(8).....       2,516,205
      83,100  Apria Healthcare Group,
                Inc.*.....................       2,679,975
      83,700  Bruker BioSciences Corp.*...         880,524
     193,700  Centene Corp.*..............       4,065,763
       4,800  Conceptus, Inc.*............          96,000
       7,700  CONMED Corp.*...............         225,071
      86,000  Covance, Inc.*..............       5,103,239
      48,540  Cutera, Inc.*...............       1,756,663
     329,300  Five Star Quality Care,
                Inc.*(8)..................       3,385,204
      51,200  Haemonetics Corp.*..........       2,393,600
      75,850  Healthways, Inc.*(8)........       3,545,988
      35,500  ICON PLC (ADR) (Ireland)*...       1,512,300
      12,100  ICU Medical, Inc.*..........         474,320
       7,900  inVentiv Health, Inc.*......         302,491
       7,300  Kindred Healthcare, Inc.*...         239,294
      29,160  Kyphon, Inc.*...............       1,316,282
     341,010  LeMaitre Vascular, Inc.*....       2,199,515
       5,000  Lincare Holdings, Inc.*.....         183,250
      56,100  Luminex Corp.*..............         769,692
      37,700  Magellan Health Services,
                Inc.*.....................       1,583,400
       4,900  MedCath Corp.*..............         133,770
       7,200  Meridian Bioscience,
                Inc. .....................         199,872
      92,040  Micrus Endovascular
                Corp.*....................       2,194,234
      21,800  Mindray Medical
                International, Ltd. (ADR)
                (Cayman Islands)..........         519,058
      46,600  Nighthawk Radiology
                Holdings, Inc.*(8)........         847,654
     283,830  NovaMed, Inc.*..............       1,839,218

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                (CONTINUED)
     106,870  NuVasive, Inc.*.............  $    2,538,163
     453,060  Orthovita, Inc.*............       1,322,935
       6,000  Patterson Companies,
                Inc.*.....................         212,940
      78,721  PolyMedica Corp.(8).........       3,332,260
      26,500  PSS World Medical, Inc.*....         560,210
      60,410  ResMed, Inc.*(8)............       3,042,852
      65,000  STERIS Corp. ...............       1,726,400
      92,500  Sunrise Senior Living,
                Inc.*(8)..................       3,655,600
      34,400  Techne Corp.*...............       1,964,240
       7,300  The Advisory Board
                Company*..................         369,526
     294,030  The Spectranetics
                Corp.*(8).................       3,146,121
      36,840  Vital Images, Inc.*.........       1,225,298
       5,000  Vital Signs, Inc. ..........         259,900
      29,800  Zoll Medical Corp.*.........         794,170
                                            --------------
                                                78,288,189
                                            --------------
              METALS AND MINING -- 1.5%
      98,900  AK Steel Holding Corp.*.....       2,313,271
      71,900  Chaparral Steel
                Company(8)................       4,182,423
       6,000  Kaiser Aluminum Corp.*......         468,000
      59,700  Ladish Company, Inc.*.......       2,247,108
     128,400  Mueller Industries, Inc. ...       3,864,840
      97,100  Steel Dynamics, Inc. .......       4,194,720
                                            --------------
                                                17,270,362
                                            --------------
              OFFICE EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.9%
     171,300  Acco Brands Corp.*..........       4,126,616
      55,750  Herman Miller, Inc. ........       1,867,068
      69,800  IKON Office Solutions,
                Inc. .....................       1,003,026
     133,550  Knoll, Inc. ................       3,182,497
                                            --------------
                                                10,179,207
                                            --------------
              OIL, COAL AND GAS -- 5.4%
     141,320  Aegean Marine Petroleum
                Network, Inc. (Marshall
                Islands)..................       2,379,829
      78,200  Alon USA Energy, Inc. ......       2,830,840
       2,900  Basic Energy Services,
                Inc.*.....................          67,570
     116,050  Cabot Oil & Gas Corp.(8)....       7,812,486
     143,100  Cal Dive International,
                Inc.*.....................       1,747,251
      29,220  Core Laboratories NV (the
                Netherlands)*.............       2,449,513
      61,000  Dril-Quip, Inc.*............       2,640,080
       2,000  Enbridge Energy Management,
                LLC*......................         108,020
      28,100  FMC Technologies,
                Inc.*(8)..................       1,960,256
      64,200  Grant Prideco, Inc.*........       3,199,728
     177,100  Grey Wolf, Inc.*(8).........       1,186,570

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
      19,200  Harvest Natural Resources,
                Inc.*.....................  $      187,008
     120,000  Headwaters, Inc.*(8)........       2,622,000
      36,400  Helix Energy Solutions
                Group, Inc.*..............       1,357,356
       9,400  MarkWest Hydrocarbon,
                Inc. .....................         582,800
      11,400  NATCO Group, Inc.*..........         388,968
     106,854  Oceaneering International,
                Inc.*.....................       4,500,690
      89,870  Oil States International,
                Inc.*.....................       2,883,928
      74,100  ONEOK, Inc. ................       3,334,500
      16,050  Patterson-UTI Energy,
                Inc. .....................         360,162
      69,000  Penn Virginia Corp. ........       5,064,600
      25,200  Range Resources Corp. ......         841,680
      16,100  Southwest Gas Corp. ........         625,807
      40,900  St Mary Land & Exploration
                Company(8)................       1,500,212
      84,260  Superior Energy Services,
                Inc.*(8)..................       2,904,442
      69,400  Swift Energy Company*.......       2,898,838
      84,200  TETRA Technologies, Inc.*...       2,080,582
      31,200  VAALCO Energy, Inc.*........         161,616
     107,400  Whiting Petroleum
                Corp.*(8).................       4,232,634
                                            --------------
                                                62,909,966
                                            --------------
              PAPER AND FOREST PRODUCTS -- 0.1%
      32,400  Buckeye Technologies,
                Inc.*.....................         420,552
       5,300  Rock-Tenn Company -- Class
                A.........................         175,960
                                            --------------
                                                   596,512
                                            --------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.3%
     133,900  Affymetrix, Inc.*(8)........       4,026,373
     109,300  Albany Molecular Research,
                Inc.*.....................       1,076,605
     225,900  Alkermes, Inc.*.............       3,487,896
      98,500  Bradley Pharmaceuticals,
                Inc.*(8)..................       1,890,215
     112,750  Cephalon, Inc.*.............       8,028,927
     213,400  Cubist Pharmaceuticals,
                Inc.*(8)..................       4,709,738
      35,050  Dendreon Corp.*(8)..........         453,197
     159,150  DepoMed, Inc.*(8)...........         568,166
      21,100  Digene Corp.*(8)............         894,851
     249,100  Enzon Pharmaceuticals,
                Inc.*(8)..................       2,030,165
      67,800  Geron Corp.*(8).............         474,600
      39,800  Human Genome Sciences,
                Inc.*(8)..................         422,676
     104,410  K-V Pharmaceutical
                Company -- Class A*.......       2,582,059

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT (CONTINUED)
       9,500  Ligand Pharmaceuticals,
                Inc. -- Class B...........  $       95,760
     473,500  Medarex, Inc.*(8)...........       6,127,089
      68,580  Medicis Pharmaceuticals
                Corp. -- Class A(8).......       2,113,636
      57,700  Noven Pharmaceuticals,
                Inc.*.....................       1,338,640
      17,500  Pain Therapeutics, Inc.*....         137,200
     162,972  Pharmaceutical Product
                Development, Inc. ........       5,490,527
       8,900  Pharmanet Development Group,
                Inc.*.....................         231,400
      58,900  Regeneron Pharmaceuticals,
                Inc.*.....................       1,273,418
      53,400  Savient Pharmaceuticals,
                Inc.*.....................         641,868
      67,300  Sciele Pharma, Inc.*(8).....       1,593,664
                                            --------------
                                                49,688,670
                                            --------------
              PRINTING AND PUBLISHING -- 0.5%
     199,000  Bowne & Company, Inc. ......       3,130,270
     157,550  Valassis Communications,
                Inc.*(8)..................       2,708,285
                                            --------------
                                                 5,838,555
                                            --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
     163,700  Meruelo Maddux Properties,
                Inc.*(8)..................       1,432,375
                                            --------------
              REAL ESTATE INVESTMENT TRUSTS -- 5.7%
     155,850  Acadia Realty Trust.........       4,063,010
       4,000  Agree Realty Corp. .........         136,560
      40,700  American Campus Communities,
                Inc. .....................       1,232,803
      30,900  Associated Estates Realty
                Corp. ....................         435,381
      15,900  BRT Realty Trust............         480,021
      57,900  CapitalSource, Inc.(8)......       1,455,027
      52,050  Cousins Properties, Inc. ...       1,710,363
      35,600  DiamondRock Hospitality
                Company...................         676,400
      47,600  Entertainment Properties
                Trust.....................       2,867,900
     104,200  Equity Inns, Inc. ..........       1,706,796
      57,300  Franklin Street Properties
                Corp.(8)..................       1,099,014
      19,400  Getty Realty Corp. .........         557,556
      45,300  Gramercy Capital Corp. .....       1,389,804
      78,600  Highwoods Properties,
                Inc.(8)...................       3,103,914
      16,000  Home Properties, Inc. ......         844,960
     110,400  Inland Real Estate
                Corp.(8)..................       2,024,736
      93,500  Innkeepers USA Trust........       1,522,180
      33,000  Investors Real Estate
                Trust(8)..................         349,470
     123,590  KKR Financial Corp. ........       3,390,074

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
      53,700  LTC Properties, Inc. .......  $    1,391,367
      71,350  Maguire Properties, Inc. ...       2,537,206
      91,500  MFA Mortgage Investments,
                Inc. .....................         704,550
      21,300  Mission West Properties,
                Inc. .....................         307,998
      75,400  National Retail Properties,
                Inc.(8)...................       1,823,926
       2,200  Nationwide Health
                Properties, Inc. .........          68,772
     127,400  NorthStar Realty Finance
                Corp. ....................       1,937,754
     166,600  OMEGA Healthcare Investors,
                Inc. .....................       2,857,190
      36,600  Pennsylvania Real Estate
                Investment Trust..........       1,622,478
      70,650  PS Business Parks, Inc. ....       4,982,237
      90,600  RAIT Investment Trust.......       2,531,364
      10,100  Ramco-Gershenson Properties
                Trust.....................         360,671
     126,150  Realty Income Corp.(8)......       3,557,430
       6,300  Resource Capital Corp. .....         101,682
      27,700  Saul Centers, Inc. .........       1,576,130
      30,500  SL Green Realty Corp.(8)....       4,183,990
      33,700  Sovran Self Storage,
                Inc.(8)...................       1,867,317
       5,800  Tanger Factory Outlet
                Centers, Inc. ............         234,262
      22,100  Taubman Centers, Inc. ......       1,281,579
     171,750  U-Store-It Trust............       3,455,610
                                            --------------
                                                66,429,482
                                            --------------
              REGISTERED INVESTMENT COMPANIES -- 0.4%
     181,400  Ares Capital Corp.(8).......       3,296,038
      69,800  MCG Capital Corp.(8)........       1,309,448
                                            --------------
                                                 4,605,486
                                            --------------
              RETAIL -- 1.6%
     153,600  Big Lots, Inc.*(8)..........       4,804,607
      14,200  Books-A-Million, Inc. ......         202,208
     176,750  Casey's General Stores,
                Inc. .....................       4,420,518
      38,497  Cash America International,
                Inc. .....................       1,578,377
     106,350  Circuit City Stores,
                Inc. .....................       1,970,666
     121,100  EZCORP, Inc. -- Class A*....       1,783,803
      72,000  Jo-Ann Stores, Inc.*(8).....       1,962,000
      28,100  Longs Drug Stores Corp. ....       1,451,084
       4,900  West Marine, Inc.*..........          89,229
      10,600  Williams-Sonoma, Inc.(8)....         375,876
                                            --------------
                                                18,638,368
                                            --------------

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              RETAIL: RESTAURANTS -- 2.0%
      15,800  Bob Evans Farms, Inc.(8)....  $      583,810
      99,150  Brinker International,
                Inc. .....................       3,242,205
      42,000  CBRL Group, Inc. ...........       1,944,600
      63,900  CEC Entertainment, Inc.*....       2,654,406
      69,100  Domino's Pizza, Inc. .......       2,243,677
       9,600  IHOP Corp. .................         563,040
      17,000  Jack in the Box, Inc.*......       1,175,210
      12,450  Panera Bread Company --
                Class A*(8)...............         735,297
      84,700  Papa John's International,
                Inc.*(8)..................       2,490,180
      11,000  PF Chang's China Bistro,
                Inc.*(8)..................         460,680
      85,800  RARE Hospitality
                International, Inc.*......       2,581,722
     168,725  Sonic Corp.*................       3,759,193
      21,900  The Cheesecake Factory,
                Inc.*(8)..................         583,635
                                            --------------
                                                23,017,655
                                            --------------
              RETAIL: SUPERMARKETS -- 0.1%
      15,400  Spartan Stores, Inc. .......         412,720
      18,600  Whole Foods Market, Inc. ...         834,210
                                            --------------
                                                 1,246,930
                                            --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.1%
      63,000  Cymer, Inc.*................       2,617,650
      28,800  FEI Company*(8).............       1,038,528
      52,072  Itron, Inc.*(8).............       3,386,763
      81,000  Varian, Inc.*...............       4,719,060
      29,500  Woodward Governor Company...       1,214,515
                                            --------------
                                                12,976,516
                                            --------------
              SEMICONDUCTORS -- 2.0%
       6,200  Actel Corp.*................         102,424
      31,850  Altera Corp.*(8)............         636,682
     143,800  Amkor Technology, Inc.*.....       1,794,624
     252,450  Brooks Automation, Inc.*....       4,329,518
     129,300  Emulex Corp.*...............       2,364,897
      32,700  Exar Corp.*.................         432,948
      45,200  Intersil Corp. -- Class A...       1,197,348
     483,200  Lattice Semiconductor
                Corp.*....................       2,826,720
     164,100  ON Semiconductor Corp.*.....       1,463,772
      11,000  QLogic Corp.*...............         187,000
     392,450  Skyworks Solutions, Inc.*...       2,256,588
     108,380  Varian Semiconductor
                Equipment Associates,
                Inc.*.....................       5,785,323
                                            --------------
                                                23,377,844
                                            --------------

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.6%
      34,000  Anaren, Inc.*...............  $      598,740
      66,610  Atheros
                Communications*(8)........       1,593,977
      79,900  Atlantic Tele-Network,
                Inc. .....................       2,087,787
      10,900  Audiovox Corp. -- Class
                A*........................         160,557
     114,850  Avaya, Inc.*................       1,356,379
     113,380  Cbeyond, Inc.*(8)...........       3,325,435
      54,300  C-COR, Inc.*................         752,598
      88,000  Cincinnati Bell, Inc.*......         413,600
     142,700  Clearwire Corp. -- Class
                A*(8).....................       2,921,069
      32,900  CommScope, Inc.*............       1,411,410
      19,600  Consolidated Communications
                Holdings, Inc. ...........         389,844
      76,600  CT Communications,
                Inc.(8)...................       1,846,060
     131,600  Ditech Networks, Inc.*......       1,068,592
      74,400  Dobson Communications
                Corp. -- Class A*.........         639,096
       5,200  General Communication,
                Inc. -- Class A*..........          72,800
      21,600  Harmonic, Inc.*.............         212,112
      76,500  InterDigital Communications
                Corp.*(8).................       2,422,755
      27,600  Iowa Telecommunications
                Services, Inc.(8).........         552,000
      16,700  North Pittsburgh Systems,
                Inc. .....................         363,559
      50,600  Novatel Wireless, Inc.*.....         811,624
     287,450  Polycom, Inc.*..............       9,580,709
     744,600  RF Micro Devices,
                Inc.*(8)..................       4,638,858
      57,000  SBA Communications Corp. --
                Class A*..................       1,684,350
       4,000  Shenandoah
                Telecommunications
                Company...................         188,360
      44,800  Sonus Networks, Inc.*.......         361,536
      22,900  Syniverse Holdings, Inc.*...         241,366
     108,330  Time Warner Telecom, Inc. --
                Class A*..................       2,250,014
      11,700  USA Mobility, Inc. .........         233,181
                                            --------------
                                                42,178,368
                                            --------------
              TOOLS -- 0.3%
      67,100  Snap-on, Inc. ..............       3,227,510
                                            --------------
              TOYS -- 0.3%
     117,000  Marvel Entertainment,
                Inc.*(8)..................       3,246,750
                                            --------------
              TRANSPORTATION -- 0.8%
      23,600  American Commercial Lines,
                Inc.*.....................         742,220
     103,400  Genesee & Wyoming, Inc. --
                Class A*..................       2,751,474
      48,600  GulfMark Offshore, Inc.*....       2,121,390
      14,400  Landstar System, Inc.(8)....         660,096

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION (CONTINUED)
      48,720  Old Dominion Freight Line,
                Inc.*.....................  $    1,403,623
      93,900  Vitran Corp., Inc. -- Class
                A (Canada)*...............       1,845,135
                                            --------------
                                                 9,523,938
                                            --------------
              UTILITIES -- 2.0%
      45,750  Atmos Energy Corp. .........       1,431,060
      47,600  Avista Corp. ...............       1,153,348
      70,300  Black Hills Corp.(8)........       2,584,931
       3,400  Central Vermont Public
                Service Corp. ............          97,988
      17,600  El Paso Electric Company*...         463,760
       2,400  Middlesex Water Company.....          44,136
      32,750  New Jersey Resources
                Corp. ....................       1,639,138
      85,700  Nicor, Inc.(8)..............       4,149,594
     210,450  PNM Resources, Inc.(8)......       6,797,535
      56,500  Unisource Energy Corp. .....       2,121,575
      65,400  Westar Energy, Inc. ........       1,799,808
      45,550  WGL Holdings, Inc.(8).......       1,456,689
                                            --------------
                                                23,739,562
                                            --------------
              TOTAL COMMON STOCKS
                (Cost $998,035,478).......   1,135,426,475
                                            --------------

 PRINCIPAL
 ---------
              SHORT-TERM US TREASURY SECURITY -- 0.1%
              US TREASURY BILL
$    750,000  4.92%, 06/14/07(5) (Cost
                $742,320).................         742,320
                                            --------------
              SECURITIES LENDING COLLATERAL -- 25.8%
 299,688,462  Securities Lending
                Collateral Investment
                (Note 3) (Cost
                $299,688,462).............     299,688,462
                                            --------------
              TOTAL SECURITIES
                (Cost $1,298,466,260).....   1,435,857,257
                                            --------------

 PRINCIPAL                                      VALUE
 ---------                                  --------------
              REPURCHASE AGREEMENTS -- 2.0%
$ 23,036,812  With Investors Bank and
                Trust, dated 03/30/07,
                4.76%, due 04/02/07,
                repurchase proceeds at
                maturity $23,045,950
                (Collateralized by various
                Small Business
                Administrations,
                8.02%-8.88%, due
                09/25/13-03/25/29, with a
                total value of
                $24,188,653) (Cost
                $23,036,812)..............  $   23,036,812
                                            --------------
              Total Investments -- 125.5%
                (Cost $1,321,503,072).....   1,458,894,069
              Liabilities less other
                assets -- (25.5)%.........    (296,347,083)
                                            --------------
              NET ASSETS -- 100.0%........  $1,162,546,986
                                            ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $1,321,503,072.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $182,206,673
    Gross unrealized depreciation..........   (44,815,676)
                                             ------------
    Net unrealized appreciation............  $137,390,997
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 98.8%
              AEROSPACE AND DEFENSE -- 1.7%
     19,500   Esterline Technologies
                Corp.*.......................  $    800,865
     22,520   Moog, Inc. -- Class A*.........       937,958
     23,700   Teledyne Technologies, Inc.*...       887,328
                                               ------------
                                                  2,626,151
                                               ------------
              AIRLINES -- 1.1%
     20,100   Alaska Air Group, Inc.*........       765,810
     34,100   SkyWest, Inc. .................       914,903
                                               ------------
                                                  1,680,713
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 4.3%
     14,700   Crocs, Inc.*(8)................       694,575
     15,400   Genesco, Inc.*.................       639,562
     33,100   Maidenform Brands, Inc.*.......       763,617
     10,100   Phillips-Van Heusen Corp. .....       593,880
     20,300   Skechers USA, Inc. -- Class
                A*(8)........................       681,471
     26,500   Stage Stores, Inc. ............       617,715
     37,693   The Dress Barn, Inc.*..........       784,391
      9,400   The Men's Wearhouse, Inc. .....       442,270
     95,300   The Wet Seal, Inc. -- Class
                A*...........................       624,215
     28,200   Wolverine World Wide, Inc. ....       805,674
                                               ------------
                                                  6,647,370
                                               ------------
              AUTOMOBILE: RETAIL -- 1.4%
     24,800   Asbury Automotive Group,
                Inc. ........................       700,600
     29,900   Copart, Inc.*..................       837,499
      5,026   Group 1 Automotive, Inc. ......       199,884
     15,365   Sonic Automotive, Inc. ........       437,903
                                               ------------
                                                  2,175,886
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                EQUIPMENT AND REPAIRS -- 0.4%
     33,900   Noble International, Ltd. .....       568,842
                                               ------------
              BANKS -- 3.0%
     13,435   1st Source Corp. ..............       351,594
     32,500   First BanCorp (Puerto Rico)....       430,950
      2,571   First Citizens Bancshares,
                Inc. -- Class A..............       516,771
     12,800   Greene County Bancshares,
                Inc. ........................       434,048
     40,400   Hanmi Financial Corp. .........       770,024
     23,500   Prosperity Bancshares,
                Inc.(8)......................       816,390
     18,100   Sterling Financial Corp. --
                Spokane......................       564,539
     12,900   United Community Banks, Inc. --
                Georgia......................       422,991
     11,800   Western Alliance Bancorp*......       366,272
                                               ------------
                                                  4,673,579
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 0.5%
     56,200   Cox Radio, Inc. -- Class A*....  $    767,130
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 1.8%
     14,757   CRA International, Inc.*(8)....       770,020
     28,300   FTI Consulting, Inc.*..........       950,597
     50,100   Navigant Consulting,
                Inc.*(8).....................       989,976
                                               ------------
                                                  2,710,593
                                               ------------
              CHEMICALS -- 1.5%
     50,000   Landec Corp.*..................       709,000
     37,100   Sensient Technologies Corp. ...       956,438
     22,200   Spartech Corp. ................       651,348
                                               ------------
                                                  2,316,786
                                               ------------
              COLLECTIBLES -- 0.5%
     17,300   Sotheby's......................       769,504
                                               ------------
              COMMERCIAL SERVICES -- 1.2%
    118,900   CBIZ, Inc.*....................       844,190
     23,700   Steiner Leisure, Ltd. (Bahama
                Islands)*....................     1,066,026
                                               ------------
                                                  1,910,216
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 12.8%
    122,076   Actuate Corp.*.................       637,237
     20,700   ANSYS, Inc.*...................     1,050,939
     71,632   Aspen Technology, Inc.*........       931,216
     14,300   Avocent Corp.*.................       385,671
     59,300   Bottomline Technologies,
                Inc.*........................       646,370
     52,500   Brocade Communications Systems,
                Inc.*........................       499,800
     55,536   Captaris, Inc.*................       321,553
     37,200   COMSYS IT Partners, Inc.*......       740,280
     59,000   Epicor Software Corp.*.........       820,690
     47,600   Insight Enterprises, Inc.*.....       855,848
     57,400   Interwoven, Inc.*..............       970,060
     30,900   Jack Henry & Associates,
                Inc. ........................       743,145
     22,700   Komag, Inc.*(8)................       742,971
     17,700   Kronos, Inc.*..................       946,950
     25,900   Manhattan Associates, Inc.*....       710,437
     51,600   Nuance Communications,
                Inc.*(8).....................       789,996
     61,700   Omnicell, Inc.*................     1,290,765
     21,000   Open Text Corp. (Canada)*(8)...       461,160
     58,400   OPNET Technologies, Inc.*......       788,984
     56,100   Quest Software, Inc.*..........       912,747
     74,600   Radiant Systems, Inc.*.........       972,038
     67,500   SumTotal Systems, Inc.*........       538,650
     29,700   Synaptics, Inc.*(8)............       759,726
     29,486   The Ultimate Software Group,
                Inc.*........................       772,238

                    See notes to portfolios of investments.

                           SMALL-CAP GROWTH PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                (CONTINUED)
     20,400   THQ, Inc.*(8)..................  $    697,476
     30,800   Xyratex, Ltd. (Bermuda)*.......       735,196
                                               ------------
                                                 19,722,143
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.9%
     11,085   Apogee Enterprises, Inc. ......       222,143
     27,600   Infrasource Services, Inc.*....       842,628
     29,200   Interline Brands, Inc.*........       640,064
     12,900   NCI Building Systems, Inc.*....       615,846
     70,400   US Concrete, Inc.*.............       550,528
                                               ------------
                                                  2,871,209
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.1%
     29,200   Fossil, Inc.*..................       772,924
     23,600   Jarden Corp.*(8)...............       903,880
                                               ------------
                                                  1,676,804
                                               ------------
              DISTRIBUTION -- 1.1%
     72,323   Bell Microproducts, Inc.*......       462,867
     12,900   Tech Data Corp.*...............       461,949
     14,000   United Stationers, Inc.*.......       838,880
                                               ------------
                                                  1,763,696
                                               ------------
              ELECTRONICS -- 2.0%
     63,718   Aeroflex, Inc.*................       837,892
     78,300   KEMET Corp.*(8)................       598,995
     70,900   Methode Electronics, Inc. .....     1,047,193
     44,700   Nam Tai Electronics, Inc.
                (British Virgin Islands).....       578,865
                                               ------------
                                                  3,062,945
                                               ------------
              ENERGY SERVICES -- 0.5%
     43,682   EnerSys*.......................       750,457
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.7%
     88,200   Basin Water, Inc.*(8)..........       605,934
     11,600   Metal Management, Inc. ........       535,920
                                               ------------
                                                  1,141,854
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.5%
     27,800   Aaron Rents, Inc.(8)...........       735,032
                                               ------------
              FINANCIAL SERVICES -- 0.6%
     36,200   Interactive Data Corp. ........       895,950
                                               ------------
              FOOD AND BEVERAGE -- 1.9%
     17,500   M&F Worldwide Corp.*...........       833,175
     15,400   Ralcorp Holdings, Inc.*........       990,220
     31,600   Sanderson Farms, Inc.(8).......     1,171,096
                                               ------------
                                                  2,994,491
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE -- 6.0%
     24,400   Delphi Financial Group, Inc. --
                Class A......................  $    981,612
     14,300   FBL Financial Group, Inc. --
                Class A......................       559,559
     16,900   FPIC Insurance Group, Inc.*....       754,923
     28,000   Harleysville Group, Inc. ......       909,720
      4,700   Hilb Rogal and Hobbs Company
                (HRH)........................       230,535
     18,800   Infinity Property & Casualty
                Corp. .......................       880,968
     24,600   IPC Holdings, Ltd. (Bermuda)...       709,710
      3,600   LandAmerica Financial Group,
                Inc. ........................       266,076
     27,100   Ohio Casualty Corp. ...........       811,645
     15,400   ProAssurance Corp.*............       787,710
     14,100   Safety Insurance Group,
                Inc. ........................       565,692
     17,450   Selective Insurance Group,
                Inc. ........................       444,277
     19,500   The Commerce Group, Inc. ......       585,780
     15,700   Zenith National Insurance
                Corp. .......................       742,139
                                               ------------
                                                  9,230,346
                                               ------------
              INTERNET SERVICES -- 7.0%
     19,800   aQuantive, Inc.*(8)............       552,618
     15,900   Digital River, Inc.*...........       878,475
     56,300   GigaMedia, Ltd.
                (Singapore)*(8)..............       778,066
     37,800   Greenfield Online, Inc.*.......       601,020
     38,847   LivePerson, Inc.*..............       306,114
     33,000   NETGEAR, Inc.*.................       941,490
     56,900   Packeteer, Inc.*(8)............       706,698
     15,100   Priceline.com, Inc.*(8)........       804,226
     43,800   RADVision, Ltd. (Israel)*......     1,033,680
     14,922   Shanda Interactive
                Entertainment, Ltd. (ADR)
                (Cayman Island)*.............       400,656
    103,200   SonicWALL, Inc.*...............       862,752
     75,800   SupportSoft, Inc.*.............       427,512
    118,389   Think Partnership, Inc.*.......       286,501
     82,500   TIBCO Software, Inc.*..........       702,900
     31,100   VASCO Data Security
                International, Inc.*.........       555,757
     47,300   Vignette Corp.*................       878,361
                                               ------------
                                                 10,716,826
                                               ------------
              LEISURE AND RECREATION -- 0.3%
     41,000   Dover Downs Gaming &
                Entertainment, Inc. .........       528,080
                                               ------------
              MACHINERY -- 1.6%
     31,300   Columbus McKinnon Corp.*.......       700,807
     54,700   Flow International Corp.*(8)...       587,478

                    See notes to portfolios of investments.

                           SMALL-CAP GROWTH PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
      9,100   Regal-Beloit Corp. ............  $    422,058
     23,418   Tennant Company................       737,433
                                               ------------
                                                  2,447,776
                                               ------------
              MANUFACTURING -- 4.2%
      9,200   Ameron International Corp. ....       605,912
     14,700   AptarGroup, Inc. ..............       983,871
     38,660   Barnes Group, Inc. ............       889,567
     21,976   EnPro Industries, Inc.*........       792,235
     31,300   FLIR Systems, Inc.*(8).........     1,116,470
     20,200   Matthews International Corp. --
                Class A(8)...................       822,140
     41,100   Mueller Water Products, Inc. --
                Class A(8)...................       567,591
     19,700   RBC Bearings, Inc.*............       658,571
                                               ------------
                                                  6,436,357
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 8.6%
     24,800   Allscripts Healthcare
                Solutions, Inc.*(8)..........       664,888
     23,166   Amedisys, Inc.*(8).............       751,273
     50,493   Bruker BioSciences Corp.*......       531,186
     35,500   Cholestech Corp*...............       612,020
     16,400   CONMED Corp.*..................       479,372
     27,900   Cross Country Healthcare,
                Inc.*........................       508,617
     18,927   Emergency Medical Services
                LP -- Class A*...............       557,589
     22,500   Hologic, Inc.*(8)..............     1,296,901
     52,503   Home Diagnostics Inc.*.........       567,032
     19,500   Illumina, Inc.*(8).............       571,350
     23,200   inVentiv Health, Inc.*.........       888,328
     27,237   LHC Group, Inc.*(8)............       883,296
     16,600   LifePoint Hospitals, Inc.*.....       634,452
     62,300   Merit Medical Systems, Inc.*...       781,865
     66,600   Natus Medical, Inc.*...........     1,183,483
     12,500   Palomar Medical Technologies,
                Inc.*(8).....................       499,375
     59,894   Phase Forward, Inc.*...........       786,408
     62,843   Third Wave Technologies*.......       320,499
     24,100   Zoll Medical Corp.*............       642,265
                                               ------------
                                                 13,160,199
                                               ------------
              METALS AND MINING -- 2.3%
     21,300   Brush Engineered Materials,
                Inc.*........................     1,032,411
      8,000   Carpenter Technology Corp. ....       966,080
     10,000   Chaparral Steel Company........       581,700

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING (CONTINUED)
    129,100   Northgate Minerals Corp.
                (Canada)*....................  $    447,977
     43,800   Stillwater Mining Company*.....       555,822
                                               ------------
                                                  3,583,990
                                               ------------
              OFFICE EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.4%
     21,800   Ennis, Inc. ...................       583,368
                                               ------------
              OIL, COAL AND GAS -- 5.0%
     23,900   Alon USA Energy, Inc. .........       865,180
     23,800   Bill Barrett Corp.*(8).........       771,358
     16,600   CARBO Ceramics, Inc. ..........       772,730
     26,400   Comstock Resources, Inc.*......       722,832
      8,200   Core Laboratories NV (the
                Netherlands)*................       687,406
     57,800   Grey Wolf, Inc.*...............       387,260
     34,800   Headwaters, Inc.*(8)...........       760,380
     90,400   Parker Drilling Company*.......       848,856
      8,600   Petroleum Development Corp.*...       460,702
     54,500   PetroQuest Energy, Inc.*.......       637,105
     22,700   Superior Energy Services,
                Inc.*........................       782,469
                                               ------------
                                                  7,696,278
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.3%
     38,379   Buckeye Technologies, Inc.*....       498,159
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 6.0%
     83,200   Albany Molecular Research,
                Inc.*........................       819,520
     62,100   Arena Pharmaceuticals,
                Inc.*(8).....................       674,406
     36,141   Bradley Pharmaceuticals,
                Inc.*(8).....................       693,546
     18,304   Kendle International, Inc.*....       650,158
     90,500   Oculus Innovative Sciences,
                Inc.*........................       538,475
     22,700   PAREXEL International Corp.*...       816,519
     55,500   PDL BioPharma, Inc.*...........     1,204,350
     39,900   Pharmanet Development Group,
                Inc.*........................     1,037,400
     32,300   Pharmion Corp.*................       849,167
     45,000   Sciele Pharma, Inc.*(8)........     1,065,600
     16,400   United Therapeutics
                Corp.*(8)....................       881,992
                                               ------------
                                                  9,231,133
                                               ------------
              PRINTING AND PUBLISHING -- 0.5%
     10,100   Consolidated Graphics, Inc.*...       747,905
                                               ------------
              RECREATIONAL VEHICLE -- 0.4%
      7,100   MarineMax, Inc.*(8)............       164,578
      8,900   Polaris Industries, Inc.(8)....       427,022
                                               ------------
                                                    591,600
                                               ------------

                    See notes to portfolios of investments.

                           SMALL-CAP GROWTH PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)

              RETAIL -- 1.8%
     35,620   First Cash Financial Services,
                Inc.*........................  $    793,614
     29,000   Hibbett Sports Inc.*...........       829,110
     21,100   Longs Drug Stores Corp. .......     1,089,604
                                               ------------
                                                  2,712,328
                                               ------------
              RETAIL: RESTAURANTS -- 1.2%
     13,900   Bob Evans Farms, Inc.(8).......       513,605
     10,500   Jack in the Box, Inc.*.........       725,865
     29,400   O'Charley's, Inc.*(8)..........       567,126
                                               ------------
                                                  1,806,596
                                               ------------
              RETAIL: SUPERMARKETS -- 0.8%
     15,500   Ingles Markets, Inc. -- Class
                A............................       633,020
     22,700   Spartan Stores, Inc. ..........       608,360
                                               ------------
                                                  1,241,380
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.0%
     20,300   Cymer, Inc.*...................       843,465
     45,600   Newport Corp.*.................       746,472
                                               ------------
                                                  1,589,937
                                               ------------
              SECURITY SERVICES -- 0.6%
     35,200   Macrovision Corp.*(8)..........       881,760
                                               ------------
              SEMICONDUCTORS -- 3.9%
     50,000   AMIS Holdings, Inc.*...........       547,500
    135,900   Applied Micro Circuits
                Corp.*.......................       496,035
     51,800   Brooks Automation, Inc.*.......       888,370
     86,200   Cirrus Logic, Inc.*............       660,292
     42,200   Emulex Corp.*..................       771,838
     48,400   Photronics, Inc.*..............       752,620
     23,200   Standard Microsystems Corp.*...       708,528
    141,700   TriQuint Semiconductor,
                Inc.*........................       708,500
     24,400   Zoran Corp.*...................       415,288
                                               ------------
                                                  5,948,971
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 5.3%
     46,900   ADC Telecommunications,
                Inc.*........................       785,106
     25,500   ADTRAN, Inc. ..................       620,925
     25,000   Cbeyond, Inc.*(8)..............       733,250
     21,118   General Cable Corp.*...........     1,128,335
     31,200   General Communication, Inc. --
                Class A*.....................       436,800
     93,700   Intervoice, Inc.*..............       622,168
     25,800   NICE Systems, Ltd. (ADR)
                (Israel)*....................       877,716

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
     37,229   Novatel Wireless, Inc.*........  $    597,153
     51,500   Oplink Communications, Inc.*...       925,455
     24,478   RF Micro Devices, Inc.*(8).....       152,498
     96,500   Sirenza Microdevices,
                Inc.*(8).....................       831,830
     40,877   Tollgrade Communications,
                Inc*.........................       513,415
                                               ------------
                                                  8,224,651
                                               ------------
              TRANSPORTATION -- 1.1%
     27,800   Hub Group, Inc. -- Class A*....       805,922
     26,700   Kansas City Southern*..........       949,986
                                               ------------
                                                  1,755,908
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $137,361,774)..........   152,074,899
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 16.7%
$25,686,645   Securities Lending Collateral
                Investment (Note 3)
                (Cost $25,686,645)...........    25,686,645
                                               ------------
              TOTAL SECURITIES
                (Cost $163,048,419)..........   177,761,544
                                               ------------
              REPURCHASE AGREEMENTS -- 0.9%
  1,315,947   With Investors Bank and Trust,
                dated 03/30/07, 4.76%, due
                04/02/07, repurchase proceeds
                at maturity $1,316,469
                (Collateralized by Small
                Business Administration,
                8.63%, due 09/25/16, with a
                value of $1,381,745) (Cost
                $1,315,947)..................     1,315,947
                                               ------------
              Total Investments -- 116.4%
                (Cost $164,364,366)..........   179,077,491
              Liabilities less other
                assets -- (16.4)%............   (25,225,293)
                                               ------------
              NET ASSETS -- 100.0%...........  $153,852,198
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $164,364,366.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........   $18,326,155
    Gross unrealized depreciation..........    (3,613,030)
                                              -----------
    Net unrealized appreciation............   $14,713,125
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS -- 98.5%
               ADVERTISING -- 0.3%
      81,300   Focus Media Holding,
                 Ltd. (ADR)*........  $    6,378,798     CHN
                                      --------------
               AEROSPACE AND DEFENSE -- 0.7%
      37,035   Gamesa Corporacion
                 Tecnologica, SA....       1,340,724     SPA
   1,076,768   Rolls-Royce Group
                 PLC................      10,472,752     BRI
     173,105   Safran SA............       4,224,797     FRA
                                      --------------
                                          16,038,273
                                      --------------
               AGRICULTURE -- 1.0%
  11,951,000   Chaoda Modern
                 Agriculture
                 (Holdings),
                 Ltd. ..............       8,381,837     CAY
      50,100   Potash Corp. of
                 Saskatchewan,
                 Inc.(8)............       8,012,493     CDA
      26,800   Syngenta AG*.........       5,127,762     SWI
                                      --------------
                                          21,522,092
                                      --------------
               AIRLINES -- 1.5%
   3,537,400   Qantas Airways,
                 Ltd. ..............      15,026,079     AUS
     286,600   Ryanair Holdings PLC
                 (ADR)(8)...........      12,836,814     IRE
     372,500   Singapore Airlines,
                 Ltd. ..............       4,075,734     SIN
                                      --------------
                                          31,938,627
                                      --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.2%
     288,800   Benetton Group SpA*..       4,675,817     ITA
                                      --------------
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS -- 8.1%
     127,500   Alpine Electronics,
                 Inc. ..............       2,293,788     JPN
     648,000   Calsonic Kansei
                 Corp. .............       3,117,923     JPN
      64,687   Continental AG.......       8,361,238     GER
     428,619   DaimlerChrysler AG...      35,155,840     GER
   2,059,000   Fuji Heavy
                 Industries,
                 Ltd.(8)............      10,693,381     JPN
      10,200   Georg Fischer AG*....       7,386,742     SWI
   1,726,700   GKN PLC..............      12,962,937     BRI
     351,600   Honda Motor Company,
                 Ltd. ..............      12,263,035     JPN
   1,442,800   Nissan Motor Company,
                 Ltd. ..............      15,463,819     JPN
  63,744,666   Rolls-Royce Group --
                 Class B*...........         125,440     BRI

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS (CONTINUED)
      89,300   Suzuki Motor
                 Corp. .............  $    2,318,890     JPN
     608,200   Toyota Motor
                 Corp. .............      38,967,328     JPN
     104,788   Valeo SA*............       6,146,568     FRA
     118,319   Volkswagen AG........      17,781,349     GER
                                      --------------
                                         173,038,278
                                      --------------
               BANKS -- 18.9%
     369,060   ABN AMRO Holding
                 NV.................      15,884,744     NET
     192,100   Alpha Bank AE*.......       6,081,818     GRC
     279,900   Banco Bilbao Vizcaya
                 Argentaria SA......       6,872,363     SPA
     927,600   Banco Comercial
                 Portugues SA --
                 Class R............       3,358,054     POR
   1,451,800   Banco Santander
                 Central Hispano
                 SA*................      25,910,211     SPA
   2,469,900   Barclays PLC.........      35,043,432     BRI
     312,600   BNP Paribas SA.......      32,651,106     FRA
     266,800   Canadian Imperial
                 Bank of
                 Commerce(8)........      23,153,479     CDA
     427,900   Commonwealth Bank of
                 Australia..........      17,400,710     AUS
     427,870   Credit Suisse
                 Group..............      30,704,246     SWI
     183,400   Danske Bank A/S(8)...       8,532,527     DEN
      19,400   Deutsche Bank AG.....       2,613,318     GER
      83,901   Dexia................       2,503,848     BEL
     250,800   DNB NOR ASA..........       3,540,240     NOR
      67,102   Erste Bank der
                 oesterreichischen
                 Sparkassen AG......       5,225,907     AST
      89,200   ForeningsSparbanken
                 AB(8)..............       3,123,303     SWE
     367,000   Fortis...............      16,761,885     BEL
   1,107,700   HBOS PLC.............      22,822,375     BRI
   1,440,064   Intesa Sanpaolo......      10,936,288     ITA
      89,645   Julius Baer Holding,
                 Ltd. ..............      12,231,528     SWI
      53,558   KBC GROEP NV.........       6,661,597     BEL
     253,800   Laurentian Bank of
                 Canada(8)..........       7,342,503     CDA
   2,574,600   Lloyds TSB Group
                 PLC................      28,371,989     BRI

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2007
                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     231,600   National Bank of
                 Canada(8)..........  $   12,533,883     CDA
   1,472,300   Nordea Bank AB*......      23,509,402     SWE
     153,700   Societe Generale.....      26,562,267     FRA
          82   Sumitomo Mitsui
                 Financial Group,
                 Inc. ..............         744,569     JPN
     396,719   Suncorp-Metway,
                 Ltd. ..............       6,676,495     AUS
      98,800   UBS AG...............       5,870,353     SWI
                                      --------------
                                         403,624,440
                                      --------------
               BROADCAST SERVICES/MEDIA -- 0.6%
     242,400   Rogers
                 Communications,
                 Inc. -- Class B....       7,934,427     CDA
     143,800   Vivendi Universal
                 SA.................       5,843,537     FRA
                                      --------------
                                          13,777,964
                                      --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.5%
   1,404,000   Marubeni Corp. ......       8,530,754     JPN
     307,824   Michael Page
                 International
                 PLC................       3,243,799     BRI
                                      --------------
                                          11,774,553
                                      --------------
               CHEMICALS -- 2.2%
      45,100   Akzo Nobel NV........       3,425,033     NET
       6,140   Arkema*..............         352,035     FRA
      56,300   Ciba Specialty
                 Chemicals AG.......       3,708,855     SWI
     264,800   Methanex Corp.(8)....       5,901,519     CDA
   1,102,800   Mitsubishi Chemical
                 Holdings Corp. ....       9,386,527     JPN
     171,800   Nova Chemicals
                 Corp.(8)...........       5,310,994     CDA
     597,500   Sumitomo Bakelite
                 Company, Ltd.(8)...       4,320,010     JPN
      80,893   Wacker Chemie AG.....      14,047,919     GER
                                      --------------
                                          46,452,892
                                      --------------
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 0.9%
   1,137,600   CGI Group, Inc.*.....       9,833,909     CDA
     257,480   Logitech
                 International
                 SA*................       7,151,339     SWI
      66,900   Open Text Corp.*.....       1,488,663     CDA
                                      --------------
                                          18,473,911
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION SERVICES AND SUPPLIES -- 2.1%
     353,700   Barratt Developments
                 PLC................  $    7,691,115     BRI
       8,800   Cementos Portland
                 Valderrivas SA.....       1,328,369     SPA
      15,600   Ciments Francais SA..       3,289,477     FRA
     139,900   Compagnie de Saint-
                 Gobain.............      13,674,407     FRA
     644,700   George Wimpey PLC....       8,062,417     BRI
      38,600   Hanson PLC...........         620,965     BRI
      43,500   Lafarge SA*..........       6,838,904     FRA
      91,000   Maeda Road
                 Construction
                 Company, Ltd. .....         718,177     JPN
     365,000   Sanwa Shutter
                 Corp. .............       2,273,506     JPN
                                      --------------
                                          44,497,337
                                      --------------
               CONSUMER GOODS AND SERVICES -- 2.4%
     302,100   Electrolux AB --
                 Series B...........       7,657,630     SWE
     129,600   Husqvarna AB -- Class
                 B..................       2,139,027     SWE
       2,931   Japan Tobacco,
                 Inc. ..............      14,401,298     JPN
     364,728   Reckitt Benckiser
                 PLC................      18,991,137     BRI
     161,234   Swatch Group AG......       8,617,988     SWI
                                      --------------
                                          51,807,080
                                      --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 2.4%
     279,470   BASF AG..............      31,464,251     GER
     366,113   Brambles, Ltd.*......       4,031,582     AUS
     461,900   Mitsubishi Corp. ....      10,720,439     JPN
     334,000   Sumitomo Corp. ......       6,008,826     JPN
                                      --------------
                                          52,225,098
                                      --------------
               ELECTRONICS -- 1.5%
     517,800   Hon Hai Precision
                 Industry Company,
                 Ltd. ..............       3,473,698     TWN
     209,000   Hosiden Corp. .......       2,997,369     JPN
     124,705   Koninklijke (Royal)
                 Philips Electronics
                 NV*................       4,762,727     NET
     170,742   LG Electronics,
                 Inc. ..............      11,651,399     KOR
     810,100   Toshiba Tec Corp. ...       4,846,576     JPN
      55,010   Yamada Denki Company,
                 Ltd. ..............       5,125,677     JPN
                                      --------------
                                          32,857,446
                                      --------------

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2007
                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               ENERGY SERVICES -- 0.7%
     235,320   ABB, Ltd. ...........  $    4,028,026     SWI
     188,000   Vestas Wind Systems
                 A/S*...............      10,532,921     DEN
                                      --------------
                                          14,560,947
                                      --------------
               ENGINEERING -- 0.3%
     234,213   SNC-Lavalin
                 Group, Inc. .......       6,706,870     CDA
                                      --------------
               FILTRATION SYSTEMS -- 0.1%
      43,650   Alfa Laval AB........       2,262,889     SWE
                                      --------------
               FINANCIAL SERVICES -- 5.7%
     535,600   Alliance & Leicester
                 PLC................      11,952,138     BRI
   1,373,549   Amvescap PLC.........      15,136,455     BRI
     983,100   Bradford & Bingley
                 PLC................       8,787,890     BRI
     495,000   Daiwa Securities
                 Group, Inc.*.......       5,977,469     JPN
      59,035   Deutsche Boerse AG*..      13,524,817     GER
      13,140   Hana Financial Group,
                 Inc. ..............         680,185     KOR
     226,900   Hitachi Capital
                 Corp. .............       4,534,534     JPN
     319,800   Irish Life &
                 Permanent PLC......       8,779,059     IRE
   1,546,189   Man Group PLC........      16,886,809     BRI
      51,800   Muenchener
                 Rueckversicherungs-
                 Gesellschaft AG....       8,761,036     GER
     358,900   Nomura Holdings,
                 Inc. ..............       7,477,083     JPN
      17,800   Orix Corp. ..........       4,637,305     JPN
     132,700   Promise Company,
                 Ltd. ..............       4,999,898     JPN
      38,300   Sanyo Shinpan Finance
                 Company, Ltd. .....         973,426     JPN
     119,100   Sun Life Financial,
                 Inc.(8)............       5,418,044     CDA
      98,300   Takefuji Corp. ......       3,945,681     JPN
                                      --------------
                                         122,471,829
                                      --------------
               FOOD AND BEVERAGE -- 3.1%
     585,700   Asahi Breweries,
                 Ltd.*..............       9,393,865     JPN
      14,600   Fomento Economico
                 Mexicano SA de CV
                 (ADR)..............       1,611,694     MEX
      55,094   Nestle SA............      21,456,804     SWI

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE (CONTINUED)
   1,537,300   Northern Foods PLC...  $    3,743,655     BRI
     296,108   Royal Numico NV......      15,272,412     NET
     389,900   Tate & Lyle PLC......       4,411,772     BRI
     381,539   Unilever NV -- CVA...      11,110,999     NET
                                      --------------
                                          67,001,201
                                      --------------
               INSURANCE -- 4.5%
     116,334   Admiral Group PLC....       2,630,381     BRI
     441,800   Aviva PLC............       6,507,430     BRI
      79,100   CNP Assurances.......       9,211,939     FRA
   1,939,300   Friends Provident
                 PLC................       7,346,284     BRI
     516,000   ING Groep NV.........      21,816,301     NET
   1,003,300   Milano Assicurazioni
                 SpA................       8,664,770     ITA
   1,472,000   Old Mutual PLC.......       4,753,444     BRI
   5,458,900   Royal & Sun Alliance
                 Insurance Group
                 PLC................      17,402,520     BRI
      94,700   Swiss Re.............       8,650,537     SWI
      36,300   Zurich Financial
                 Services AG........      10,477,904     SWI
                                      --------------
                                          97,461,510
                                      --------------
               INTERNET SERVICES -- 1.6%
     128,900   Ctrip.com
                 International, Ltd.
                 (ADR)..............       8,634,367     CAY
     103,952   Iliad SA*(8).........      10,821,693     FRA
      30,455   Rakuten, Inc. .......      14,498,689     JPN
                                      --------------
                                          33,954,749
                                      --------------
               LEISURE AND RECREATION -- 1.4%
     167,648   Accor SA.............      16,021,567     FRA
     312,728   Aristocrat Leisure,
                 Ltd. ..............       4,149,663     AUS
      80,900   SANKYO Company,
                 Ltd. ..............       3,556,195     JPN
     255,300   TUI AG(8)............       6,312,697     GER
                                      --------------
                                          30,040,122
                                      --------------
               MACHINERY -- 1.3%
     105,333   MAN AG...............      12,255,761     GER
      15,900   Rieter Holding AG*...       7,922,849     SWI
     446,600   Sandvik AB...........       7,930,687     SWE
                                      --------------
                                          28,109,297
                                      --------------

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2007
                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               MANUFACTURING -- 1.4%
      65,324   Alstom*..............  $    8,477,607     FRA
     704,000   Kurabo Industries,
                 Ltd. ..............       1,953,564     JPN
     128,662   Siemens AG...........      13,753,288     GER
   1,155,936   Tomkins PLC..........       6,073,472     BRI
                                      --------------
                                          30,257,931
                                      --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 2.1%
      33,338   Essilor International
                 SA CIE Generale
                 D'Optique..........       3,829,973     FRA
     110,100   Fresenius Medical
                 Care AG &
                 Company*...........      16,019,636     GER
      35,760   Nobel Biocare Holding
                 AG*................      13,036,810     SWI
   1,029,187   Smith & Nephew PLC...      13,083,345     BRI
                                      --------------
                                          45,969,764
                                      --------------
               METALS AND MINING -- 5.0%
      93,400   Alcan, Inc.(8).......       4,868,612     CDA
   1,257,100   BlueScope Steel,
                 Ltd. ..............      10,679,756     AUS
     191,300   Cameco Corp. ........       7,831,822     CDA
     255,900   Companhia Vale do Rio
                 Doce (ADR)(8)......       9,465,741     BRA
      37,300   Norddeutsche
                 Affinerie AG.......       1,180,905     GER
     331,500   Rautaruukki Oyj*.....      15,450,488     FIN
      76,700   Russel Metals,
                 Inc. ..............       1,896,739     CDA
      95,398   Salzgitter AG........      13,931,459     GER
     308,300   Sims Group, Ltd. ....       5,827,048     AUS
     341,100   ThyssenKrupp AG......      16,877,587     GER
     165,600   voestalpine AG.......      12,012,070     AST
     161,238   Xstrata PLC..........       8,287,672     BRI
                                      --------------
                                         108,309,899
                                      --------------
               OFFICE EQUIPMENT, SUPPLIES, AND SERVICES --0.5%
      95,000   Brother Industries,
                 Ltd. ..............       1,286,660     JPN
     315,000   Ricoh Company,
                 Ltd. ..............       7,097,124     JPN
   3,314,500   TPV Technology,
                 Ltd. ..............       2,116,766     HNG
                                      --------------
                                          10,500,550
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS -- 6.7%
   1,176,600   BP PLC...............  $   12,780,855     BRI
     988,200   Cosmo Oil Company,
                 Ltd.*(8)...........       4,142,658     JPN
     635,400   Eni SpA..............      20,676,746     ITA
   2,063,000   Nippon Oil Corp. ....      16,736,490     JPN
     227,500   Norsk Hydro ASA*.....       7,541,788     NOR
      28,650   Oao Gazprom (ADR)....       1,209,030     SUR
     448,000   Osaka Gas Company,
                 Ltd. ..............       1,737,407     JPN
     287,000   Repsol YPF SA........       9,676,737     SPA
   1,290,100   Royal Dutch Shell
                 PLC -- Class B.....      42,929,810     BRI
     354,500   Showa Shell Sekiyu
                 KK.................       4,341,001     JPN
      51,100   Suncor Energy,
                 Inc. ..............       3,888,380     CDA
     245,600   Total SA.............      17,208,046     FRA
                                      --------------
                                         142,868,948
                                      --------------
               PAPER AND FOREST PRODUCTS -- 0.4%
      49,200   Hokuetsu Paper Mills,
                 Ltd. ..............         253,014     JPN
     294,700   Norbord, Inc. .......       2,103,359     CDA
   1,263,000   Oji Paper Company,
                 Ltd. ..............       6,698,702     JPN
                                      --------------
                                           9,055,075
                                      --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 1.6%
     338,900   Biovail Corp.(8).....       7,412,061     CDA
      48,600   Eisai Company,
                 Ltd. ..............       2,330,193     JPN
     836,400   Elan Corp. PLC
                 (ADR)*(8)..........      11,115,756     IRE
     285,300   GlaxoSmithKline PLC..       7,843,144     BRI
     476,000   Tanabe Seiyaku
                 Company, Ltd. .....       6,475,119     JPN
                                      --------------
                                          35,176,273
                                      --------------
               PRINTING AND PUBLISHING -- 0.5%
     505,300   Quebecor World,
                 Inc. ..............       6,363,848     CDA
     439,000   Toppan Printing
                 Company, Ltd. .....       4,582,230     JPN
                                      --------------
                                          10,946,078
                                      --------------

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2007
                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE DEVELOPMENT AND SERVICES -- 1.4%
   6,194,000   Shun Tak Holdings,
                 Ltd. ..............  $    8,228,543     HNG
     218,000   Sumitomo Realty &
                 Development
                 Company, Ltd. .....       8,269,348     JPN
      48,027   Unibail..............      14,555,910     FRA
                                      --------------
                                          31,053,801
                                      --------------
               RETAIL -- 2.9%
     270,900   Aeon Company, Ltd. ..       5,402,368     JPN
     306,449   Boots Group PLC......       6,190,264     BRI
   1,604,378   Carphone Warehouse
                 PLC................       8,737,483     BRI
   1,912,500   Dixons Group PLC.....       6,397,972     BRI
     590,900   JJB Sports PLC.......       2,921,541     BRI
     500,392   KarstadtQuelle AG*...      18,449,182     GER
   1,740,441   Kesa Electricals
                 PLC................      11,610,502     BRI
     135,203   Kingfisher PLC.......         740,310     BRI
      10,300   Valora Holding AG....       2,945,521     SWI
                                      --------------
                                          63,395,143
                                      --------------
               RETAIL: RESTAURANTS -- 0.1%
     112,200   Plenus Company,
                 Ltd.*(8)...........       2,418,432     JPN
                                      --------------
               RETAIL: SUPERMARKETS -- 1.3%
   3,242,973   Tesco PLC............      28,350,633     BRI
                                      --------------
               SEMICONDUCTORS -- 1.8%
   3,275,555   ARM Holdings PLC.....       8,637,373     BRI
     526,644   ASML Holding NV*.....      13,008,037     NET
   1,049,751   Infineon Technologies
                 AG*................      16,336,910     GER
                                      --------------
                                          37,982,320
                                      --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 6.1%
      90,200   America Movil SA de
                 CV -- Series L
                 (ADR)..............       4,310,658     MEX
   3,064,800   BT Group PLC.........      18,319,365     BRI
     277,800   Deutsche Telekom
                 AG*................       4,594,207     GER
     159,600   Elcoteq Network
                 Corp. -- Class
                 A*(8)..............       1,682,161     FIN
       9,000   Millicom
                 International
                 Cellular SA*.......         705,240     LUX

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES (CONTINUED)
   1,765,000   MobileOne, Ltd. .....  $    2,547,770     SIN
       2,900   Nippon Telegraph and
                 Telephone
                 Corp.(8)...........      15,331,806     JPN
     383,196   Nokia Oyj*...........       8,819,906     FIN
       9,500   NTT DoCoMo, Inc. ....      17,574,678     JPN
     143,900   Research In Motion,
                 Ltd.*(8)...........      19,640,911     CDA
     567,400   SOFTBANK Corp.*(8)...      14,589,460     JPN
      26,200   Swisscom AG..........       9,470,724     SWI
     244,400   Telefonica SA........       5,386,949     SPA
   1,646,500   Vodafone Group PLC...       4,390,288     BRI
     395,600   VTech Holdings,
                 Ltd.*..............       2,853,018     BER
                                      --------------
                                         130,217,141
                                      --------------
               TOYS -- 0.3%
      23,800   Nintendo Company,
                 Ltd. ..............       6,917,430     JPN
                                      --------------
               TRANSPORTATION -- 0.8%
   2,535,000   Neptune Orient Lines,
                 Ltd. ..............       5,413,703     SIN
   1,367,100   Orient Overseas
                 International,
                 Ltd.*..............      12,702,561     BER
                                      --------------
                                          18,116,264
                                      --------------
               UTILITIES -- 3.6%
      95,900   ATCO, Ltd. -- Class
                 I..................       3,904,114     CDA
   1,130,300   Energias de Portugal
                 SA*................       6,069,843     POR
     314,200   Hokkaido Electric
                 Power Company,
                 Inc. ..............       8,345,604     JPN
     248,000   Kyushu Electric Power
                 Company, Inc.*.....       7,050,238     JPN
     709,312   Scottish Power PLC...      11,166,557     BRI
     604,300   The Kansai Electric
                 Power Company,
                 Inc. ..............      17,384,394     JPN
     322,910   Veolia Environment...      24,009,460     FRA
                                      --------------
                                          77,930,210
                                      --------------
               TOTAL COMMON STOCKS
                 (Cost
                 $1,612,319,212)....   2,121,117,912
                                      --------------

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2007
                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               RIGHTS -- 0.0%
               AUTOMOBILES/MOTOR VEHICLES, AUTOMOTIVE
                 EQUIPMENT AND REPAIRS
     390,900   TI Automotive,
                 Ltd. -- Class
                 A*(14)(27).........  $           --     BRI
                                      --------------

 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 8.3%
$178,254,166   Securities Lending
                 Collateral
                 Investment (Note 3)
                 (Cost
                 $178,254,166)......     178,254,166     USA
                                      --------------
               TOTAL SECURITIES
                 (Cost
                 $1,790,573,378)....   2,299,372,078
                                      --------------
               REPURCHASE AGREEMENTS -- 1.2%
  24,894,396   With Investors Bank
                 and Trust, dated
                 03/30/07, 4.76%,
                 due 04/02/07,
                 repurchase proceeds
                 at maturity
                 $24,904,271
                 (Collateralized by
                 various Fannie Mae
                 Adjustable Rate
                 Mortgages, 4.33%-
                 4.59%, due
                 02/01/34-10/01/34,
                 with a total value
                 of $22,553,706,
                 Freddie Mac
                 Adjustable Rate
                 Mortgage, 5.82%,
                 due 04/15/28, with
                 a value of
                 $1,602,728, and
                 Small Business
                 Administration,
                 8.13%, due
                 07/25/25, with a
                 value of
                 $1,982,682) (Cost
                 $24,894,396).......      24,894,396     USA
                                      --------------
               Total
                 Investments --
                 108.0%
                 (Cost
                 $1,815,467,774)....   2,324,266,474
               Liabilities less
                 other
                 assets -- (8.0)%...    (171,760,599)
                                      --------------
               NET ASSETS --100.0%..  $2,152,505,875
                                      ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2007 is $1,815,467,774.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $533,522,024
    Gross unrealized depreciation..........   (24,723,324)
                                             ------------
    Net unrealized appreciation............  $508,798,700
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2007
                                  (UNAUDITED)

                                                                PERCENT OF TOTAL
COUNTRY COMPOSITION                                           INVESTMENTS AT VALUE
-------------------                                           --------------------
Australia (AUS).............................................           2.74%
Austria (AST)...............................................           0.74
Belgium (BEL)...............................................           1.12
Bermuda (BER)...............................................           0.76
Brazil (BRA)................................................           0.41
Canada (CDA)................................................           6.52
Cayman Islands (CAY)........................................           1.01
Denmark (DEN)...............................................           0.82
Finland (FIN)...............................................           1.12
France (FRA)................................................           8.76
Germany (GER)...............................................          10.82
Greece (GRC)................................................           0.26
Hong Kong (HNG).............................................           0.35
Ireland (IRE)...............................................           1.41
Italy (ITA).................................................           1.93
Japan (JPN).................................................          16.18
Luxembourg (LUX)............................................           0.03
Mexico (MEX)................................................           0.25
Norway (NOR)................................................           0.48
Portugal (POR)..............................................           0.41
Russia (SUR)................................................           0.05
Singapore (SIN).............................................           0.52
South Korea (KOR)...........................................           0.53
Spain (SPA).................................................           2.17
Sweden (SWE)................................................           2.01
Switzerland (SWI)...........................................           6.83
Taiwan (TWN)................................................           0.15
The Netherlands (NET).......................................           3.67
United Kingdom (BRI)........................................          19.21
United States (USA).........................................           8.74
                                                                     ------
TOTAL PERCENTAGE............................................         100.00%
                                                                     ======

                    See notes to portfolios of investments.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                           PORTFOLIOS OF INVESTMENTS

              SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS

                                 MARCH 31, 2007
                                  (UNAUDITED)

FOOTNOTES:

*      Non-income producing security.
144A All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(1)    Variable rate security. The rate shown was in effect at March 31, 2007.
(2) Quarterly reset provision. The rate shown was in effect at March 31, 2007.
(3)    Monthly reset provision. The rate shown was in effect at March 31, 2007.
(4)    Security is segregated as collateral for written options.
(5)    Security is segregated as initial margin for futures contracts.
(6)    Security is segregated as collateral for swap contracts.
(7) Represents a zero coupon bond which will convert to an interest bearing security at a later date.
(8)    All or part of this security is on loan.
(9)    Bond is in default.
(10) Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at March 31, 2007.
(11) Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at March 31, 2007.
(12) PIK ("Payment-In-Kind") bond. These bonds pay interest in the form of additional bonds.
(13) Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.
(14)   Fair valued at March 31, 2007.
       Following are the market values (as determined by fair valuation) and the corresponding percentage of Portfolio assets of all fair valued securities at March 31, 2007.

       SERIES                                                       MARKET VALUE   PERCENTAGE
       ------                                                       ------------   ----------
       High Yield Bond............................................   $3,527,827     0.66%

(15)   Principal amount for this security is denominated in Australian Dollars.
(16)   Principal amount for this security is denominated in British Pounds.
(17)   Principal amount for this security is denominated in Canadian Dollars.
(18)   Principal amount for this security is denominated in Danish Krone.
(19)   Principal amount for this security is denominated in Euros.
(20)   Principal amount for this security is denominated in Hong Kong Dollars.
(21)   Principal amount for this security is denominated in Japanese Yen.
(22)   Principal amount for this security is denominated in Mexican Pesos.
(23)   Principal amount for this security is denominated in New Zealand Dollars.
(24)   Principal amount for this security is denominated in Swedish Krona.
(25)   Principal amount for this security is denominated in Swiss Francs.
(26)   Principal amount for this security is denominated in Taiwan Dollars.
(27)   Illiquid security. Refer to Note 2K.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                           PORTFOLIOS OF INVESTMENTS

        SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS (CONTINUED)

                                 MARCH 31, 2007
                                  (UNAUDITED)

ABBREVIATIONS:
--------------

ADR  American Depository Receipt.
FDR  Foreign Depository Receipt.
GDR  Global Depository Receipt.
IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities generally exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
TBA To be announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
     ----------
     - Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.
     - Fixed income securities designated as "perpetual" are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.
     - Footnotes and abbreviations may or may not appear in each portfolio of investments.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                       NOTES TO PORTFOLIOS OF INVESTMENTS

                                  (UNAUDITED)

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Total Return Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Value Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Aggressive Equity Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

The investment objectives of each Series are as follows:

Money Market -- The Series' goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.

High Quality Bond -- The Series' goal is to provide a high risk-adjusted return while focusing on the preservation of capital.

Intermediate Government Bond -- The Series' goal is to provide as high a level of current income as is consistent with the preservation of capital.

Core Bond -- The Series' goal is to achieve maximum total return.

Total Return Bond -- The Series' goal is to maximize long-term total return.

High Yield Bond -- The Series' goal is to provide a high level of current income.

Balanced -- The Series' goal is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.

Value & Income -- The Series' goal is to provide a high level of current income through investment in a broadly diversified portfolio of common stocks with relatively high current yield. Capital appreciation is a secondary goal.

Value -- The Series' goal is to provide capital appreciation. Dividend income is a secondary goal.

Growth & Income -- The Series' goal is to provide capital appreciation and current income.

Equity Growth -- The Series' goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

Aggressive Equity -- The Series' goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.

Mid-Cap Value -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Mid-Cap Growth -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Small-Cap Value -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

1. ORGANIZATION AND BUSINESS (CONTINUED)

Special Equity -- The Series' goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.

Small-Cap Growth -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

International Equity -- The Series' goal is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. When valuations are not readily available, securities will be valued at their fair value as determined by the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.

Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series' investment advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value each day.

     B. REPURCHASE AGREEMENTS:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series' investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. FOREIGN CURRENCY TRANSLATION:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward, spot, and cross currency contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series' books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD, SPOT, AND CROSS CURRENCY CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts, spot, and cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward, spot, or cross currency contract fluctuates with changes in forward currency exchange rates. Foreign currency forward, spot, and cross currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward, spot, or cross currency contract is extinguished, through delivery or by entering into another offsetting foreign currency forward, spot, or cross currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

As of March 31, 2007, the Core Bond Series, Total Return Bond Series, Balanced Series, and International Equity Series each had outstanding foreign currency forward or cross currency contracts as listed in Note 4.

     E. WRITTEN OPTIONS:

Each Series, with the exception of the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are settled for cash and subject the Series to unlimited risk of loss. The Series, however, is not subject to credit risk on written options, as the counterparty has already performed its obligation by paying the premium at the

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

Transactions in options written for the period ended March 31, 2007 were as follows:

                                                             CORE BOND          TOTAL RETURN BOND
                                                       ---------------------   --------------------
                                                       NUMBER OF               NUMBER OF
                                                       CONTRACTS    PREMIUMS   CONTRACTS   PREMIUMS
                                                       ----------   --------   ---------   --------
Written call options outstanding at December 31,
  2006...............................................  34,200,000   $229,140       26      $  6,964
Call options written.................................          --         --       60        13,481
Call options terminated in closing purchase
  transactions.......................................          --         --      (26)       (6,964)
Call options expired.................................          --         --       --            --
                                                       ----------   --------      ---      --------
Written call options outstanding at March 31, 2007...  34,200,000   $229,140       60      $ 13,481
                                                       ==========   ========      ===      ========
Written put options outstanding at December 31,
  2006...............................................  34,200,000   $372,780       51      $ 15,432
Put options written..................................          --         --       60        10,387
Put options terminated in closing purchase
  transactions.......................................          --         --      (51)      (15,432)
Put options expired..................................          --         --       --            --
                                                       ----------   --------      ---      --------
Written put options outstanding at March 31, 2007....  34,200,000   $372,780       60      $ 10,387
                                                       ==========   ========      ===      ========

                                                                    BALANCED
                                                              --------------------
                                                              NUMBER OF
                                                              CONTRACTS   PREMIUMS
                                                              ---------   --------
Written call options outstanding at December 31, 2006.......      42      $ 11,337
Call options written........................................      51        11,511
Call options terminated in closing purchase transactions....     (42)      (11,337)
Call options expired........................................      --            --
                                                                 ---      --------
Written call options outstanding at March 31, 2007..........      51      $ 11,511
                                                                 ===      ========
Written put options outstanding at December 31, 2006........      82      $ 24,809
Put options written.........................................      51         8,870
Put options terminated in closing purchase transactions.....     (82)      (24,809)
Put options expired.........................................      --            --
                                                                 ---      --------
Written put options outstanding at March 31, 2007...........      51      $  8,870
                                                                 ===      ========

     F. FUTURES CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts on exchanges or boards of trade. In that case, the exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series' credit risk is limited to failure of the exchange or board of trade.

Open futures contracts as of March 31, 2007:

                                                                                          VALUE AS OF    NET UNREALIZED
                        NUMBER OF                                                          MARCH 31,     APPRECIATION/
SERIES                  CONTRACTS              DESCRIPTION              EXPIRATION DATE       2007       (DEPRECIATION)
------                 -----------   --------------------------------   ---------------   ------------   --------------
Core Bond............     177 Long   Euro Bund Future                        June 2007    $ 27,124,510    $  (292,438)
                        1,183 Long   US Long Bond Future                     June 2007     131,608,750     (2,397,196)
                        1,103 Long   US Treasury Note 10 Year Future         June 2007     119,261,875       (413,542)
                       2,869 Short   US Treasury Note 5 Year Future          June 2007     303,531,234       (366,846)
                                                                                                          -----------
                                                                                                          $(3,470,022)
                                                                                                          ===========
Total Return Bond....      41 Long   90 Day Euro Future                 September 2007    $  9,729,813    $    (1,130)
                          101 Long   90 Day LIBOR Future                September 2007      23,400,664        (57,750)
                           45 Long   Euro Bund Future                        June 2007       6,908,215        (71,062)
                            7 Long   US Long Bond Future                     June 2007         778,750         (8,129)
                           35 Long   US Treasury Note 2 Year Future          June 2007       7,171,172         22,388
                          176 Long   US Treasury Note 5 Year Future          June 2007      18,620,250         30,073
                         154 Short   US Treasury Note 10 Year Future         June 2007      16,651,250        (55,372)
                                                                                                          -----------
                                                                                                          $  (140,982)
                                                                                                          ===========
Balanced.............  32 Long....   90 Day Euro Future                 September 2007    $  7,594,000    $      (823)
                          122 Long   90 Day LIBOR Future                September 2007      28,266,148        (72,274)
                           57 Long   Euro Bund Future                        June 2007       8,750,405        (90,012)
                           12 Long   S&P 500 Future                          June 2007         858,750          6,214
                            5 Long   US Long Bond Future                     June 2007         556,250         (5,806)
                           68 Long   US Treasury Note 2 Year Future          June 2007      13,932,563         43,238
                           80 Long   US Treasury Note 5 Year Future          June 2007       8,463,750         32,944
                         151 Short   US Treasury Note 10 Year Future         June 2007      16,326,875        (79,685)
                                                                                                          -----------
                                                                                                          $  (166,204)
                                                                                                          ===========
Growth & Income......      47 Long   S&P 500 Future                          June 2007    $  3,363,438    $    19,836
                                                                                                          ===========
Special Equity.......      15 Long   Russell 2000 Future                     June 2007    $  6,060,000    $   116,325
                                                                                                          ===========

The Core Bond Series, Total Return Bond Series, Balanced Series and Special Equity Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series' portfolio of investments. In addition, the Total Return Bond Series has segregated $512,213 of cash, the Balanced Series has segregated $792,080 of cash and has restricted cash of $89,000 as collateral for respective open futures contracts. The Growth & Income Series has restricted cash of $507,500 as collateral for open futures contracts.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G. SWAPS:

The Series, with the exception of the Money Market Series, may engage in various swap transactions, including interest rate, currency exchange rate, equity index and total return swaps, for hedging purposes, or as alternatives to direct investments. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

Outstanding swap agreements as of March 31, 2007:

CORE BOND SERIES

INTEREST RATE SWAPS:

                                                              PAYMENTS
                                     PAYMENTS MADE           RECEIVED BY      TERMINATION     NOTIONAL
SWAP COUNTERPARTY                    BY THE SERIES           THE SERIES          DATE          AMOUNT         VALUE
-----------------               -----------------------   -----------------   -----------   ------------    ----------
Citigroup Global Markets......  3 month LIBOR             5.18% semi-annual    09/18/10     $100,000,000    $  706,000
Citigroup Global Markets......  3 month LIBOR             5.16% semi-annual    11/07/10       66,900,000     1,306,557
Citigroup Global Markets......  3 month LIBOR             4.95% semi-annual    12/12/11       23,600,000       255,588
Deutsche Bank AG..............  6 month Australian Bank   6.53% semi-annual    01/12/11       39,910,000(1)    (31,878)
                                Bill Rate
Deutsche Bank AG..............  6 month Australian Bank   6.54% semi-annual    01/22/11       39,910,000(1)    (20,215)
                                Bill Rate
Wachovia Securities...........  3 month LIBOR             5.20% semi-annual    09/07/11      100,000,000       913,000
                                                                                                            ----------
                                                                                                            $3,129,052
                                                                                                            ==========

---------------

(1) Notional amount expressed in Australian dollars.

TOTAL RETURN SWAPS:

                                                 PAYMENTS            PAYMENTS
                             REFERENCED        MADE BY THE         RECEIVED BY       TERMINATION    NOTIONAL
SWAP COUNTERPARTY            OBLIGATION           SERIES            THE SERIES          DATE         AMOUNT      VALUE
-----------------       --------------------  --------------   --------------------  -----------   -----------   ------
Wachovia Securities...  Lehman                 5.82% monthly   Lehman                 10/01/07     $50,000,000   $7,500
                        Collateralized                         Collateralized                                    ======
                        Mortgage-Backed                        Mortgage-Backed
                        Securities US                          Securities US
                        Investment-Grade                       Investment-Grade
                        8.5+Index                              8.5+Index +20 bps.

     H. SHORT SALES:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     I. DOLLAR ROLLS:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series maintains liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

     J. SECURITY TRANSACTIONS:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

     K. RESTRICTED AND ILLIQUID SECURITIES:

Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

     L. RECENT ACCOUNTING PRONOUNCEMENTS:

In September 2006, Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Series' financial statement disclosures.

3. SECURITIES LENDING

Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

During the term of the loan, a Series receives payments from borrowers equivalent to the dividends, interest, and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. SECURITIES LENDING (CONTINUED)

At March 31, 2007, the Series loaned securities having market values as follows:

                                                                            CASH COLLATERAL
SERIES                                                       MARKET VALUE      RECEIVED
------                                                       ------------   ---------------
High Quality Bond..........................................  $ 14,174,524    $ 14,462,500
Intermediate Government Bond...............................    22,260,082      22,754,857
Core Bond..................................................    51,343,738      52,395,756
Total Return Bond..........................................    29,364,368      29,993,280
Balanced...................................................    18,932,253      19,601,082
Value & Income.............................................   211,024,207     221,143,655
Value......................................................    16,500,285      17,086,850
Growth & Income............................................    80,587,533      83,584,336
Equity Growth..............................................    93,908,912      98,023,158
Aggressive Equity..........................................    48,778,694      50,248,276
Mid-Cap Value..............................................   126,087,405     131,090,332
Mid-Cap Growth.............................................    39,173,843      40,968,829
Small-Cap Value............................................    53,303,973      55,356,072
Special Equity.............................................   288,273,370     299,688,462
Small-Cap Growth...........................................    24,726,598      25,686,645
International Equity.......................................   170,871,429     178,254,166

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                                       129

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. SECURITIES LENDING (CONTINUED)

Each Series has invested the cash collateral received from securities loaned in the following short term securities:

                                                 HIGH       INTERMEDIATE                    TOTAL
                                                QUALITY      GOVERNMENT       CORE         RETURN                      VALUE &
                                                 BOND           BOND          BOND          BOND        BALANCED        INCOME
                                              -----------   ------------   -----------   -----------   -----------   ------------
Abbey National PLC, Time Deposit, 5.27%,
 04/03/07...................................  $   211,764   $   333,183    $   767,192   $   439,169   $   287,004   $  3,238,043
Abbey National PLC, Time Deposit, 5.27%,
 04/26/07...................................      158,822       249,887        575,395       329,377       215,253      2,428,532
American Beacon Money Market Fund...........      107,902       169,771        390,918       223,776       146,241      1,649,925
Banco Bilbao Vizcaya Argentaria SA, Time
 Deposit, 5.31%, 05/14/07...................      317,646       499,773      1,150,788       658,754       430,506      4,857,064
Bank of America, Floating Rate Note,
 5.27%(1), 05/07/07.........................      529,409       832,956      1,917,981     1,097,924       717,511      8,095,107
Bank of America, Floating Rate Note,
 5.31%(1), 07/10/07.........................      635,291       999,548      2,301,577     1,317,509       861,012      9,714,128
Bank Of Montreal, Time Deposit, 5.40%,
 04/02/07...................................      105,882       166,591        383,596       219,585       143,502      1,619,021
Bank Of Montreal, Time Deposit, 5.27%,
 04/11/07...................................      158,822       249,887        575,395       329,377       215,253      2,428,532
Bank Of Montreal, Time Deposit, 5.27%,
 04/20/07...................................      211,764       333,183        767,192       439,169       287,004      3,238,043
Bank Of Nova Scotia, Time Deposit, 5.28%,
 04/02/07...................................      158,822       249,887        575,395       329,377       215,253      2,428,532
Bank Of Nova Scotia, Time Deposit, 5.28%,
 04/09/07...................................       52,941        83,296        191,798       109,792        71,752        809,511
Bank Of Nova Scotia, Time Deposit, 5.28%,
 04/30/07...................................      211,764       333,183        767,192       439,169       287,004      3,238,043
Barclays, Time Deposit, 5.31%, 04/02/07.....      423,527       666,365      1,534,384       878,339       574,009      6,476,085
Barclays, Time Deposit, 5.31%, 04/09/07.....      105,882       166,591        383,596       219,585       143,502      1,619,021
Barclays, Time Deposit, 5.32%, 04/23/07.....      211,764       333,183        767,192       439,169       287,004      3,238,043
Barclays, Time Deposit, 5.29%, 05/07/07.....      105,882       166,591        383,596       219,585       143,502      1,619,021
Barclays, Time Deposit, 5.30%, 05/16/07.....      158,822       249,887        575,395       329,377       215,253      2,428,532
Barclays Global Investors Institutional
 Money Market Fund..........................      211,764       333,183        767,192       439,169       287,004      3,238,043
BNP Paribas, Time Deposit, 5.42%,
 04/02/07...................................      211,764       333,183        767,192       439,169       287,004      3,238,043
Calyon, Time Deposit, 5.30%, 05/17/07.......      317,646       499,773      1,150,788       658,754       430,506      4,857,064
Calyon, Time Deposit, 5.31%, 05/24/07.......      158,822       249,887        575,395       329,377       215,253      2,428,532
Canadian Imperial Bank of Commerce, Time
 Deposit, 5.28%, 04/30/07...................      423,527       666,365      1,534,384       878,339       574,009      6,476,085
Citigroup, Time Deposit, 5.31%, 05/04/07....      105,882       166,591        383,596       219,585       143,502      1,619,022
Credit Suisse First Boston Corp., Time
 Deposit, 5.28%, 04/03/07...................      105,882       166,591        383,596       219,585       143,502      1,619,022
Credit Suisse First Boston Corp., Time
 Deposit, 5.31%, 05/01/07...................      264,705       416,478        958,990       548,962       358,755      4,047,553
Credit Suisse First Boston Corp., Time
 Deposit, 5.30%, 05/17/07...................      391,763       616,388      1,419,306       812,463       530,958      5,990,379
Deutsche Bank, Time Deposit, 5.28%,
 04/10/07...................................      105,882       166,591        383,596       219,585       143,502      1,619,021
Deutsche Bank, Time Deposit, 5.27%,
 04/20/07...................................      211,764       333,183        767,192       439,169       287,004      3,238,043
Deutsche Bank, Time Deposit, 5.30%,
 05/15/07...................................      211,764       333,183        767,192       439,169       287,004      3,238,043
Erste Bank, Time Deposit, 5.28%, 04/04/07...      105,882       166,591        383,596       219,585       143,502      1,619,021
First Tennessee National Corp., Time
 Deposit, 5.31%, 05/02/07...................      105,882       166,591        383,596       219,585       143,502      1,619,021
Fortis Bank, Time Deposit, 5.27%,
 04/12/07...................................      317,646       499,773      1,150,788       658,754       430,506      4,857,064
Fortis Bank, Time Deposit, 5.27%,
 04/16/07...................................      105,882       166,591        383,596       219,585       143,502      1,619,021
Fortis Bank, Time Deposit, 5.30%,
 06/25/07...................................      264,705       416,478        958,990       548,962       358,755      4,047,553
HBOS Halifax Bank of Scotland, Time Deposit,
 5.30%, 05/08/07............................      264,705       416,478        958,990       548,962       358,755      4,047,553
HBOS Halifax Bank of Scotland, Time Deposit,
 5.30%, 06/13/07............................      158,822       249,887        575,395       329,377       215,253      2,428,532
KBC Bank NV, Time Deposit, 5.27%,
 05/02/07...................................      264,705       416,478        958,990       548,962       358,755      4,047,553
Lloyds TSB Bank, Time Deposit, 5.28%,
 04/27/07...................................      158,822       249,887        575,395       329,377       215,253      2,428,532
Morgan Stanley, Commercial Paper, 5.51%,
 08/01/07...................................      105,882       166,591        383,596       219,585       143,502      1,619,021
Rabobank Nederland, Time Deposit, 5.40%,
 04/02/07...................................      317,646       499,773      1,150,788       658,754       430,506      4,857,064
Rabobank Nederland, Time Deposit, 5.27%,
 04/10/07...................................      105,882       166,591        383,596       219,585       143,502      1,619,021
Regions Bank, Time Deposit, 5.30%,
 04/23/07...................................      158,822       249,887        575,395       329,377       215,253      2,428,532
Reserve Primary Money Market Fund...........      319,480       502,660      1,157,435       662,559       432,993      4,885,116
Royal Bank of Canada, Time Deposit, 5.39%,
 04/02/07...................................      317,646       499,773      1,150,788       658,754       430,506      4,857,064
Royal Bank of Scotland, Time Deposit, 5.29%,
 05/07/07...................................      158,822       249,887        575,395       329,377       215,253      2,428,532
Royal Bank of Scotland, Time Deposit, 5.30%,
 05/08/07...................................      211,764       333,183        767,192       439,169       287,004      3,238,043
Royal Bank of Scotland, Time Deposit, 5.30%,
 05/09/07...................................      211,764       333,183        767,192       439,169       287,004      3,238,043
Royal Bank of Scotland, Time Deposit, 5.31%,
 05/25/07...................................      423,527       666,365      1,534,384       878,339       574,009      6,476,085
Skandinaviska Enskilda Banken AB (SEB), Time
 Deposit, 5.28%, 04/11/07...................      211,764       333,183        767,192       439,169       287,004      3,238,043
Skandinaviska Enskilda Banken AB (SEB), Time
 Deposit, 5.29%, 04/27/07...................      105,882       166,591        383,596       219,585       143,502      1,619,021
Societe Generale, Time Deposit, 5.38%,
 04/02/07...................................      158,822       249,887        575,395       329,377       215,253      2,428,532
Societe Generale, Time Deposit, 5.27%,
 04/05/07...................................      211,764       333,183        767,192       439,169       287,004      3,238,043
Societe Generale, Time Deposit, 5.28%,
 05/21/07...................................      317,646       499,773      1,150,788       658,754       430,506      4,857,064
Societe Generale, Time Deposit, 5.31%,
 05/24/07...................................      211,764       333,183        767,192       439,169       287,004      3,238,043
Svenska Handlesbanken, Time Deposit, 5.38%,
 04/02/07...................................      302,243       475,540      1,094,987       626,811       409,631      4,621,545
Swedbank AB, Time Deposit, 5.30%,
 05/11/07...................................      211,764       333,183        767,192       439,169       287,004      3,238,043
The Bank of the West, Time Deposit, 5.27%,
 04/13/07...................................      423,527       666,365      1,534,384       878,339       574,009      6,476,085
The Bear Stearns Companies, Inc., Commercial
 Paper, 5.50%, 07/10/07.....................      158,822       249,887        575,395       329,377       215,253      2,428,532
Toronto Dominion Bank, Time Deposit, 5.27%,
 04/27/07...................................      370,586       583,069      1,342,586       768,546       502,257      5,666,575
UBS AG, Time Deposit, 5.29%, 04/02/07.......      211,764       333,183        767,192       439,169       287,004      3,238,043
UBS AG, Time Deposit, 5.29%, 04/06/07.......      370,586       583,069      1,342,586       768,546       502,257      5,666,575
UBS AG, Time Deposit, 5.29%, 06/04/07.......      529,409       832,956      1,917,981     1,097,924       717,511      8,095,107
                                              -----------   -----------    -----------   -----------   -----------   ------------
                                              $14,462,500   $22,754,857    $52,395,756   $29,993,280   $19,601,082   $221,143,655
                                              ===========   ===========    ===========   ===========   ===========   ============

Information pertaining to the investment of the cash collateral is shown on each Series' Portfolio of Investments.
---------------

(1) Variable rate security. The rate shown was in effect at March 31, 2007.

                   GROWTH &       EQUITY      AGGRESSIVE      MID-CAP        MID-CAP      SMALL-CAP      SPECIAL       SMALL-CAP
       VALUE        INCOME        GROWTH        EQUITY         VALUE         GROWTH         VALUE         EQUITY        GROWTH
    -----------   -----------   -----------   -----------   ------------   -----------   -----------   ------------   -----------
    $   250,190   $ 1,223,864   $ 1,435,281   $   735,748   $  1,919,459   $   599,876   $   810,538   $  4,388,116   $   376,110
        187,642       917,898     1,076,460       551,811      1,439,594       449,907       607,904      3,291,087       282,083
        127,483       623,612       731,338       374,896        978,048       305,663       413,005      2,235,938       191,645
        375,285     1,835,795     2,152,921     1,103,623      2,879,188       899,815     1,215,807      6,582,174       564,166
        625,475     3,059,659     3,588,201     1,839,371      4,798,646     1,499,691     2,026,345     10,970,290       940,276
        750,570     3,671,590     4,305,842     2,207,245      5,758,376     1,799,629     2,431,614     13,164,349     1,128,331
        125,095       611,932       717,640       367,874        959,729       299,938       405,269      2,194,058       188,055
        187,642       917,898     1,076,460       551,811      1,439,594       449,907       607,904      3,291,087       282,083
        250,190     1,223,863     1,435,281       735,748      1,919,459       599,876       810,538      4,388,116       376,110
        187,642       917,898     1,076,460       551,811      1,439,594       449,907       607,904      3,291,087       282,083
         62,548       305,966       358,820       183,937        479,865       149,969       202,635      1,097,029        94,028
        250,190     1,223,863     1,435,281       735,748      1,919,459       599,876       810,538      4,388,116       376,110
        500,380     2,447,727     2,870,561     1,471,497      3,838,917     1,199,753     1,621,076      8,776,232       752,221
        125,095       611,932       717,640       367,874        959,729       299,938       405,269      2,194,058       188,055
        250,190     1,223,863     1,435,281       735,748      1,919,459       599,876       810,538      4,388,116       376,110
        125,095       611,932       717,640       367,874        959,729       299,938       405,269      2,194,058       188,055
        187,642       917,898     1,076,460       551,811      1,439,594       449,907       607,904      3,291,087       282,083
        250,190     1,223,863     1,435,281       735,748      1,919,459       599,876       810,538      4,388,116       376,111
        250,190     1,223,863     1,435,281       735,748      1,919,459       599,876       810,538      4,388,116       376,111
        375,285     1,835,795     2,152,921     1,103,623      2,879,188       899,815     1,215,807      6,582,174       564,166
        187,642       917,898     1,076,460       551,811      1,439,594       449,907       607,903      3,291,087       282,083
        500,380     2,447,727     2,870,561     1,471,497      3,838,917     1,199,753     1,621,076      8,776,233       752,221
        125,095       611,932       717,640       367,874        959,729       299,938       405,269      2,194,058       188,055
        125,095       611,932       717,640       367,874        959,729       299,938       405,269      2,194,058       188,055
        312,738     1,529,829     1,794,101       919,686      2,399,323       749,845     1,013,172      5,485,145       470,138
        462,852     2,264,147     2,655,269     1,361,134      3,550,998     1,109,771     1,499,495      8,118,015       695,804
        125,095       611,932       717,640       367,874        959,729       299,938       405,269      2,194,058       188,055
        250,190     1,223,863     1,435,281       735,748      1,919,459       599,876       810,538      4,388,116       376,111
        250,190     1,223,863     1,435,281       735,748      1,919,459       599,876       810,538      4,388,116       376,111
        125,095       611,932       717,640       367,874        959,729       299,938       405,269      2,194,058       188,055
        125,095       611,932       717,640       367,874        959,729       299,938       405,269      2,194,058       188,055
        375,285     1,835,795     2,152,921     1,103,623      2,879,188       899,815     1,215,807      6,582,174       564,166
        125,095       611,932       717,640       367,874        959,729       299,938       405,269      2,194,058       188,055
        312,738     1,529,829     1,794,101       919,685      2,399,323       749,845     1,013,172      5,485,145       470,138
        312,738     1,529,829     1,794,101       919,685      2,399,323       749,845     1,013,172      5,485,145       470,138
        187,643       917,898     1,076,460       551,811      1,439,594       449,907       607,903      3,291,087       282,083
        312,738     1,529,829     1,794,101       919,686      2,399,323       749,845     1,013,172      5,485,145       470,138
        187,643       917,898     1,076,460       551,811      1,439,594       449,907       607,903      3,291,087       282,083
        125,095       611,932       717,640       367,874        959,729       299,938       405,269      2,194,058       188,055
        375,285     1,835,795     2,152,921     1,103,623      2,879,188       899,815     1,215,807      6,582,174       564,166
        125,095       611,932       717,640       367,874        959,729       299,938       405,269      2,194,058       188,055
        187,643       917,898     1,076,460       551,811      1,439,594       449,907       607,903      3,291,087       282,083
        377,453     1,846,398     2,165,355     1,109,997      2,895,817       905,011     1,222,829      6,620,190       567,424
        375,285     1,835,795     2,152,921     1,103,623      2,879,188       899,814     1,215,807      6,582,174       564,166
        187,643       917,898     1,076,460       551,811      1,439,594       449,907       607,903      3,291,087       282,083
        250,190     1,223,863     1,435,281       735,748      1,919,459       599,876       810,538      4,388,116       376,111
        250,190     1,223,863     1,435,281       735,748      1,919,459       599,876       810,538      4,388,116       376,111
        500,380     2,447,727     2,870,561     1,471,497      3,838,917     1,199,753     1,621,076      8,776,233       752,221
        250,190     1,223,863     1,435,280       735,748      1,919,459       599,876       810,538      4,388,116       376,111
        125,095       611,932       717,640       367,874        959,729       299,938       405,269      2,194,058       188,055
        187,643       917,898     1,076,460       551,811      1,439,594       449,907       607,903      3,291,087       282,083
        250,190     1,223,863     1,435,280       735,748      1,919,459       599,876       810,538      4,388,116       376,111
        375,285     1,835,795     2,152,921     1,103,623      2,879,188       899,814     1,215,807      6,582,175       564,166
        250,190     1,223,864     1,435,280       735,748      1,919,459       599,876       810,538      4,388,116       376,111
        357,088     1,746,778     2,048,526     1,050,108      2,739,576       856,183     1,156,853      6,263,005       536,809
        250,190     1,223,864     1,435,280       735,748      1,919,459       599,876       810,538      4,388,116       376,111
        500,380     2,447,727     2,870,561     1,471,497      3,838,917     1,199,753     1,621,076      8,776,232       752,221
        187,643       917,898     1,076,460       551,811      1,439,594       449,907       607,903      3,291,087       282,083
        437,833     2,141,761     2,511,741     1,287,560      3,359,052     1,049,784     1,418,441      7,679,203       658,193
        250,190     1,223,864     1,435,280       735,748      1,919,459       599,876       810,538      4,388,116       376,111
        437,833     2,141,761     2,511,741     1,287,560      3,359,052     1,049,784     1,418,441      7,679,204       658,193
        625,475     3,059,659     3,588,201     1,839,371      4,798,647     1,499,691     2,026,345     10,970,291       940,276
    -----------   -----------   -----------   -----------   ------------   -----------   -----------   ------------   -----------
    $17,086,850   $83,584,336   $98,023,158   $50,248,276   $131,090,332   $40,968,829   $55,356,072   $299,688,462   $25,686,645
    ===========   ===========   ===========   ===========   ============   ===========   ===========   ============   ===========

     INTERNATIONAL
        EQUITY
     -------------
     $  2,610,044
        1,957,533
        1,329,931
        3,915,065
        6,525,109
        7,830,131
        1,305,022
        1,957,533
        2,610,043
        1,957,533
          652,511
        2,610,043
        5,220,087
        1,305,022
        2,610,044
        1,305,022
        1,957,533
        2,610,044
        2,610,044
        3,915,065
        1,957,533
        5,220,087
        1,305,022
        1,305,022
        3,262,555
        4,828,581
        1,305,022
        2,610,044
        2,610,044
        1,305,022
        1,305,022
        3,915,065
        1,305,022
        3,262,555
        3,262,555
        1,957,533
        3,262,555
        1,957,533
        1,305,022
        3,915,065
        1,305,022
        1,957,533
        3,937,677
        3,915,065
        1,957,533
        2,610,044
        2,610,044
        5,220,087
        2,610,044
        1,305,022
        1,957,533
        2,610,044
        3,915,065
        2,610,044
        3,725,224
        2,610,044
        5,220,087
        1,957,533
        4,567,575
        2,610,044
        4,567,575
        6,525,109
     ------------
     $178,254,166
     ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

4. FOREIGN CURRENCY FORWARD, SPOT AND CROSS CURRENCY CONTRACTS

At March 31, 2007, the Core Bond Series, Total Return Bond Series, Balanced Series, and International Equity Series had entered into foreign currency forward, spot and cross currency contracts which contractually obligate each portfolio to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                             NET UNREALIZED
                                        FOREIGN     IN EXCHANGE   SETTLEMENT      VALUE      APPRECIATION/
                                       CURRENCY         FOR          DATE      AT 03/31/07   (DEPRECIATION)
                                      -----------   -----------   ----------   -----------   --------------
CORE BOND
---------
PURCHASE CONTRACTS:
Euro................................       86,138   $  114,852     04/02/07    $  115,067      $     215
                                                                                               =========
SALE CONTRACTS:
New Zealand Dollar..................    5,545,961   $3,779,500     04/18/07    $3,957,764      $(178,264)
                                                                                               =========
TOTAL RETURN BOND
-----------------
PURCHASE CONTRACTS:
Canadian Dollar.....................      217,273   $  185,336     05/09/07    $  188,402      $   3,066
Euro................................      770,000    1,004,249     05/09/07     1,030,086         25,837
Japanese Yen........................  110,028,000      917,741     05/09/07       938,057         20,316
                                                                                               ---------
TOTAL...............................                                                           $  49,219
                                                                                               =========
SALE CONTRACTS:
Canadian Dollar.....................      445,069   $  377,510     05/09/07    $  385,927      $  (8,417)
Euro................................      302,634      393,416     05/09/07       404,857        (11,441)
                                                                                               ---------
TOTAL...............................                                                           $ (19,858)
                                                                                               =========
BALANCED
--------
PURCHASE CONTRACTS:
Canadian Dollar.....................      431,516   $  368,087     05/09/07    $  374,175      $   6,088
Euro................................    1,200,000    1,565,064     05/09/07     1,605,330         40,266
Japanese Yen........................  179,574,000    1,497,823     05/09/07     1,530,980         33,157
                                                                                               ---------
TOTAL...............................                                                           $  79,511
                                                                                               =========
SALE CONTRACTS:
Canadian Dollar.....................      530,717   $  450,157     05/09/07    $  460,195      $ (10,038)
Euro................................      514,478      668,806     05/09/07       688,256        (19,450)
                                                                                               ---------
TOTAL...............................                                                           $ (29,488)
                                                                                               =========
INTERNATIONAL EQUITY
--------------------
PURCHASE CONTRACTS:
Canadian Dollar.....................    4,544,073   $3,922,207     04/02/07    $3,935,966      $  13,759
Euro................................    1,451,042    1,935,255     04/02/07     1,938,375          3,120
Euro................................    3,898,902    5,200,239     04/03/07     5,208,349          8,110
Euro................................    2,525,707    3,298,523     04/04/07     3,374,101         75,578
Euro................................    1,920,323    2,565,272     04/04/07     2,565,366             94
Japanese Yen........................   31,707,619      271,307     04/02/07       269,074         (2,233)
Swedish Krona.......................    5,646,933      806,279     04/02/07       808,692          2,413
Swedish Krona.......................   26,882,034    3,847,667     04/04/07     3,849,964          2,297
                                                                                               ---------
                                                                                               $ 103,138
                                                                                               =========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

4. FOREIGN CURRENCY FORWARD, SPOT AND CROSS CURRENCY CONTRACTS (CONTINUED)


                                                                                             NET UNREALIZED
                                        FOREIGN     IN EXCHANGE   SETTLEMENT      VALUE      APPRECIATION/
                                       CURRENCY         FOR          DATE      AT 03/31/07   (DEPRECIATION)
                                      -----------   -----------   ----------   -----------   --------------
SALE CONTRACTS:
Australian Dollar...................       47,474   $   38,300     04/02/07    $   38,412      $    (112)
Euro................................      203,712      271,306     04/02/07       272,128           (822)
Euro................................      112,829      124,056     11/01/07       151,773        (27,717)
Great British Pound.................      268,972      528,153     04/02/07       529,296         (1,143)
Great British Pound.................       20,514       40,261     04/03/07        40,369           (108)
Great British Pound.................      312,759      615,355     04/04/07       615,461           (106)
Hong Kong Dollars...................      541,137       69,258     04/02/07        69,257              1
Japanese Yen........................  436,391,151    3,726,654     04/02/07     3,703,252         23,402
Japanese Yen........................      961,527        8,124     04/02/07         8,159            (35)
Japanese Yen........................      792,992        6,705     04/02/07         6,729            (24)
Japanese Yen........................  567,990,953    4,837,053     04/03/07     4,820,018         17,035
Japanese Yen........................  467,900,046    3,962,065     04/04/07     3,971,150         (9,085)
                                                                                               ---------
TOTAL...............................                                                           $   1,286
                                                                                               =========

                                                                                              NET UNREALIZED
                                                 SETTLEMENT     PURCHASE          SALE        APPRECIATION/
FOREIGN CROSS CURRENCY CONTRACTS:                   DATE      CURRENT VALUE   CURRENT VALUE   (DEPRECIATION)
---------------------------------                ----------   -------------   -------------   --------------
PURCHASE/SALE
-------------
Japanese Yen/Euro..............................   04/04/07      $176,285        $176,326         $    (41)
                                                                                                 ========

5. SUBSEQUENT EVENT

Effective May 1, 2007, the Intermediate Government Bond Series changed its name and investment objective. This Series is now named the Inflation-Protected Securities Series. Its new investment objective is to provide maximum real return consistent with the preservation of capital. The Series will attempt to achieve its investment objective by investing primarily in inflation-protected securities issued by the US Government and its agencies and instrumentalities.

                         S&P 500 INDEX MASTER PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS -- 99.17%
              ADVERTISING -- 0.18%
     94,573   Interpublic Group of
                Companies Inc.(a)(b).......  $    1,164,194
     36,533   Omnicom Group Inc.(b)........       3,740,249
                                             --------------
                                                  4,904,443
                                             --------------
              AEROSPACE & DEFENSE -- 2.16%
    169,218   Boeing Co. (The).............      15,045,172
     86,555   General Dynamics Corp. ......       6,612,802
     26,735   Goodrich Corp.(b)............       1,376,318
     26,692   L-3 Communications Holdings
                Inc. ......................       2,334,749
     76,171   Lockheed Martin Corp. .......       7,390,110
     73,867   Northrop Grumman Corp. ......       5,482,409
     95,079   Raytheon Co. ................       4,987,844
     36,070   Rockwell Collins Inc. .......       2,414,165
    214,778   United Technologies Corp. ...      13,960,570
                                             --------------
                                                 59,604,139
                                             --------------
              AGRICULTURE -- 2.00%
    448,619   Altria Group Inc. ...........      39,393,234
    140,543   Archer-Daniels-Midland
                Co. .......................       5,157,928
    116,207   Monsanto Co. ................       6,386,737
     36,617   Reynolds American Inc.(b)....       2,285,267
     34,349   UST Inc.(b)..................       1,991,555
                                             --------------
                                                 55,214,721
                                             --------------
              AIRLINES -- 0.09%
    169,147   Southwest Airlines Co.(b)....       2,486,461
                                             --------------
                                                  2,486,461
                                             --------------
              APPAREL -- 0.46%
     78,549   Coach Inc.(a)................       3,931,377
     23,719   Jones Apparel Group Inc. ....         728,885
     21,916   Liz Claiborne Inc.(b)........         939,101
     40,323   Nike Inc. Class B............       4,284,722
     13,028   Polo Ralph Lauren Corp. .....       1,148,418
     19,068   VF Corp.(b)..................       1,575,398
                                             --------------
                                                 12,607,901
                                             --------------
              AUTO MANUFACTURERS -- 0.39%
    403,690   Ford Motor Co.(b)............       3,185,114
    120,915   General Motors Corp. ........       3,704,836
     53,076   PACCAR Inc.(b)...............       3,895,778
                                             --------------
                                                 10,785,728
                                             --------------

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              AUTO PARTS & EQUIPMENT -- 0.19%
     37,341   Goodyear Tire & Rubber Co.
                (The)(a)...................  $    1,164,666
     41,854   Johnson Controls Inc.(b).....       3,960,225
                                             --------------
                                                  5,124,891
                                             --------------
              BANKS -- 6.45%
    961,253   Bank of America Corp. .......      49,043,128
    163,458   Bank of New York Co. Inc.
                (The)......................       6,628,222
    115,670   BB&T Corp. ..................       4,744,783
     34,132   Comerica Inc. ...............       2,017,884
     40,114   Commerce Bancorp Inc. .......       1,339,005
     27,702   Compass Bancshares Inc.(b)...       1,905,898
    119,330   Fifth Third Bancorp(b).......       4,616,878
     26,713   First Horizon National
                Corp.(b)...................       1,109,391
     50,128   Huntington Bancshares
                Inc. ......................       1,095,297
     85,823   KeyCorp......................       3,215,788
     16,557   M&T Bank Corp.(b)............       1,917,797
     54,561   Marshall & Ilsley Corp.(b)...       2,526,720
     88,747   Mellon Financial Corp.(b)....       3,828,546
    126,680   National City Corp. .........       4,718,830
     40,042   Northern Trust Corp.(b)......       2,408,126
     74,115   PNC Financial Services
                Group......................       5,334,057
    155,924   Regions Financial Corp.(b)...       5,515,032
     71,429   State Street Corp.(b)........       4,625,028
     76,502   SunTrust Banks Inc. .........       6,352,726
     69,769   Synovus Financial Corp.(b)...       2,256,329
    379,058   U.S. Bancorp(b)..............      13,255,658
    409,200   Wachovia Corp. ..............      22,526,460
    725,760   Wells Fargo & Co. ...........      24,987,917
     22,825   Zions Bancorporation.........       1,929,169
                                             --------------
                                                177,898,669
                                             --------------
              BEVERAGES -- 2.06%
    164,478   Anheuser-Busch Companies
                Inc. ......................       8,299,560
     16,891   Brown-Forman Corp. Class B...       1,107,374
    436,411   Coca-Cola Co. (The)..........      20,947,728
     59,402   Coca-Cola Enterprises
                Inc. ......................       1,202,890
     44,534   Constellation Brands Inc.
                Class A(a)(b)..............         943,230
      9,747   Molson Coors Brewing Co.
                Class B....................         922,261
     28,850   Pepsi Bottling Group Inc. ...         920,027

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              BEVERAGES (CONTINUED)
    351,448   PepsiCo Inc. ................  $   22,338,035
                                             --------------
                                                 56,681,105
                                             --------------
              BIOTECHNOLOGY -- 1.00%
    249,646   Amgen Inc.(a)................      13,950,218
     73,958   Biogen Idec Inc.(a)..........       3,282,256
     79,632   Celgene Corp.(a).............       4,177,495
     56,186   Genzyme Corp.(a)(b)..........       3,372,284
     52,260   MedImmune Inc.(a)(b).........       1,901,741
     11,780   Millipore Corp.(a)...........         853,697
                                             --------------
                                                 27,537,691
                                             --------------
              BUILDING MATERIALS -- 0.15%
     37,179   American Standard Companies
                Inc.(b)....................       1,971,231
     84,524   Masco Corp. .................       2,315,958
                                             --------------
                                                  4,287,189
                                             --------------
              CHEMICALS -- 1.40%
     47,095   Air Products & Chemicals
                Inc.(b)....................       3,483,146
     13,437   Ashland Inc. ................         881,467
    204,351   Dow Chemical Co. (The).......       9,371,537
    196,799   Du Pont (E.I.) de Nemours and
                Co.(b).....................       9,727,775
     17,716   Eastman Chemical Co.(b)......       1,121,954
     38,152   Ecolab Inc.(b)...............       1,640,536
     23,512   Hercules Inc.(a).............         459,424
     16,716   International Flavors &
                Fragrances Inc. ...........         789,330
     35,296   PPG Industries Inc.(b).......       2,481,662
     69,037   Praxair Inc.(b)..............       4,346,570
     30,199   Rohm & Haas Co.(b)...........       1,561,892
     23,704   Sherwin-Williams Co.
                (The)(b)...................       1,565,412
     28,068   Sigma-Aldrich Corp. .........       1,165,383
                                             --------------
                                                 38,596,088
                                             --------------
              COAL -- 0.14%
     38,858   CONSOL Energy Inc.(b)........       1,520,514
     56,341   Peabody Energy Corp. ........       2,267,162
                                             --------------
                                                  3,787,676
                                             --------------
              COMMERCIAL SERVICES -- 0.70%
     29,694   Apollo Group Inc. Class
                A(a).......................       1,303,567
     68,771   Block (H & R) Inc. ..........       1,446,942
     29,501   Convergys Corp.(a)(b)........         749,620

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              COMMERCIAL SERVICES (CONTINUED)
     46,260   Donnelley (R.R.) & Sons
                Co. .......................  $    1,692,653
     26,835   Equifax Inc. ................         978,136
     63,451   McKesson Corp. ..............       3,714,422
     27,372   Monster Worldwide Inc.(a)....       1,296,612
     50,238   Moody's Corp. ...............       3,117,770
     36,312   Robert Half International
                Inc. ......................       1,343,907
    163,842   Western Union Co. ...........       3,596,332
                                             --------------
                                                 19,239,961
                                             --------------
              COMPUTERS -- 4.03%
     24,988   Affiliated Computer Services
                Inc. Class A(a)............       1,471,293
    184,899   Apple Inc.(a)................      17,178,966
     30,289   Cognizant Technology
                Solutions Corp.(a).........       2,673,610
     36,656   Computer Sciences Corp.(a)...       1,910,877
    486,067   Dell Inc.(a).................      11,281,615
    110,811   Electronic Data Systems
                Corp. .....................       3,067,248
    471,676   EMC Corp.(a)(b)..............       6,532,713
    581,428   Hewlett-Packard Co. .........      23,338,520
    322,421   International Business
                Machines Corp. ............      30,391,403
     21,098   Lexmark International Inc.
                Class A(a)(b)..............       1,233,389
     37,910   NCR Corp.(a)(b)..............       1,810,961
     79,880   Network Appliance Inc.(a)....       2,917,218
     48,651   SanDisk Corp.(a)(b)..........       2,130,914
    770,926   Sun Microsystems Inc.(a).....       4,633,265
     71,803   Unisys Corp.(a)(b)...........         605,299
                                             --------------
                                                111,177,291
                                             --------------
              COSMETICS & PERSONAL CARE -- 2.00%
     95,007   Avon Products Inc.(b)........       3,539,961
    110,022   Colgate-Palmolive Co. .......       7,348,369
     27,299   Estee Lauder Companies Inc.
                (The) Class A..............       1,333,556
    678,276   Procter & Gamble Co. ........      42,839,912
                                             --------------
                                                 55,061,798
                                             --------------
              DISTRIBUTION & WHOLESALE -- 0.11%
     36,561   Genuine Parts Co.(b).........       1,791,489
     15,911   Grainger (W.W.) Inc.(b)......       1,228,966
                                             --------------
                                                  3,020,455
                                             --------------

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED FINANCIAL SERVICES -- 8.31%
    257,819   American Express Co. ........  $   14,540,992
     51,728   Ameriprise Financial Inc. ...       2,955,738
     25,341   Bear Stearns Companies Inc.
                (The)......................       3,810,019
     87,270   Capital One Financial
                Corp. .....................       6,585,394
      7,488   Chicago Mercantile Exchange
                Holdings Inc. .............       3,987,060
     42,358   CIT Group Inc. ..............       2,241,585
  1,053,152   Citigroup Inc. ..............      54,068,824
    126,036   Countrywide Financial
                Corp. .....................       4,239,851
     91,169   E*TRADE Financial Corp.(a)...       1,934,606
    148,271   Federal Home Loan Mortgage
                Corp. .....................       8,820,642
    208,639   Federal National Mortgage
                Association................      11,387,517
     19,309   Federated Investors Inc.
                Class B....................         709,026
     35,641   Franklin Resources Inc. .....       4,306,502
     89,635   Goldman Sachs Group Inc.
                (The)......................      18,521,280
     43,966   Janus Capital Group
                Inc.(b)....................         919,329
    742,519   JPMorgan Chase & Co. ........      35,923,069
     28,099   Legg Mason Inc. .............       2,647,207
    113,408   Lehman Brothers Holdings
                Inc. ......................       7,946,499
    189,180   Merrill Lynch & Co. Inc. ....      15,450,331
    226,548   Morgan Stanley...............      17,842,920
     56,862   Rowe (T.) Price Group
                Inc.(b)....................       2,683,318
    220,594   Schwab (Charles) Corp.
                (The)......................       4,034,664
     87,995   SLM Corp. ...................       3,598,996
                                             --------------
                                                229,155,369
                                             --------------
              ELECTRIC -- 3.38%
    141,915   AES Corp. (The)(a)...........       3,054,011
     35,258   Allegheny Energy
                Inc.(a)(b).................       1,732,578
     44,254   Ameren Corp. ................       2,225,976
     84,555   American Electric Power Co.
                Inc.(b)....................       4,122,056
     67,058   CenterPoint Energy Inc. .....       1,203,021
     46,605   CMS Energy Corp. ............         829,569
     54,858   Consolidated Edison
                Inc.(b)....................       2,801,049
     38,817   Constellation Energy Group
                Inc. ......................       3,375,138
     75,657   Dominion Resources Inc. .....       6,716,072
     37,978   DTE Energy Co.(b)............       1,819,146
    268,540   Duke Energy Corp.(b).........       5,448,677
     83,003   Dynegy Inc. Class A(a).......         768,608
     69,680   Edison International(b)......       3,423,378

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              ELECTRIC (CONTINUED)
     44,225   Entergy Corp. ...............  $    4,640,087
    143,545   Exelon Corp. ................       9,862,977
     69,435   FirstEnergy Corp. ...........       4,599,374
     86,443   FPL Group Inc. ..............       5,287,718
     16,052   Integrys Energy Group
                Inc. ......................         891,047
     75,099   PG&E Corp.(b)................       3,625,029
     21,434   Pinnacle West Capital
                Corp.(b)...................       1,034,191
     82,238   PPL Corp.(b).................       3,363,534
     54,857   Progress Energy Inc.(b)......       2,766,987
     54,233   Public Service Enterprise
                Group Inc. ................       4,503,508
    160,025   Southern Co. (The)...........       5,864,916
     44,015   TECO Energy Inc.(b)..........         757,498
     98,776   TXU Corp. ...................       6,331,542
     86,864   Xcel Energy Inc.(b)..........       2,144,672
                                             --------------
                                                 93,192,359
                                             --------------
              ELECTRICAL COMPONENTS & EQUIPMENT -- 0.30%
    171,680   Emerson Electric Co. ........       7,397,691
     29,773   Molex Inc.(b)................         839,599
                                             --------------
                                                  8,237,290
                                             --------------
              ELECTRONICS -- 0.45%
     87,519   Agilent Technologies
                Inc.(a)(b).................       2,948,515
     39,078   Applera Corp. -- Applied
                Biosystems Group...........       1,155,536
     39,014   Jabil Circuit Inc. ..........         835,290
     26,427   PerkinElmer Inc. ............         640,062
    110,847   Sanmina-SCI Corp.(a).........         401,266
    192,031   Solectron Corp.(a)(b)........         604,898
     17,481   Tektronix Inc. ..............         492,265
     89,227   Thermo Fisher Scientific
                Inc.(a)....................       4,171,362
     21,685   Waters Corp.(a)..............       1,257,730
                                             --------------
                                                 12,506,924
                                             --------------
              ENGINEERING & CONSTRUCTION -- 0.06%
     18,801   Fluor Corp. .................       1,686,826
                                             --------------
                                                  1,686,826
                                             --------------
              ENTERTAINMENT -- 0.11%
     72,545   International Game Technology
                Inc. ......................       2,929,367
                                             --------------
                                                  2,929,367
                                             --------------

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              ENVIRONMENTAL CONTROL -- 0.17%
     53,277   Allied Waste Industries
                Inc.(a)....................  $      670,757
    114,444   Waste Management Inc. .......       3,938,018
                                             --------------
                                                  4,608,775
                                             --------------
              FOOD -- 1.53%
     48,581   Campbell Soup Co.(b).........       1,892,230
    108,863   ConAgra Foods Inc. ..........       2,711,777
     28,739   Dean Foods Co.(a)............       1,343,261
     74,271   General Mills Inc. ..........       4,324,058
     70,416   Heinz (H.J.) Co. ............       3,318,002
     36,953   Hershey Co. (The)(b).........       2,019,851
     53,609   Kellogg Co. .................       2,757,111
     41,958   Kraft Foods Inc. ............       1,328,390
    153,366   Kroger Co.(b)................       4,332,590
     27,721   McCormick & Co. Inc. NVS.....       1,067,813
     94,746   Safeway Inc.(b)..............       3,471,493
    159,979   Sara Lee Corp. ..............       2,706,845
     44,600   SUPERVALU Inc. ..............       1,742,522
    132,166   Sysco Corp. .................       4,471,176
     53,338   Tyson Foods Inc. Class A.....       1,035,291
     30,247   Whole Foods Market Inc.(b)...       1,356,578
     47,100   Wrigley (William Jr.)
                Co.(b).....................       2,398,803
                                             --------------
                                                 42,277,791
                                             --------------
              FOREST PRODUCTS & PAPER -- 0.41%
     97,234   International Paper Co.(b)...       3,539,318
     38,931   MeadWestvaco Corp. ..........       1,200,632
     38,376   Plum Creek Timber Co.
                Inc.(b)....................       1,512,782
     23,119   Temple-Inland Inc. ..........       1,381,129
     48,451   Weyerhaeuser Co. ............       3,621,228
                                             --------------
                                                 11,255,089
                                             --------------
              GAS -- 0.25%
     37,428   KeySpan Corp. ...............       1,540,162
      9,283   Nicor Inc.(b)................         449,483
     57,846   NiSource Inc. ...............       1,413,756
     56,028   Sempra Energy................       3,418,268
                                             --------------
                                                  6,821,669
                                             --------------
              HAND & MACHINE TOOLS -- 0.10%
     15,293   Black & Decker Corp. ........       1,248,215
     12,210   Snap-On Inc. ................         587,301
     17,150   Stanley Works (The)(b).......         949,424
                                             --------------
                                                  2,784,940
                                             --------------

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE -- PRODUCTS -- 3.01%
     22,085   Bard (C.R.) Inc. ............  $    1,755,978
     11,453   Bausch & Lomb Inc. ..........         585,935
    139,993   Baxter International Inc. ...       7,373,431
     52,727   Becton, Dickinson & Co. .....       4,054,179
     52,299   Biomet Inc. .................       2,222,185
    252,127   Boston Scientific Corp.(a)...       3,665,927
    621,408   Johnson & Johnson............      37,446,046
    247,308   Medtronic Inc. ..............      12,132,930
     29,322   Patterson Companies
                Inc.(a)(b).................       1,040,638
     75,537   St. Jude Medical
                Inc.(a)(b).................       2,840,947
     63,541   Stryker Corp.(b).............       4,214,039
     27,662   Varian Medical Systems
                Inc.(a)....................       1,319,201
     51,098   Zimmer Holdings Inc.(a)(b)...       4,364,280
                                             --------------
                                                 83,015,716
                                             --------------
              HEALTH CARE -- SERVICES -- 1.45%
    113,559   Aetna Inc. ..................       4,972,749
     34,005   Coventry Health Care
                Inc.(a)....................       1,905,980
     35,623   Humana Inc.(a)...............       2,066,846
     26,769   Laboratory Corp. of America
                Holdings(a)(b).............       1,944,232
     15,837   Manor Care Inc. .............         860,899
     34,011   Quest Diagnostics Inc. ......       1,696,129
    100,137   Tenet Healthcare
                Corp.(a)(b)................         643,881
    288,256   UnitedHealth Group Inc. .....      15,268,920
    132,662   WellPoint Inc.(a)............      10,758,888
                                             --------------
                                                 40,118,524
                                             --------------
              HOME BUILDERS -- 0.20%
     25,412   Centex Corp.(b)..............       1,061,713
     59,103   Horton (D.R.) Inc.(b)........       1,300,266
     16,587   KB Home......................         707,767
     29,571   Lennar Corp. Class A.........       1,248,192
     45,266   Pulte Homes Inc.(b)..........       1,197,738
                                             --------------
                                                  5,515,676
                                             --------------
              HOME FURNISHINGS -- 0.10%
     13,970   Harman International
                Industries Inc.(b).........       1,342,238
     16,726   Whirlpool Corp.(b)...........       1,420,205
                                             --------------
                                                  2,762,443
                                             --------------
              HOUSEHOLD PRODUCTS & WARES -- 0.46%
     20,251   Avery Dennison Corp.(b)......       1,301,329
     32,572   Clorox Co. (The).............       2,074,511

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              HOUSEHOLD PRODUCTS & WARES (CONTINUED)
     32,341   Fortune Brands Inc.(b).......  $    2,549,118
     98,033   Kimberly-Clark Corp. ........       6,714,280
                                             --------------
                                                 12,639,238
                                             --------------
              HOUSEWARES -- 0.07%
     59,155   Newell Rubbermaid Inc. ......       1,839,129
                                             --------------
                                                  1,839,129
                                             --------------
              INSURANCE -- 4.87%
     69,598   ACE Ltd. ....................       3,971,262
    105,747   AFLAC Inc. ..................       4,976,454
    133,694   Allstate Corp. (The).........       8,029,662
     22,649   Ambac Financial Group
                Inc.(b)....................       1,956,647
    556,463   American International Group
                Inc. ......................      37,405,443
     66,179   Aon Corp.(b).................       2,512,155
     88,017   Chubb Corp. .................       4,547,838
     21,916   CIGNA Corp. .................       3,126,537
     37,142   Cincinnati Financial
                Corp.(b)...................       1,574,821
     95,769   Genworth Financial Inc. Class
                A..........................       3,346,169
     67,791   Hartford Financial Services
                Group Inc. (The)...........       6,479,464
     61,386   Lincoln National Corp. ......       4,161,357
     97,695   Loews Corp. .................       4,438,284
    117,795   Marsh & McLennan Companies
                Inc. ......................       3,450,216
     28,783   MBIA Inc.(b).................       1,884,999
    162,661   MetLife Inc. ................      10,272,042
     17,892   MGIC Investment Corp.(b).....       1,054,197
     57,661   Principal Financial Group
                Inc. ......................       3,452,164
    162,554   Progressive Corp. (The)......       3,546,928
    102,119   Prudential Financial Inc. ...       9,217,261
     24,028   SAFECO Corp.(b)..............       1,596,180
     20,810   Torchmark Corp.(b)...........       1,364,928
    147,610   Travelers Companies Inc.
                (The)......................       7,641,770
     73,184   Unum Group...................       1,685,428
     38,652   XL Capital Ltd. Class A(b)...       2,704,094
                                             --------------
                                                134,396,300
                                             --------------
              INTERNET -- 1.71%
     66,128   Amazon.com Inc.(a)(b)........       2,631,233
    247,351   eBay Inc.(a).................       8,199,686
     46,686   Google Inc. Class A(a).......      21,389,658
     47,635   IAC/InterActiveCorp(a)(b)....       1,796,316
    204,903   Symantec Corp.(a)(b).........       3,544,822

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              INTERNET (CONTINUED)
     52,520   VeriSign Inc.(a).............  $    1,319,302
    261,720   Yahoo! Inc.(a)...............       8,189,219
                                             --------------
                                                 47,070,236
                                             --------------
              IRON & STEEL -- 0.33%
     21,756   Allegheny Technologies
                Inc.(b)....................       2,321,148
     64,902   Nucor Corp. .................       4,227,067
     25,896   United States Steel Corp. ...       2,568,106
                                             --------------
                                                  9,116,321
                                             --------------
              LEISURE TIME -- 0.34%
     19,794   Brunswick Corp. .............         630,439
     95,154   Carnival Corp. ..............       4,458,916
     55,564   Harley-Davidson Inc. ........       3,264,385
     27,788   Sabre Holdings Corp. ........         910,057
                                             --------------
                                                  9,263,797
                                             --------------
              LODGING -- 0.52%
     39,757   Harrah's Entertainment
                Inc. ......................       3,357,479
     82,612   Hilton Hotels Corp.(b).......       2,970,728
     72,324   Marriott International Inc.
                Class A(b).................       3,540,983
     45,844   Starwood Hotels & Resorts
                Worldwide Inc. ............       2,972,983
     42,525   Wyndham Worldwide Corp.(a)...       1,452,229
                                             --------------
                                                 14,294,402
                                             --------------
              MACHINERY -- 0.73%
    139,179   Caterpillar Inc. ............       9,329,168
     11,190   Cummins Inc. ................       1,619,417
     49,440   Deere & Co. .................       5,371,162
     37,026   Rockwell Automation Inc. ....       2,216,747
     21,506   Terex Corp.(a)...............       1,543,271
                                             --------------
                                                 20,079,765
                                             --------------
              MANUFACTURING -- 5.06%
     39,058   Cooper Industries Ltd.(b)....       1,757,219
     50,662   Danaher Corp. ...............       3,619,800
     43,834   Dover Corp. .................       2,139,538
     61,375   Eastman Kodak Co.(b).........       1,384,620
     31,888   Eaton Corp. .................       2,664,561
  2,208,154   General Electric Co. ........      78,080,325
    174,675   Honeywell International
                Inc. ......................       8,045,531
     89,695   Illinois Tool Works Inc. ....       4,628,262
     67,714   Ingersoll-Rand Co. Class A...       2,936,756
     39,447   ITT Industries Inc. .........       2,379,443

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING (CONTINUED)
     37,825   Leggett & Platt Inc.(b)......  $      857,493
     26,387   Pall Corp. ..................       1,002,706
     25,297   Parker Hannifin Corp.(b).....       2,183,384
     26,839   Textron Inc. ................       2,410,142
    157,455   3M Co. ......................      12,034,286
    425,599   Tyco International Ltd. .....      13,427,648
                                             --------------
                                                139,551,714
                                             --------------
              MEDIA -- 3.29%
    166,308   CBS Corp. Class B............       5,087,362
    105,556   Clear Channel Communications
                Inc. ......................       3,698,682
    668,097   Comcast Corp. Class A(a).....      17,337,117
    164,789   DIRECTV Group Inc. (The)(a)..       3,801,682
     13,868   Dow Jones & Co. Inc.(b)......         478,030
     50,184   Gannett Co. Inc.(b)..........       2,824,857
     75,744   McGraw-Hill Companies Inc.
                (The)......................       4,762,783
      8,055   Meredith Corp. ..............         462,276
     30,804   New York Times Co. Class
                A(b).......................         724,202
    500,851   News Corp. Class A...........      11,579,675
     17,620   Scripps (E.W.) Co. Class A...         787,262
    832,630   Time Warner Inc. ............      16,419,464
     41,012   Tribune Co.(b)...............       1,316,895
    149,365   Viacom Inc. Class B(a).......       6,140,395
    442,651   Walt Disney Co. (The)(b).....      15,240,474
                                             --------------
                                                 90,661,156
                                             --------------
              MINING -- 0.65%
    185,456   Alcoa Inc. ..................       6,286,958
     80,568   Freeport-McMoRan Copper &
                Gold Inc. .................       5,332,796
     96,258   Newmont Mining Corp. ........       4,041,873
     20,302   Vulcan Materials Co.(b)......       2,364,777
                                             --------------
                                                 18,026,404
                                             --------------
              OFFICE & BUSINESS EQUIPMENT -- 0.20%
     47,157   Pitney Bowes Inc.(b).........       2,140,456
    205,905   Xerox Corp.(a)...............       3,477,735
                                             --------------
                                                  5,618,191
                                             --------------
              OIL & GAS -- 8.04%
     98,293   Anadarko Petroleum Corp. ....       4,224,633
     70,442   Apache Corp. ................       4,980,249
     88,846   Chesapeake Energy Corp.(b)...       2,743,564

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              OIL & GAS (CONTINUED)
    466,612   Chevron Corp. ...............  $   34,510,624
    352,240   ConocoPhillips...............      24,075,604
     94,543   Devon Energy Corp. ..........       6,544,266
     32,601   ENSCO International Inc. ....       1,773,494
     52,041   EOG Resources Inc.(b)........       3,712,605
  1,227,375   Exxon Mobil Corp. ...........      92,605,444
     57,853   Hess Corp. ..................       3,209,106
     75,411   Marathon Oil Corp. ..........       7,452,869
     39,934   Murphy Oil Corp.(b)..........       2,132,476
     66,507   Nabors Industries
                Ltd.(a)(b).................       1,973,263
     28,863   Noble Corp. .................       2,270,941
    184,316   Occidental Petroleum
                Corp. .....................       9,088,622
     23,207   Rowan Companies Inc. ........         753,531
     26,937   Sunoco Inc. .................       1,897,442
     62,523   Transocean Inc.(a)...........       5,108,129
    129,484   Valero Energy Corp. .........       8,350,423
     78,225   XTO Energy Inc. .............       4,287,512
                                             --------------
                                                221,694,797
                                             --------------
              OIL & GAS SERVICES -- 1.41%
     69,254   Baker Hughes Inc.(b).........       4,579,767
     62,951   BJ Services Co. .............       1,756,333
    215,068   Halliburton Co. .............       6,826,258
     37,478   National Oilwell Varco
                Inc.(a)....................       2,915,414
    252,143   Schlumberger Ltd.(b).........      17,423,081
     42,805   Smith International
                Inc.(b)....................       2,056,780
     72,830   Weatherford International
                Ltd.(a)(b).................       3,284,633
                                             --------------
                                                 38,842,266
                                             --------------
              PACKAGING & CONTAINERS -- 0.14%
     21,915   Ball Corp. ..................       1,004,803
     22,477   Bemis Co. Inc. ..............         750,507
     29,008   Pactiv Corp.(a)..............         978,730
     34,090   Sealed Air Corp.(b)..........       1,077,244
                                             --------------
                                                  3,811,284
                                             --------------
              PHARMACEUTICALS -- 5.76%
    328,475   Abbott Laboratories..........      18,328,905
     33,099   Allergan Inc.(b).............       3,668,031
     42,412   AmerisourceBergen Corp. .....       2,237,233
     22,814   Barr Pharmaceuticals
                Inc.(a)....................       1,057,429
    432,888   Bristol-Myers Squibb Co. ....      12,016,971
     86,626   Cardinal Health Inc. ........       6,319,367

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
     28,985   Express Scripts Inc.(a)......  $    2,339,669
     67,704   Forest Laboratories
                Inc.(a)....................       3,482,694
    100,348   Gilead Sciences Inc.(a)......       7,676,622
     33,140   Hospira Inc.(a)..............       1,355,426
     51,335   King Pharmaceuticals
                Inc.(a)....................       1,009,759
    210,654   Lilly (Eli) & Co. ...........      11,314,226
     62,756   Medco Health Solutions
                Inc.(a)....................       4,551,693
    466,127   Merck & Co. Inc. ............      20,588,830
     45,517   Mylan Laboratories Inc. .....         962,229
  1,533,235   Pfizer Inc. .................      38,729,516
    317,161   Schering-Plough Corp. .......       8,090,777
     21,309   Watson Pharmaceuticals
                Inc.(a)....................         563,197
    288,188   Wyeth........................      14,418,046
                                             --------------
                                                158,710,620
                                             --------------
              PIPELINES -- 0.49%
    150,688   El Paso Corp. ...............       2,180,455
     23,021   Kinder Morgan Inc. ..........       2,450,585
     18,337   Questar Corp.(b).............       1,635,844
    134,195   Spectra Energy Corp. ........       3,525,303
    127,456   Williams Companies Inc.
                (The)......................       3,627,398
                                             --------------
                                                 13,419,585
                                             --------------
              REAL ESTATE -- 0.10%
     39,408   CB Richard Ellis Group Inc.
                Class A(a).................       1,346,965
     45,329   Realogy Corp.(a).............       1,342,192
                                             --------------
                                                  2,689,157
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.22%
     20,698   Apartment Investment &
                Management Co. Class A(b)..       1,194,068
     47,567   Archstone-Smith Trust(b).....       2,581,937
     17,187   AvalonBay Communities
                Inc.(b)....................       2,234,310
     25,574   Boston Properties Inc.(b)....       3,002,388
     27,239   Developers Diversified Realty
                Corp. .....................       1,713,333
     62,439   Equity Residential...........       3,011,433
    111,839   Host Hotels & Resorts
                Inc. ......................       2,942,484
     48,913   Kimco Realty Corp. ..........       2,384,020
     52,886   ProLogis.....................       3,433,888
     26,660   Public Storage Inc. .........       2,523,902

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     48,053   Simon Property Group
                Inc.(b)....................  $    5,345,896
     27,599   Vornado Realty Trust(b)......       3,293,665
                                             --------------
                                                 33,661,324
                                             --------------
              RETAIL -- 5.83%
     18,963   Abercrombie & Fitch Co. Class
                A..........................       1,435,120
     32,376   AutoNation Inc.(a)...........         687,666
     11,094   AutoZone Inc.(a).............       1,421,585
     60,642   Bed Bath & Beyond
                Inc.(a)(b).................       2,435,989
     86,251   Best Buy Co. Inc. ...........       4,202,149
     23,474   Big Lots Inc.(a)(b)..........         734,267
     29,625   Circuit City Stores Inc. ....         548,951
     98,521   Costco Wholesale Corp.(b)....       5,304,371
    329,640   CVS/Caremark Corp.(b)........      11,253,910
     31,487   Darden Restaurants Inc. .....       1,296,950
     12,705   Dillard's Inc. Class A(b)....         415,835
     66,470   Dollar General Corp. ........       1,405,841
     32,239   Family Dollar Stores Inc. ...         954,919
    114,427   Federated Department Stores
                Inc. ......................       5,154,936
    113,321   Gap Inc. (The)(b)............       1,950,254
    437,840   Home Depot Inc.(b)...........      16,086,242
     69,931   Kohl's Corp.(a)(b)...........       5,357,414
     73,201   Limited Brands Inc.(b).......       1,907,618
    326,637   Lowe's Companies Inc. .......      10,285,799
    264,062   McDonald's Corp. ............      11,895,993
     48,990   Nordstrom Inc.(b)............       2,593,531
     59,611   Office Depot Inc.(a).........       2,094,731
     16,089   OfficeMax Inc. ..............         848,534
     48,097   Penney (J.C.) Co. Inc.(b)....       3,951,650
     28,512   RadioShack Corp. ............         770,679
     17,800   Sears Holdings Corp.(a)......       3,206,848
    154,483   Staples Inc. ................       3,991,841
    161,694   Starbucks Corp.(a)...........       5,070,724
    183,778   Target Corp. ................      10,890,684
     29,209   Tiffany & Co. ...............       1,328,425
     97,229   TJX Companies Inc.(b)........       2,621,294
    214,692   Walgreen Co. ................       9,852,216
    527,355   Wal-Mart Stores Inc. ........      24,759,317
     24,111   Wendy's International
                Inc. ......................         754,674
     56,987   Yum! Brands Inc. ............       3,291,569
                                             --------------
                                                160,762,526
                                             --------------

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              SAVINGS & LOANS -- 0.41%
    109,038   Hudson City Bancorp
                Inc.(b)....................  $    1,491,640
     76,720   Sovereign Bancorp Inc.(b)....       1,951,757
    197,139   Washington Mutual Inc. ......       7,960,473
                                             --------------
                                                 11,403,870
                                             --------------
              SEMICONDUCTORS -- 2.37%
    117,541   Advanced Micro Devices
                Inc.(a)....................       1,535,085
     76,854   Altera Corp.(a)..............       1,536,311
     74,257   Analog Devices Inc. .........       2,561,124
    297,023   Applied Materials Inc. ......       5,441,461
    100,265   Broadcom Corp. Class A(a)....       3,215,499
  1,234,109   Intel Corp. .................      23,608,505
     42,505   KLA-Tencor Corp.(b)..........       2,266,367
     64,180   Linear Technology Corp. .....       2,027,446
    165,544   LSI Logic Corp.(a)(b)........       1,728,279
     68,477   Maxim Integrated Products
                Inc.(b)....................       2,013,224
    161,390   Micron Technology Inc.(a)....       1,949,591
     62,619   National Semiconductor
                Corp. .....................       1,511,623
     26,634   Novellus Systems
                Inc.(a)(b).................         852,821
     76,019   NVIDIA Corp.(a)..............       2,187,827
     43,249   PMC-Sierra Inc.(a)(b)........         303,175
     32,946   QLogic Corp.(a)..............         560,082
     41,559   Teradyne Inc.(a).............         687,386
    317,651   Texas Instruments Inc. ......       9,561,295
     71,512   Xilinx Inc.(b)...............       1,840,004
                                             --------------
                                                 65,387,105
                                             --------------
              SOFTWARE -- 3.75%
    125,973   Adobe Systems Inc.(a)........       5,253,074
     49,475   Autodesk Inc.(a).............       1,860,260
    117,757   Automatic Data Processing
                Inc. ......................       5,699,439
     43,854   BMC Software Inc.(a)(b)......       1,350,265
     87,696   CA Inc. .....................       2,272,203
     38,324   Citrix Systems Inc.(a)(b)....       1,227,518
     78,503   Compuware Corp.(a)...........         744,993
     65,931   Electronic Arts Inc.(a)(b)...       3,320,285
     34,809   Fidelity National Information
                Services Inc. .............       1,582,417
    163,713   First Data Corp. ............       4,403,880
     37,140   Fiserv Inc.(a)...............       1,970,648
     42,749   IMS Health Inc.(b)...........       1,267,935
     74,475   Intuit Inc.(a)...............       2,037,636
  1,851,767   Microsoft Corp. .............      51,608,746
     70,772   Novell Inc.(a)(b)............         510,974

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              SOFTWARE (CONTINUED)
    856,093   Oracle Corp.(a)..............  $   15,520,966
     72,500   Paychex Inc.(b)..............       2,745,575
                                             --------------
                                                103,376,814
                                             --------------
              TELECOMMUNICATIONS -- 6.27%
     24,625   ADC Telecommunications
                Inc.(a)....................         412,223
     79,895   Alltel Corp. ................       4,953,490
  1,339,938   AT&T Inc. ...................      52,833,755
     96,375   Avaya Inc.(a)................       1,138,189
     24,476   CenturyTel Inc.(b)...........       1,106,070
     18,153   Ciena Corp.(a)(b)............         507,376
  1,299,826   Cisco Systems Inc.(a)........      33,184,558
     68,103   Citizens Communications
                Co. .......................       1,018,140
    334,613   Corning Inc.(a)(b)...........       7,609,100
     31,901   Embarq Corp. ................       1,797,621
     45,194   JDS Uniphase Corp.(a)(b).....         688,305
    122,183   Juniper Networks
                Inc.(a)(b).................       2,404,561
    517,244   Motorola Inc. ...............       9,139,702
    355,428   QUALCOMM Inc. ...............      15,162,558
    343,573   Qwest Communications
                International Inc.(a)(b)...       3,088,721
    619,217   Sprint Nextel Corp. .........      11,740,354
     93,477   Tellabs Inc.(a)..............         925,422
    624,857   Verizon Communications
                Inc. ......................      23,694,577
    101,861   Windstream Corp. ............       1,496,338
                                             --------------
                                                172,901,060
                                             --------------
              TEXTILES -- 0.04%
     29,104   Cintas Corp. ................       1,050,654
                                             --------------
                                                  1,050,654
                                             --------------
              TOYS, GAMES & HOBBIES -- 0.12%
     34,766   Hasbro Inc. .................         995,003
     81,618   Mattel Inc. .................       2,250,208
                                             --------------
                                                  3,245,211
                                             --------------
              TRANSPORTATION -- 1.65%
     76,830   Burlington Northern Santa Fe
                Corp. .....................       6,179,437
     36,505   C.H. Robinson Worldwide
                Inc. ......................       1,743,114
     93,359   CSX Corp. ...................       3,739,028
     65,594   FedEx Corp. .................       7,046,763
     84,854   Norfolk Southern Corp. ......       4,293,612

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES      SECURITY                           VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION (CONTINUED)
     13,132   Ryder System Inc. ...........  $      647,933
     57,687   Union Pacific Corp. .........       5,858,115
    229,746   United Parcel Service Inc.
                Class B....................      16,105,193
                                             --------------
                                                 45,613,195
                                             --------------
              TOTAL COMMON STOCKS
                (Cost: $2,317,083,749).....   2,734,011,086
                                             --------------
 PRINCIPAL
 ---------
              SHORT-TERM INVESTMENTS -- 10.22%
              CERTIFICATES OF DEPOSIT(C) -- 0.25%
$ 3,010,399   Credit Suisse First Boston NY
                5.28% -- 5.43%, 04/23/07 --
                08/21/07...................       3,010,399
  3,762,997   Deutsche Bank AG
                5.35%, 08/08/07............       3,762,997
                                             --------------
                                                  6,773,396
                                             --------------
              COMMERCIAL PAPER(C) -- 1.93%
  1,431,610   Amstel Funding Corp.
                5.22%, 04/16/07 --
                04/17/07(d)................       1,428,573
    526,820   BNP Paribas Finance Inc.
                5.11%, 06/06/07............         521,954
  2,257,798   Bryant Park Funding LLC
                5.28%, 04/23/07(d).........       2,250,844
  1,128,899   Cheyne Finance LLC
                5.24%, 04/12/07 --
                04/23/07(d)................       1,126,051
  2,257,798   Concord Minutemen Capital Co.
                LLC
                5.29%, 04/17/07(d).........       2,252,822
  6,273,714   Crown Point Capital Co. LLC
                5.20% -- 5.28%, 04/04/07 --
                07/18/07(d)................       6,245,068
  3,634,197   Edison Asset Securitization
                LLC
                5.21% -- 5.39%, 04/02/07 --
                04/11/07(d)................       3,633,385
    692,392   Five Finance Inc.
                5.22%, 04/20/07(d).........         690,584
  2,634,098   General Electric Capital
                Corp.
                5.11% -- 5.20%, 06/04/07 --
                07/17/07(d)................       2,600,947
  1,505,199   Giro Funding Corp.
                5.29%, 04/23/07(d).........       1,500,554
  2,935,138   Grampian Funding LLC
                5.13% -- 5.23%, 04/23/07 --
                06/06/07(d)................       2,912,138

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              COMMERCIAL PAPER(C) (CONTINUED)
$   752,599   Irish Permanent Treasury PLC
                5.18%, 07/10/07(d).........  $      741,879
  2,257,798   KKR Atlantic Funding Trust
                5.29% -- 5.30%, 04/23/07 --
                04/27/07(d)................       2,250,160
  1,128,899   KKR Pacific Funding Trust
                5.29%, 04/24/07(d).........       1,125,250
  1,901,789   Lexington Parker Capital Co.
                LLC
                5.18% -- 5.20%, 05/17/07 --
                07/25/07(d)................       1,878,195
  3,395,669   Lockhart Funding LLC
                5.25%, 05/04/07 --
                05/14/07(d)................       3,379,260
  1,429,939   Nationwide Building Society
                5.21%, 04/13/07(d).........       1,427,663
    903,119   Nestle Capital Corp.
                5.19%, 08/09/07............         886,324
  3,173,336   Park Granada LLC
                5.50%, 04/02/07(d).........       3,173,336
    301,040   Park Sienna LLC
                5.50%, 04/02/07(d).........         301,040
    857,963   Sedna Finance Inc.
                5.22%, 04/17/07(d).........         856,097
  1,505,199   Simba Funding Corp.
                5.20%, 07/23/07(d).........       1,480,848
  3,762,997   Societe Generale
                5.18%, 05/16/07............       3,739,173
  2,034,126   Tulip Funding Corp.
                5.30%, 04/26/07(d).........       2,026,939
  2,452,451   Variable Funding Capital
                Corp.
                5.41%, 04/02/07(d).........       2,452,451
  1,354,679   Westpac Banking Corp.
                5.20%, 07/12/07(d).........       1,334,916
    903,119   Zela Finance Inc.
                5.20%, 07/16/07(d).........         889,422
                                             --------------
                                                 53,105,873
                                             --------------
              MEDIUM-TERM NOTES(C) -- 0.14%
    376,300   Bank of America N.A.
                5.28%, 04/20/07............         376,300
  1,128,899   Cullinan Finance Corp.
                5.71%, 06/28/07(d).........       1,128,899
  1,128,899   K2 USA LLC
                5.39%, 06/04/07(d).........       1,128,899
  1,234,263   Sigma Finance Inc.
                5.51%, 06/18/07(d).........       1,234,263
                                             --------------
                                                  3,868,361
                                             --------------

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              MONEY MARKET FUNDS -- 0.78%
 21,439,510   Barclays Global Investors
                Funds Institutional Money
                Market Fund, Institutional
                Shares
                5.31%(e)(f)................  $   21,439,510
                                             --------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENTS(C) -- 2.52%
$ 3,010,398   Banc of America Securities
                LLC 5.49%, dated 3/30/07,
                due 4/2/07, maturity value
                $3,011,775 (collateralized
                by non-U.S. Government debt
                securities, value
                $3,104,110, 6.00% to 7.40%,
                5/15/11 to 11/15/25).......       3,010,398
  4,425,285   Banc of America Securities
                LLC 5.49%, dated 3/30/07,
                due 4/2/07, maturity value
                $4,427,310 (collateralized
                by U.S. Government
                obligations and non-U.S.
                Government debt securities,
                value $4,728,954, 3.75% to
                8.50%, 5/15/08 to
                6/12/46)...................       4,425,285
  2,859,878   Bank of America N.A. 5.38%,
                dated 3/30/07, due 4/2/07,
                maturity value $2,861,160
                (collateralized by U.S.
                Government obligations,
                value $2,920,275, 5.50%,
                12/1/34)...................       2,859,878
  2,257,798   Bear Stearns Companies Inc.
                (The) 5.50%, dated 3/30/07,
                due 4/2/07, maturity value
                $2,258,833 (collateralized
                by non-U.S. Government debt
                securities, value
                $2,330,909, 1.00% to
                10.00%, 10/17/18 to
                11/25/52)..................       2,257,798
  3,762,997   BNP Securities Corp. 5.48%,
                dated 3/30/07, due 4/2/07,
                maturity value $3,764,715
                (collateralized by non-U.S.
                Government debt securities,
                value $4,110,691, 4.50% to
                7.84%, 12/1/07 to
                7/15/21)...................       3,762,997
    150,520   BNP Securities Corp. 5.49%,
                dated 3/30/07, due 4/2/07,
                maturity value $150,589
                (collateralized by non-U.S.
                Government debt securities,
                value $158,103, 4.50% to
                7.84%, 12/1/07 to
                7/15/21)...................         150,520

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              REPURCHASE AGREEMENTS(C) (CONTINUED)
$ 9,783,793   Citigroup Global Markets
                Holdings Inc. 5.49%, dated
                3/30/07, due 4/2/07,
                maturity value $9,788,269
                (collateralized by non-U.S.
                Government debt securities,
                value $10,416,937, 0.00% to
                6.01%, 5/27/33 to
                3/15/37)...................  $    9,783,793
  1,655,719   Citigroup Global Markets
                Holdings Inc. 5.55%, dated
                3/30/07, due 4/2/07,
                maturity value $1,656,485
                (collateralized by non-U.S.
                Government debt securities,
                value $1,762,875, 0.00% to
                6.01%, 5/27/33 to
                3/15/37)...................       1,655,719
    903,119   Citigroup Global Markets
                Holdings Inc. 5.59%, dated
                3/30/07, due 4/2/07,
                maturity value $903,540
                (collateralized by non-U.S.
                Government debt securities,
                value $961,571, 0.00% to
                6.01%, 5/27/33 to
                3/15/37)...................         903,119
  5,268,196   Goldman Sachs Group Inc.
                (The) 5.48%, dated 3/30/07,
                due 4/2/07, maturity value
                $5,270,602 (collateralized
                by non-U.S. Government debt
                securities, value
                $5,537,673, 4.70% to 6.25%,
                11/25/35 to 10/17/48)......       5,268,196
  3,010,398   Goldman Sachs Group Inc.
                (The) 5.49%, dated 3/30/07,
                due 4/2/07, maturity value
                $3,011,775 (collateralized
                by non-U.S. Government debt
                securities, value
                $3,164,384, 0.00% to 8.85%,
                8/15/09 to 10/15/49).......       3,010,398
  3,568,932   Goldman Sachs Group Inc.
                (The) 5.49%, dated 3/30/07,
                due 4/2/07, maturity value
                $3,570,565 (collateralized
                by non-U.S. Government debt
                securities, value
                $3,706,283, 0.00% to 5.68%,
                4/17/07 to 1/25/47)........       3,568,932

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              REPURCHASE AGREEMENTS(C) (CONTINUED)
$ 1,505,199   Greenwich Capital Markets
                Inc. 5.59%, dated 3/30/07,
                due 4/2/07, maturity value
                $1,505,900 (collateralized
                by non-U.S. Government debt
                securities, value
                $1,663,883, 5.65% to 9.49%,
                1/1/17 to 6/1/48)..........  $    1,505,199
    752,599   HSBC Securities Inc. 5.49%,
                dated 3/30/07, due 4/2/07,
                maturity value $752,943
                (collateralized by non-U.S.
                Government debt securities,
                value $791,153, 3.73% to
                5.33%, 12/1/35 to
                6/1/46)....................         752,599
    376,300   JP Morgan Securities Inc.
                5.54%, dated 3/30/07, due
                4/2/07, maturity value
                $376,474 (collateralized by
                non-U.S. Government debt
                securities, value $395,572,
                4.70% to 8.75%, 6/1/10 to
                3/15/32)...................         376,300
 10,536,392   Lehman Brothers Holdings Inc.
                5.57%, dated 3/30/07, due
                4/2/07, maturity value
                $10,541,283 (collateralized
                by non-U.S. Government debt
                securities, value
                $13,403,559, 1.13% to
                10.07%, 1/15/09 to
                10/12/49)..................      10,536,392
  1,505,199   Merrill Lynch & Co. Inc.
                5.49%, dated 3/30/07, due
                4/2/07, maturity value
                $1,505,888 (collateralized
                by non-U.S. Government debt
                securities, value
                $1,552,123, 3.60% to
                10.13%, 7/15/07 to
                7/1/26)....................       1,505,199
  1,505,199   Morgan Stanley 5.49%, dated
                3/30/07, due 4/2/07,
                maturity value $1,505,888
                (collateralized by non-U.S.
                Government debt securities,
                value $1,566,192, 0.00% to
                10.00%, 4/1/07 to
                3/31/37)...................       1,505,199
  7,525,995   Morgan Stanley 5.49%, dated
                3/30/07, due 4/2/07,
                maturity value $7,529,438
                (collateralized by non-U.S.
                Government debt securities,
                value $7,917,124, 4.22% to
                8.32%, 1/17/14 to
                12/20/54)..................       7,525,995

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              REPURCHASE AGREEMENTS(C) (CONTINUED)
$ 1,053,639   Morgan Stanley 5.64%, dated
                3/30/07, due 4/4/08,
                maturity value $1,114,880
                (collateralized by non-U.S.
                Government debt securities,
                value $1,433,920, 0.00% to
                10.00%, 4/1/07 to
                3/31/37)(g)................  $    1,053,639
  4,064,037   Wachovia Capital 5.51%, dated
                3/30/07, due 4/2/07,
                maturity value $4,065,903
                (collateralized by non-U.S.
                Government debt securities,
                value $4,271,919, 0.06% to
                8.32%, 5/15/09 to
                3/15/49)...................       4,064,037
                                             --------------
                                                 69,481,592
                                             --------------
              TIME DEPOSITS(C) -- 0.64%
  3,049,578   Bank of Montreal
                5.25%, 04/02/07............       3,049,578
  7,525,995   Credit Suisse First Boston NY
                5.32%, 04/03/07............       7,525,995
  4,515,597   Danske Bank
                5.46%, 04/02/07............       4,515,597
  2,634,881   Deutsche Bank AG
                5.25%, 04/02/07............       2,634,881
                                             --------------
                                                 17,726,051
                                             --------------
              U.S. TREASURY OBLIGATIONS -- 0.06%
  1,800,000   U.S. Treasury Bill
                4.92%, 06/21/07(h)(i)......       1,780,380
                                             --------------
                                                  1,780,380
                                             --------------
              VARIABLE & FLOATING RATE NOTES(C) -- 3.90%
  3,853,309   Allstate Life Global Funding
                II
                5.30% -- 5.40%, 02/15/08 --
                04/08/08(d)................       3,853,660
  1,655,719   American Express Centurion
                Bank
                5.41%, 07/19/07............       1,656,290
    451,560   American Express Credit Corp.
                5.42%, 03/05/08............         451,761
      2,759   AmeriCredit Automobile
                Receivables Trust
                5.34%, 04/06/07............           2,759
  1,128,899   Arkle Master Issuer PLC
                5.30%, 11/19/07(d).........       1,128,899
    150,520   ASIF Global Financing
                5.40%, 05/03/07(d).........         150,527

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              VARIABLE & FLOATING RATE NOTES(C) (CONTINUED)
$   978,379   Australia & New Zealand
                Banking Group Ltd.
                5.32%, 03/20/08(d).........  $      978,379
  2,182,538   Bank of Ireland
                5.30% -- 5.32%, 08/14/07 --
                02/20/08(d)................       2,182,595
  3,838,257   Beta Finance Inc.
                5.29% -- 5.53%, 04/25/07 --
                07/25/07(d)................       3,838,305
  1,505,199   BMW US Capital LLC
                5.32%, 04/15/08(d).........       1,505,199
  2,784,618   BNP Paribas
                5.33%, 11/19/07(d).........       2,784,618
  1,444,991   Brigantine High Grade Funding
                Ltd.
                5.39%, 09/05/07(d).........       1,444,879
    978,379   Carlyle Loan Investment Ltd.
                5.37%, 05/15/07 --
                07/15/07(d)................         978,379
    752,599   CC USA Inc.
                5.35%, 07/30/07(d).........         752,630
    323,542   Commodore CDO Ltd.
                5.42%, 12/12/07(d).........         323,542
  1,505,199   Credit Agricole SA
                5.33%, 11/23/07............       1,505,199
    376,300   Cullinan Finance Corp.
                5.36%, 04/25/07(d).........         376,300
     69,405   DaimlerChrysler Auto Trust
                Series 2006-C Class A1
                5.33%, 10/08/07(d).........          69,405
  1,505,199   DEPFA Bank PLC
                5.39%, 12/14/07(d).........       1,505,199
  1,730,979   Dorada Finance Inc.
                5.32% -- 5.53%, 06/27/07 --
                07/17/07(d)................       1,730,994
  3,010,398   Fifth Third Bancorp
                5.32%, 02/22/08(d).........       3,010,398
    978,379   Five Finance Inc.
                5.30% -- 5.49%, 06/29/07 --
                07/13/07(d)................         978,343
  1,580,459   General Electric Capital
                Corp.
                5.28% -- 5.44%, 07/09/07 --
                04/24/08...................       1,580,575
  5,268,196   Granite Master Issuer PLC
                5.29%, 08/20/07(d).........       5,268,196
  3,461,958   Harrier Finance Funding LLC
                5.11% -- 5.36%, 06/06/07 --
                08/15/07(d)................       3,448,061

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              VARIABLE & FLOATING RATE NOTES(C) (CONTINUED)
$ 2,257,798   Hartford Life Global Funding
                Trust 5.36% -- 5.40%,
                07/13/07 -- 03/14/08.......  $    2,257,906
  1,505,199   HBOS Treasury Services PLC
                5.41%, 01/24/08(d).........       1,505,199
  2,634,098   Holmes Financing PLC
                5.29%, 07/16/07(d).........       2,634,098
  3,010,398   JP Morgan Securities Inc.
                5.52%, 11/16/07............       3,010,398
  4,139,297   JPMorgan Chase & Co.
                5.29% -- 5.57%, 07/27/07 --
                02/29/08(g)................       4,139,297
  1,128,899   K2 USA LLC
                5.20% -- 5.31%, 04/02/07 --
                06/28/07(d)................       1,128,885
    602,080   Kestrel Funding LLC
                5.30%, 07/11/07(d).........         602,062
    903,119   Kommunalkredit Austria AG
                5.32%, 02/08/08(d).........         903,119
  1,455,530   Leafs LLC
                5.32%, 01/22/08(d).........       1,455,530
  1,655,719   Links Finance LLC
                5.28% -- 5.47%, 05/10/07 --
                05/16/07(d)................       1,655,700
    530,660   Lothian Mortgages Master
                Issuer PLC
                5.29%, 04/24/07(d).........         530,660
    827,859   Marshall & Ilsley Bank
                5.32%, 02/15/08............         827,859
  2,724,004   Master Funding LLC
                5.35%, 04/25/07 --
                05/25/07(d)................       2,724,004
  1,655,719   Merrill Lynch & Co. Inc.
                5.58%, 05/30/07(g).........       1,655,719
  2,257,798   Metropolitan Life Global
                Funding I
                5.35%, 04/04/08(d).........       2,257,798
    150,520   Metropolitan Life Insurance
                Funding Agreement
                5.44%, 08/01/07(d)(g)......         150,520
  1,414,887   Mound Financing PLC
                5.29%, 05/08/07(d).........       1,414,887
  2,408,318   Natexis Banques Populaires
                5.33% -- 5.35%, 06/20/07 --
                02/08/08(d)................       2,408,298
    752,599   National City Bank of Indiana
                5.34%, 05/21/07............         752,608
  4,967,156   Nationwide Building Society
                5.36% -- 5.48%, 07/20/07 --
                04/04/08(d)................       4,967,599

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 MARCH 31, 2007

                                  (UNAUDITED)

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              VARIABLE & FLOATING RATE NOTES(C) (CONTINUED)
$ 1,508,962   Newcastle Ltd.
                5.34%, 04/24/07 --
                01/24/08(d)................  $    1,508,793
  1,806,239   Northern Rock PLC
                5.38%, 02/01/08(d).........       1,806,270
  2,032,019   Pricoa Global Funding I
                5.31%, 02/27/08(d).........       2,032,019
  2,182,538   Sedna Finance Inc.
                5.32% -- 5.34%, 05/25/07 --
                08/21/07(d)................       2,182,529
  1,505,199   Skandinaviska Enskilda Banken
                5.32%, 02/15/08(d).........       1,505,199
    296,581   Strips III LLC
                5.37%, 07/24/07(d).........         296,581
  1,505,199   SunTrust Bank
                5.29%, 05/01/07............       1,505,204
  3,672,685   Tango Finance Corp.
                5.27% -- 5.33%, 04/25/07 --
                07/16/07(d)................       3,672,599
    978,379   Union Hamilton Special
                Funding LLC
                5.35%, 06/15/07 --
                06/21/07(d)................         978,380
  1,636,977   Wachovia Asset Securitization
                Inc.
                5.31%, 04/25/07(d).........       1,636,976
  3,808,153   Wachovia Bank N.A.
                5.48%, 05/22/07............       3,808,157
  1,128,899   Wal-Mart Stores Inc.
                5.50%, 07/16/07(d).........       1,129,118
    752,599   Wells Fargo & Co.
                5.33%, 11/15/07(d).........         752,626
  1,128,899   WhistleJacket Capital Ltd.
                5.28% -- 5.35%, 04/18/07 --
                06/13/07(d)................       1,128,907
  4,515,597   White Pine Finance LLC
                5.28% -- 5.32%, 05/22/07 --
                08/20/07(d)................       4,515,285

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              VARIABLE & FLOATING RATE NOTES(C) (CONTINUED)
$   602,080   Wind Master Trust 5.31%,
                07/25/07(d)................  $      602,080
                                             --------------
                                                107,547,961
                                             --------------
              TOTAL SHORT-TERM INVESTMENTS
                (Cost: $281,722,592).......     281,723,124
                                             --------------
              TOTAL INVESTMENTS IN
                SECURITIES -- 109.39%
                (Cost: $2,598,806,341).....   3,015,734,210
                                             --------------
              Other Assets, Less
                Liabilities -- (9.39)%.....    (258,774,409)
                                             --------------
              NET ASSETS -- 100.00%........  $2,756,959,801
                                             ==============

---------------

NVS Non-Voting Shares

(a)  Non-income earning security.

(b) All or a portion of this security represents a security on loan. See Note 3.

(c) All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(d) This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(e)  Affiliated issuer. See Note 2.

(f) The rate quoted is the annualized seven-day yield of the fund at period end.

(g) The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(h) The rate quoted is the yield to maturity.

(i) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

As of March 31, 2007, the open futures contracts held by the Master Portfolio were as follows:

                                  NOTIONAL         NET
FUTURES CONTRACTS    NUMBER OF    CONTRACT      UNREALIZED
(EXPIRATION DATE)    CONTRACTS      VALUE      APPRECIATION
-----------------    ---------   -----------   ------------
S&P 500 Index
  (6/15/07)........     334      $23,901,040     $168,556
                                                 --------
                                                 $168,556
                                                 ========

               See accompanying notes to schedule of investments.

                         S&P 500 INDEX MASTER PORTFOLIO

                      NOTES TO THE SCHEDULE OF INVESTMENTS

                                  (UNAUDITED)

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the "Master Portfolio").

1. SIGNIFICANT ACCOUNTING POLICIES

  SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and
(vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio's net assets are computed and that may materially affect the value of the Master Portfolio's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Master Portfolio's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Master Portfolio's net assets and the prices used by the Master Portfolio's benchmark index, which, in turn, could result in a difference between the Master Portfolio's performance and the performance of the Master Portfolio's benchmark index.

  FEDERAL INCOME TAXES

As of March 31, 2007, the cost of investments for federal income tax purposes was $2,651,619,626. Net unrealized appreciation aggregated $364,114,584, of which $588,904,248 represented gross unrealized appreciation on securities and $224,789,664 represented gross unrealized depreciation on securities.

  FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a

                         S&P 500 INDEX MASTER PORTFOLIO

                      NOTES TO THE SCHEDULE OF INVESTMENTS

                            (UNAUDITED) (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $1,800,000 for initial margin requirements.

  REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors ("BGFA"), the Master Portfolio's investment adviser, including the Government Money Market Fund ("GMMF"), Institutional Money Market Fund ("IMMF"), Prime Money Market Fund ("PMMF") and Treasury Money Market Fund ("TMMF") of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the "Money Market Master Portfolios"), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

3. PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2007, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in

                         S&P 500 INDEX MASTER PORTFOLIO

                      NOTES TO THE SCHEDULE OF INVESTMENTS

                            (UNAUDITED) (CONTINUED)

3. PORTFOLIO SECURITIES LOANED (CONTINUED)

securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities.

DIVERSIFIED INVESTORS SECURITIES CORP. (DISC)
4 Manhattanville Road, Purchase, New York 10577
(914) 697-8000

May/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures of The Diversified Investors Funds Group (the "Funds") as of a date within 90 days of the filing date of this report, the Funds' President & Chief Executive Officer and Principal Financial Officer have concluded that the Funds' Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds' management, including the Funds' President & Chief Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended March 31, 2007, there has been no change in the Funds' internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the President & Chief Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DIVERSIFIED INVESTORS FUNDS GROUP


By: /s/ Joseph Carusone
    ---------------------------------
    Joseph Carusone
    Principal Financial Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark Mullin
    ---------------------------------
    Mark Mullin
    President & Chief Executive Officer

Date: May 24, 2007


By: /s/ Joseph Carusone
    ---------------------------------
    Joseph Carusone
    Principal Financial Officer

Date: May 24, 2007